    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2011.

                                                              FILE NO. 333-91921

                                                                       811-09295

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 26                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 366                                             /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-5445

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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------------------------------------------------------------------------------

                                     PART A

HARTFORD LEADERS PLUS


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
ADDRESS UNTIL AUGUST 13, 2011:
PO BOX 5085
HARTFORD, CONNECTICUT 06102-5085



ADDRESS AFTER AUGUST 13, 2011:
PO BOX 14293
LEXINGTON, KY 40512-4293


TELEPHONE:  1-800-862-6668 (CONTRACT OWNERS)
            1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Hartford Leaders Plus variable annuity. These Contracts are closed to new investors. Please read it carefully.

We call this annuity Hartford Leaders Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses. We expect to make a profit from bonus charges.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Com-pany ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series (also known as American Variable Insurance Series), Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc. and MFS(R) Variable Insurance Trust.


You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 2, 2011



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2011

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   11
PERFORMANCE RELATED INFORMATION                                               15
FIXED ACCUMULATION FEATURE                                                    16
THE CONTRACT                                                                  16
  Purchases and Contract Value                                                16
  Charges and Fees                                                            22
  The Hartford's Principal First                                              25
  Death Benefit                                                               27
  Surrenders                                                                  31
ANNUITY PAYOUTS                                                               32
OTHER PROGRAMS AVAILABLE                                                      35
OTHER INFORMATION                                                             38
  Legal Proceedings                                                           40
  More Information                                                            40
FEDERAL TAX CONSIDERATIONS                                                    40
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      47
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Street North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, CT 06102-5085.



AFTER AUGUST 13, 2011, OUR OVERNIGHT ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT -- GLOBAL ANNUITIES, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT -- GLOBAL ANNUITIES, PO BOX 14293, LEXINGTON, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a

4

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Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner, or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            8%
  Second Year                                                                                               8%
  Third Year                                                                                                8%
  Fourth Year                                                                                               8%
  Fifth Year                                                                                                7%
  Sixth Year                                                                                                6%
  Seventh Year                                                                                              5%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.50%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.65%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge                                                                   0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.75%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.43%            1.51%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES (EXCLUDING ANY PAYMENT ENHANCEMENTS), AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,224
3 years                                                                   $2,168
5 years                                                                   $3,021
10 years                                                                  $4,733



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $437
3 years                                                                   $1,374
5 years                                                                   $2,318
10 years                                                                  $4,703



(3)  If you do not Surrender your Contract:



1 year                                                                      $467
3 years                                                                   $1,404
5 years                                                                   $2,348
10 years                                                                  $4,733


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments (and any applicable Payment Enhancements) are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that Payment Enhancements may be more than offset by the additional fees and charges associated with the bonus? Do you know that we may take back some or all Payment Enhancements in certain circumstances? When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than seven years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts (particularly in Contracts with lower Contract Value).

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CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.

The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

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If you or your Annuitant are age 70 through 75 on the date the Earnings
Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE GENERAL ACCOUNT



The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

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-   Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 INVESCO V.I. BASIC VALUE FUND --
  SERIES I                               Seeks long-term growth of capital            Invesco Advisers, Inc.
 INVESCO V.I. CAPITAL APPRECIATION FUND
  -- SERIES I                            Seeks long-term growth of capital            Invesco Advisers, Inc.
 INVESCO V.I. CAPITAL DEVELOPMENT FUND
  -- SERIES I                            Seeks long-term growth of capital            Invesco Advisers, Inc.
 INVESCO V.I. CORE EQUITY FUND --
  SERIES I                               Seeks long-term growth of capital            Invesco Advisers, Inc.
 INVESCO V.I. GOVERNMENT SECURITIES      Total return, comprised of current income
  FUND -- SERIES I                       and capital appreciation                     Invesco Advisers, Inc.
 INVESCO V.I. INTERNATIONAL GROWTH FUND
  -- SERIES I                            Seeks long-term growth of capital            Invesco Advisers, Inc.
 INVESCO V.I. MID CAP CORE EQUITY FUND
  -- SERIES I                            Seeks long-term growth of capital            Invesco Advisers, Inc.
 INVESCO V.I. SMALL CAP EQUITY FUND --
  SERIES I                               Seeks long-term growth of capital            Invesco Advisers, Inc.
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
  FUND -- SERIES I                       Seeks capital appreciation                   Invesco Advisers, Inc.
AMERICAN FUNDS INSURANCE SERIES
                                         Seeks high total return, including income
                                         and capital gains, consistent with the
                                         preservation of capital over the long term
 AMERICAN FUNDS ASSET ALLOCATION FUND    by investing in a diversified portfolio of
  -- CLASS 2                             common stocks and fixed-income securities.   Capital Research and Management Company
                                         Seeks to produce income exceeding the
                                         average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consisstent with sound common
 AMERICAN FUNDS BLUE CHIP INCOME AND     stock investing through investments in
  GROWTH FUND -- CLASS 2                 quality common stocks.                       Capital Research and Management Company
                                         Seeks a high level of current income as is
                                         consistent with preservation of capital by
 AMERICAN FUNDS BOND FUND -- CLASS 2     investing primarily in bonds.                Capital Research and Management Company
                                         Seeks a high level of total return
                                         consistent with prudent investment
 AMERICAN FUNDS GLOBAL BOND FUND --      management by investing primarily in a
  CLASS 2                                global portfolio of investment-grade bonds.  Capital Research and Management Company

12

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
                                         Seeks to provide long-term growth of
                                         capital with current income by investing in
  AMERICAN FUNDS GLOBAL GROWTH AND       well-established, companies located around
  INCOME FUND -- CLASS 2                 the world.                                   Capital Research and Management Company
                                         Seeks growth of capital over time by
 AMERICAN FUNDS GLOBAL GROWTH FUND --    investing primarily in common stocks of
  CLASS 2                                companies located around the world.          Capital Research and Management Company
                                         Seeks growth of capital over time by
 AMERICAN FUNDS GLOBAL SMALL             investing primarily in stocks of smaller
  CAPITALIZATION FUND -- CLASS 2         companies located around the world.          Capital Research and Management Company
                                         Seeks to invest in a wide range of
                                         companies that appear to offer superior
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   opportunities for growth of capital.         Capital Research and Management Company
                                         Seeks capital growth and income over time
                                         by investing primarily in U.S. common
                                         stocks or other securities that demonstrate
 AMERICAN FUNDS GROWTH-INCOME FUND --    the potential for capital appreciation
  CLASS 2                                and/or dividends.                            Capital Research and Management Company
                                         Seeks growth of capital over time by
                                         investing primarily in common stocks of
 AMERICAN FUNDS INTERNATIONAL FUND --    companies located outside the United
  CLASS 2                                States.                                      Capital Research and Management Company
                                         Seeks long-term growth of capital by
                                         investing primarily in stocks and bonds of
                                         companies with significant exposure to
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  countries with developing economies and/or
  2                                      markets.                                     Capital Research and Management Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES
  FUND -- CLASS 2                        Seeks capital appreciation                   Franklin Advisers, Inc.
 FRANKLIN GLOBAL REAL ESTATE SECURITIES
  FUND -- CLASS 2 +                      Seeks high total return                      Franklin Templeton Institutional, LLC
                                         Seeks to maximize income while maintaining
                                         prospects for capital appreciation. The
 FRANKLIN INCOME SECURITIES FUND --      fund normally invests in both equity and
  CLASS 2                                debt securities                              Franklin Advisers, Inc.
 FRANKLIN LARGE CAP GROWTH SECURITIES
  FUND -- CLASS 2                        Seeks capital appreciation                   Franklin Advisers, Inc.
 FRANKLIN LARGE CAP VALUE SECURITIES
  FUND -- CLASS 2                        Seeks long-term capital appreciation         Franklin Advisory Services, LLC
                                         Seeks long-term capital appreciation with
 FRANKLIN RISING DIVIDENDS SECURITIES    preservation of capital as an important
  FUND -- CLASS 2                        consideration                                Franklin Advisory Services, LLC
 FRANKLIN SMALL CAP VALUE SECURITIES
  FUND -- CLASS 2                        Seeks long-term total return                 Franklin Advisory Services, LLC
 FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES FUND -- CLASS 2             Seeks long-term capital growth               Franklin Advisers, Inc.
                                         Seeks a high level of current income, with
 FRANKLIN STRATEGIC INCOME SECURITIES    capital appreciation over the long term as
  FUND -- CLASS 1                        a secondary goal                             Franklin Advisers, Inc.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      Franklin Mutual Advisers, LLC
  MUTUAL GLOBAL DISCOVERY SECURITIES                                                  Sub-advised by Franklin Templeton
  FUND -- CLASS 2                        Seeks capital appreciation                   Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a
  2                                      secondary goal                               Franklin Mutual Advisers, LLC
 TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND -- CLASS 1             Seeks long-term capital appreciation         Templeton Asset Management Ltd.
 TEMPLETON FOREIGN SECURITIES FUND --
  CLASS 2                                Seeks long-term capital growth               Templeton Investment Counsel, LLC
                                                                                      Templeton Global Advisors Limited
                                                                                      Sub-advised by Templeton Asset Management
 TEMPLETON GROWTH SECURITIES FUND --                                                  Ltd. and Franklin Templeton Investments
  CLASS 2                                Seeks long-term capital growth               (Asia) Limited
HARTFORD SERIES FUND, INC.
                                                                                      HL Investment Advisors, LLC
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       Sub-advised by Hartford Investment
  CLASS IA*                              liquidity and preservation of capital        Management Company
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) CORE EQUITY SERIES -- INITIAL
  CLASS +                                Seeks capital appreciation                   MFS Investment Management
 MFS(R) GLOBAL EQUITY SERIES -- INITIAL
  CLASS                                  Seeks capital appreciation                   MFS Investment Management
 MFS(R) GROWTH SERIES -- INITIAL CLASS   Seeks capital appreciation                   MFS Investment Management
                                         Total return with an emphasis on high
 MFS(R) HIGH INCOME SERIES -- INITIAL    current income, but also considering
  CLASS                                  capital appreciation                         MFS Investment Management
 MFS(R) INVESTORS GROWTH STOCK SERIES
  -- INITIAL CLASS                       Seeks capital appreciation                   MFS Investment Management
 MFS(R) INVESTORS TRUST SERIES --
  INITIAL CLASS                          Seeks capital appreciation                   MFS Investment Management
 MFS(R) MID CAP GROWTH SERIES --
  INITIAL CLASS                          Seeks capital appreciation                   MFS Investment Management
 MFS(R) NEW DISCOVERY SERIES -- INITIAL
  CLASS                                  Seeks capital appreciation                   MFS Investment Management
                                         Total return with an emphasis on high
 MFS(R) RESEARCH BOND SERIES -- INITIAL  current income, but also considering
  CLASS                                  capital appreciation                         MFS Investment Management
 MFS(R) RESEARCH INTERNATIONAL SERIES
  -- INITIAL CLASS                       Seeks capital appreciation                   MFS Investment Management
 MFS(R) RESEARCH SERIES -- INITIAL
  CLASS                                  Seeks capital appreciation                   MFS Investment Management
 MFS(R) TOTAL RETURN SERIES -- INITIAL
  CLASS                                  Seeks total return                           MFS Investment Management
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      General Account



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this product.

14

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We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to ..55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series &

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Capital Research and Management Company, BlackRock Advisors, LLC, BlackRock
Investment, LLC, Branch Banking & Trust Company, Columbia Management Distributors, Inc., Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $129.4 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Separate Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

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FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.


We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.



ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.


From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

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-   Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to

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update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

-   The length of time you plan to continue to own your Contract.

-   The frequency, amount and timing of any partial Surrenders.

-   The amount of your Premium Payments.

-   When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment

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performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

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-   Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


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We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

-   Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser.

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        7%
          5                        6%
          6                        5%
          7                        4%
      8 or more                    0%


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                                                                          23

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THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) or you and your designated Beneficiary.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

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24

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-   EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred
    Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both he accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge if we offer this rider at that time. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set

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at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

YOU MAY ELECT THIS BENEFIT AT ANY TIME, PROVIDED WE ARE STILL OFFERING THIS RIDER FOR NEW SALES. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

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Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

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Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."


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The Optional Death Benefit may not be available if the Contract Owner or
Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

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-   Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection
    Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT -- According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of

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payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.


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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed,

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(b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract.

There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity

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                                                                          33

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Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90 (or 92 in certain states), the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for variable dollar amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


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PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.    WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change

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your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time

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periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentage.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date your instructions are received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

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-   Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which

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  could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.


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Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert
W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S.


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Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial
Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2010, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2010, Additional Payments did not in the aggregate exceed approximately $36 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the SAI.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 14293
Lexington, KY 40512-4293


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations,

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                                                                          41

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rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS


Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:


- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

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-   A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".


iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.


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       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:


       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.


       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.


       3.   Distributions attributable to a taxpayer's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).


       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining

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"income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant

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to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

46

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D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

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APP I-2

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may apply to any eligible rollover distribution from certain types of Qualified
Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

                                                                     APP I-3

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under certain circumstances. Anyone considering the purchase of a Qualified
Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

                                                                     APP I-5

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the

APP I-6

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actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of

                                                                     APP I-7

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Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.700         $9.593        $13.836        $13.202        $11.705
  Accumulation Unit Value at end of
   period                                $12.947        $11.700         $9.593        $13.836        $13.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,094          6,277          8,084         10,207         11,265
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.394        $10.275             --             --             --
  Accumulation Unit Value at end of
   period                                $13.565        $12.394             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             27             --             --             --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.948         $0.753         $1.205         $1.201         $1.040
  Accumulation Unit Value at end of
   period                                 $1.047         $0.948         $0.753         $1.205         $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,043         44,860         58,150         68,553         74,980
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.894        $10.357             --             --             --
  Accumulation Unit Value at end of
   period                                $14.091        $12.894             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30              7             --             --             --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.822        $12.478        $13.994        $13.769        $13.084
  Accumulation Unit Value at end of
   period                                $14.472        $13.822        $12.478        $13.994        $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,262          5,099          5,307          5,860          6,010
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.338        $10.349             --             --             --
  Accumulation Unit Value at end of
   period                                $11.741        $11.338             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             51             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.903        $10.231         $8.544         $9.913        $10.026
  Accumulation Unit Value at end of
   period                                $11.705        $10.903        $10.231         $8.544         $9.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,476         11,007          8,151          5,421          2,072
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.986         $0.913         $0.710         $0.939         $1.000
  Accumulation Unit Value at end of
   period                                 $1.040         $0.986         $0.913         $0.710         $0.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             76,680         75,252         57,297         30,748          7,306
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.094        $12.592        $11.349        $11.089        $10.424
  Accumulation Unit Value at end of
   period                                $13.084        $13.094        $12.592        $11.349        $11.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,387          6,390          6,217          5,112          1,978
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.035        $11.154        $10.958        $10.199        $10.025
  Accumulation Unit Value at end of
   period                                $12.458        $12.035        $11.154        $10.958        $10.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,085          1,163          1,235            292             71
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.398        $10.253             --             --             --
  Accumulation Unit Value at end of
   period                                $11.669        $11.398             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              3             --             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.604         $6.988        $12.076        $10.897         $9.988
  Accumulation Unit Value at end of
   period                                $10.561         $9.604         $6.988        $12.076        $10.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,852          2,389          2,431          2,020            815
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.344        $10.552             --             --             --
  Accumulation Unit Value at end of
   period                                $15.600        $14.344             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.935        $10.670        $17.607        $15.585        $13.157
  Accumulation Unit Value at end of
   period                                $16.417        $14.935        $10.670        $17.607        $15.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,736          2,126          2,597          3,052          3,235
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.686         $9.572             --             --             --
  Accumulation Unit Value at end of
   period                                $15.966        $14.686             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              2             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.057        $11.381        $24.896        $20.843        $17.081
  Accumulation Unit Value at end of
   period                                $21.743        $18.057        $11.381        $24.896        $20.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                821            953          1,099          1,517          1,547
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.610         $9.849             --             --             --
  Accumulation Unit Value at end of
   period                                $19.783        $16.610             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              9             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.725        $10.504         $7.894         $9.402        $11.143
  Accumulation Unit Value at end of
   period                                $13.157        $11.725        $10.504         $7.894         $9.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,266          3,089          2,483          2,109          1,725
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.853        $11.651         $7.715         $9.689        $11.304
  Accumulation Unit Value at end of
   period                                $17.081        $13.853        $11.651         $7.715         $9.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,535          1,361          1,011            784            604
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.843         $8.636        $15.671        $14.181        $13.080
  Accumulation Unit Value at end of
   period                                $13.826        $11.843         $8.636        $15.671        $14.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,796         11,953         14,679         17,290         18,524
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.002         $9.445             --             --             --
  Accumulation Unit Value at end of
   period                                $16.167        $14.002             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156             71             --             --             --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.212         $8.685        $14.207        $13.750        $12.134
  Accumulation Unit Value at end of
   period                                $12.289        $11.212         $8.685        $14.207        $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,086         11,936         14,761         17,696         19,476
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.109         $9.280             --             --             --
  Accumulation Unit Value at end of
   period                                $14.211        $13.109             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138             25             --             --             --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.262        $10.845        $19.051        $16.137        $13.788
  Accumulation Unit Value at end of
   period                                $16.099        $15.262        $10.845        $19.051        $16.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,313          2,747          3,513          4,174          4,450
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.974         $9.373             --             --             --
  Accumulation Unit Value at end of
   period                                $15.622        $14.974             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             23             --             --             --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.509        $15.970        $28.176        $21.665        $16.611
  Accumulation Unit Value at end of
   period                                $27.257        $23.509        $15.970        $28.176        $21.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                851            937            977          1,124          1,137
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.263        $10.483             --             --             --
  Accumulation Unit Value at end of
   period                                $17.504        $15.263             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             12             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.445        $10.342         $7.686        $10.343        $12.847
  Accumulation Unit Value at end of
   period                                $13.080        $11.445        $10.342         $7.686        $10.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,458         18,755         15,275         11,300          7,477
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.656        $10.736         $8.242        $10.261        $10.172
  Accumulation Unit Value at end of
   period                                $12.134        $11.656        $10.736         $8.242        $10.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,433         19,977         16,196         12,481          8,416
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.537         $9.830         $7.410         $8.847        $11.227
  Accumulation Unit Value at end of
   period                                $13.788        $11.537         $9.830         $7.410         $8.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,144          3,811          2,886          2,665          2,106
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.987        $11.970         $8.743         $9.422         $9.999
  Accumulation Unit Value at end of
   period                                $16.611        $13.987        $11.970         $8.743         $9.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,047            858            619            481            356
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.124         $7.740        $12.165        $10.818        $10.454
  Accumulation Unit Value at end of
   period                                $11.571        $10.124         $7.740        $12.165        $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             94             88            149             52
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.981        $10.035             --             --             --
  Accumulation Unit Value at end of
   period                                $14.674        $12.981             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.420        $12.311        $21.727        $27.912        $23.531
  Accumulation Unit Value at end of
   period                                $17.159        $14.420        $12.311        $21.727        $27.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             79            110            170            223
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.174        $10.508             --             --             --
  Accumulation Unit Value at end of
   period                                $14.328        $12.174             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.659        $10.991        $15.884        $15.564        $13.382
  Accumulation Unit Value at end of
   period                                $16.247        $14.659        $10.991        $15.884        $15.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,762          5,520          6,439          7,494          6,794
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.102        $10.690             --             --             --
  Accumulation Unit Value at end of
   period                                $15.459        $14.102             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44              5             --             --             --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.212         $8.003        $12.427        $11.893        $10.902
  Accumulation Unit Value at end of
   period                                $11.209        $10.212         $8.003        $12.427        $11.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                554            640            754            868            914
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.808        $10.148             --             --             --
  Accumulation Unit Value at end of
   period                                $13.904        $12.808             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              2             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.404             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.454             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.082        $16.261        $12.178        $12.129        $11.430
  Accumulation Unit Value at end of
   period                                $23.531        $21.082        $16.261        $12.178        $12.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            294            331            391            208
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.390        $11.956         $9.228         $9.950             --
  Accumulation Unit Value at end of
   period                                $13.382        $13.390        $11.956         $9.228             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,192          4,694          2,073            403             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.968        $10.331         $8.273        $10.016             --
  Accumulation Unit Value at end of
   period                                $10.902        $10.968        $10.331         $8.273             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                878            594            217             34             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.172         $7.356        $11.536        $11.759        $10.289
  Accumulation Unit Value at end of
   period                                $10.310         $9.172         $7.356        $11.536        $11.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            143            154            141             81
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.687        $10.287             --             --             --
  Accumulation Unit Value at end of
   period                                $14.104        $12.687             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.245        $10.609        $14.795        $15.457        $13.417
  Accumulation Unit Value at end of
   period                                $14.532        $12.245        $10.609        $14.795        $15.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,162          2,300          2,701          3,017          2,775
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.870        $10.398             --             --             --
  Accumulation Unit Value at end of
   period                                $13.933        $11.870             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              5             --             --             --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.739         $6.091         $9.246         $9.250             --
  Accumulation Unit Value at end of
   period                                 $9.761         $7.739         $6.091         $9.246             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                232            176            179              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.355        $10.628             --             --             --
  Accumulation Unit Value at end of
   period                                $16.660        $13.355             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.629         $8.235        $14.559        $13.305        $12.445
  Accumulation Unit Value at end of
   period                                $14.599        $11.629         $8.235        $14.559        $13.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                989          1,151          1,419          1,713          1,889
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.039        $10.051             --             --             --
  Accumulation Unit Value at end of
   period                                $17.431        $14.039             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.703             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.289             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.188        $12.079         $9.941             --             --
  Accumulation Unit Value at end of
   period                                $13.417        $13.188        $12.079             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,205          1,629            438             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.074        $11.011         $8.156        $11.627        $13.948
  Accumulation Unit Value at end of
   period                                $12.445        $12.074        $11.011         $8.156        $11.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,963          2,101          1,892          1,182            806
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.325        $13.966        $15.959        $15.277        $14.314
  Accumulation Unit Value at end of
   period                                $18.952        $17.325        $13.966        $15.959        $15.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,911          2,089          2,178          2,433          2,382
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.870        $10.489             --             --             --
  Accumulation Unit Value at end of
   period                                $13.924        $12.870             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             15             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.151         $1.145         $1.110         $1.077
  Accumulation Unit Value at end of
   period                                 $1.114         $1.133         $1.151         $1.145         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,309         44,174         81,177         37,299         30,252
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.714         $9.978             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.451         $9.714             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             71             --             --             --
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.028         $0.706         $1.489         $1.490         $1.338
  Accumulation Unit Value at end of
   period                                 $1.086         $1.028         $0.706         $1.489         $1.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,785          5,897          7,008          8,743         10,297
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.822        $10.293             --             --             --
  Accumulation Unit Value at end of
   period                                $15.479        $14.822             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.036         $0.870         $1.538         $1.396         $1.335
  Accumulation Unit Value at end of
   period                                 $1.177         $1.036         $0.870         $1.538         $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,834          3,226          3,859          4,548          5,294
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.145        $10.310             --             --             --
  Accumulation Unit Value at end of
   period                                $13.646        $12.145             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.304        $13.219        $11.165        $10.799        $10.505
  Accumulation Unit Value at end of
   period                                $14.314        $14.304        $13.219        $11.165        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,394          2,086          1,432            625            355
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.065         $1.073         $1.082         $1.085         $1.061
  Accumulation Unit Value at end of
   period                                 $1.077         $1.065         $1.073         $1.082         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,062         31,860         35,889        107,340         43,640
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.287         $1.178         $0.896         $1.170         $1.000
  Accumulation Unit Value at end of
   period                                 $1.338         $1.287         $1.178         $0.896         $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,385         13,222         11,005          8,051            683
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.247         $1.189         $0.933         $1.254         $1.000
  Accumulation Unit Value at end of
   period                                 $1.335         $1.247         $1.189         $0.933         $1.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,155          2,355          2,010          1,176            134
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.137         $5.096         $9.781         $9.549             --
  Accumulation Unit Value at end of
   period                                 $8.339         $7.137         $5.096         $9.781             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             63             28             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.134        $10.204             --             --             --
  Accumulation Unit Value at end of
   period                                $16.333        $14.134             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.880         $8.621        $12.547        $11.798        $10.277
  Accumulation Unit Value at end of
   period                                $11.725        $10.880         $8.621        $12.547        $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                926          1,063          1,266          1,396          1,557
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.698        $10.173             --             --             --
  Accumulation Unit Value at end of
   period                                $13.533        $12.698             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              4             --             --             --
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.251         $1.272         $1.151         $1.100         $1.080
  Accumulation Unit Value at end of
   period                                 $1.297         $1.251         $1.272         $1.151         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,573         33,307         43,351         32,443         26,808
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.047        $10.328             --             --             --
  Accumulation Unit Value at end of
   period                                $10.302        $10.047             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             27             --             --             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.820         $1.368         $2.333         $2.068         $1.639
  Accumulation Unit Value at end of
   period                                 $2.021         $1.820         $1.368         $2.333         $2.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,781          4,366          4,619          4,698          3,146
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.004        $10.644             --             --             --
  Accumulation Unit Value at end of
   period                                $15.377        $14.004             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.627             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.277             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.080         $1.071         $1.077         $0.999         $1.000
  Accumulation Unit Value at end of
   period                                 $1.080         $1.080         $1.071         $1.077         $0.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,304         22,799         20,695         24,166          1,583
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.413         $1.159         $0.913         $1.100         $1.000
  Accumulation Unit Value at end of
   period                                 $1.639         $1.413         $1.159         $0.913         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,228          1,133            342            637             26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.765         $7.879        $12.980        $11.411        $10.737
  Accumulation Unit Value at end of
   period                                $11.262         $9.765         $7.879        $12.980        $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            185            223            263            283
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.696        $10.358             --             --             --
  Accumulation Unit Value at end of
   period                                $14.483        $12.696             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.587         $1.239         $1.762         $1.635         $1.495
  Accumulation Unit Value at end of
   period                                 $1.781         $1.587         $1.239         $1.762         $1.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,163          8,446          9,973         12,288         13,389
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.979        $10.245             --             --             --
  Accumulation Unit Value at end of
   period                                $14.409        $12.979             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28              3             --             --             --
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.890         $9.966        $14.750        $14.256        $12.341
  Accumulation Unit Value at end of
   period                                $15.033        $11.890         $9.966        $14.750        $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            426            430            414            327
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.334        $10.452             --             --             --
  Accumulation Unit Value at end of
   period                                $15.424        $12.334             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1             --             --             --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.963         $6.113        $10.214         $9.342         $8.346
  Accumulation Unit Value at end of
   period                                 $9.181         $7.963         $6.113        $10.214         $9.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                213            244            322            446            662
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.352        $10.363             --             --             --
  Accumulation Unit Value at end of
   period                                $15.226        $13.352             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.451             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.737             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.412         $1.261         $1.007         $1.152         $1.000
  Accumulation Unit Value at end of
   period                                 $1.495         $1.412         $1.261         $1.007         $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,960         14,319         11,083          6,632            628
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.605        $10.783        $10.286             --             --
  Accumulation Unit Value at end of
   period                                $12.341        $11.605        $10.783             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             78              6             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.344         $7.543         $6.019         $8.704        $11.565
  Accumulation Unit Value at end of
   period                                 $8.346         $8.344         $7.543         $6.019         $8.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                857          1,014          1,131          1,191          1,418
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.000        $10.784        $16.554        $15.412        $12.595
  Accumulation Unit Value at end of
   period                                $15.473        $14.000        $10.784        $16.554        $15.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104            111            114            148            175
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.591        $10.584             --             --             --
  Accumulation Unit Value at end of
   period                                $14.856        $13.591             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.369         $6.180        $10.039         $8.423         $7.936
  Accumulation Unit Value at end of
   period                                 $9.494         $8.369         $6.180        $10.039         $8.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            339            345            498            556
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.523        $10.096             --             --             --
  Accumulation Unit Value at end of
   period                                $15.175        $13.523             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1             --             --             --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.789         $8.962        $12.700        $12.687        $11.686
  Accumulation Unit Value at end of
   period                                $14.434        $12.789         $8.962        $12.700        $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                954          1,030            997          1,135          1,406
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.092        $10.692             --             --             --
  Accumulation Unit Value at end of
   period                                $16.846        $15.092             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             18             --             --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.774         $5.663         $9.121         $8.327         $7.869
  Accumulation Unit Value at end of
   period                                 $8.601         $7.774         $5.663         $9.121         $8.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            306            373            475            681
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.735        $10.116             --             --             --
  Accumulation Unit Value at end of
   period                                $15.029        $13.735             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.891        $10.221         $8.128         $9.378        $10.588
  Accumulation Unit Value at end of
   period                                $12.595        $11.891        $10.221         $8.128         $9.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154            161            115             87             80
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.389         $6.650         $5.192         $7.968        $12.180
  Accumulation Unit Value at end of
   period                                 $7.936         $7.389         $6.650         $5.192         $7.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                710            773            819            839            983
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.630        $10.832         $9.336         $9.254         $9.217
  Accumulation Unit Value at end of
   period                                $11.686        $11.630        $10.832         $9.336         $9.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,602          1,945          2,018            996            551
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.656         $7.129         $5.891         $8.265        $11.077
  Accumulation Unit Value at end of
   period                                 $7.869         $7.656         $7.129         $5.891         $8.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                872          1,047          1,212          1,211          1,084
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.645         $6.926        $10.522         $9.698         $8.726
  Accumulation Unit Value at end of
   period                                 $9.448         $8.645         $6.926        $10.522         $9.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,719          1,912          2,199          2,369          2,328
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.615        $10.218             --             --             --
  Accumulation Unit Value at end of
   period                                $13.635        $12.615             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              3             --             --             --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.305         $3.087         $6.479         $5.998         $5.946
  Accumulation Unit Value at end of
   period                                 $5.490         $4.305         $3.087         $6.479         $5.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                964            975          1,108          1,400          1,674
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.058        $10.192             --             --             --
  Accumulation Unit Value at end of
   period                                $17.733        $14.058             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.308         $8.291        $13.893        $13.778        $12.372
  Accumulation Unit Value at end of
   period                                $17.847        $13.308         $8.291        $13.893        $13.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                792            944          1,104          1,291          1,416
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.468        $11.003             --             --             --
  Accumulation Unit Value at end of
   period                                $23.171        $17.468             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              3             --             --             --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.530        $10.091        $10.507        $10.251        $10.016
  Accumulation Unit Value at end of
   period                                $12.188        $11.530        $10.091        $10.507        $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,030            908            463            341            109
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.620        $10.282             --             --             --
  Accumulation Unit Value at end of
   period                                $12.149        $11.620             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44              2             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.266         $7.547         $6.281         $8.079         $9.773
  Accumulation Unit Value at end of
   period                                 $8.726         $8.266         $7.547         $6.281         $8.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,267          1,825          1,145          1,011            970
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.863         $5.203         $3.860         $6.909         $8.520
  Accumulation Unit Value at end of
   period                                 $5.946         $5.863         $5.203         $3.860         $6.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,125          2,213          2,059          1,395            796
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.951        $11.406         $8.672        $12.895        $13.804
  Accumulation Unit Value at end of
   period                                $12.372        $11.951        $11.406         $8.672        $12.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,342          1,278          1,095            919            494
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.978             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.016             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.957         $9.289        $16.395        $14.773        $11.961
  Accumulation Unit Value at end of
   period                                $13.033        $11.957         $9.289        $16.395        $14.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            188            213            150             76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.716        $10.774             --             --             --
  Accumulation Unit Value at end of
   period                                $14.786        $13.716             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.345         $8.056        $12.815        $11.508        $10.590
  Accumulation Unit Value at end of
   period                                $11.793        $10.345         $8.056        $12.815        $11.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             32             48             68             36
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.989        $10.227             --             --             --
  Accumulation Unit Value at end of
   period                                $14.646        $12.989             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.928        $11.136        $14.539        $14.183        $12.886
  Accumulation Unit Value at end of
   period                                $13.980        $12.928        $11.136        $14.539        $14.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,098          3,611          4,436          5,780          6,059
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.821        $10.294             --             --             --
  Accumulation Unit Value at end of
   period                                $12.642        $11.821             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             35             --             --             --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.666        $12.150        $18.322        $17.262        $14.522
  Accumulation Unit Value at end of
   period                                $16.090        $14.666        $12.150        $18.322        $17.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                576            628            707            682            528
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.389        $10.378             --             --             --
  Accumulation Unit Value at end of
   period                                $13.444        $12.389             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              3             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.019             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.961             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.468             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.590             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.741        $11.636        $10.169        $10.902        $11.056
  Accumulation Unit Value at end of
   period                                $12.886        $12.741        $11.636        $10.169        $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,636          6,178          5,267          4,003          1,696
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.842        $12.218         $9.988             --             --
  Accumulation Unit Value at end of
   period                                $14.522        $13.842        $12.218             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                355            244             72             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.703        $15.419        $21.911        $19.915        $16.453
  Accumulation Unit Value at end of
   period                                $20.597        $18.703        $15.419        $21.911        $19.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                929          1,091          1,173          1,481          1,299
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.173        $10.147             --             --             --
  Accumulation Unit Value at end of
   period                                $13.259        $12.173             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             41             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.420        $10.824        $17.498        $17.191        $14.763
  Accumulation Unit Value at end of
   period                                $14.679        $13.420        $10.824        $17.498        $17.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,946          3,568          4,577          6,057          6,545
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.661        $10.324             --             --             --
  Accumulation Unit Value at end of
   period                                $13.696        $12.661             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             39             --             --             --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.382        $11.955        $25.652        $20.203        $15.992
  Accumulation Unit Value at end of
   period                                $23.623        $20.382        $11.955        $25.652        $20.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                367            408            417            652            720
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.536        $10.399             --             --             --
  Accumulation Unit Value at end of
   period                                $20.103        $17.536             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6             --             --             --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.260         $9.095        $15.509        $13.656        $11.432
  Accumulation Unit Value at end of
   period                                $13.074        $12.260         $9.095        $15.509        $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,547          1,780          2,085          2,376          2,536
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.265        $10.700             --             --             --
  Accumulation Unit Value at end of
   period                                $15.045        $14.265             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30              5             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.424        $12.407        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $16.453        $14.424        $12.407             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                993            480            126             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.576        $12.254         $9.954        $11.476        $10.899
  Accumulation Unit Value at end of
   period                                $14.763        $13.576        $12.254         $9.954        $11.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,334          5,658          4,507          3,408          1,632
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.725        $10.363         $6.853         $6.964         $7.703
  Accumulation Unit Value at end of
   period                                $15.992        $12.725        $10.363         $6.853         $6.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                675            440            316            265            119
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.549         $9.048         $6.957         $8.685        $10.512
  Accumulation Unit Value at end of
   period                                $11.432        $10.549         $9.048         $6.957         $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,492          1,933            729            527            353
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.548         $8.955        $15.785        $15.680        $13.087
  Accumulation Unit Value at end of
   period                                $12.199        $11.548         $8.955        $15.785        $15.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,508          1,839          2,365          3,116          3,386
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.547        $10.621             --             --             --
  Accumulation Unit Value at end of
   period                                $14.155        $13.547             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.221        $10.708         $8.239        $10.276        $10.586
  Accumulation Unit Value at end of
   period                                $13.087        $12.221        $10.708         $8.239        $10.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,293          2,567          1,647          1,056            456
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information for Series I and Series IR of Hartford Leaders Plus variable annuity, please complete the form below and mail to:


     ADDRESS UNTIL AUGUST 13, 2011:



     The Hartford Wealth Management -- Global Annuities
     PO Box 5085
     Hartford, Connecticut 06102-5085



     ADDRESS AFTER AUGUST 13, 2011:



     The Hartford Wealth Management -- Global Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                SERIES I AND SERIES IR OF HARTFORD LEADERS PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to:



ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 14293
Lexington, KY 40512-4293



Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 11, 2011 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $60,476,306; 2009: $103,577,895; and 2008: $249,801,679.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc.,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------


Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group,

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table shows all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.700         $9.593        $13.836        $13.202        $11.705
  Accumulation Unit Value at end of
   period                                $12.947        $11.700         $9.593        $13.836        $13.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,094          6,277          8,084         10,207         11,265
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.521         $9.461        $13.666        $13.059        $11.596
  Accumulation Unit Value at end of
   period                                $12.731        $11.521         $9.461        $13.666        $13.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188            264            386            589            663
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.769         $9.670        $13.974        $13.360        $11.869
  Accumulation Unit Value at end of
   period                                $12.998        $11.769         $9.670        $13.974        $13.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,590          7,702          8,537          9,486          9,300
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.317         $9.312        $13.478        $12.905        $11.482
  Accumulation Unit Value at end of
   period                                $12.481        $11.317         $9.312        $13.478        $12.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,420          5,606          6,515          9,091          9,844
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.317         $9.312        $13.478        $12.905        $11.482
  Accumulation Unit Value at end of
   period                                $12.481        $11.317         $9.312        $13.478        $12.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,420          5,606          6,515          9,091          9,844
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.192         $9.223        $13.369        $12.820        $11.424
  Accumulation Unit Value at end of
   period                                $12.324        $11.192         $9.223        $13.369        $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,036          5,026          5,457          5,087          4,899
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.192         $9.223        $13.369        $12.820        $11.424
  Accumulation Unit Value at end of
   period                                $12.324        $11.192         $9.223        $13.369        $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,036          5,026          5,457          5,087          4,899
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.151         $9.194        $13.333        $12.791        $11.404
  Accumulation Unit Value at end of
   period                                $12.272        $11.151         $9.194        $13.333        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,545         13,084         15,427         16,108         14,164
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.353         $9.370        $13.602        $13.062        $11.657
  Accumulation Unit Value at end of
   period                                $12.482        $11.353         $9.370        $13.602        $13.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                277            339            418            402            378

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.903        $10.231         $8.544         $9.913        $10.026
  Accumulation Unit Value at end of
   period                                $11.705        $10.903        $10.231         $8.544         $9.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,476         11,007          8,151          5,421          2,072
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.818        $10.166         $8.502         $9.880        $10.008
  Accumulation Unit Value at end of
   period                                $11.596        $10.818        $10.166         $8.502         $9.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                714            773            797            569            177
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.078        $10.416         $8.716        $10.133        $10.477
  Accumulation Unit Value at end of
   period                                $11.869        $11.078        $10.416         $8.716        $10.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,375          5,921          2,064          1,795            484
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.733        $10.107         $8.470         $8.391             --
  Accumulation Unit Value at end of
   period                                $11.482        $10.733        $10.107         $8.470             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,555          9,961          8,216          1,667             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.733        $10.107         $8.470         $9.861        $10.210
  Accumulation Unit Value at end of
   period                                $11.482        $10.733        $10.107         $8.470         $9.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,555          9,961          8,216          1,667            123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.694        $10.151             --             --             --
  Accumulation Unit Value at end of
   period                                $11.424        $10.694             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,926          3,923             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.694        $10.086         $8.464         $8.391             --
  Accumulation Unit Value at end of
   period                                $11.424        $10.694        $10.086         $8.464             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,926          3,923            562            140             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.681        $10.078         $8.463         $8.391             --
  Accumulation Unit Value at end of
   period                                $11.404        $10.681        $10.078         $8.463             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,020          8,196          2,080            330             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.930        $10.389             --             --             --
  Accumulation Unit Value at end of
   period                                $11.657        $10.930             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                411            761             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.027         $9.106        $13.225        $12.707        $11.346
  Accumulation Unit Value at end of
   period                                $12.118        $11.027         $9.106        $13.225        $12.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                615            779            920          1,196          1,401
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.027         $9.106        $13.225        $12.707        $11.346
  Accumulation Unit Value at end of
   period                                $12.118        $11.027         $9.106        $13.225        $12.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                615            779            920          1,196          1,401
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.265         $9.306             --             --             --
  Accumulation Unit Value at end of
   period                                $12.373        $11.265             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                973            620             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.197         $9.260        $13.469        $12.961        $11.590
  Accumulation Unit Value at end of
   period                                $12.287        $11.197         $9.260        $13.469        $12.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,056          1,292          1,533          1,621          1,504
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.164         $9.237             --             --             --
  Accumulation Unit Value at end of
   period                                $12.244        $11.164             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             76             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.414        $10.276             --             --             --
  Accumulation Unit Value at end of
   period                                $13.608        $12.414             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             15             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.394        $10.275             --             --             --
  Accumulation Unit Value at end of
   period                                $13.565        $12.394             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             27             --             --             --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.948         $0.753         $1.205         $1.201         $1.040
  Accumulation Unit Value at end of
   period                                 $1.047         $0.948         $0.753         $1.205         $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,043         44,860         58,150         68,553         74,980
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.936         $0.744         $1.194         $1.191         $1.033
  Accumulation Unit Value at end of
   period                                 $1.032         $0.936         $0.744         $1.194         $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,048          1,457          2,106          3,556          4,322
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.932         $0.742         $1.190         $1.188         $1.031
  Accumulation Unit Value at end of
   period                                 $1.027         $0.932         $0.742         $1.190         $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             52,636         60,281         65,332         71,928         73,628

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.643        $10.121             --             --             --
  Accumulation Unit Value at end of
   period                                $11.346        $10.643             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,365          1,457             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.643        $10.057         $8.457         $8.390             --
  Accumulation Unit Value at end of
   period                                $11.346        $10.643        $10.057         $8.457             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,365          1,457          1,072             57             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.888        $10.368             --             --             --
  Accumulation Unit Value at end of
   period                                $11.590        $10.888             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,171            754             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.986         $0.913         $0.710         $0.939         $1.000
  Accumulation Unit Value at end of
   period                                 $1.040         $0.986         $0.913         $0.710         $0.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             76,680         75,252         57,297         30,748          7,306
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.981         $0.910         $0.709         $0.938         $1.000
  Accumulation Unit Value at end of
   period                                 $1.033         $0.981         $0.910         $0.709         $0.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,741          5,584          5,876          4,277            601
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.979         $0.909         $0.708         $0.938         $1.000
  Accumulation Unit Value at end of
   period                                 $1.031         $0.979         $0.909         $0.708         $0.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             66,704         51,922         19,978         17,097          3,999

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.920         $0.733         $1.178         $1.178         $1.024
  Accumulation Unit Value at end of
   period                                 $1.013         $0.920         $0.733         $1.178         $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,614         47,437         54,791         73,720         81,808
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.920         $0.733         $1.178         $1.178         $1.024
  Accumulation Unit Value at end of
   period                                 $1.013         $0.920         $0.733         $1.178         $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,614         47,437         54,791         73,720         81,808
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.910         $0.726         $1.169         $1.170         $1.018
  Accumulation Unit Value at end of
   period                                 $1.000         $0.910         $0.726         $1.169         $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,823         40,555         43,896         39,063         40,200
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.910         $0.726         $1.169         $1.170         $1.018
  Accumulation Unit Value at end of
   period                                 $1.000         $0.910         $0.726         $1.169         $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,823         40,555         43,896         39,063         40,200
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.906         $0.724         $1.166         $1.168         $1.017
  Accumulation Unit Value at end of
   period                                 $0.996         $0.906         $0.724         $1.166         $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             80,934         94,085        107,987        117,806        111,437
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.899         $0.719         $1.159         $1.162         $1.013
  Accumulation Unit Value at end of
   period                                 $0.987         $0.899         $0.719         $1.159         $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,037          3,829          4,294          3,908          3,848
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.896         $0.717         $1.156         $1.160         $1.011
  Accumulation Unit Value at end of
   period                                 $0.983         $0.896         $0.717         $1.156         $1.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,511          7,985          9,092         11,883         13,067
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.896         $0.717         $1.156         $1.160         $1.011
  Accumulation Unit Value at end of
   period                                 $0.983         $0.896         $0.717         $1.156         $1.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,511          7,985          9,092         11,883         13,067
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.892         $0.714             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.979         $0.892             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,258          6,866             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.887         $0.711         $1.148         $1.153         $1.007
  Accumulation Unit Value at end of
   period                                 $0.972         $0.887         $0.711         $1.148         $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,857         14,219         15,501         16,993         15,599

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.974         $0.905         $0.706         $0.693             --
  Accumulation Unit Value at end of
   period                                 $1.024         $0.974         $0.905         $0.706             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             83,622         90,105         77,474         13,162             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.974         $0.905         $0.706         $0.937         $1.000
  Accumulation Unit Value at end of
   period                                 $1.024         $0.974         $0.905         $0.706         $0.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             83,622         90,105         77,474         13,162            603
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.970         $0.919             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.018         $0.970             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,846         32,185             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.970         $0.903         $0.706         $0.693             --
  Accumulation Unit Value at end of
   period                                 $1.018         $0.970         $0.903         $0.706             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,846         32,185          4,820          1,146             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.969         $0.903         $0.706         $0.693             --
  Accumulation Unit Value at end of
   period                                 $1.017         $0.969         $0.903         $0.706             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             95,376         69,731         15,561          3,128             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.967         $0.917             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.013         $0.967             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,456          5,556             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.966         $0.916             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.011         $0.966             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,974         13,806             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.966         $0.901         $0.705         $0.693             --
  Accumulation Unit Value at end of
   period                                 $1.011         $0.966         $0.901         $0.705             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,974         13,806         10,628          1,278             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.963         $0.915             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.007         $0.963             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,967          6,031             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.884         $0.709             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.968         $0.884             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,182          1,204             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.915        $10.358             --             --             --
  Accumulation Unit Value at end of
   period                                $14.135        $12.915             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             18             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.894        $10.357             --             --             --
  Accumulation Unit Value at end of
   period                                $14.091        $12.894             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30              7             --             --             --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.822        $12.478        $13.994        $13.769        $13.084
  Accumulation Unit Value at end of
   period                                $14.472        $13.822        $12.478        $13.994        $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,262          5,099          5,307          5,860          6,010
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.611        $12.307        $13.822        $13.620        $12.962
  Accumulation Unit Value at end of
   period                                $14.229        $13.611        $12.307        $13.822        $13.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                221            343            370            359            418
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.119        $11.868        $13.336        $13.147        $12.518
  Accumulation Unit Value at end of
   period                                $13.708        $13.119        $11.868        $13.336        $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,302          5,956          5,729          5,949          5,418
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.370        $12.113        $13.632        $13.460        $12.835
  Accumulation Unit Value at end of
   period                                $13.950        $13.370        $12.113        $13.632        $13.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,786          4,618          4,797          6,398          6,215
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.370        $12.113        $13.632        $13.460        $12.835
  Accumulation Unit Value at end of
   period                                $13.950        $13.370        $12.113        $13.632        $13.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,786          4,618          4,797          6,398          6,215
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.222        $11.997        $13.522        $13.371        $12.769
  Accumulation Unit Value at end of
   period                                $13.775        $13.222        $11.997        $13.522        $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,591          4,252          4,087          3,400          3,215
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.222        $11.997        $13.522        $13.371        $12.769
  Accumulation Unit Value at end of
   period                                $13.775        $13.222        $11.997        $13.522        $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,591          4,252          4,087          3,400          3,215

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.094        $12.592        $11.349        $11.089        $10.424
  Accumulation Unit Value at end of
   period                                $13.084        $13.094        $12.592        $11.349        $11.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,387          6,390          6,217          5,112          1,978
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.991        $12.512        $11.293        $11.051        $10.405
  Accumulation Unit Value at end of
   period                                $12.962        $12.991        $12.512        $11.293        $11.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                455            532            628            548            218
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.553        $12.096        $10.923        $10.695        $10.346
  Accumulation Unit Value at end of
   period                                $12.518        $12.553        $12.096        $10.923        $10.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,944          3,658          1,879          1,686            819
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.890        $12.439        $11.250        $10.521             --
  Accumulation Unit Value at end of
   period                                $12.835        $12.890        $12.439        $11.250             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,164          6,542          5,817          1,224             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.890        $12.439        $11.250        $11.031        $10.686
  Accumulation Unit Value at end of
   period                                $12.835        $12.890        $12.439        $11.250        $11.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,164          6,542          5,817          1,224            157
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.843        $12.500             --             --             --
  Accumulation Unit Value at end of
   period                                $12.769        $12.843             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,197          2,523             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.843        $12.412        $11.243        $10.520             --
  Accumulation Unit Value at end of
   period                                $12.769        $12.843        $12.412        $11.243             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,197          2,523            452            108             --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.173        $11.959        $13.485        $13.341        $12.748
  Accumulation Unit Value at end of
   period                                $13.717        $13.173        $11.959        $13.485        $13.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,994         10,350         11,094         11,330          9,445
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.655        $11.499        $12.980        $12.855        $12.295
  Accumulation Unit Value at end of
   period                                $13.164        $12.655        $11.499        $12.980        $12.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            378            392            341            318
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.027        $11.844        $13.376        $13.253        $12.682
  Accumulation Unit Value at end of
   period                                $13.545        $13.027        $11.844        $13.376        $13.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                518            575            612            750            742
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.027        $11.844        $13.376        $13.253        $12.682
  Accumulation Unit Value at end of
   period                                $13.545        $13.027        $11.844        $13.376        $13.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                518            575            612            750            742
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.556        $11.422             --             --             --
  Accumulation Unit Value at end of
   period                                $13.049        $12.556             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,012            722             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.481        $11.365        $12.854        $12.755        $12.224
  Accumulation Unit Value at end of
   period                                $12.958        $12.481        $11.365        $12.854        $12.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                882          1,053          1,135          1,293          1,123
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.444        $11.336             --             --             --
  Accumulation Unit Value at end of
   period                                $12.912        $12.444             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                187            155             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.356        $10.351             --             --             --
  Accumulation Unit Value at end of
   period                                $11.778        $11.356             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              9             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.338        $10.349             --             --             --
  Accumulation Unit Value at end of
   period                                $11.741        $11.338             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             51             --             --             --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.035        $11.154        $10.958        $10.199        $10.025
  Accumulation Unit Value at end of
   period                                $12.458        $12.035        $11.154        $10.958        $10.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,085          1,163          1,235            292             71

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.827        $12.404        $11.241        $10.520             --
  Accumulation Unit Value at end of
   period                                $12.748        $12.827        $12.404        $11.241             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,693          4,802          1,018            254             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.384        $12.071             --             --             --
  Accumulation Unit Value at end of
   period                                $12.295        $12.384             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338            405             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.781        $12.463             --             --             --
  Accumulation Unit Value at end of
   period                                $12.682        $12.781             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                773            885             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.781        $12.377        $11.234        $10.520             --
  Accumulation Unit Value at end of
   period                                $12.682        $12.781        $12.377        $11.234             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                773            885            742             65             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.337        $12.047             --             --             --
  Accumulation Unit Value at end of
   period                                $12.224        $12.337             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                894            540             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.977        $11.117        $10.938        $10.196        $10.024
  Accumulation Unit Value at end of
   period                                $12.379        $11.977        $11.117        $10.938        $10.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             55             75              9             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.957        $11.104        $10.931        $10.194        $10.023
  Accumulation Unit Value at end of
   period                                $12.352        $11.957        $11.104        $10.931        $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,834          2,201          2,062            521             93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.899        $11.067        $10.911        $10.191        $10.022
  Accumulation Unit Value at end of
   period                                $12.274        $11.899        $11.067        $10.911        $10.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,256          1,222          1,158            518             79
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.899        $11.067        $10.911        $10.191        $10.022
  Accumulation Unit Value at end of
   period                                $12.274        $11.899        $11.067        $10.911        $10.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,256          1,222          1,158            518             79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $11.030        $10.890        $10.187        $10.021
  Accumulation Unit Value at end of
   period                                $12.196        $11.842        $11.030        $10.890        $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                974          1,114          1,337            308             48
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $11.030        $10.890        $10.187        $10.021
  Accumulation Unit Value at end of
   period                                $12.196        $11.842        $11.030        $10.890        $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                974          1,114          1,337            308             48
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.823        $11.018        $10.884        $10.186        $10.020
  Accumulation Unit Value at end of
   period                                $12.170        $11.823        $11.018        $10.884        $10.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,978          3,497          3,519            946            109
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.784        $10.993        $10.870        $10.183        $10.019
  Accumulation Unit Value at end of
   period                                $12.119        $11.784        $10.993        $10.870        $10.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             59             46             14             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.765        $10.981        $10.863        $10.182        $10.019
  Accumulation Unit Value at end of
   period                                $12.093        $11.765        $10.981        $10.863        $10.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            222            230             26             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.765        $10.981        $10.863        $10.182        $10.019
  Accumulation Unit Value at end of
   period                                $12.093        $11.765        $10.981        $10.863        $10.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            222            230             26             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.746        $10.968             --             --             --
  Accumulation Unit Value at end of
   period                                $12.068        $11.746             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                277            154             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.708        $10.944        $10.843        $10.178        $10.017
  Accumulation Unit Value at end of
   period                                $12.017        $11.708        $10.944        $10.843        $10.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                281            333            476            296              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.689        $10.931             --             --             --
  Accumulation Unit Value at end of
   period                                $11.991        $11.689             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             29             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.417        $10.256             --             --             --
  Accumulation Unit Value at end of
   period                                $11.706        $11.417             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.398        $10.253             --             --             --
  Accumulation Unit Value at end of
   period                                $11.669        $11.398             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              3             --             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.604         $6.988        $12.076        $10.897         $9.988
  Accumulation Unit Value at end of
   period                                $10.561         $9.604         $6.988        $12.076        $10.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,852          2,389          2,431          2,020            815
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.551         $6.960        $12.045        $10.885         $9.987
  Accumulation Unit Value at end of
   period                                $10.486         $9.551         $6.960        $12.045        $10.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             58             71             49             24
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.533         $6.950        $12.034        $10.881         $9.987
  Accumulation Unit Value at end of
   period                                $10.461         $9.533         $6.950        $12.034        $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,531          4,213          4,301          3,228          1,545
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.479         $6.922        $12.003        $10.868         $9.986
  Accumulation Unit Value at end of
   period                                $10.387         $9.479         $6.922        $12.003        $10.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,225          2,550          2,759          2,622          1,194
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.479         $6.922        $12.003        $10.868         $9.986
  Accumulation Unit Value at end of
   period                                $10.387         $9.479         $6.922        $12.003        $10.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,225          2,550          2,759          2,622          1,194

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.426         $6.893        $11.972        $10.856         $9.985
  Accumulation Unit Value at end of
   period                                $10.313         $9.426         $6.893        $11.972        $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,306          1,545          1,575          1,137            560
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.426         $6.893        $11.972        $10.856         $9.985
  Accumulation Unit Value at end of
   period                                $10.313         $9.426         $6.893        $11.972        $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,306          1,545          1,575          1,137            560
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.409         $6.884        $11.961        $10.852         $9.984
  Accumulation Unit Value at end of
   period                                $10.289         $9.409         $6.884        $11.961        $10.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,476          6,423          7,041          6,182          2,740
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.374         $6.865        $11.941        $10.844         $9.984
  Accumulation Unit Value at end of
   period                                $10.240         $9.374         $6.865        $11.941        $10.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             61             68             41              7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.356         $6.855        $11.930        $10.840         $9.983
  Accumulation Unit Value at end of
   period                                $10.216         $9.356         $6.855        $11.930        $10.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                195            243            258            208            148
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.356         $6.855        $11.930        $10.840         $9.983
  Accumulation Unit Value at end of
   period                                $10.216         $9.356         $6.855        $11.930        $10.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                195            243            258            208            148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.339         $6.846             --             --             --
  Accumulation Unit Value at end of
   period                                $10.192         $9.339             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                297            210             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.304         $6.827        $11.899        $10.828         $9.982
  Accumulation Unit Value at end of
   period                                $10.143         $9.304         $6.827        $11.899        $10.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                643            714            770            705            335
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.286         $6.818             --             --             --
  Accumulation Unit Value at end of
   period                                $10.119         $9.286             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             29             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.368        $10.554             --             --             --
  Accumulation Unit Value at end of
   period                                $15.649        $14.368             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              3             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.344        $10.552             --             --             --
  Accumulation Unit Value at end of
   period                                $15.600        $14.344             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.935        $10.670        $17.607        $15.585        $13.157
  Accumulation Unit Value at end of
   period                                $16.417        $14.935        $10.670        $17.607        $15.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,736          2,126          2,597          3,052          3,235
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.707        $10.523        $17.390        $15.417        $13.034
  Accumulation Unit Value at end of
   period                                $16.142        $14.707        $10.523        $17.390        $15.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             66             90            148            203
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.443         $8.191        $13.543        $12.013        $10.161
  Accumulation Unit Value at end of
   period                                $12.552        $11.443         $8.191        $13.543        $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,148          3,723          4,190          4,585          4,330
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.447        $10.357        $17.151        $15.235        $12.907
  Accumulation Unit Value at end of
   period                                $15.825        $14.447        $10.357        $17.151        $15.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,380          1,819          2,104          2,732          2,685
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.447        $10.357        $17.151        $15.235        $12.907
  Accumulation Unit Value at end of
   period                                $15.825        $14.447        $10.357        $17.151        $15.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,380          1,819          2,104          2,732          2,685
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.287        $10.258        $17.012        $15.135        $12.841
  Accumulation Unit Value at end of
   period                                $15.626        $14.287        $10.258        $17.012        $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,383          1,700          1,792          1,573          1,456
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.287        $10.258        $17.012        $15.135        $12.841
  Accumulation Unit Value at end of
   period                                $15.626        $14.287        $10.258        $17.012        $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,383          1,700          1,792          1,573          1,456
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.234        $10.225        $16.966        $15.101        $12.819
  Accumulation Unit Value at end of
   period                                $15.561        $14.234        $10.225        $16.966        $15.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,454          4,892          5,017          5,873          5,042
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.038         $7.937        $13.183        $11.745         $9.980
  Accumulation Unit Value at end of
   period                                $12.054        $11.038         $7.937        $13.183        $11.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             98            127            170            167

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.725        $10.504         $7.894         $9.402        $11.143
  Accumulation Unit Value at end of
   period                                $13.157        $11.725        $10.504         $7.894         $9.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,266          3,089          2,483          2,109          1,725
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.634        $10.437         $7.855         $9.370        $11.122
  Accumulation Unit Value at end of
   period                                $13.034        $11.634        $10.437         $7.855         $9.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                214            235            262            247            170
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.074         $8.145         $6.133         $7.319         $9.183
  Accumulation Unit Value at end of
   period                                $10.161         $9.074         $8.145         $6.133         $7.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,763          2,617          1,197          1,196            761
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.543        $10.376         $7.825         $7.297             --
  Accumulation Unit Value at end of
   period                                $12.907        $11.543        $10.376         $7.825             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,488          2,435          1,976            570             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.543        $10.376         $7.825         $9.353        $11.751
  Accumulation Unit Value at end of
   period                                $12.907        $11.543        $10.376         $7.825         $9.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,488          2,435          1,976            570             87
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.501        $10.499             --             --             --
  Accumulation Unit Value at end of
   period                                $12.841        $11.501             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,321            924             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.501        $10.354         $7.820         $7.296             --
  Accumulation Unit Value at end of
   period                                $12.841        $11.501        $10.354         $7.820             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,321            924             76             29             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.487        $10.347         $7.819         $7.296             --
  Accumulation Unit Value at end of
   period                                $12.819        $11.487        $10.347         $7.819             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,674          2,321            391            107             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.952         $8.183             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.980         $8.952             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161            133             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.077        $10.127        $16.829        $15.002        $12.753
  Accumulation Unit Value at end of
   period                                $15.365        $14.077        $10.127        $16.829        $15.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            282            320            430            491
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.077        $10.127        $16.829        $15.002        $12.753
  Accumulation Unit Value at end of
   period                                $15.365        $14.077        $10.127        $16.829        $15.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            282            320            430            491
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.952         $7.883             --             --             --
  Accumulation Unit Value at end of
   period                                $11.948        $10.952             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                595            441             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.986         $7.195        $11.975        $10.690         $9.102
  Accumulation Unit Value at end of
   period                                $10.884         $9.986         $7.195        $11.975        $10.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                803          1,008          1,103          1,247          1,150
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.956         $7.177             --             --             --
  Accumulation Unit Value at end of
   period                                $10.846         $9.956             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             27             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.710         $9.575             --             --             --
  Accumulation Unit Value at end of
   period                                $16.017        $14.710             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             10             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.686         $9.572             --             --             --
  Accumulation Unit Value at end of
   period                                $15.966        $14.686             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              2             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.057        $11.381        $24.896        $20.843        $17.081
  Accumulation Unit Value at end of
   period                                $21.743        $18.057        $11.381        $24.896        $20.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                821            953          1,099          1,517          1,547
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.782        $11.225        $24.590        $20.618        $16.922
  Accumulation Unit Value at end of
   period                                $21.380        $17.782        $11.225        $24.590        $20.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             52             53             90            112
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.160         $8.311        $18.216        $15.282        $12.549
  Accumulation Unit Value at end of
   period                                $15.815        $13.160         $8.311        $18.216        $15.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,121          2,689          2,656          3,260          3,005

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.445        $10.467             --             --             --
  Accumulation Unit Value at end of
   period                                $12.753        $11.445             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                524            509             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.445        $10.325         $7.814         $7.296             --
  Accumulation Unit Value at end of
   period                                $12.753        $11.445        $10.325         $7.814             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                524            509            360             26             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.181         $7.492             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.102         $8.181             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                801            439             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.853        $11.651         $7.715         $9.689        $11.304
  Accumulation Unit Value at end of
   period                                $17.081        $13.853        $11.651         $7.715         $9.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,535          1,361          1,011            784            604
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.745        $11.577         $7.677         $9.657        $11.283
  Accumulation Unit Value at end of
   period                                $16.922        $13.745        $11.577         $7.677         $9.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            117            120             99             74
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.198         $8.594         $5.702         $7.175         $8.752
  Accumulation Unit Value at end of
   period                                $12.549        $10.198         $8.594         $5.702         $7.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,605          1,580            433            417            277

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.467        $11.048        $24.251        $20.375        $16.756
  Accumulation Unit Value at end of
   period                                $20.959        $17.467        $11.048        $24.251        $20.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                990          1,184          1,307          1,910          1,973
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.467        $11.048        $24.251        $20.375        $16.756
  Accumulation Unit Value at end of
   period                                $20.959        $17.467        $11.048        $24.251        $20.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                990          1,184          1,307          1,910          1,973
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.274        $10.942        $24.055        $20.241        $16.671
  Accumulation Unit Value at end of
   period                                $20.696        $17.274        $10.942        $24.055        $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,069          1,380          1,291          1,344          1,225
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.274        $10.942        $24.055        $20.241        $16.671
  Accumulation Unit Value at end of
   period                                $20.696        $17.274        $10.942        $24.055        $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,069          1,380          1,291          1,344          1,225
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.210        $10.907        $23.990        $20.196        $16.642
  Accumulation Unit Value at end of
   period                                $20.610        $17.210        $10.907        $23.990        $20.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,505          3,549          2,992          3,928          3,540
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.694         $8.053        $17.731        $14.942        $12.325
  Accumulation Unit Value at end of
   period                                $15.187        $12.694         $8.053        $17.731        $14.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             85            100            235            184
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.020        $10.803        $23.796        $20.063        $16.557
  Accumulation Unit Value at end of
   period                                $20.351        $17.020        $10.803        $23.796        $20.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            184            183            258            286
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.020        $10.803        $23.796        $20.063        $16.557
  Accumulation Unit Value at end of
   period                                $20.351        $17.020        $10.803        $23.796        $20.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            184            183            258            286
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.596         $7.999             --             --             --
  Accumulation Unit Value at end of
   period                                $15.054        $12.596             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                490            272             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.359         $7.856        $17.331        $14.634        $12.095
  Accumulation Unit Value at end of
   period                                $14.755        $12.359         $7.856        $17.331        $14.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                414            476            512            579            558

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.637        $11.509         $7.648         $7.602             --
  Accumulation Unit Value at end of
   period                                $16.756        $13.637        $11.509         $7.648             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,871          1,534          1,024            161             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.637        $11.509         $7.648         $9.639        $11.773
  Accumulation Unit Value at end of
   period                                $16.756        $13.637        $11.509         $7.648         $9.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,871          1,534          1,024            161             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.588        $11.953             --             --             --
  Accumulation Unit Value at end of
   period                                $16.671        $13.588             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,308            773             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.588        $11.485         $7.643         $7.601             --
  Accumulation Unit Value at end of
   period                                $16.671        $13.588        $11.485         $7.643             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,308            773             77             16             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.572        $11.477         $7.641         $7.601             --
  Accumulation Unit Value at end of
   period                                $16.642        $13.572        $11.477         $7.641             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,899          1,568            173             26             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.061         $8.863             --             --             --
  Accumulation Unit Value at end of
   period                                $12.325        $10.061             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                235            130             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.522        $11.918             --             --             --
  Accumulation Unit Value at end of
   period                                $16.557        $13.522             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            245             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.522        $11.452         $7.637         $7.601             --
  Accumulation Unit Value at end of
   period                                $16.557        $13.522        $11.452         $7.637             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            245            171              6             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.893         $8.731             --             --             --
  Accumulation Unit Value at end of
   period                                $12.095         $9.893             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                477            232             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.321         $7.836             --             --             --
  Accumulation Unit Value at end of
   period                                $14.704        $12.321             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             31             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.638         $9.852             --             --             --
  Accumulation Unit Value at end of
   period                                $19.845        $16.638             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.610         $9.849             --             --             --
  Accumulation Unit Value at end of
   period                                $19.783        $16.610             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              9             --             --             --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.843         $8.636        $15.671        $14.181        $13.080
  Accumulation Unit Value at end of
   period                                $13.826        $11.843         $8.636        $15.671        $14.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,796         11,953         14,679         17,290         18,524
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.662         $8.517        $15.478        $14.027        $12.958
  Accumulation Unit Value at end of
   period                                $13.594        $11.662         $8.517        $15.478        $14.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                468            620            793          1,012          1,253
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.129         $5.939        $10.799         $9.792         $9.050
  Accumulation Unit Value at end of
   period                                 $9.470         $8.129         $5.939        $10.799         $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,949         29,921         33,047         34,759         33,246
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.456         $8.383        $15.265        $13.862        $12.831
  Accumulation Unit Value at end of
   period                                $13.327        $11.456         $8.383        $15.265        $13.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,656         13,385         15,241         18,968         20,465
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.456         $8.383        $15.265        $13.862        $12.831
  Accumulation Unit Value at end of
   period                                $13.327        $11.456         $8.383        $15.265        $13.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,656         13,385         15,241         18,968         20,465
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.329         $8.303        $15.142        $13.770        $12.765
  Accumulation Unit Value at end of
   period                                $13.160        $11.329         $8.303        $15.142        $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,091         12,234         13,450         12,822         13,143
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.329         $8.303        $15.142        $13.770        $12.765
  Accumulation Unit Value at end of
   period                                $13.160        $11.329         $8.303        $15.142        $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,091         12,234         13,450         12,822         13,143

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.445        $10.342         $7.686        $10.343        $12.847
  Accumulation Unit Value at end of
   period                                $13.080        $11.445        $10.342         $7.686        $10.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,458         18,755         15,275         11,300          7,477
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.355        $10.277         $7.648        $10.308        $12.823
  Accumulation Unit Value at end of
   period                                $12.958        $11.355        $10.277         $7.648        $10.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,380          1,539          1,639          1,468            877
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.934         $7.184         $5.349         $7.213         $9.525
  Accumulation Unit Value at end of
   period                                 $9.050         $7.934         $7.184         $5.349         $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,889         19,704          7,384          6,802          4,077
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.266        $10.217         $7.619         $6.922             --
  Accumulation Unit Value at end of
   period                                $12.831        $11.266        $10.217         $7.619             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,100         22,080         18,446          3,653             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.266        $10.217         $7.619        $10.289        $13.605
  Accumulation Unit Value at end of
   period                                $12.831        $11.266        $10.217         $7.619        $10.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,100         22,080         18,446          3,653            529
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.225        $10.443             --             --             --
  Accumulation Unit Value at end of
   period                                $12.765        $11.225             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,600         10,695             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.225        $10.195         $7.614         $6.922             --
  Accumulation Unit Value at end of
   period                                $12.765        $11.225        $10.195         $7.614             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,600         10,695          1,397            322             --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.287         $8.276        $15.101        $13.740        $12.744
  Accumulation Unit Value at end of
   period                                $13.104        $11.287         $8.276        $15.101        $13.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,204         34,835         39,650         42,366         38,431
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.841         $5.755        $10.511         $9.574         $8.888
  Accumulation Unit Value at end of
   period                                 $9.094         $7.841         $5.755        $10.511         $9.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,120          1,442          1,615          1,513          1,488
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.162         $8.197        $14.979        $13.649        $12.678
  Accumulation Unit Value at end of
   period                                $12.940        $11.162         $8.197        $14.979        $13.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,656          2,071          2,298          2,839          3,200
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.162         $8.197        $14.979        $13.649        $12.678
  Accumulation Unit Value at end of
   period                                $12.940        $11.162         $8.197        $14.979        $13.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,656          2,071          2,298          2,839          3,200
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.780         $5.716             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.015         $7.780             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,340          1,944             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.763         $5.709        $10.448         $9.535         $8.870
  Accumulation Unit Value at end of
   period                                 $8.985         $7.763         $5.709        $10.448         $9.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,044          6,211          6,792          7,370          7,008
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.739         $5.695             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.954         $7.739             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                344            367             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.025         $9.448             --             --             --
  Accumulation Unit Value at end of
   period                                $16.218        $14.025             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             39             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.002         $9.445             --             --             --
  Accumulation Unit Value at end of
   period                                $16.167        $14.002             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156             71             --             --             --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.212         $8.685        $14.207        $13.750        $12.134
  Accumulation Unit Value at end of
   period                                $12.289        $11.212         $8.685        $14.207        $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,086         11,936         14,761         17,696         19,476

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.212        $10.188         $7.612         $6.922             --
  Accumulation Unit Value at end of
   period                                $12.744        $11.212        $10.188         $7.612             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,404         18,625          3,392            802             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.827         $7.292             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.888         $7.827             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,608          1,953             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.171        $10.412             --             --             --
  Accumulation Unit Value at end of
   period                                $12.678        $11.171             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,341          3,470             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.171        $10.166         $7.608         $6.921             --
  Accumulation Unit Value at end of
   period                                $12.678        $11.171        $10.166         $7.608             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,341          3,470          2,596            177             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.827         $7.305             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.870         $7.827             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,503          3,086             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.656        $10.736         $8.242        $10.261        $10.172
  Accumulation Unit Value at end of
   period                                $12.134        $11.656        $10.736         $8.242        $10.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,433         19,977         16,196         12,481          8,416

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.041         $8.565        $14.032        $13.601        $12.020
  Accumulation Unit Value at end of
   period                                $12.083        $11.041         $8.565        $14.032        $13.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                425            587            795          1,182          1,577
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.184         $8.681        $14.228        $13.798        $12.201
  Accumulation Unit Value at end of
   period                                $12.233        $11.184         $8.681        $14.228        $13.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,957         21,342         23,847         25,475         24,685
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.845         $8.431        $13.839        $13.441        $11.903
  Accumulation Unit Value at end of
   period                                $11.845        $10.845         $8.431        $13.839        $13.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,642         13,600         15,422         19,545         20,994
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.845         $8.431        $13.839        $13.441        $11.903
  Accumulation Unit Value at end of
   period                                $11.845        $10.845         $8.431        $13.839        $13.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,642         13,600         15,422         19,545         20,994
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.725         $8.350        $13.727        $13.352        $11.842
  Accumulation Unit Value at end of
   period                                $11.697        $10.725         $8.350        $13.727        $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,589         13,035         14,385         14,288         14,895
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.725         $8.350        $13.727        $13.352        $11.842
  Accumulation Unit Value at end of
   period                                $11.697        $10.725         $8.350        $13.727        $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,589         13,035         14,385         14,288         14,895
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.685         $8.323        $13.690        $13.323        $11.822
  Accumulation Unit Value at end of
   period                                $11.648        $10.685         $8.323        $13.690        $13.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,403         33,342         38,315         40,562         38,166
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.788         $8.411        $13.849        $13.491        $11.983
  Accumulation Unit Value at end of
   period                                $11.748        $10.788         $8.411        $13.849        $13.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                722            894            966            950            925
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.567         $8.243        $13.579        $13.235        $11.761
  Accumulation Unit Value at end of
   period                                $11.501        $10.567         $8.243        $13.579        $13.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,586          1,953          2,215          2,881          3,212
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.567         $8.243        $13.579        $13.235        $11.761
  Accumulation Unit Value at end of
   period                                $11.501        $10.567         $8.243        $13.579        $13.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,586          1,953          2,215          2,881          3,212

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.564        $10.668         $8.202        $10.227        $10.153
  Accumulation Unit Value at end of
   period                                $12.020        $11.564        $10.668         $8.202        $10.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,714          1,917          1,979          1,761          1,191
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.744        $10.839         $8.337        $10.401        $10.745
  Accumulation Unit Value at end of
   period                                $12.201        $11.744        $10.839         $8.337        $10.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,755         14,281          4,878          4,555          2,606
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.474        $10.605         $8.170         $7.765             --
  Accumulation Unit Value at end of
   period                                $11.903        $11.474        $10.605         $8.170             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,333         22,158         18,549          4,042             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.474        $10.605         $8.170        $10.208        $10.560
  Accumulation Unit Value at end of
   period                                $11.903        $11.474        $10.605         $8.170        $10.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,333         22,158         18,549          4,042            581
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.432        $10.801             --             --             --
  Accumulation Unit Value at end of
   period                                $11.842        $11.432             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,290         11,516             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.432        $10.583         $8.165         $7.765             --
  Accumulation Unit Value at end of
   period                                $11.842        $11.432        $10.583         $8.165             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,290         11,516          1,445            376             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.419        $10.575         $8.163         $7.765             --
  Accumulation Unit Value at end of
   period                                $11.822        $11.419        $10.575         $8.163             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,745         18,096          3,270            786             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.586        $10.961             --             --             --
  Accumulation Unit Value at end of
   period                                $11.983        $11.586             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                944          1,171             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.377        $10.769             --             --             --
  Accumulation Unit Value at end of
   period                                $11.761        $11.377             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,382          3,569             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.377        $10.553         $8.158         $7.765             --
  Accumulation Unit Value at end of
   period                                $11.761        $11.377        $10.553         $8.158             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,382          3,569          2,742            182             --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.704         $8.354             --             --             --
  Accumulation Unit Value at end of
   period                                $11.645        $10.704             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,344          1,280             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.795         $8.434        $13.914        $13.581        $12.087
  Accumulation Unit Value at end of
   period                                $11.732        $10.795         $8.434        $13.914        $13.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,409          4,221          4,701          5,229          5,027
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.763         $8.413             --             --             --
  Accumulation Unit Value at end of
   period                                $11.691        $10.763             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                286            295             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.131         $9.283             --             --             --
  Accumulation Unit Value at end of
   period                                $14.256        $13.131             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             39             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.109         $9.280             --             --             --
  Accumulation Unit Value at end of
   period                                $14.211        $13.109             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138             25             --             --             --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.262        $10.845        $19.051        $16.137        $13.788
  Accumulation Unit Value at end of
   period                                $16.099        $15.262        $10.845        $19.051        $16.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,313          2,747          3,513          4,174          4,450
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.029        $10.696        $18.816        $15.962        $13.660
  Accumulation Unit Value at end of
   period                                $15.829        $15.029        $10.696        $18.816        $15.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            157            186            240            311
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.484         $8.177        $14.392        $12.215        $10.458
  Accumulation Unit Value at end of
   period                                $12.089        $11.484         $8.177        $14.392        $12.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,696          6,725          7,606          8,017          7,753
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.764        $10.527        $18.558        $15.774        $13.526
  Accumulation Unit Value at end of
   period                                $15.518        $14.764        $10.527        $18.558        $15.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,512          3,154          3,547          4,369          4,113
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.764        $10.527        $18.558        $15.774        $13.526
  Accumulation Unit Value at end of
   period                                $15.518        $14.764        $10.527        $18.558        $15.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,512          3,154          3,547          4,369          4,113

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.710        $11.099             --             --             --
  Accumulation Unit Value at end of
   period                                $12.087        $11.710             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,942          2,326             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.537         $9.830         $7.410         $8.847        $11.227
  Accumulation Unit Value at end of
   period                                $13.788        $11.537         $9.830         $7.410         $8.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,144          3,811          2,886          2,665          2,106
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.446         $9.767         $7.374         $8.817        $11.206
  Accumulation Unit Value at end of
   period                                $13.660        $11.446         $9.767         $7.374         $8.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                314            320            327            306            245
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.768         $7.486         $5.654         $6.764         $8.902
  Accumulation Unit Value at end of
   period                                $10.458         $8.768         $7.486         $5.654         $6.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,479          4,277          1,061          1,093            707
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.357         $9.710         $7.346         $7.128             --
  Accumulation Unit Value at end of
   period                                $13.526        $11.357         $9.710         $7.346             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,487          3,048          1,967            542             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.357         $9.710         $7.346         $8.801        $11.599
  Accumulation Unit Value at end of
   period                                $13.526        $11.357         $9.710         $7.346         $8.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,487          3,048          1,967            542             68

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.600        $10.426        $18.408        $15.670        $13.457
  Accumulation Unit Value at end of
   period                                $15.324        $14.600        $10.426        $18.408        $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,448          3,010          3,378          3,243          3,210
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.600        $10.426        $18.408        $15.670        $13.457
  Accumulation Unit Value at end of
   period                                $15.324        $14.600        $10.426        $18.408        $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,448          3,010          3,378          3,243          3,210
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.546        $10.393        $18.358        $15.635        $13.434
  Accumulation Unit Value at end of
   period                                $15.259        $14.546        $10.393        $18.358        $15.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,644          8,331          9,879         11,219         10,552
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.078         $7.923        $14.008        $11.943        $10.271
  Accumulation Unit Value at end of
   period                                $11.609        $11.078         $7.923        $14.008        $11.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            243            249            360            336
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.385        $10.293        $18.209        $15.532        $13.365
  Accumulation Unit Value at end of
   period                                $15.068        $14.385        $10.293        $18.209        $15.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                297            369            416            583            607
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.385        $10.293        $18.209        $15.532        $13.365
  Accumulation Unit Value at end of
   period                                $15.068        $14.385        $10.293        $18.209        $15.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                297            369            416            583            607
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.992         $7.869             --             --             --
  Accumulation Unit Value at end of
   period                                $11.508        $10.992             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                856            527             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988         $7.158        $12.682        $10.834         $9.336
  Accumulation Unit Value at end of
   period                                $10.447         $9.988         $7.158        $12.682        $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,297          1,596          1,856          2,219          2,100
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.959         $7.140             --             --             --
  Accumulation Unit Value at end of
   period                                $10.410         $9.959             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91             99             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.999         $9.376             --             --             --
  Accumulation Unit Value at end of
   period                                $15.671        $14.999             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             13             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.316         $9.882             --             --             --
  Accumulation Unit Value at end of
   period                                $13.457        $11.316             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,129          2,231             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.316         $9.690         $7.341         $7.127             --
  Accumulation Unit Value at end of
   period                                $13.457        $11.316         $9.690         $7.341             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,129          2,231            111             34             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.302         $9.683         $7.340         $7.127             --
  Accumulation Unit Value at end of
   period                                $13.434        $11.302         $9.683         $7.340             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,370          4,886            473            149             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.650         $7.565             --             --             --
  Accumulation Unit Value at end of
   period                                $10.271         $8.650             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            238             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.261         $9.852             --             --             --
  Accumulation Unit Value at end of
   period                                $13.365        $11.261             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                569            544             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.261         $9.662         $7.335         $7.127             --
  Accumulation Unit Value at end of
   period                                $13.365        $11.261         $9.662         $7.335             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                569            544            360             20             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.878         $6.902             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.336         $7.878             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,642            941             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.974         $9.373             --             --             --
  Accumulation Unit Value at end of
   period                                $15.622        $14.974             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             23             --             --             --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.509        $15.970        $28.176        $21.665        $16.611
  Accumulation Unit Value at end of
   period                                $27.257        $23.509        $15.970        $28.176        $21.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                851            937            977          1,124          1,137
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.150        $15.750        $27.829        $21.431        $16.456
  Accumulation Unit Value at end of
   period                                $26.801        $23.150        $15.750        $27.829        $21.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             33             34             53             47
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.866        $14.884        $26.312        $20.273        $15.575
  Accumulation Unit Value at end of
   period                                $25.302        $21.866        $14.884        $26.312        $20.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,263          1,379          1,330          1,638          1,360
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.740        $15.502        $27.447        $21.179        $16.295
  Accumulation Unit Value at end of
   period                                $26.275        $22.740        $15.502        $27.447        $21.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                983          1,116          1,189          1,434          1,267
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.740        $15.502        $27.447        $21.179        $16.295
  Accumulation Unit Value at end of
   period                                $26.275        $22.740        $15.502        $27.447        $21.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                983          1,116          1,189          1,434          1,267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.489        $15.354        $27.225        $21.039        $16.212
  Accumulation Unit Value at end of
   period                                $25.945        $22.489        $15.354        $27.225        $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                841          1,021            993            824            693
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.489        $15.354        $27.225        $21.039        $16.212
  Accumulation Unit Value at end of
   period                                $25.945        $22.489        $15.354        $27.225        $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                841          1,021            993            824            693
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.406        $15.305        $27.151        $20.993        $16.184
  Accumulation Unit Value at end of
   period                                $25.836        $22.406        $15.305        $27.151        $20.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,484          2,928          2,868          3,286          2,559
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.092        $14.422        $25.611        $19.822        $15.297
  Accumulation Unit Value at end of
   period                                $24.298        $21.092        $14.422        $25.611        $19.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             54             57             54             41

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.987        $11.970         $8.743         $9.422         $9.999
  Accumulation Unit Value at end of
   period                                $16.611        $13.987        $11.970         $8.743         $9.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,047            858            619            481            356
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.877        $11.893         $8.701         $9.391         $9.980
  Accumulation Unit Value at end of
   period                                $16.456        $13.877        $11.893         $8.701         $9.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             41             36             28             21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.140        $11.267         $8.247         $8.905         $9.926
  Accumulation Unit Value at end of
   period                                $15.575        $13.140        $11.267         $8.247         $8.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,135            609            202            125             63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.769        $11.824         $8.667         $8.438             --
  Accumulation Unit Value at end of
   period                                $16.295        $13.769        $11.824         $8.667             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                987            744            467            122             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.769        $11.824         $8.667         $9.373        $10.462
  Accumulation Unit Value at end of
   period                                $16.295        $13.769        $11.824         $8.667         $9.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                987            744            467            122             26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.719        $11.966             --             --             --
  Accumulation Unit Value at end of
   period                                $16.212        $13.719             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                604            412             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.719        $11.799         $8.662         $8.437             --
  Accumulation Unit Value at end of
   period                                $16.212        $13.719        $11.799         $8.662             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                604            412             33              8             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.702        $11.791         $8.660         $8.437             --
  Accumulation Unit Value at end of
   period                                $16.184        $13.702        $11.791         $8.660             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,812            554            120             59             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.964        $11.323             --             --             --
  Accumulation Unit Value at end of
   period                                $15.297        $12.964             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             37             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.158        $15.158        $26.931        $20.854        $16.101
  Accumulation Unit Value at end of
   period                                $25.512        $22.158        $15.158        $26.931        $20.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            183            198            176            193
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.158        $15.158        $26.931        $20.854        $16.101
  Accumulation Unit Value at end of
   period                                $25.512        $22.158        $15.158        $26.931        $20.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            183            198            176            193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.929        $14.324             --             --             --
  Accumulation Unit Value at end of
   period                                $24.085        $20.929             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            137             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.803        $14.253        $25.361        $19.668        $15.208
  Accumulation Unit Value at end of
   period                                $23.917        $20.803        $14.253        $25.361        $19.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                301            326            366            389            337
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.741        $14.217             --             --             --
  Accumulation Unit Value at end of
   period                                $23.833        $20.741             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              6             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.288        $10.485             --             --             --
  Accumulation Unit Value at end of
   period                                $17.559        $15.288             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.263        $10.483             --             --             --
  Accumulation Unit Value at end of
   period                                $17.504        $15.263             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             12             --             --             --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.124         $7.740        $12.165        $10.818        $10.454
  Accumulation Unit Value at end of
   period                                $11.571        $10.124         $7.740        $12.165        $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             94             88            149             52
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.051         $7.696        $12.113        $10.788        $10.441
  Accumulation Unit Value at end of
   period                                $11.470        $10.051         $7.696        $12.113        $10.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.026         $7.681        $12.096        $10.778        $10.437
  Accumulation Unit Value at end of
   period                                $11.437        $10.026         $7.681        $12.096        $10.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                463            487            450            411            333

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.653        $11.930             --             --             --
  Accumulation Unit Value at end of
   period                                $16.101        $13.653             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            143             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.653        $11.766         $8.655         $8.437             --
  Accumulation Unit Value at end of
   period                                $16.101        $13.653        $11.766         $8.655             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            143             94              9             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.915        $11.301             --             --             --
  Accumulation Unit Value at end of
   period                                $15.208        $12.915             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                250             97             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.404             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.454             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.401             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.441             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.400             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.437             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                204             --             --             --             --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.954         $7.637        $12.045        $10.749        $10.424
  Accumulation Unit Value at end of
   period                                $11.337         $9.954         $7.637        $12.045        $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            253            234            213            102
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.954         $7.637        $12.045        $10.749        $10.424
  Accumulation Unit Value at end of
   period                                $11.337         $9.954         $7.637        $12.045        $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            253            234            213            102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.882         $7.593        $11.994        $10.719        $10.411
  Accumulation Unit Value at end of
   period                                $11.238         $9.882         $7.593        $11.994        $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            149             78             62             50
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.882         $7.593        $11.994        $10.719        $10.411
  Accumulation Unit Value at end of
   period                                $11.238         $9.882         $7.593        $11.994        $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            149             78             62             50
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.858         $7.579        $11.977        $10.709        $10.406
  Accumulation Unit Value at end of
   period                                $11.205         $9.858         $7.579        $11.977        $10.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                886          1,092          1,118          1,229            866
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.810         $7.550        $11.943        $10.690        $10.398
  Accumulation Unit Value at end of
   period                                $11.140         $9.810         $7.550        $11.943        $10.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13              8              9              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.787         $7.535        $11.926        $10.680        $10.393
  Accumulation Unit Value at end of
   period                                $11.108         $9.787         $7.535        $11.926        $10.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             25             20              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.787         $7.535        $11.926        $10.680        $10.393
  Accumulation Unit Value at end of
   period                                $11.108         $9.787         $7.535        $11.926        $10.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             25             20              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.763         $7.521             --             --             --
  Accumulation Unit Value at end of
   period                                $11.075         $9.763             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             12             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.716         $7.492        $11.875        $10.651        $10.380
  Accumulation Unit Value at end of
   period                                $11.011         $9.716         $7.492        $11.875        $10.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            127            117            110             67

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.398             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.424             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.398             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.424             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.396             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.411             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.396             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.411             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.395             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.406             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                440             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.393             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.398             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.392             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.393             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.392             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.393             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.390             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.380             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.692         $7.477             --             --             --
  Accumulation Unit Value at end of
   period                                $10.979         $9.692             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.002        $10.036             --             --             --
  Accumulation Unit Value at end of
   period                                $14.721        $13.002             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.981        $10.035             --             --             --
  Accumulation Unit Value at end of
   period                                $14.674        $12.981             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.420        $12.311        $21.727        $27.912        $23.531
  Accumulation Unit Value at end of
   period                                $17.159        $14.420        $12.311        $21.727        $27.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             79            110            170            223
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.200        $12.141        $21.460        $27.610        $23.312
  Accumulation Unit Value at end of
   period                                $16.872        $14.200        $12.141        $21.460        $27.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              7             12             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.978        $11.102        $19.632        $25.271        $21.348
  Accumulation Unit Value at end of
   period                                $15.412        $12.978        $11.102        $19.632        $25.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             72             76             87            109
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.949        $11.950        $21.165        $27.285        $23.083
  Accumulation Unit Value at end of
   period                                $16.540        $13.949        $11.950        $21.165        $27.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             22             34             42
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.949        $11.950        $21.165        $27.285        $23.083
  Accumulation Unit Value at end of
   period                                $16.540        $13.949        $11.950        $21.165        $27.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             22             34             42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.794        $11.836        $20.993        $27.105        $22.966
  Accumulation Unit Value at end of
   period                                $16.332        $13.794        $11.836        $20.993        $27.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              7              5              6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.794        $11.836        $20.993        $27.105        $22.966
  Accumulation Unit Value at end of
   period                                $16.332        $13.794        $11.836        $20.993        $27.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              7              5              6

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.082        $16.261        $12.178        $12.129        $11.430
  Accumulation Unit Value at end of
   period                                $23.531        $21.082        $16.261        $12.178        $12.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            294            331            391            208
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.916        $16.158        $12.119        $12.088        $11.408
  Accumulation Unit Value at end of
   period                                $23.312        $20.916        $16.158        $12.119        $12.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             31             35             35             18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.164        $14.811        $11.114        $11.092        $10.657
  Accumulation Unit Value at end of
   period                                $21.348        $19.164        $14.811        $11.114        $11.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            191            229            280            182
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.753        $16.064        $12.072        $12.075             --
  Accumulation Unit Value at end of
   period                                $23.083        $20.753        $16.064        $12.072             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             52             56             57             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.753        $16.064        $12.072        $12.066        $11.609
  Accumulation Unit Value at end of
   period                                $23.083        $20.753        $16.064        $12.072        $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             52             56             57             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.678        $16.570             --             --             --
  Accumulation Unit Value at end of
   period                                $22.966        $20.678             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.678        $16.030        $12.065        $12.075             --
  Accumulation Unit Value at end of
   period                                $22.966        $20.678        $16.030        $12.065             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              2              1              1             --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.743        $11.798        $20.937        $27.045        $22.926
  Accumulation Unit Value at end of
   period                                $16.264        $13.743        $11.798        $20.937        $27.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.523        $10.761        $19.115        $24.717        $20.974
  Accumulation Unit Value at end of
   period                                $14.804        $12.523        $10.761        $19.115        $24.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.591        $11.685        $20.767        $26.866        $22.809
  Accumulation Unit Value at end of
   period                                $16.060        $13.591        $11.685        $20.767        $26.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.591        $11.685        $20.767        $26.866        $22.809
  Accumulation Unit Value at end of
   period                                $16.060        $13.591        $11.685        $20.767        $26.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.421        $10.684             --             --             --
  Accumulation Unit Value at end of
   period                                $14.670        $12.421             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.347        $10.631        $18.923        $24.517        $20.846
  Accumulation Unit Value at end of
   period                                $14.568        $12.347        $10.631        $18.923        $24.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.310        $10.604             --             --             --
  Accumulation Unit Value at end of
   period                                $14.517        $12.310             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.194        $10.510             --             --             --
  Accumulation Unit Value at end of
   period                                $14.373        $12.194             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.174        $10.508             --             --             --
  Accumulation Unit Value at end of
   period                                $14.328        $12.174             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.659        $10.991        $15.884        $15.564        $13.382
  Accumulation Unit Value at end of
   period                                $16.247        $14.659        $10.991        $15.884        $15.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,762          5,520          6,439          7,494          6,794

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.653        $16.018        $12.062        $12.075             --
  Accumulation Unit Value at end of
   period                                $22.926        $20.653        $16.018        $12.062             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.913        $15.176             --             --             --
  Accumulation Unit Value at end of
   period                                $20.974        $18.913             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.578        $16.520             --             --             --
  Accumulation Unit Value at end of
   period                                $22.809        $20.578             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.578        $15.984        $12.054        $12.075             --
  Accumulation Unit Value at end of
   period                                $22.809        $20.578        $15.984        $12.054             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.835        $15.142             --             --             --
  Accumulation Unit Value at end of
   period                                $20.846        $18.835             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.390        $11.956         $9.228         $9.950             --
  Accumulation Unit Value at end of
   period                                $13.382        $13.390        $11.956         $9.228             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,192          4,694          2,073            403             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.491        $10.881        $15.750        $15.455        $13.308
  Accumulation Unit Value at end of
   period                                $16.037        $14.491        $10.881        $15.750        $15.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             66             89            132            153
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.436        $10.845        $15.705        $15.419        $13.284
  Accumulation Unit Value at end of
   period                                $15.967        $14.436        $10.845        $15.705        $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,668         12,319         13,634         15,038         13,232
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.271        $10.737        $15.572        $15.312        $13.211
  Accumulation Unit Value at end of
   period                                $15.761        $14.271        $10.737        $15.572        $15.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,732          6,844          7,492          9,124          7,699
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.271        $10.737        $15.572        $15.312        $13.211
  Accumulation Unit Value at end of
   period                                $15.761        $14.271        $10.737        $15.572        $15.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,732          6,844          7,492          9,124          7,699
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.113        $10.634        $15.446        $15.211        $13.144
  Accumulation Unit Value at end of
   period                                $15.563        $14.113        $10.634        $15.446        $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,543          5,349          5,788          6,167          5,986
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.113        $10.634        $15.446        $15.211        $13.144
  Accumulation Unit Value at end of
   period                                $15.563        $14.113        $10.634        $15.446        $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,543          5,349          5,788          6,167          5,986
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.061        $10.600        $15.405        $15.177        $13.121
  Accumulation Unit Value at end of
   period                                $15.498        $14.061        $10.600        $15.405        $15.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,635         23,229         27,138         31,495         27,370
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.960        $10.535        $15.325        $15.114        $13.080
  Accumulation Unit Value at end of
   period                                $15.372        $13.960        $10.535        $15.325        $15.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            279            339            340            310
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.905        $10.499        $15.280        $15.077        $13.054
  Accumulation Unit Value at end of
   period                                $15.304        $13.905        $10.499        $15.280        $15.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                529            595            690            780            850
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.905        $10.499        $15.280        $15.077        $13.054
  Accumulation Unit Value at end of
   period                                $15.304        $13.905        $10.499        $15.280        $15.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                529            595            690            780            850

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.336        $11.926         $9.218         $9.948             --
  Accumulation Unit Value at end of
   period                                $13.308        $13.336        $11.926         $9.218             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            160            109             24             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.318        $11.916         $9.215         $9.948             --
  Accumulation Unit Value at end of
   period                                $13.284        $13.318        $11.916         $9.215             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,487          4,544            325            137             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.265        $11.886         $9.206         $8.645             --
  Accumulation Unit Value at end of
   period                                $13.211        $13.265        $11.886         $9.206             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,867          6,373          4,557            390             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.265        $11.886         $9.206         $9.947             --
  Accumulation Unit Value at end of
   period                                $13.211        $13.265        $11.886         $9.206             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,867          6,373          4,557            390             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.217        $12.007             --             --             --
  Accumulation Unit Value at end of
   period                                $13.144        $13.217             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,083          4,107             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.217        $11.861         $9.200         $8.645             --
  Accumulation Unit Value at end of
   period                                $13.144        $13.217        $11.861         $9.200             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,083          4,107            415             39             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.201        $11.853         $9.198         $8.645             --
  Accumulation Unit Value at end of
   period                                $13.121        $13.201        $11.853         $9.198             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,589         10,265            699             65             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.173        $11.983             --             --             --
  Accumulation Unit Value at end of
   period                                $13.080        $13.173             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                289            295             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.153        $11.971             --             --             --
  Accumulation Unit Value at end of
   period                                $13.054        $13.153             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                845            851             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.153        $11.827         $9.193         $8.644             --
  Accumulation Unit Value at end of
   period                                $13.054        $13.153        $11.827         $9.193             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                845            851            587              6             --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.852        $10.464             --             --             --
  Accumulation Unit Value at end of
   period                                $15.237        $13.852             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                847            377             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.769        $10.411        $15.176        $14.997        $13.004
  Accumulation Unit Value at end of
   period                                $15.131        $13.769        $10.411        $15.176        $14.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,609          1,996          2,305          2,672          2,261
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.728        $10.385             --             --             --
  Accumulation Unit Value at end of
   period                                $15.078        $13.728             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105             86             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.126        $10.692             --             --             --
  Accumulation Unit Value at end of
   period                                $15.508        $14.126             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             18             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.102        $10.690             --             --             --
  Accumulation Unit Value at end of
   period                                $15.459        $14.102             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44              5             --             --             --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.212         $8.003        $12.427        $11.893        $10.902
  Accumulation Unit Value at end of
   period                                $11.209        $10.212         $8.003        $12.427        $11.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                554            640            754            868            914
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.095         $7.923        $12.321        $11.809        $10.842
  Accumulation Unit Value at end of
   period                                $11.064        $10.095         $7.923        $12.321        $11.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              9              8             27             30
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.057         $7.897        $12.287        $11.782        $10.823
  Accumulation Unit Value at end of
   period                                $11.016        $10.057         $7.897        $12.287        $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,587          1,861          2,072          2,236          2,303
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.941         $7.818        $12.183        $11.700        $10.763
  Accumulation Unit Value at end of
   period                                $10.874         $9.941         $7.818        $12.183        $11.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                646            847            960          1,091          1,015
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.941         $7.818        $12.183        $11.700        $10.763
  Accumulation Unit Value at end of
   period                                $10.874         $9.941         $7.818        $12.183        $11.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                646            847            960          1,091          1,015

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.123        $11.959             --             --             --
  Accumulation Unit Value at end of
   period                                $13.004        $13.123             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,816            862             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.968        $10.331         $8.273        $10.016             --
  Accumulation Unit Value at end of
   period                                $10.902        $10.968        $10.331         $8.273             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                878            594            217             34             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.924        $10.305         $8.265        $10.015             --
  Accumulation Unit Value at end of
   period                                $10.842        $10.924        $10.305         $8.265             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             31             25             16             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.909        $10.296         $8.262        $10.014             --
  Accumulation Unit Value at end of
   period                                $10.823        $10.909        $10.296         $8.262             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,951            995             29              6             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.866        $10.270         $8.254         $7.927             --
  Accumulation Unit Value at end of
   period                                $10.763        $10.866        $10.270         $8.254             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                944            814            448             23             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.866        $10.270         $8.254        $10.013             --
  Accumulation Unit Value at end of
   period                                $10.763        $10.866        $10.270         $8.254             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                944            814            448             23             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.831         $7.743        $12.084        $11.622        $10.708
  Accumulation Unit Value at end of
   period                                $10.738         $9.831         $7.743        $12.084        $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                933          1,147          1,283          1,362          1,472
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.831         $7.743        $12.084        $11.622        $10.708
  Accumulation Unit Value at end of
   period                                $10.738         $9.831         $7.743        $12.084        $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                933          1,147          1,283          1,362          1,472
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.795         $7.718        $12.051        $11.597        $10.690
  Accumulation Unit Value at end of
   period                                $10.692         $9.795         $7.718        $12.051        $11.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,199          2,780          3,205          3,743          3,952
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.725         $7.671        $11.989        $11.548        $10.656
  Accumulation Unit Value at end of
   period                                $10.605         $9.725         $7.671        $11.989        $11.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             39             46             49             61
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.687         $7.644        $11.954        $11.520        $10.635
  Accumulation Unit Value at end of
   period                                $10.558         $9.687         $7.644        $11.954        $11.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             54             63            103            120
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.687         $7.644        $11.954        $11.520        $10.635
  Accumulation Unit Value at end of
   period                                $10.558         $9.687         $7.644        $11.954        $11.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             54             63            103            120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.649         $7.619             --             --             --
  Accumulation Unit Value at end of
   period                                $10.513         $9.649             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178             66             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.592         $7.581        $11.872        $11.459        $10.594
  Accumulation Unit Value at end of
   period                                $10.439         $9.592         $7.581        $11.872        $11.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                334            414            507            554            567
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.563         $7.562             --             --             --
  Accumulation Unit Value at end of
   period                                $10.403         $9.563             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.829        $10.149             --             --             --
  Accumulation Unit Value at end of
   period                                $13.948        $12.829             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.826        $10.430             --             --             --
  Accumulation Unit Value at end of
   period                                $10.708        $10.826             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,481            939             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.826        $10.248         $8.248         $7.927             --
  Accumulation Unit Value at end of
   period                                $10.708        $10.826        $10.248         $8.248             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,481            939             21             16             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.813        $10.241         $8.247         $7.927             --
  Accumulation Unit Value at end of
   period                                $10.690        $10.813        $10.241         $8.247             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,060          1,533             45              6             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.790        $10.409             --             --             --
  Accumulation Unit Value at end of
   period                                $10.656        $10.790             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             84             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.774        $10.398             --             --             --
  Accumulation Unit Value at end of
   period                                $10.635        $10.774             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             84             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.774        $10.219         $8.241         $7.927             --
  Accumulation Unit Value at end of
   period                                $10.635        $10.774        $10.219         $8.241             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             84             42              4             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.749        $10.388             --             --             --
  Accumulation Unit Value at end of
   period                                $10.594        $10.749             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                423            214             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.808        $10.148             --             --             --
  Accumulation Unit Value at end of
   period                                $13.904        $12.808             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              2             --             --             --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.172         $7.356        $11.536        $11.759        $10.289
  Accumulation Unit Value at end of
   period                                $10.310         $9.172         $7.356        $11.536        $11.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            143            154            141             81
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.106         $7.314        $11.487        $11.726        $10.276
  Accumulation Unit Value at end of
   period                                $10.220         $9.106         $7.314        $11.487        $11.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3             33             34
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.084         $7.300        $11.471        $11.716        $10.272
  Accumulation Unit Value at end of
   period                                $10.190         $9.084         $7.300        $11.471        $11.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            204            210            164            132
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.018         $7.258        $11.422        $11.683        $10.259
  Accumulation Unit Value at end of
   period                                $10.101         $9.018         $7.258        $11.422        $11.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226            195            234            233             83
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.018         $7.258        $11.422        $11.683        $10.259
  Accumulation Unit Value at end of
   period                                $10.101         $9.018         $7.258        $11.422        $11.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226            195            234            233             83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.953         $7.216        $11.374        $11.651        $10.246
  Accumulation Unit Value at end of
   period                                $10.013         $8.953         $7.216        $11.374        $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            158            101             99             29
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.953         $7.216        $11.374        $11.651        $10.246
  Accumulation Unit Value at end of
   period                                $10.013         $8.953         $7.216        $11.374        $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            158            101             99             29
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.932         $7.203        $11.357        $11.641        $10.242
  Accumulation Unit Value at end of
   period                                 $9.984         $8.932         $7.203        $11.357        $11.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                390            454            432            381            298
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.888         $7.175        $11.325        $11.619        $10.233
  Accumulation Unit Value at end of
   period                                 $9.926         $8.888         $7.175        $11.325        $11.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              4              6              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.703             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.289             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.700             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.276             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.699             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.272             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.697             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.259             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.697             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.259             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.695             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.246             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.695             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.246             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.694             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.242             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.692             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.233             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.867         $7.161        $11.309        $11.609        $10.229
  Accumulation Unit Value at end of
   period                                 $9.897         $8.867         $7.161        $11.309        $11.609
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             20              8              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.867         $7.161        $11.309        $11.609        $10.229
  Accumulation Unit Value at end of
   period                                 $9.897         $8.867         $7.161        $11.309        $11.609
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             20              8              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.845         $7.148             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.868         $8.845             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.803         $7.120        $11.261        $11.577        $10.216
  Accumulation Unit Value at end of
   period                                 $9.810         $8.803         $7.120        $11.261        $11.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100             86             84             60             30
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.782         $7.107             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.782         $8.782             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.708        $10.289             --             --             --
  Accumulation Unit Value at end of
   period                                $14.148        $12.708             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.687        $10.287             --             --             --
  Accumulation Unit Value at end of
   period                                $14.104        $12.687             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.245        $10.609        $14.795        $15.457        $13.417
  Accumulation Unit Value at end of
   period                                $14.532        $12.245        $10.609        $14.795        $15.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,162          2,300          2,701          3,017          2,775
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.123        $10.519        $14.692        $15.372        $13.363
  Accumulation Unit Value at end of
   period                                $14.366        $12.123        $10.519        $14.692        $15.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             39             46             68             88
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.083        $10.489        $14.658        $15.344        $13.345
  Accumulation Unit Value at end of
   period                                $14.311        $12.083        $10.489        $14.658        $15.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,505          6,019          6,643          7,375          6,669

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.691             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.229             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.691             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.229             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.689             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.216             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.188        $12.079         $9.941             --             --
  Accumulation Unit Value at end of
   period                                $13.417        $13.188        $12.079             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,205          1,629            438             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.155        $12.067         $9.941             --             --
  Accumulation Unit Value at end of
   period                                $13.363        $13.155        $12.067             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             66             23             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.144        $12.063         $9.941             --             --
  Accumulation Unit Value at end of
   period                                $13.345        $13.144        $12.063             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,897          2,537             55             --             --

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.963        $10.401        $14.555        $15.260        $13.292
  Accumulation Unit Value at end of
   period                                $14.147        $11.963        $10.401        $14.555        $15.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,082          3,247          3,640          3,902          3,344
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.963        $10.401        $14.555        $15.260        $13.292
  Accumulation Unit Value at end of
   period                                $14.147        $11.963        $10.401        $14.555        $15.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,082          3,247          3,640          3,902          3,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.844        $10.312        $14.454        $15.176        $13.239
  Accumulation Unit Value at end of
   period                                $13.985        $11.844        $10.312        $14.454        $15.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,950          2,167          2,455          2,833          3,074
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.844        $10.312        $14.454        $15.176        $13.239
  Accumulation Unit Value at end of
   period                                $13.985        $11.844        $10.312        $14.454        $15.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,950          2,167          2,455          2,833          3,074
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.804        $10.283        $14.420        $15.148        $13.221
  Accumulation Unit Value at end of
   period                                $13.931        $11.804        $10.283        $14.420        $15.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,571          9,038         10,488         12,441         11,075
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.726        $10.225        $14.353        $15.093        $13.186
  Accumulation Unit Value at end of
   period                                $13.825        $11.726        $10.225        $14.353        $15.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            187            195            169            181
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.687        $10.196        $14.319        $15.065        $13.168
  Accumulation Unit Value at end of
   period                                $13.772        $11.687        $10.196        $14.319        $15.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239            282            299            423            582
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.687        $10.196        $14.319        $15.065        $13.168
  Accumulation Unit Value at end of
   period                                $13.772        $11.687        $10.196        $14.319        $15.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239            282            299            423            582
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.648        $10.167             --             --             --
  Accumulation Unit Value at end of
   period                                $13.719        $11.648             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                391            133             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.578        $10.116        $14.229        $14.992        $13.124
  Accumulation Unit Value at end of
   period                                $13.623        $11.578        $10.116        $14.229        $14.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                916          1,053          1,147          1,368          1,200

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.111        $12.051         $9.941             --             --
  Accumulation Unit Value at end of
   period                                $13.292        $13.111        $12.051             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,528          2,245          1,211             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.111        $12.051         $9.941             --             --
  Accumulation Unit Value at end of
   period                                $13.292        $13.111        $12.051             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,528          2,245          1,211             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.078        $12.174             --             --             --
  Accumulation Unit Value at end of
   period                                $13.239        $13.078             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,842          2,050             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.078        $12.039         $9.941             --             --
  Accumulation Unit Value at end of
   period                                $13.239        $13.078        $12.039             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,842          2,050             32             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.067        $12.034         $9.941             --             --
  Accumulation Unit Value at end of
   period                                $13.221        $13.067        $12.034             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,372          4,470            101             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.046        $12.160             --             --             --
  Accumulation Unit Value at end of
   period                                $13.186        $13.046             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            202             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.035        $12.156             --             --             --
  Accumulation Unit Value at end of
   period                                $13.168        $13.035             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                545            555             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.035        $12.022         $9.941             --             --
  Accumulation Unit Value at end of
   period                                $13.168        $13.035        $12.022             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                545            555            356             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.011        $12.150             --             --             --
  Accumulation Unit Value at end of
   period                                $13.124        $13.011             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                892            581             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.543        $10.091             --             --             --
  Accumulation Unit Value at end of
   period                                $13.576        $11.543             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             47             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.890        $10.400             --             --             --
  Accumulation Unit Value at end of
   period                                $13.977        $11.890             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.870        $10.398             --             --             --
  Accumulation Unit Value at end of
   period                                $13.933        $11.870             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              5             --             --             --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.739         $6.091         $9.246         $9.250             --
  Accumulation Unit Value at end of
   period                                 $9.761         $7.739         $6.091         $9.246             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                232            176            179              1             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.712         $6.080         $9.242         $9.248             --
  Accumulation Unit Value at end of
   period                                 $9.713         $7.712         $6.080         $9.242             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             20             27             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.703         $6.076         $9.240         $9.247             --
  Accumulation Unit Value at end of
   period                                 $9.697         $7.703         $6.076         $9.240             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                873            415            889              4             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.677         $6.064         $9.237         $9.245             --
  Accumulation Unit Value at end of
   period                                 $9.649         $7.677         $6.064         $9.237             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                277            210            311              5             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.677         $6.064         $9.237         $9.245             --
  Accumulation Unit Value at end of
   period                                 $9.649         $7.677         $6.064         $9.237             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                277            210            311              5             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.651         $6.053         $9.233         $9.243             --
  Accumulation Unit Value at end of
   period                                 $9.602         $7.651         $6.053         $9.233             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                301            224            228             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.651         $6.053         $9.233         $9.243             --
  Accumulation Unit Value at end of
   period                                 $9.602         $7.651         $6.053         $9.233             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                301            224            228             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.642         $6.049         $9.231         $9.243             --
  Accumulation Unit Value at end of
   period                                 $9.586         $7.642         $6.049         $9.231             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,980            668          3,018             34             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.625         $6.041         $9.229         $9.241             --
  Accumulation Unit Value at end of
   period                                 $9.554         $7.625         $6.041         $9.229             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3             11             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.616         $6.037         $9.228         $9.240             --
  Accumulation Unit Value at end of
   period                                 $9.539         $7.616         $6.037         $9.228             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             24             16             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.616         $6.037         $9.228         $9.240             --
  Accumulation Unit Value at end of
   period                                 $9.539         $7.616         $6.037         $9.228             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             24             16             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.607         $6.033             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.523         $7.607             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118             44             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.590         $6.025         $9.224         $9.238             --
  Accumulation Unit Value at end of
   period                                 $9.492         $7.590         $6.025         $9.224             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             28             39             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.581         $6.022             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.476         $7.581             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.377        $10.630             --             --             --
  Accumulation Unit Value at end of
   period                                $16.712        $13.377             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.355        $10.628             --             --             --
  Accumulation Unit Value at end of
   period                                $16.660        $13.355             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.629         $8.235        $14.559        $13.305        $12.445
  Accumulation Unit Value at end of
   period                                $14.599        $11.629         $8.235        $14.559        $13.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                989          1,151          1,419          1,713          1,889

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.074        $11.011         $8.156        $11.627        $13.948
  Accumulation Unit Value at end of
   period                                $12.445        $12.074        $11.011         $8.156        $11.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,963          2,101          1,892          1,182            806

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.452         $8.121        $14.380        $13.161        $12.329
  Accumulation Unit Value at end of
   period                                $14.355        $11.452         $8.121        $14.380        $13.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             64             77             96            138
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.643         $4.713         $8.350         $7.646         $7.166
  Accumulation Unit Value at end of
   period                                 $8.323         $6.643         $4.713         $8.350         $7.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,497          3,499          3,555          3,543          3,280
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.249         $7.993        $14.182        $13.006        $12.208
  Accumulation Unit Value at end of
   period                                $14.073        $11.249         $7.993        $14.182        $13.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,356          1,621          1,839          2,307          2,614
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.249         $7.993        $14.182        $13.006        $12.208
  Accumulation Unit Value at end of
   period                                $14.073        $11.249         $7.993        $14.182        $13.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,356          1,621          1,839          2,307          2,614
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.125         $7.917        $14.067        $12.920        $12.145
  Accumulation Unit Value at end of
   period                                $13.896        $11.125         $7.917        $14.067        $12.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,039          1,239          1,204          1,053            896
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.125         $7.917        $14.067        $12.920        $12.145
  Accumulation Unit Value at end of
   period                                $13.896        $11.125         $7.917        $14.067        $12.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,039          1,239          1,204          1,053            896
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.084         $7.891        $14.029        $12.892        $12.125
  Accumulation Unit Value at end of
   period                                $13.838        $11.084         $7.891        $14.029        $12.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,674          4,174          4,056          3,728          3,819
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.408         $4.567         $8.127         $7.476         $7.038
  Accumulation Unit Value at end of
   period                                 $7.992         $6.408         $4.567         $8.127         $7.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            184            213            209            207
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.961         $7.816        $13.916        $12.807        $12.063
  Accumulation Unit Value at end of
   period                                $13.664        $10.961         $7.816        $13.916        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                196            208            260            312            349
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.961         $7.816        $13.916        $12.807        $12.063
  Accumulation Unit Value at end of
   period                                $13.664        $10.961         $7.816        $13.916        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                196            208            260            312            349

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.979        $10.941         $8.117        $11.588        $13.922
  Accumulation Unit Value at end of
   period                                $12.329        $11.979        $10.941         $8.117        $11.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160            198            201            124             90
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.966         $6.366         $4.725         $6.749         $8.560
  Accumulation Unit Value at end of
   period                                 $7.166         $6.966         $6.366         $4.725         $6.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,674          2,154          1,076            870            393
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.886        $10.877         $8.085         $7.497             --
  Accumulation Unit Value at end of
   period                                $12.208        $11.886        $10.877         $8.085             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,819          3,331          2,748            437             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.886        $10.877         $8.085        $11.567        $14.691
  Accumulation Unit Value at end of
   period                                $12.208        $11.886        $10.877         $8.085        $11.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,819          3,331          2,748            437             43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $11.202             --             --             --
  Accumulation Unit Value at end of
   period                                $12.145        $11.842             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                979            838             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $10.854         $8.080         $7.496             --
  Accumulation Unit Value at end of
   period                                $12.145        $11.842        $10.854         $8.080             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                979            838            199             40             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.828        $10.847         $8.079         $7.496             --
  Accumulation Unit Value at end of
   period                                $12.125        $11.828        $10.847         $8.079             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,871          2,028            412             84             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.873         $6.510             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.038         $6.873             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                235            253             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.785        $11.168             --             --             --
  Accumulation Unit Value at end of
   period                                $12.063        $11.785             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                401            468             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.785        $10.824         $8.074         $7.496             --
  Accumulation Unit Value at end of
   period                                $12.063        $11.785        $10.824         $8.074             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                401            468            356             30             --

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.358         $4.536             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.922         $6.358             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                612            347             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.292         $4.493         $8.012         $7.385         $6.966
  Accumulation Unit Value at end of
   period                                 $7.832         $6.292         $4.493         $8.012         $7.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                632            672            720            769            692
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.273         $4.482             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.805         $6.273             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             71             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.062        $10.052             --             --             --
  Accumulation Unit Value at end of
   period                                $17.486        $14.062             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.039        $10.051             --             --             --
  Accumulation Unit Value at end of
   period                                $17.431        $14.039             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              1             --             --             --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.325        $13.966        $15.959        $15.277        $14.314
  Accumulation Unit Value at end of
   period                                $18.952        $17.325        $13.966        $15.959        $15.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,911          2,089          2,178          2,433          2,382
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.061        $13.774        $15.763        $15.112        $14.180
  Accumulation Unit Value at end of
   period                                $18.635        $17.061        $13.774        $15.763        $15.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            103            124            150            153
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.390        $13.239        $15.158        $14.539        $13.650
  Accumulation Unit Value at end of
   period                                $17.893        $16.390        $13.239        $15.158        $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,253          3,540          3,431          3,268          2,932
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.759        $13.557        $15.546        $14.934        $14.041
  Accumulation Unit Value at end of
   period                                $18.269        $16.759        $13.557        $15.546        $14.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,164          2,723          2,508          3,075          2,856
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.759        $13.557        $15.546        $14.934        $14.041
  Accumulation Unit Value at end of
   period                                $18.269        $16.759        $13.557        $15.546        $14.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,164          2,723          2,508          3,075          2,856

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.816         $6.468             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.966         $6.816             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                562            394             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.304        $13.219        $11.165        $10.799        $10.505
  Accumulation Unit Value at end of
   period                                $14.314        $14.304        $13.219        $11.165        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,394          2,086          1,432            625            355
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.192        $13.135        $11.111        $10.762        $10.485
  Accumulation Unit Value at end of
   period                                $14.180        $14.192        $13.135        $11.111        $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164            165            155             94             47
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.668        $12.656        $10.712        $10.380        $10.481
  Accumulation Unit Value at end of
   period                                $13.650        $13.668        $12.656        $10.712        $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,536          1,172            490            321            142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.081        $13.058        $11.069        $10.255             --
  Accumulation Unit Value at end of
   period                                $14.041        $14.081        $13.058        $11.069             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,811          2,689          2,229            271             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.081        $13.058        $11.069        $10.742        $10.862
  Accumulation Unit Value at end of
   period                                $14.041        $14.081        $13.058        $11.069        $10.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,811          2,689          2,229            271             34

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.574        $13.428        $15.420        $14.835        $13.970
  Accumulation Unit Value at end of
   period                                $18.040        $16.574        $13.428        $15.420        $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,806          2,097          1,976          1,826          1,827
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.574        $13.428        $15.420        $14.835        $13.970
  Accumulation Unit Value at end of
   period                                $18.040        $16.574        $13.428        $15.420        $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,806          2,097          1,976          1,826          1,827
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.513        $13.385        $15.379        $14.803        $13.946
  Accumulation Unit Value at end of
   period                                $17.964        $16.513        $13.385        $15.379        $14.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,479          8,246          7,325          7,713          6,561
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.810        $12.828        $14.754        $14.216        $13.406
  Accumulation Unit Value at end of
   period                                $17.183        $15.810        $12.828        $14.754        $14.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                204            236            255            227            259
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.330        $13.256        $15.254        $14.705        $13.874
  Accumulation Unit Value at end of
   period                                $17.739        $16.330        $13.256        $15.254        $14.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                272            307            341            330            353
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.330        $13.256        $15.254        $14.705        $13.874
  Accumulation Unit Value at end of
   period                                $17.739        $16.330        $13.256        $15.254        $14.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                272            307            341            330            353
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.688        $12.741             --             --             --
  Accumulation Unit Value at end of
   period                                $17.033        $15.688             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                570            324             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.696        $12.761        $14.706        $14.198        $13.416
  Accumulation Unit Value at end of
   period                                $17.025        $15.696        $12.761        $14.706        $14.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                588            718            799            848            529
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.649        $12.729             --             --             --
  Accumulation Unit Value at end of
   period                                $16.965        $15.649             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             66             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.891        $10.491             --             --             --
  Accumulation Unit Value at end of
   period                                $13.968        $12.891             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32              3             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.030        $13.157             --             --             --
  Accumulation Unit Value at end of
   period                                $13.970        $14.030             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,845          1,249             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.030        $13.030        $11.062        $10.255             --
  Accumulation Unit Value at end of
   period                                $13.970        $14.030        $13.030        $11.062             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,845          1,249            222             46             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.013        $13.021        $11.059        $10.254             --
  Accumulation Unit Value at end of
   period                                $13.946        $14.013        $13.021        $11.059             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,993          2,342            550             44             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.485        $12.663             --             --             --
  Accumulation Unit Value at end of
   period                                $13.406        $13.485             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                256            280             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.963        $13.118             --             --             --
  Accumulation Unit Value at end of
   period                                $13.874        $13.963             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            312             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.963        $12.993        $11.052        $10.254             --
  Accumulation Unit Value at end of
   period                                $13.874        $13.963        $12.993        $11.052             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            312            212              9             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.522        $12.721             --             --             --
  Accumulation Unit Value at end of
   period                                $13.416        $13.522             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                386            153             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.870        $10.489             --             --             --
  Accumulation Unit Value at end of
   period                                $13.924        $12.870             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             15             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.151         $1.145         $1.110         $1.077
  Accumulation Unit Value at end of
   period                                 $1.114         $1.133         $1.151         $1.145         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,309         44,174         81,177         37,299         30,252
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.115         $1.135         $1.131         $1.098         $1.067
  Accumulation Unit Value at end of
   period                                 $1.096         $1.115         $1.135         $1.131         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,416          2,572          4,286          2,052          1,667
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.078         $1.076         $1.044         $1.016
  Accumulation Unit Value at end of
   period                                 $1.040         $1.059         $1.078         $1.076         $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             52,218         71,443        118,336         47,059         27,480
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.096         $1.117         $1.116         $1.085         $1.057
  Accumulation Unit Value at end of
   period                                 $1.074         $1.096         $1.117         $1.116         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,863         52,220         89,434         50,471         32,390
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.096         $1.117         $1.116         $1.085         $1.057
  Accumulation Unit Value at end of
   period                                 $1.074         $1.096         $1.117         $1.116         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,863         52,220         89,434         50,471         32,390
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.084         $1.106         $1.107         $1.078         $1.052
  Accumulation Unit Value at end of
   period                                 $1.061         $1.084         $1.106         $1.107         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             32,513         44,867         78,137         28,706         15,931
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.084         $1.106         $1.107         $1.078         $1.052
  Accumulation Unit Value at end of
   period                                 $1.061         $1.084         $1.106         $1.107         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             32,513         44,867         78,137         28,706         15,931
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080         $1.103         $1.104         $1.075         $1.050
  Accumulation Unit Value at end of
   period                                 $1.056         $1.080         $1.103         $1.104         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             96,261        142,348        250,261         93,493         47,206
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.022         $1.045         $1.047         $1.021         $0.998
  Accumulation Unit Value at end of
   period                                 $0.999         $1.022         $1.045         $1.047         $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,073          3,736          4,913          2,002          1,102

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.065         $1.073         $1.082         $1.085         $1.061
  Accumulation Unit Value at end of
   period                                 $1.077         $1.065         $1.073         $1.082         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,062         31,860         35,889        107,340         43,640
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.057         $1.066         $1.077         $1.081         $1.059
  Accumulation Unit Value at end of
   period                                 $1.067         $1.057         $1.066         $1.077         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,875          2,260          2,730          5,510          2,725
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.006         $1.015         $1.027         $1.031         $1.014
  Accumulation Unit Value at end of
   period                                 $1.016         $1.006         $1.015         $1.027         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,896         10,727          7,953         13,291          7,748
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048         $1.060         $1.073         $1.076             --
  Accumulation Unit Value at end of
   period                                 $1.057         $1.048         $1.060         $1.073             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,469         25,907         28,160         14,908             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.048         $1.060         $1.073         $1.079         $1.063
  Accumulation Unit Value at end of
   period                                 $1.057         $1.048         $1.060         $1.073         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,469         25,907         28,160         14,908          5,400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.045         $1.056             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.052         $1.045             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,174         10,273             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.045         $1.057         $1.072         $1.076             --
  Accumulation Unit Value at end of
   period                                 $1.052         $1.045         $1.057         $1.072             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,174         10,273          1,838          1,035             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.043         $1.057         $1.072         $1.076             --
  Accumulation Unit Value at end of
   period                                 $1.050         $1.043         $1.057         $1.072             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,766         13,798          3,514          1,461             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.993         $1.005             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.998         $0.993             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,049            846             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.092         $1.095         $1.068         $1.044
  Accumulation Unit Value at end of
   period                                 $1.043         $1.068         $1.092         $1.095         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,166          6,297         10,493          6,875          3,426
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.092         $1.095         $1.068         $1.044
  Accumulation Unit Value at end of
   period                                 $1.043         $1.068         $1.092         $1.095         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,166          6,297         10,493          6,875          3,426
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.014         $1.038             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.990         $1.014             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,688          4,455             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.008         $1.033         $1.037         $1.013         $0.992
  Accumulation Unit Value at end of
   period                                 $0.983         $1.008         $1.033         $1.037         $1.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,414         11,203         22,059         14,427          6,237
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.005         $1.030             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.980         $1.005             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                890            711             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.730         $9.980             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.481         $9.730             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             19             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.714         $9.978             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.451         $9.714             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             71             --             --             --
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.028         $0.706         $1.489         $1.490         $1.338
  Accumulation Unit Value at end of
   period                                 $1.086         $1.028         $0.706         $1.489         $1.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,785          5,897          7,008          8,743         10,297
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.015         $0.699         $1.475         $1.479         $1.330
  Accumulation Unit Value at end of
   period                                 $1.071         $1.015         $0.699         $1.475         $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                427            449            579            664            812
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.011         $0.696         $1.470         $1.475         $1.327
  Accumulation Unit Value at end of
   period                                 $1.066         $1.011         $0.696         $1.470         $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,012         12,349          9,081         11,052         13,253

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.040         $1.053             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.044         $1.040             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,172          3,364             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.040         $1.054         $1.071         $1.076             --
  Accumulation Unit Value at end of
   period                                 $1.044         $1.040         $1.054         $1.071             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,172          3,364          4,490            877             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.989         $1.003             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.992         $0.989             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,598          1,604             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.287         $1.178         $0.896         $1.170         $1.000
  Accumulation Unit Value at end of
   period                                 $1.338         $1.287         $1.178         $0.896         $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,385         13,222         11,005          8,051            683
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.174         $0.894         $1.170         $1.000
  Accumulation Unit Value at end of
   period                                 $1.330         $1.280         $1.174         $0.894         $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                997          1,138          1,070            785             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.278         $1.172         $0.894         $1.169         $1.000
  Accumulation Unit Value at end of
   period                                 $1.327         $1.278         $1.172         $0.894         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,110         12,119          5,338          5,265             --

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.999         $0.688         $1.456         $1.463         $1.318
  Accumulation Unit Value at end of
   period                                 $1.051         $0.999         $0.688         $1.456         $1.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,852         10,280         11,157         16,250         20,671
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.999         $0.688         $1.456         $1.463         $1.318
  Accumulation Unit Value at end of
   period                                 $1.051         $0.999         $0.688         $1.456         $1.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,852         10,280         11,157         16,250         20,671
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.988         $0.682         $1.444         $1.453         $1.312
  Accumulation Unit Value at end of
   period                                 $1.038         $0.988         $0.682         $1.444         $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,549         11,045         10,212          8,096          8,457
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.988         $0.682         $1.444         $1.453         $1.312
  Accumulation Unit Value at end of
   period                                 $1.038         $0.988         $0.682         $1.444         $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,549         11,045         10,212          8,096          8,457
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.984         $0.680         $1.440         $1.450         $1.309
  Accumulation Unit Value at end of
   period                                 $1.033         $0.984         $0.680         $1.440         $1.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,523         31,721         18,809         22,055         21,936
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.977         $0.675         $1.433         $1.444         $1.305
  Accumulation Unit Value at end of
   period                                 $1.025         $0.977         $0.675         $1.433         $1.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,126          1,286          1,390          1,312          1,310
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.973         $0.673         $1.429         $1.441         $1.303
  Accumulation Unit Value at end of
   period                                 $1.020         $0.973         $0.673         $1.429         $1.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,711          1,683          1,846          2,500          4,032
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.973         $0.673         $1.429         $1.441         $1.303
  Accumulation Unit Value at end of
   period                                 $1.020         $0.973         $0.673         $1.429         $1.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,711          1,683          1,846          2,500          4,032
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.969         $0.671             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.016         $0.969             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,737          1,049             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.963         $0.667         $1.419         $1.432         $1.297
  Accumulation Unit Value at end of
   period                                 $1.009         $0.963         $0.667         $1.419         $1.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,169          2,518          2,682          3,159          3,085

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.272         $1.168         $0.892         $0.849             --
  Accumulation Unit Value at end of
   period                                 $1.318         $1.272         $1.168         $0.892             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,221         28,262         24,695          4,158             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.272         $1.168         $0.892         $1.169         $1.000
  Accumulation Unit Value at end of
   period                                 $1.318         $1.272         $1.168         $0.892         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,221         28,262         24,695          4,158             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.268         $1.181             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.312         $1.268             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,129          8,833             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.268         $1.166         $0.892         $0.849             --
  Accumulation Unit Value at end of
   period                                 $1.312         $1.268         $1.166         $0.892             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,129          8,833          1,520            312             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.266         $1.165         $0.891         $0.849             --
  Accumulation Unit Value at end of
   period                                 $1.309         $1.266         $1.165         $0.891             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,919         17,134          4,047            564             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.263         $1.179             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.305         $1.263             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,569          2,086             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.261         $1.178             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.303         $1.261             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,931          5,549             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.261         $1.163         $0.891         $0.849             --
  Accumulation Unit Value at end of
   period                                 $1.303         $1.261         $1.163         $0.891             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,931          5,549          3,699            129             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.258         $1.176             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.297         $1.258             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,951          2,560             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.960         $0.666             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.005         $0.960             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                286            347             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.846        $10.295             --             --             --
  Accumulation Unit Value at end of
   period                                $15.528        $14.846             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.822        $10.293             --             --             --
  Accumulation Unit Value at end of
   period                                $15.479        $14.822             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.036         $0.870         $1.538         $1.396         $1.335
  Accumulation Unit Value at end of
   period                                 $1.177         $1.036         $0.870         $1.538         $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,834          3,226          3,859          4,548          5,294
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.023         $0.860         $1.523         $1.385         $1.326
  Accumulation Unit Value at end of
   period                                 $1.161         $1.023         $0.860         $1.523         $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                214            245            288            482            513
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.019         $0.857         $1.519         $1.381         $1.323
  Accumulation Unit Value at end of
   period                                 $1.155         $1.019         $0.857         $1.519         $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,294          4,936          5,561          7,718          8,382
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.848         $1.504         $1.370         $1.315
  Accumulation Unit Value at end of
   period                                 $1.139         $1.006         $0.848         $1.504         $1.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,929          5,184          5,861          7,011          9,258
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.848         $1.504         $1.370         $1.315
  Accumulation Unit Value at end of
   period                                 $1.139         $1.006         $0.848         $1.504         $1.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,929          5,184          5,861          7,011          9,258
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.995         $0.840         $1.492         $1.361         $1.308
  Accumulation Unit Value at end of
   period                                 $1.125         $0.995         $0.840         $1.492         $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,574          3,201          3,510          3,914          4,407
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.995         $0.840         $1.492         $1.361         $1.308
  Accumulation Unit Value at end of
   period                                 $1.125         $0.995         $0.840         $1.492         $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,574          3,201          3,510          3,914          4,407

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.247         $1.189         $0.933         $1.254         $1.000
  Accumulation Unit Value at end of
   period                                 $1.335         $1.247         $1.189         $0.933         $1.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,155          2,355          2,010          1,176            134
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.185         $0.931         $1.254         $1.000
  Accumulation Unit Value at end of
   period                                 $1.326         $1.241         $1.185         $0.931         $1.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            258            245             70             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.239         $1.183         $0.931         $1.253         $1.000
  Accumulation Unit Value at end of
   period                                 $1.323         $1.239         $1.183         $0.931         $1.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,645          2,461            804            719             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.233         $1.179         $0.929         $0.882             --
  Accumulation Unit Value at end of
   period                                 $1.315         $1.233         $1.179         $0.929             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,182          4,875          4,862            584             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.233         $1.179         $0.929         $1.253         $1.000
  Accumulation Unit Value at end of
   period                                 $1.315         $1.233         $1.179         $0.929         $1.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,182          4,875          4,862            584             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.228         $1.196             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.308         $1.228             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,710          1,509             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.228         $1.177         $0.928         $0.882             --
  Accumulation Unit Value at end of
   period                                 $1.308         $1.228         $1.177         $0.928             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,710          1,509            224            105             --

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.992         $0.837         $1.488         $1.358         $1.306
  Accumulation Unit Value at end of
   period                                 $1.120         $0.992         $0.837         $1.488         $1.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,704          7,627          6,960         15,820         11,231
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.984         $0.832         $1.480         $1.352         $1.301
  Accumulation Unit Value at end of
   period                                 $1.111         $0.984         $0.832         $1.480         $1.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                553            609            738            813            876
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.981         $0.829         $1.476         $1.349         $1.299
  Accumulation Unit Value at end of
   period                                 $1.106         $0.981         $0.829         $1.476         $1.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                748            939            965          1,354          2,037
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.981         $0.829         $1.476         $1.349         $1.299
  Accumulation Unit Value at end of
   period                                 $1.106         $0.981         $0.829         $1.476         $1.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                748            939            965          1,354          2,037
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.977         $0.826             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.101         $0.977             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                517            340             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.971         $0.822         $1.466         $1.342         $1.294
  Accumulation Unit Value at end of
   period                                 $1.093         $0.971         $0.822         $1.466         $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                741            762          1,037            891          1,094
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.968         $0.820             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.090         $0.968             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39            186             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.165        $10.312             --             --             --
  Accumulation Unit Value at end of
   period                                $13.689        $12.165             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.145        $10.310             --             --             --
  Accumulation Unit Value at end of
   period                                $13.646        $12.145             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.137         $5.096         $9.781         $9.549             --
  Accumulation Unit Value at end of
   period                                 $8.339         $7.137         $5.096         $9.781             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             63             28             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.227         $1.176         $0.928         $0.882             --
  Accumulation Unit Value at end of
   period                                 $1.306         $1.227         $1.176         $0.928             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,863          3,249          1,098            163             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.224         $1.193             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.301         $1.224             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            315             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.222         $1.193             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.299         $1.222             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,499          1,651             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.222         $1.174         $0.928         $0.882             --
  Accumulation Unit Value at end of
   period                                 $1.299         $1.222         $1.174         $0.928             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,499          1,651          1,503              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.219         $1.191             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.294         $1.219             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                574            400             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.113         $5.087         $9.777         $9.547             --
  Accumulation Unit Value at end of
   period                                 $8.298         $7.113         $5.087         $9.777             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.104         $5.083         $9.775         $9.546             --
  Accumulation Unit Value at end of
   period                                 $8.284         $7.104         $5.083         $9.775             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                347            138              9             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.080         $5.073         $9.771         $9.544             --
  Accumulation Unit Value at end of
   period                                 $8.243         $7.080         $5.073         $9.771             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             58              9             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.080         $5.073         $9.771         $9.544             --
  Accumulation Unit Value at end of
   period                                 $8.243         $7.080         $5.073         $9.771             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             58              9             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.056         $5.064         $9.767         $9.542             --
  Accumulation Unit Value at end of
   period                                 $8.203         $7.056         $5.064         $9.767             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             59             11             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.056         $5.064         $9.767         $9.542             --
  Accumulation Unit Value at end of
   period                                 $8.203         $7.056         $5.064         $9.767             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             59             11             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.048         $5.060         $9.766         $9.541             --
  Accumulation Unit Value at end of
   period                                 $8.189         $7.048         $5.060         $9.766             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79            136             52              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.032         $5.054         $9.763         $9.540             --
  Accumulation Unit Value at end of
   period                                 $8.163         $7.032         $5.054         $9.763             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.024         $5.051         $9.762         $9.539             --
  Accumulation Unit Value at end of
   period                                 $8.149         $7.024         $5.051         $9.762             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.024         $5.051         $9.762         $9.539             --
  Accumulation Unit Value at end of
   period                                 $8.149         $7.024         $5.051         $9.762             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.016         $5.048             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.136         $7.016             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              8             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.000         $5.041         $9.758         $9.537             --
  Accumulation Unit Value at end of
   period                                 $8.109         $7.000         $5.041         $9.758             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             24             15             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.992         $5.038             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.096         $6.992             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.157        $10.206             --             --             --
  Accumulation Unit Value at end of
   period                                $16.384        $14.157             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.134        $10.204             --             --             --
  Accumulation Unit Value at end of
   period                                $16.333        $14.134             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.880         $8.621        $12.547        $11.798        $10.277
  Accumulation Unit Value at end of
   period                                $11.725        $10.880         $8.621        $12.547        $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                926          1,063          1,266          1,396          1,557
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.801         $8.572        $12.493        $11.765        $10.264
  Accumulation Unit Value at end of
   period                                $11.623        $10.801         $8.572        $12.493        $11.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             34             31             51             58
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.775         $8.555        $12.476        $11.754        $10.260
  Accumulation Unit Value at end of
   period                                $11.589        $10.775         $8.555        $12.476        $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,459          2,910          3,165          3,648          4,063
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.697         $8.506        $12.423        $11.722        $10.247
  Accumulation Unit Value at end of
   period                                $11.488        $10.697         $8.506        $12.423        $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                927          1,229          1,275          1,743          2,055
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.697         $8.506        $12.423        $11.722        $10.247
  Accumulation Unit Value at end of
   period                                $11.488        $10.697         $8.506        $12.423        $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                927          1,229          1,275          1,743          2,055

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.627             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.277             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.624             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.264             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.623             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.260             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.621             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.247             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.621             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.247             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.620         $8.457        $12.370        $11.690        $10.234
  Accumulation Unit Value at end of
   period                                $11.387        $10.620         $8.457        $12.370        $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,791          2,207          2,259          2,511          2,770
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.620         $8.457        $12.370        $11.690        $10.234
  Accumulation Unit Value at end of
   period                                $11.387        $10.620         $8.457        $12.370        $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,791          2,207          2,259          2,511          2,770
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.594         $8.441        $12.352        $11.679        $10.230
  Accumulation Unit Value at end of
   period                                $11.354        $10.594         $8.441        $12.352        $11.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,707          4,718          5,146          6,102          6,758
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.543         $8.409        $12.317        $11.658        $10.222
  Accumulation Unit Value at end of
   period                                $11.288        $10.543         $8.409        $12.317        $11.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68            100             92             98            104
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.518         $8.393        $12.300        $11.647        $10.217
  Accumulation Unit Value at end of
   period                                $11.255        $10.518         $8.393        $12.300        $11.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            109            105            179            215
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.518         $8.393        $12.300        $11.647        $10.217
  Accumulation Unit Value at end of
   period                                $11.255        $10.518         $8.393        $12.300        $11.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            109            105            179            215
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.492         $8.377             --             --             --
  Accumulation Unit Value at end of
   period                                $11.222        $10.492             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                334            132             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.442         $8.345        $12.248        $11.615        $10.204
  Accumulation Unit Value at end of
   period                                $11.157        $10.442         $8.345        $12.248        $11.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                495            640            717            839            942
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.417         $8.329             --             --             --
  Accumulation Unit Value at end of
   period                                $11.125        $10.417             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.718        $10.174             --             --             --
  Accumulation Unit Value at end of
   period                                $13.576        $12.718             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              4             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.618             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.234             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.618             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.234             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.617             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.230             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.616             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.222             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.615             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.217             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.615             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.217             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.612             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.204             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.698        $10.173             --             --             --
  Accumulation Unit Value at end of
   period                                $13.533        $12.698             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              4             --             --             --
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.251         $1.272         $1.151         $1.100         $1.080
  Accumulation Unit Value at end of
   period                                 $1.297         $1.251         $1.272         $1.151         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,573         33,307         43,351         32,443         26,808
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.235         $1.258         $1.140         $1.092         $1.073
  Accumulation Unit Value at end of
   period                                 $1.279         $1.235         $1.258         $1.140         $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                638          1,316          1,580          1,041          1,301
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.230         $1.253         $1.137         $1.089         $1.071
  Accumulation Unit Value at end of
   period                                 $1.273         $1.230         $1.253         $1.137         $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             52,236         62,546         89,525         71,648         58,221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.215         $1.240         $1.126         $1.080         $1.064
  Accumulation Unit Value at end of
   period                                 $1.255         $1.215         $1.240         $1.126         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,090         36,975         49,097         40,866         35,410
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.215         $1.240         $1.126         $1.080         $1.064
  Accumulation Unit Value at end of
   period                                 $1.255         $1.215         $1.240         $1.126         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,090         36,975         49,097         40,866         35,410
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.228         $1.117         $1.073         $1.059
  Accumulation Unit Value at end of
   period                                 $1.239         $1.201         $1.228         $1.117         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,927         43,489         60,777         42,275         37,566
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.228         $1.117         $1.073         $1.059
  Accumulation Unit Value at end of
   period                                 $1.239         $1.201         $1.228         $1.117         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,927         43,489         60,777         42,275         37,566
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.197         $1.224         $1.114         $1.071         $1.057
  Accumulation Unit Value at end of
   period                                 $1.234         $1.197         $1.224         $1.114         $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             89,865        110,137        177,194        134,348        109,522
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.188         $1.216         $1.108         $1.066         $1.053
  Accumulation Unit Value at end of
   period                                 $1.224         $1.188         $1.216         $1.108         $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,630          3,218          4,038          2,110          2,108

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.080         $1.071         $1.077         $0.999         $1.000
  Accumulation Unit Value at end of
   period                                 $1.080         $1.080         $1.071         $1.077         $0.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,304         22,799         20,695         24,166          1,583
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.075         $1.067         $1.075         $0.999         $1.000
  Accumulation Unit Value at end of
   period                                 $1.073         $1.075         $1.067         $1.075         $0.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,374          1,754          3,031          3,710            224
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.073         $1.066         $1.074         $0.999         $1.000
  Accumulation Unit Value at end of
   period                                 $1.071         $1.073         $1.066         $1.074         $0.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,350         27,054          6,956          8,706             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.062         $1.072         $1.046             --
  Accumulation Unit Value at end of
   period                                 $1.064         $1.068         $1.062         $1.072             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,306         34,941         34,186         10,563             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.062         $1.072         $0.998         $1.000
  Accumulation Unit Value at end of
   period                                 $1.064         $1.068         $1.062         $1.072         $0.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,306         34,941         34,186         10,563             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.064         $1.064             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.059         $1.064             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,527         26,008             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.064         $1.060         $1.072         $1.045             --
  Accumulation Unit Value at end of
   period                                 $1.059         $1.064         $1.060         $1.072             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,527         26,008          3,403            961             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.063         $1.059         $1.071         $1.045             --
  Accumulation Unit Value at end of
   period                                 $1.057         $1.063         $1.059         $1.071             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             85,359         44,373          5,643          1,280             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.060         $1.062             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.053         $1.060             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,113          1,956             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.184         $1.212         $1.105         $1.064         $1.052
  Accumulation Unit Value at end of
   period                                 $1.219         $1.184         $1.212         $1.105         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,287          4,426          5,703          5,155          5,221
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.184         $1.212         $1.105         $1.064         $1.052
  Accumulation Unit Value at end of
   period                                 $1.219         $1.184         $1.212         $1.105         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,287          4,426          5,703          5,155          5,221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.179         $1.208             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.213         $1.179             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,501          3,756             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.172         $1.202         $1.097         $1.058         $1.047
  Accumulation Unit Value at end of
   period                                 $1.205         $1.172         $1.202         $1.097         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,689         15,070         17,916         16,730         14,162
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.168         $1.199             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.200         $1.168             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                638            770             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.063        $10.329             --             --             --
  Accumulation Unit Value at end of
   period                                $10.334        $10.063             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             10             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.047        $10.328             --             --             --
  Accumulation Unit Value at end of
   period                                $10.302        $10.047             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             27             --             --             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.820         $1.368         $2.333         $2.068         $1.639
  Accumulation Unit Value at end of
   period                                 $2.021         $1.820         $1.368         $2.333         $2.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,781          4,366          4,619          4,698          3,146
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.798         $1.353         $2.311         $2.051         $1.629
  Accumulation Unit Value at end of
   period                                 $1.993         $1.798         $1.353         $2.311         $2.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102             86             88            143            120
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.790         $1.349         $2.304         $2.046         $1.625
  Accumulation Unit Value at end of
   period                                 $1.984         $1.790         $1.349         $2.304         $2.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,666          8,601          9,511          9,741          5,735

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.061             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.052         $1.059             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,234          5,298             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.057         $1.071         $1.045             --
  Accumulation Unit Value at end of
   period                                 $1.052         $1.059         $1.057         $1.071             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,234          5,298          5,875          4,441             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.056         $1.060             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.047         $1.056             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,754          5,399             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.413         $1.159         $0.913         $1.100         $1.000
  Accumulation Unit Value at end of
   period                                 $1.639         $1.413         $1.159         $0.913         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,228          1,133            342            637             26
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.155         $0.911         $1.100         $1.000
  Accumulation Unit Value at end of
   period                                 $1.629         $1.406         $1.155         $0.911         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             62             49             15             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.404         $1.153         $0.910         $1.100         $1.000
  Accumulation Unit Value at end of
   period                                 $1.625         $1.404         $1.153         $0.910         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,816          1,528            175            189             --

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.768         $1.334         $2.283         $2.030         $1.615
  Accumulation Unit Value at end of
   period                                 $1.956         $1.768         $1.334         $2.283         $2.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,152          6,359          6,988          7,667          4,199
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.768         $1.334         $2.283         $2.030         $1.615
  Accumulation Unit Value at end of
   period                                 $1.956         $1.768         $1.334         $2.283         $2.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,152          6,359          6,988          7,667          4,199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.749         $1.321         $2.264         $2.016         $1.607
  Accumulation Unit Value at end of
   period                                 $1.932         $1.749         $1.321         $2.264         $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,966          3,716          3,945          4,062          2,836
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.749         $1.321         $2.264         $2.016         $1.607
  Accumulation Unit Value at end of
   period                                 $1.932         $1.749         $1.321         $2.264         $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,966          3,716          3,945          4,062          2,836
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.742         $1.317         $2.258         $2.012         $1.604
  Accumulation Unit Value at end of
   period                                 $1.924         $1.742         $1.317         $2.258         $2.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,599         19,521         14,250         13,092          6,846
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.729         $1.308         $2.246         $2.003         $1.598
  Accumulation Unit Value at end of
   period                                 $1.907         $1.729         $1.308         $2.246         $2.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            212            219            195            253
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.723         $1.304         $2.240         $1.999         $1.596
  Accumulation Unit Value at end of
   period                                 $1.899         $1.723         $1.304         $2.240         $1.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                378            458            546            699            779
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.723         $1.304         $2.240         $1.999         $1.596
  Accumulation Unit Value at end of
   period                                 $1.899         $1.723         $1.304         $2.240         $1.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                378            458            546            699            779
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.299             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.891         $1.716             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                792            243             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.293         $2.224         $1.987         $1.589
  Accumulation Unit Value at end of
   period                                 $1.877         $1.706         $1.293         $2.224         $1.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,621          1,907          2,063          1,559            748

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.397         $1.149         $0.908         $0.939             --
  Accumulation Unit Value at end of
   period                                 $1.615         $1.397         $1.149         $0.908             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,647          1,991          1,318            216             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.397         $1.149         $0.908         $1.099         $1.000
  Accumulation Unit Value at end of
   period                                 $1.615         $1.397         $1.149         $0.908         $1.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,647          1,991          1,318            216             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.392         $1.181             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.607         $1.392             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,195          1,002             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.392         $1.147         $0.908         $0.939             --
  Accumulation Unit Value at end of
   period                                 $1.607         $1.392         $1.147         $0.908             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,195          1,002            171             51             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.146         $0.908         $0.939             --
  Accumulation Unit Value at end of
   period                                 $1.604         $1.390         $1.146         $0.908             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,900          1,441            163             36             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.387         $1.178             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.598         $1.387             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            243             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.385         $1.178             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.596         $1.385             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                935            698             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.385         $1.144         $0.907         $0.939             --
  Accumulation Unit Value at end of
   period                                 $1.596         $1.385         $1.144         $0.907             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                935            698            547             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.382         $1.176             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.589         $1.382             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                874            228             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.700         $1.290             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.871         $1.700             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125            148             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.027        $10.645             --             --             --
  Accumulation Unit Value at end of
   period                                $15.425        $14.027             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.004        $10.644             --             --             --
  Accumulation Unit Value at end of
   period                                $15.377        $14.004             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
INVESCO V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.765         $7.879        $12.980        $11.411        $10.737
  Accumulation Unit Value at end of
   period                                $11.262         $9.765         $7.879        $12.980        $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            185            223            263            283
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.694         $7.834        $12.925        $11.380        $10.723
  Accumulation Unit Value at end of
   period                                $11.164         $9.694         $7.834        $12.925        $11.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              8             24             61
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.671         $7.819        $12.907        $11.369        $10.719
  Accumulation Unit Value at end of
   period                                $11.132         $9.671         $7.819        $12.907        $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                215            234            256            290            286
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.601         $7.774        $12.852        $11.338        $10.705
  Accumulation Unit Value at end of
   period                                $11.035         $9.601         $7.774        $12.852        $11.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            351            396            518            559
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.601         $7.774        $12.852        $11.338        $10.705
  Accumulation Unit Value at end of
   period                                $11.035         $9.601         $7.774        $12.852        $11.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            351            396            518            559
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.531         $7.729        $12.797        $11.307        $10.692
  Accumulation Unit Value at end of
   period                                $10.938         $9.531         $7.729        $12.797        $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            245            267            266            210
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.531         $7.729        $12.797        $11.307        $10.692
  Accumulation Unit Value at end of
   period                                $10.938         $9.531         $7.729        $12.797        $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            245            267            266            210

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.451             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.737             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.449             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.723             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.448             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.719             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.445             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.705             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.445             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.705             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.443             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.692             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.443             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.692             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.508         $7.715        $12.779        $11.296        $10.688
  Accumulation Unit Value at end of
   period                                $10.907         $9.508         $7.715        $12.779        $11.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                376            442            503            605            495
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.463         $7.685        $12.743        $11.275        $10.679
  Accumulation Unit Value at end of
   period                                $10.843         $9.463         $7.685        $12.743        $11.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             33             34             55             56
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.440         $7.670        $12.725        $11.265        $10.674
  Accumulation Unit Value at end of
   period                                $10.811         $9.440         $7.670        $12.725        $11.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             31             66             54             58
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.440         $7.670        $12.725        $11.265        $10.674
  Accumulation Unit Value at end of
   period                                $10.811         $9.440         $7.670        $12.725        $11.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             31             66             54             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.417         $7.656             --             --             --
  Accumulation Unit Value at end of
   period                                $10.780         $9.417             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             28             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.371         $7.626        $12.671        $11.234        $10.661
  Accumulation Unit Value at end of
   period                                $10.717         $9.371         $7.626        $12.671        $11.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             61             80            108             94
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.349         $7.612             --             --             --
  Accumulation Unit Value at end of
   period                                $10.686         $9.349             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             22             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.717        $10.359             --             --             --
  Accumulation Unit Value at end of
   period                                $14.528        $12.717             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.696        $10.358             --             --             --
  Accumulation Unit Value at end of
   period                                $14.483        $12.696             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.587         $1.239         $1.762         $1.635         $1.495
  Accumulation Unit Value at end of
   period                                 $1.781         $1.587         $1.239         $1.762         $1.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,163          8,446          9,973         12,288         13,389

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.442             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.688             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.441             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.679             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.440             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.674             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.440             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.674             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.437             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.661             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.412         $1.261         $1.007         $1.152         $1.000
  Accumulation Unit Value at end of
   period                                 $1.495         $1.412         $1.261         $1.007         $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,960         14,319         11,083          6,632            628

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.567         $1.226         $1.746         $1.623         $1.485
  Accumulation Unit Value at end of
   period                                 $1.757         $1.567         $1.226         $1.746         $1.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                329            397            562            439            445
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.561         $1.221         $1.740         $1.618         $1.482
  Accumulation Unit Value at end of
   period                                 $1.749         $1.561         $1.221         $1.740         $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,333         13,558         13,855         15,280         14,353
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.542         $1.208         $1.724         $1.606         $1.472
  Accumulation Unit Value at end of
   period                                 $1.725         $1.542         $1.208         $1.724         $1.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,082         11,304         12,872         18,871         21,534
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.542         $1.208         $1.724         $1.606         $1.472
  Accumulation Unit Value at end of
   period                                 $1.725         $1.542         $1.208         $1.724         $1.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,082         11,304         12,872         18,871         21,534
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.525         $1.196         $1.710         $1.595         $1.465
  Accumulation Unit Value at end of
   period                                 $1.703         $1.525         $1.196         $1.710         $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,144         10,992         11,141          9,600          9,932
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.525         $1.196         $1.710         $1.595         $1.465
  Accumulation Unit Value at end of
   period                                 $1.703         $1.525         $1.196         $1.710         $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,144         10,992         11,141          9,600          9,932
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.519         $1.193         $1.705         $1.591         $1.462
  Accumulation Unit Value at end of
   period                                 $1.696         $1.519         $1.193         $1.705         $1.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,501         27,183         29,927         34,326         31,773
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.508         $1.185         $1.696         $1.584         $1.457
  Accumulation Unit Value at end of
   period                                 $1.681         $1.508         $1.185         $1.696         $1.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                824          1,038          1,167          1,132          1,002
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.502         $1.181         $1.692         $1.581         $1.455
  Accumulation Unit Value at end of
   period                                 $1.674         $1.502         $1.181         $1.692         $1.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,699          2,045          2,306          3,366          4,053
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.502         $1.181         $1.692         $1.581         $1.455
  Accumulation Unit Value at end of
   period                                 $1.674         $1.502         $1.181         $1.692         $1.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,699          2,045          2,306          3,366          4,053

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.405         $1.257         $1.005         $1.151         $1.000
  Accumulation Unit Value at end of
   period                                 $1.485         $1.405         $1.257         $1.005         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                587            833            668            505             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.403         $1.255         $1.004         $1.151         $1.000
  Accumulation Unit Value at end of
   period                                 $1.482         $1.403         $1.255         $1.004         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,511         11,541          3,512          2,717             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.251         $1.003         $0.955             --
  Accumulation Unit Value at end of
   period                                 $1.472         $1.396         $1.251         $1.003             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,851         26,309         22,447          3,011             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.251         $1.003         $1.151         $1.000
  Accumulation Unit Value at end of
   period                                 $1.472         $1.396         $1.251         $1.003         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,851         26,309         22,447          3,011             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.271             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.465         $1.391             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,800          8,936             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.248         $1.002         $0.954             --
  Accumulation Unit Value at end of
   period                                 $1.465         $1.391         $1.248         $1.002             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,800          8,936          1,522            521             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.248         $1.002         $0.954             --
  Accumulation Unit Value at end of
   period                                 $1.462         $1.389         $1.248         $1.002             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,476         19,246          3,650            522             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.386         $1.268             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.457         $1.386             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,107          1,153             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.384         $1.267             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.455         $1.384             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,299          4,761             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.384         $1.245         $1.001         $0.954             --
  Accumulation Unit Value at end of
   period                                 $1.455         $1.384         $1.245         $1.001             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,299          4,761          3,556            233             --

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.496         $1.177             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.667         $1.496             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,902          1,868             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.487         $1.171         $1.680         $1.572         $1.449
  Accumulation Unit Value at end of
   period                                 $1.655         $1.487         $1.171         $1.680         $1.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,651          3,282          3,602          4,419          4,199
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.483         $1.168             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.649         $1.483             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                195            163             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.000        $10.246             --             --             --
  Accumulation Unit Value at end of
   period                                $14.454        $13.000             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              7             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.979        $10.245             --             --             --
  Accumulation Unit Value at end of
   period                                $14.409        $12.979             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28              3             --             --             --
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.890         $9.966        $14.750        $14.256        $12.341
  Accumulation Unit Value at end of
   period                                $15.033        $11.890         $9.966        $14.750        $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            426            430            414            327
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.779         $9.888        $14.657        $14.187        $12.300
  Accumulation Unit Value at end of
   period                                $14.871        $11.779         $9.888        $14.657        $14.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              9             11              9             11
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.743         $9.862        $14.626        $14.165        $12.287
  Accumulation Unit Value at end of
   period                                $14.818        $11.743         $9.862        $14.626        $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                951          1,135          1,128            909            610
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.634         $9.786        $14.534        $14.097        $12.246
  Accumulation Unit Value at end of
   period                                $14.658        $11.634         $9.786        $14.534        $14.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                410            500            546            457            321
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.634         $9.786        $14.534        $14.097        $12.246
  Accumulation Unit Value at end of
   period                                $14.658        $11.634         $9.786        $14.534        $14.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                410            500            546            457            321

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.380         $1.265             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.449         $1.380             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,974          2,503             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.605        $10.783        $10.286             --             --
  Accumulation Unit Value at end of
   period                                $12.341        $11.605        $10.783             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             78              6             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.584        $10.780        $10.285             --             --
  Accumulation Unit Value at end of
   period                                $12.300        $11.584        $10.780             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              3             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.577        $10.779        $10.285             --             --
  Accumulation Unit Value at end of
   period                                $12.287        $11.577        $10.779             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            207             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.556        $10.775        $10.284             --             --
  Accumulation Unit Value at end of
   period                                $12.246        $11.556        $10.775             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160            141             19             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.556        $10.775        $10.284             --             --
  Accumulation Unit Value at end of
   period                                $12.246        $11.556        $10.775             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160            141             19             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.526         $9.710        $14.443        $14.029        $12.205
  Accumulation Unit Value at end of
   period                                $14.501        $11.526         $9.710        $14.443        $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                367            448            432            326            267
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.526         $9.710        $14.443        $14.029        $12.205
  Accumulation Unit Value at end of
   period                                $14.501        $11.526         $9.710        $14.443        $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                367            448            432            326            267
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.491         $9.684        $14.413        $14.007        $12.192
  Accumulation Unit Value at end of
   period                                $14.448        $11.491         $9.684        $14.413        $14.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,355          1,676          2,127          1,504          1,327
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.419         $9.634        $14.352        $13.962        $12.165
  Accumulation Unit Value at end of
   period                                $14.345        $11.419         $9.634        $14.352        $13.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             30             24             17             13
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.384         $9.609        $14.322        $13.939        $12.152
  Accumulation Unit Value at end of
   period                                $14.293        $11.384         $9.609        $14.322        $13.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             63             56             54             40
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.384         $9.609        $14.322        $13.939        $12.152
  Accumulation Unit Value at end of
   period                                $14.293        $11.384         $9.609        $14.322        $13.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             63             56             54             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.349         $9.584             --             --             --
  Accumulation Unit Value at end of
   period                                $14.242        $11.349             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             32             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.281         $9.536        $14.235        $13.875        $12.114
  Accumulation Unit Value at end of
   period                                $14.142        $11.281         $9.536        $14.235        $13.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            175            206            129             86
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.247         $9.512             --             --             --
  Accumulation Unit Value at end of
   period                                $14.093        $11.247             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.354        $10.454             --             --             --
  Accumulation Unit Value at end of
   period                                $15.472        $12.354             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.535        $11.054             --             --             --
  Accumulation Unit Value at end of
   period                                $12.205        $11.535             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                235            190             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.535        $10.772        $10.283             --             --
  Accumulation Unit Value at end of
   period                                $12.205        $11.535        $10.772             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                235            190             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.528        $10.771        $10.283             --             --
  Accumulation Unit Value at end of
   period                                $12.192        $11.528        $10.771             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                619            324              2             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.514        $11.049             --             --             --
  Accumulation Unit Value at end of
   period                                $12.165        $11.514             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.507        $11.048             --             --             --
  Accumulation Unit Value at end of
   period                                $12.152        $11.507             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             22             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.507        $10.768        $10.282             --             --
  Accumulation Unit Value at end of
   period                                $12.152        $11.507        $10.768             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             22             14             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.489        $11.045             --             --             --
  Accumulation Unit Value at end of
   period                                $12.114        $11.489             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             28             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.334        $10.452             --             --             --
  Accumulation Unit Value at end of
   period                                $15.424        $12.334             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1             --             --             --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.963         $6.113        $10.214         $9.342         $8.346
  Accumulation Unit Value at end of
   period                                 $9.181         $7.963         $6.113        $10.214         $9.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                213            244            322            446            662
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.841         $6.028        $10.088         $9.241         $8.268
  Accumulation Unit Value at end of
   period                                 $9.027         $7.841         $6.028        $10.088         $9.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             45             59             93            130
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.936         $4.566         $7.645         $7.007         $6.272
  Accumulation Unit Value at end of
   period                                 $6.831         $5.936         $4.566         $7.645         $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            152            191            233            264
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.702         $5.933         $9.949         $9.132         $8.187
  Accumulation Unit Value at end of
   period                                 $8.850         $7.702         $5.933         $9.949         $9.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            152            173            258            311
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.702         $5.933         $9.949         $9.132         $8.187
  Accumulation Unit Value at end of
   period                                 $8.850         $7.702         $5.933         $9.949         $9.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            152            173            258            311
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.617         $5.877         $9.869         $9.072         $8.145
  Accumulation Unit Value at end of
   period                                 $8.739         $7.617         $5.877         $9.869         $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             68             81             91             72
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.617         $5.877         $9.869         $9.072         $8.145
  Accumulation Unit Value at end of
   period                                 $8.739         $7.617         $5.877         $9.869         $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             68             81             91             72
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.589         $5.858         $9.842         $9.052         $8.131
  Accumulation Unit Value at end of
   period                                 $8.702         $7.589         $5.858         $9.842         $9.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             79             96            128            143
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.726         $4.424         $7.441         $6.851         $6.160
  Accumulation Unit Value at end of
   period                                 $6.559         $5.726         $4.424         $7.441         $6.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             42             45             54             66

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.344         $7.543         $6.019         $8.704        $11.565
  Accumulation Unit Value at end of
   period                                 $8.346         $8.344         $7.543         $6.019         $8.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                857          1,014          1,131          1,191          1,418
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.279         $7.495         $5.990         $8.675        $11.543
  Accumulation Unit Value at end of
   period                                 $8.268         $8.279         $7.495         $5.990         $8.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156            184            217            252            186
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.283         $5.691         $4.551         $6.594         $9.517
  Accumulation Unit Value at end of
   period                                 $6.272         $6.283         $5.691         $4.551         $6.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                335            420            459            532            502
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.214         $7.451         $5.967         $5.612             --
  Accumulation Unit Value at end of
   period                                 $8.187         $8.214         $7.451         $5.967             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                379            530            500            160             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.214         $7.451         $5.967         $8.659        $12.514
  Accumulation Unit Value at end of
   period                                 $8.187         $8.214         $7.451         $5.967         $8.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                379            530            500            160             89
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.184         $7.631             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.145         $8.184             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             75             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.184         $7.435         $5.963         $5.612             --
  Accumulation Unit Value at end of
   period                                 $8.145         $8.184         $7.435         $5.963             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             75             22              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.174         $7.430         $5.962         $5.612             --
  Accumulation Unit Value at end of
   period                                 $8.131         $8.174         $7.430         $5.962             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175            161             78              7             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.199         $5.788             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.160         $6.199             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             80             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.505         $5.802         $9.762         $8.992         $8.090
  Accumulation Unit Value at end of
   period                                 $8.593         $7.505         $5.802         $9.762         $8.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             27             36             35             47
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.505         $5.802         $9.762         $8.992         $8.090
  Accumulation Unit Value at end of
   period                                 $8.593         $7.505         $5.802         $9.762         $8.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             27             36             35             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.682         $4.395             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.502         $5.682             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             33             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.624         $4.354         $7.338         $6.769         $6.098
  Accumulation Unit Value at end of
   period                                 $6.429         $5.624         $4.354         $7.338         $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             16             17             16             18
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.607         $4.343             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.407         $5.607             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.374        $10.364             --             --             --
  Accumulation Unit Value at end of
   period                                $15.274        $13.374             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.352        $10.363             --             --             --
  Accumulation Unit Value at end of
   period                                $15.226        $13.352             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.000        $10.784        $16.554        $15.412        $12.595
  Accumulation Unit Value at end of
   period                                $15.473        $14.000        $10.784        $16.554        $15.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104            111            114            148            175
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.786        $10.635        $16.350        $15.245        $12.477
  Accumulation Unit Value at end of
   period                                $15.214        $13.786        $10.635        $16.350        $15.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              6              7
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.486         $9.637        $14.823        $13.828        $11.323
  Accumulation Unit Value at end of
   period                                $13.772        $12.486         $9.637        $14.823        $13.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145            169            158            191            197

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.145         $7.608             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.090         $8.145             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             50             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.145         $7.414         $5.958         $5.612             --
  Accumulation Unit Value at end of
   period                                 $8.090         $8.145         $7.414         $5.958             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             50             67              7             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.149         $5.752             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.098         $6.149             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              6             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.891        $10.221         $8.128         $9.378        $10.588
  Accumulation Unit Value at end of
   period                                $12.595        $11.891        $10.221         $8.128         $9.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154            161            115             87             80
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.798        $10.156         $8.088         $9.347        $10.568
  Accumulation Unit Value at end of
   period                                $12.477        $11.798        $10.156         $8.088         $9.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             14              8             15              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.712         $9.225         $7.351         $8.499         $9.591
  Accumulation Unit Value at end of
   period                                $11.323        $10.712         $9.225         $7.351         $8.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            108             39             25             22

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.542        $10.468        $16.125        $15.066        $12.355
  Accumulation Unit Value at end of
   period                                $14.915        $13.542        $10.468        $16.125        $15.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            147            169            267            313
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.542        $10.468        $16.125        $15.066        $12.355
  Accumulation Unit Value at end of
   period                                $14.915        $13.542        $10.468        $16.125        $15.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            147            169            267            313
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.392        $10.367        $15.995        $14.966        $12.292
  Accumulation Unit Value at end of
   period                                $14.728        $13.392        $10.367        $15.995        $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99            131            175            150            129
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.392        $10.367        $15.995        $14.966        $12.292
  Accumulation Unit Value at end of
   period                                $14.728        $13.392        $10.367        $15.995        $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99            131            175            150            129
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.343        $10.334        $15.952        $14.933        $12.271
  Accumulation Unit Value at end of
   period                                $14.666        $13.343        $10.334        $15.952        $14.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            213            287            396            368
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.044         $9.338        $14.428        $13.520        $11.121
  Accumulation Unit Value at end of
   period                                $13.225        $12.044         $9.338        $14.428        $13.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             10             20             24
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.195        $10.235        $15.823        $14.835        $12.208
  Accumulation Unit Value at end of
   period                                $14.482        $13.195        $10.235        $15.823        $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             11             12             13             15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.195        $10.235        $15.823        $14.835        $12.208
  Accumulation Unit Value at end of
   period                                $14.482        $13.195        $10.235        $15.823        $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             11             12             13             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.950         $9.274             --             --             --
  Accumulation Unit Value at end of
   period                                $13.109        $11.950             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             14             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.879         $9.228        $14.287        $13.415        $11.056
  Accumulation Unit Value at end of
   period                                $13.018        $11.879         $9.228        $14.287        $13.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             37             48             52

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.706        $10.097         $8.057         $7.717             --
  Accumulation Unit Value at end of
   period                                $12.355        $11.706        $10.097         $8.057             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                294            224            218             30             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.706        $10.097         $8.057         $9.329        $10.543
  Accumulation Unit Value at end of
   period                                $12.355        $11.706        $10.097         $8.057         $9.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                294            224            218             30              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.663        $10.243             --             --             --
  Accumulation Unit Value at end of
   period                                $12.292        $11.663             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             58             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.663        $10.075         $8.052         $7.716             --
  Accumulation Unit Value at end of
   period                                $12.292        $11.663        $10.075         $8.052             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             58              9              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.649        $10.068         $8.050         $7.716             --
  Accumulation Unit Value at end of
   period                                $12.271        $11.649        $10.068         $8.050             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            148             78              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.568         $9.293             --             --             --
  Accumulation Unit Value at end of
   period                                $11.121        $10.568             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.607        $10.212             --             --             --
  Accumulation Unit Value at end of
   period                                $12.208        $11.607             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             18             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.607        $10.046         $8.045         $7.716             --
  Accumulation Unit Value at end of
   period                                $12.208        $11.607        $10.046         $8.045             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             18             10              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.528         $9.275             --             --             --
  Accumulation Unit Value at end of
   period                                $11.056        $10.528             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             61             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.843         $9.205             --             --             --
  Accumulation Unit Value at end of
   period                                $12.972        $11.843             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.613        $10.586             --             --             --
  Accumulation Unit Value at end of
   period                                $14.903        $13.613             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.591        $10.584             --             --             --
  Accumulation Unit Value at end of
   period                                $14.856        $13.591             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.369         $6.180        $10.039         $8.423         $7.936
  Accumulation Unit Value at end of
   period                                 $9.494         $8.369         $6.180        $10.039         $8.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            339            345            498            556
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.241         $6.094         $9.915         $8.332         $7.862
  Accumulation Unit Value at end of
   period                                 $9.335         $8.241         $6.094         $9.915         $8.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             34             33             35             65
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.490         $4.062         $6.612         $5.558         $5.248
  Accumulation Unit Value at end of
   period                                 $6.216         $5.490         $4.062         $6.612         $5.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                610            610            726            662            442
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.095         $5.999         $9.779         $8.233         $7.785
  Accumulation Unit Value at end of
   period                                 $9.152         $8.095         $5.999         $9.779         $8.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                350            399            409            543            517
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.095         $5.999         $9.779         $8.233         $7.785
  Accumulation Unit Value at end of
   period                                 $9.152         $8.095         $5.999         $9.779         $8.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                350            399            409            543            517
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.005         $5.941         $9.700         $8.179         $7.745
  Accumulation Unit Value at end of
   period                                 $9.037         $8.005         $5.941         $9.700         $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239            267            264            261            189
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.005         $5.941         $9.700         $8.179         $7.745
  Accumulation Unit Value at end of
   period                                 $9.037         $8.005         $5.941         $9.700         $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239            267            264            261            189

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.389         $6.650         $5.192         $7.968        $12.180
  Accumulation Unit Value at end of
   period                                 $7.936         $7.389         $6.650         $5.192         $7.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                710            773            819            839            983
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.331         $6.608         $5.166         $7.941        $12.157
  Accumulation Unit Value at end of
   period                                 $7.862         $7.331         $6.608         $5.166         $7.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             90            113            107            139
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.896         $4.415         $3.454         $5.311         $7.717
  Accumulation Unit Value at end of
   period                                 $5.248         $4.896         $4.415         $3.454         $5.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                475            447            380            473            352
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.274         $6.570         $5.146         $4.918             --
  Accumulation Unit Value at end of
   period                                 $7.785         $7.274         $6.570         $5.146             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                494            497            536             96             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.274         $6.570         $5.146         $7.927        $11.534
  Accumulation Unit Value at end of
   period                                 $7.785         $7.274         $6.570         $5.146         $7.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                494            497            536             96             44
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.248         $6.755             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.745         $7.248             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            168             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.248         $6.556         $5.143         $4.918             --
  Accumulation Unit Value at end of
   period                                 $7.745         $7.248         $6.556         $5.143             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            168             43              9             --

58                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.976         $5.922         $9.674         $8.161         $7.732
  Accumulation Unit Value at end of
   period                                 $8.999         $7.976         $5.922         $9.674         $8.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                766            860            792            832            524
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.295         $3.936         $6.436         $5.435         $5.154
  Accumulation Unit Value at end of
   period                                 $5.969         $5.295         $3.936         $6.436         $5.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             53             57             63             84
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.887         $5.865         $9.595         $8.107         $7.693
  Accumulation Unit Value at end of
   period                                 $8.886         $7.887         $5.865         $9.595         $8.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             63             55             84            110
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.887         $5.865         $9.595         $8.107         $7.693
  Accumulation Unit Value at end of
   period                                 $8.886         $7.887         $5.865         $9.595         $8.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             63             55             84            110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.254         $3.909             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.917         $5.254             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             46             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.270         $3.925         $6.431         $5.442         $5.171
  Accumulation Unit Value at end of
   period                                 $5.929         $5.270         $3.925         $6.431         $5.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            135            106            117             82
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.255         $3.915             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.908         $5.255             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.546        $10.098             --             --             --
  Accumulation Unit Value at end of
   period                                $15.222        $13.546             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.523        $10.096             --             --             --
  Accumulation Unit Value at end of
   period                                $15.175        $13.523             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.239         $6.551         $5.142         $4.918             --
  Accumulation Unit Value at end of
   period                                 $7.732         $7.239         $6.551         $5.142             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                388            273             77             12             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.830         $4.508             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.154         $4.830             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             84             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.213         $6.735             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.693         $7.213             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164            200             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.213         $6.537         $5.139         $4.918             --
  Accumulation Unit Value at end of
   period                                 $7.693         $7.213         $6.537         $5.139             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164            200            164             12             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.856         $4.540             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.171         $4.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             76             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.789         $8.962        $12.700        $12.687        $11.686
  Accumulation Unit Value at end of
   period                                $14.434        $12.789         $8.962        $12.700        $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                954          1,030            997          1,135          1,406
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.594         $8.838        $12.544        $12.550        $11.577
  Accumulation Unit Value at end of
   period                                $14.192        $12.594         $8.838        $12.544        $12.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             43             46             85            101
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.726         $8.936        $12.689        $12.701        $11.722
  Accumulation Unit Value at end of
   period                                $14.334        $12.726         $8.936        $12.689        $12.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,345          1,347          1,007            778            952
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.372         $8.699        $12.372        $12.402        $11.464
  Accumulation Unit Value at end of
   period                                $13.913        $12.372         $8.699        $12.372        $12.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,093          1,401          1,183          1,418          1,732
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.372         $8.699        $12.372        $12.402        $11.464
  Accumulation Unit Value at end of
   period                                $13.913        $12.372         $8.699        $12.372        $12.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,093          1,401          1,183          1,418          1,732
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.235         $8.616        $12.272        $12.321        $11.405
  Accumulation Unit Value at end of
   period                                $13.739        $12.235         $8.616        $12.272        $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,014          1,033            681            597            612
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.235         $8.616        $12.272        $12.321        $11.405
  Accumulation Unit Value at end of
   period                                $13.739        $12.235         $8.616        $12.272        $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,014          1,033            681            597            612
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.189         $8.589        $12.239        $12.293        $11.386
  Accumulation Unit Value at end of
   period                                $13.681        $12.189         $8.589        $12.239        $12.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,880          3,814          2,350          2,169          1,977
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.276         $8.658        $12.351        $12.418        $11.513
  Accumulation Unit Value at end of
   period                                $13.765        $12.276         $8.658        $12.351        $12.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            120            131            108            101
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.054         $8.506        $12.139        $12.212        $11.327
  Accumulation Unit Value at end of
   period                                $13.509        $12.054         $8.506        $12.139        $12.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            173            166            197            231
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.054         $8.506        $12.139        $12.212        $11.327
  Accumulation Unit Value at end of
   period                                $13.509        $12.054         $8.506        $12.139        $12.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            173            166            197            231

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.630        $10.832         $9.336         $9.254         $9.217
  Accumulation Unit Value at end of
   period                                $11.686        $11.630        $10.832         $9.336         $9.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,602          1,945          2,018            996            551
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.538        $10.763         $9.290         $9.223         $9.199
  Accumulation Unit Value at end of
   period                                $11.577        $11.538        $10.763         $9.290         $9.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            101            106            117             28
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.689        $10.909         $9.421         $9.357         $9.902
  Accumulation Unit Value at end of
   period                                $11.722        $11.689        $10.909         $9.421         $9.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                910            817            497            321            161
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.448        $10.700         $9.255         $8.875             --
  Accumulation Unit Value at end of
   period                                $11.464        $11.448        $10.700         $9.255             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,909          2,241          2,318            301             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.448        $10.700         $9.255         $9.206         $9.756
  Accumulation Unit Value at end of
   period                                $11.464        $11.448        $10.700         $9.255         $9.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,909          2,241          2,318            301             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.407        $10.766             --             --             --
  Accumulation Unit Value at end of
   period                                $11.405        $11.407             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                569            514             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.407        $10.678         $9.249         $8.875             --
  Accumulation Unit Value at end of
   period                                $11.405        $11.407        $10.678         $9.249             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                569            514            137             13             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.393        $10.670         $9.247         $8.875             --
  Accumulation Unit Value at end of
   period                                $11.386        $11.393        $10.670         $9.247             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,756          1,330            465             56             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.532        $10.899             --             --             --
  Accumulation Unit Value at end of
   period                                $11.513        $11.532             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113            158             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.352        $10.734             --             --             --
  Accumulation Unit Value at end of
   period                                $11.327        $11.352             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            319             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.352        $10.648         $9.241         $8.875             --
  Accumulation Unit Value at end of
   period                                $11.327        $11.352        $10.648         $9.241             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            319            271              7             --

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.181         $8.600             --             --             --
  Accumulation Unit Value at end of
   period                                $13.644        $12.181             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                288            151             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.108         $8.557        $12.230        $12.322        $11.446
  Accumulation Unit Value at end of
   period                                $13.549        $12.108         $8.557        $12.230        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193            230            214            248            219
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.072         $8.535             --             --             --
  Accumulation Unit Value at end of
   period                                $13.502        $12.072             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             28             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.117        $10.694             --             --             --
  Accumulation Unit Value at end of
   period                                $16.899        $15.117             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.092        $10.692             --             --             --
  Accumulation Unit Value at end of
   period                                $16.846        $15.092             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             18             --             --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.774         $5.663         $9.121         $8.327         $7.869
  Accumulation Unit Value at end of
   period                                 $8.601         $7.774         $5.663         $9.121         $8.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            306            373            475            681
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.655         $5.585         $9.009         $8.237         $7.796
  Accumulation Unit Value at end of
   period                                 $8.457         $7.655         $5.585         $9.009         $8.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             29             63             93
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.007         $4.385         $7.076         $6.473         $6.129
  Accumulation Unit Value at end of
   period                                 $6.632         $6.007         $4.385         $7.076         $6.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                396            529            561            619            663
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.520         $5.497         $8.885         $8.140         $7.719
  Accumulation Unit Value at end of
   period                                 $8.291         $7.520         $5.497         $8.885         $8.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                309            413            479            673            808
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.520         $5.497         $8.885         $8.140         $7.719
  Accumulation Unit Value at end of
   period                                 $8.291         $7.520         $5.497         $8.885         $8.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                309            413            479            673            808

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.488        $10.877             --             --             --
  Accumulation Unit Value at end of
   period                                $11.446        $11.488             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222            119             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.656         $7.129         $5.891         $8.265        $11.077
  Accumulation Unit Value at end of
   period                                 $7.869         $7.656         $7.129         $5.891         $8.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                872          1,047          1,212          1,211          1,084
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.596         $7.084         $5.863         $8.237        $11.056
  Accumulation Unit Value at end of
   period                                 $7.796         $7.596         $7.084         $5.863         $8.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            138            142            140            173
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.975         $5.575         $4.616         $6.489         $8.862
  Accumulation Unit Value at end of
   period                                 $6.129         $5.975         $5.575         $4.616         $6.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                752            641            519            464            330
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.537         $7.042         $5.840         $5.713             --
  Accumulation Unit Value at end of
   period                                 $7.719         $7.537         $7.042         $5.840             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                906          1,034            986            207             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.537         $7.042         $5.840         $8.222        $11.244
  Accumulation Unit Value at end of
   period                                 $7.719         $7.537         $7.042         $5.840         $8.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                906          1,034            986            207             95

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.437         $5.445         $8.813         $8.086         $7.680
  Accumulation Unit Value at end of
   period                                 $8.187         $7.437         $5.445         $8.813         $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                250            263            247            196            211
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.437         $5.445         $8.813         $8.086         $7.680
  Accumulation Unit Value at end of
   period                                 $8.187         $7.437         $5.445         $8.813         $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                250            263            247            196            211
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.409         $5.427         $8.789         $8.068         $7.667
  Accumulation Unit Value at end of
   period                                 $8.152         $7.409         $5.427         $8.789         $8.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            556            571            664            663
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.794         $4.249         $6.887         $6.328         $6.020
  Accumulation Unit Value at end of
   period                                 $6.369         $5.794         $4.249         $6.887         $6.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             64             71             58             45
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.327         $5.375         $8.718         $8.015         $7.628
  Accumulation Unit Value at end of
   period                                 $8.050         $7.327         $5.375         $8.718         $8.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             52             55             63             82
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.327         $5.375         $8.718         $8.015         $7.628
  Accumulation Unit Value at end of
   period                                 $8.050         $7.327         $5.375         $8.718         $8.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             52             55             63             82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.749         $4.220             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.313         $5.749             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             62             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.879         $4.319         $7.016         $6.459         $6.157
  Accumulation Unit Value at end of
   period                                 $6.449         $5.879         $4.319         $7.016         $6.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             98             87             88            111
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.861         $4.308             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.426         $5.861             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              9             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.757        $10.118             --             --             --
  Accumulation Unit Value at end of
   period                                $15.077        $13.757             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.510         $7.184             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.680         $7.510             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            188             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.510         $7.027         $5.836         $5.713             --
  Accumulation Unit Value at end of
   period                                 $7.680         $7.510         $7.027         $5.836             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            188             68             27             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.501         $7.022         $5.835         $5.713             --
  Accumulation Unit Value at end of
   period                                 $7.667         $7.501         $7.022         $5.835             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                650            474            166             24             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.895         $5.647             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.020         $5.895             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             85             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.473         $7.163             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.628         $7.473             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            116             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.473         $7.007         $5.831         $5.713             --
  Accumulation Unit Value at end of
   period                                 $7.628         $7.473         $7.007         $5.831             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            116             78              7             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.041         $5.798             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.157         $6.041             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             46             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

62                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.735        $10.116             --             --             --
  Accumulation Unit Value at end of
   period                                $15.029        $13.735             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.645         $6.926        $10.522         $9.698         $8.726
  Accumulation Unit Value at end of
   period                                 $9.448         $8.645         $6.926        $10.522         $9.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,719          1,912          2,199          2,369          2,328
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.513         $6.831        $10.393         $9.593         $8.644
  Accumulation Unit Value at end of
   period                                 $9.290         $8.513         $6.831        $10.393         $9.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             36             49            101            144
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.420         $6.759        $10.290         $9.502         $8.567
  Accumulation Unit Value at end of
   period                                 $9.183         $8.420         $6.759        $10.290         $9.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,289          5,016          5,411          5,694          5,320
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.363         $6.723        $10.250         $9.480         $8.559
  Accumulation Unit Value at end of
   period                                 $9.107         $8.363         $6.723        $10.250         $9.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,865          2,270          2,535          2,836          2,373
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.363         $6.723        $10.250         $9.480         $8.559
  Accumulation Unit Value at end of
   period                                 $9.107         $8.363         $6.723        $10.250         $9.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,865          2,270          2,535          2,836          2,373
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.270         $6.659        $10.167         $9.417         $8.516
  Accumulation Unit Value at end of
   period                                 $8.993         $8.270         $6.659        $10.167         $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,142          2,652          2,926          3,026          3,137
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.270         $6.659        $10.167         $9.417         $8.516
  Accumulation Unit Value at end of
   period                                 $8.993         $8.270         $6.659        $10.167         $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,142          2,652          2,926          3,026          3,137
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.240         $6.637        $10.140         $9.397         $8.501
  Accumulation Unit Value at end of
   period                                 $8.955         $8.240         $6.637        $10.140         $9.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,286          7,724          8,589          9,328          9,172
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.122         $6.550        $10.015         $9.291         $8.414
  Accumulation Unit Value at end of
   period                                 $8.819         $8.122         $6.550        $10.015         $9.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            114            150            147            140

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.266         $7.547         $6.281         $8.079         $9.773
  Accumulation Unit Value at end of
   period                                 $8.726         $8.266         $7.547         $6.281         $8.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,267          1,825          1,145          1,011            970
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.201         $7.499         $6.250         $8.052         $9.755
  Accumulation Unit Value at end of
   period                                 $8.644         $8.201         $7.499         $6.250         $8.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            172            185            211            193
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.132         $7.439         $6.204         $7.996         $9.595
  Accumulation Unit Value at end of
   period                                 $8.567         $8.132         $7.439         $6.204         $7.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,439          2,242            344            342            274
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.137         $7.455         $6.226         $5.974             --
  Accumulation Unit Value at end of
   period                                 $8.559         $8.137         $7.455         $6.226             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,199          2,072          1,402            206             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.137         $7.455         $6.226         $8.037         $9.657
  Accumulation Unit Value at end of
   period                                 $8.559         $8.137         $7.455         $6.226         $8.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,199          2,072          1,402            206             60
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.108         $7.521             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.516         $8.108             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,168          2,074             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.108         $7.439         $6.223         $5.974             --
  Accumulation Unit Value at end of
   period                                 $8.516         $8.108         $7.439         $6.223             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,168          2,074            129             27             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.098         $7.434         $6.221         $5.974             --
  Accumulation Unit Value at end of
   period                                 $8.501         $8.098         $7.434         $6.221             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,863          3,466            212             29             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.023         $7.453             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.414         $8.023             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156            128             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.148         $6.574        $10.058         $9.335         $8.458
  Accumulation Unit Value at end of
   period                                 $8.843         $8.148         $6.574        $10.058         $9.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                198            212            233            284            285
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.148         $6.574        $10.058         $9.335         $8.458
  Accumulation Unit Value at end of
   period                                 $8.843         $8.148         $6.574        $10.058         $9.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                198            212            233            284            285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.059         $6.505             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.741         $8.059             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                419            171             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.184         $6.612        $10.132         $9.417         $8.545
  Accumulation Unit Value at end of
   period                                 $8.868         $8.184         $6.612        $10.132         $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                878          1,108          1,220          1,248          1,195
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.159         $6.596             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.837         $8.159             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             62             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.635        $10.219             --             --             --
  Accumulation Unit Value at end of
   period                                $13.678        $12.635             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.615        $10.218             --             --             --
  Accumulation Unit Value at end of
   period                                $13.635        $12.615             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              3             --             --             --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.305         $3.087         $6.479         $5.998         $5.946
  Accumulation Unit Value at end of
   period                                 $5.490         $4.305         $3.087         $6.479         $5.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                964            975          1,108          1,400          1,674
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.245         $3.049         $6.408         $5.941         $5.899
  Accumulation Unit Value at end of
   period                                 $5.406         $4.245         $3.049         $6.408         $5.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             67             86            112            134
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.570         $3.283         $6.905         $6.405         $6.362
  Accumulation Unit Value at end of
   period                                 $5.816         $4.570         $3.283         $6.905         $6.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,316          1,298          1,069          1,185          1,295

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.069         $7.499             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.458         $8.069             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            221             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.069         $7.418         $6.217         $5.974             --
  Accumulation Unit Value at end of
   period                                 $8.458         $8.069         $7.418         $6.217             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            221            159             16             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.165         $7.599             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.545         $8.165             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                875            456             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.863         $5.203         $3.860         $6.909         $8.520
  Accumulation Unit Value at end of
   period                                 $5.946         $5.863         $5.203         $3.860         $6.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,125          2,213          2,059          1,395            796
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.825         $5.177         $3.846         $6.895         $8.515
  Accumulation Unit Value at end of
   period                                 $5.899         $5.825         $5.177         $3.846         $6.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            180            228            168             67
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.286         $5.589         $4.155         $7.452         $9.959
  Accumulation Unit Value at end of
   period                                 $6.362         $6.286         $5.589         $4.155         $7.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,384          1,326            832            718            474

64                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.170         $3.001         $6.320         $5.871         $5.841
  Accumulation Unit Value at end of
   period                                 $5.300         $4.170         $3.001         $6.320         $5.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,163          1,405          1,559          2,022          2,492
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.170         $3.001         $6.320         $5.871         $5.841
  Accumulation Unit Value at end of
   period                                 $5.300         $4.170         $3.001         $6.320         $5.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,163          1,405          1,559          2,022          2,492
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.124         $2.972         $6.269         $5.832         $5.811
  Accumulation Unit Value at end of
   period                                 $5.233         $4.124         $2.972         $6.269         $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,027            989          1,006            935            985
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.124         $2.972         $6.269         $5.832         $5.811
  Accumulation Unit Value at end of
   period                                 $5.233         $4.124         $2.972         $6.269         $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,027            989          1,006            935            985
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.109         $2.962         $6.252         $5.819         $5.801
  Accumulation Unit Value at end of
   period                                 $5.211         $4.109         $2.962         $6.252         $5.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,177          3,985          2,230          2,161          2,164
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.408         $3.181         $6.721         $6.262         $6.249
  Accumulation Unit Value at end of
   period                                 $5.585         $4.408         $3.181         $6.721         $6.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            193            215            209            212
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.063         $2.934         $6.201         $5.781         $5.771
  Accumulation Unit Value at end of
   period                                 $5.146         $4.063         $2.934         $6.201         $5.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            204            249            344            479
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.063         $2.934         $6.201         $5.781         $5.771
  Accumulation Unit Value at end of
   period                                 $5.146         $4.063         $2.934         $6.201         $5.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            204            249            344            479
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.374         $3.160             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.536         $4.374             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                340            196             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.347         $3.144         $6.655         $6.213         $6.213
  Accumulation Unit Value at end of
   period                                 $5.498         $4.347         $3.144         $6.655         $6.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                295            256            289            300            361

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.779         $5.147         $3.832         $3.632             --
  Accumulation Unit Value at end of
   period                                 $5.841         $5.779         $5.147         $3.832             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,899          3,306          2,843            551             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.779         $5.147         $3.832         $6.882         $9.210
  Accumulation Unit Value at end of
   period                                 $5.841         $5.779         $5.147         $3.832         $6.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,899          3,306          2,843            551            200
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.758         $5.384             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.811         $5.758             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,061            861             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.758         $5.136         $3.829         $3.631             --
  Accumulation Unit Value at end of
   period                                 $5.811         $5.758         $5.136         $3.829             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,061            861            209             41             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.751         $5.132         $3.828         $3.631             --
  Accumulation Unit Value at end of
   period                                 $5.801         $5.751         $5.132         $3.828             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,323          1,655            521             99             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.201         $5.806             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.249         $6.201             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                236            295             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.731         $5.368             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.771         $5.731             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                546            596             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.731         $5.121         $3.826         $3.631             --
  Accumulation Unit Value at end of
   period                                 $5.771         $5.731         $5.121         $3.826             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                546            596            457             29             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.178         $5.795             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.213         $6.178             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                223            149             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.334         $3.136             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.478         $4.334             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             63             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.081        $10.193             --             --             --
  Accumulation Unit Value at end of
   period                                $17.789        $14.081             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.058        $10.192             --             --             --
  Accumulation Unit Value at end of
   period                                $17.733        $14.058             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.308         $8.291        $13.893        $13.778        $12.372
  Accumulation Unit Value at end of
   period                                $17.847        $13.308         $8.291        $13.893        $13.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                792            944          1,104          1,291          1,416
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.105         $8.176        $13.722        $13.629        $12.256
  Accumulation Unit Value at end of
   period                                $17.548        $13.105         $8.176        $13.722        $13.629
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             39             43             75            107
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.669         $5.411         $9.086         $9.029         $8.124
  Accumulation Unit Value at end of
   period                                $11.602         $8.669         $5.411         $9.086         $9.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,579          3,459          3,750          3,734          3,779
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.873         $8.048        $13.533        $13.468        $12.136
  Accumulation Unit Value at end of
   period                                $17.203        $12.873         $8.048        $13.533        $13.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                941          1,107          1,289          1,500          1,431
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.873         $8.048        $13.533        $13.468        $12.136
  Accumulation Unit Value at end of
   period                                $17.203        $12.873         $8.048        $13.533        $13.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                941          1,107          1,289          1,500          1,431
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.730         $7.971        $13.424        $13.379        $12.074
  Accumulation Unit Value at end of
   period                                $16.987        $12.730         $7.971        $13.424        $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,006          1,221          1,169          1,256          1,385
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.730         $7.971        $13.424        $13.379        $12.074
  Accumulation Unit Value at end of
   period                                $16.987        $12.730         $7.971        $13.424        $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,006          1,221          1,169          1,256          1,385

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.951        $11.406         $8.672        $12.895        $13.804
  Accumulation Unit Value at end of
   period                                $12.372        $11.951        $11.406         $8.672        $12.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,342          1,278          1,095            919            494
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.857        $11.334         $8.630        $12.852        $13.778
  Accumulation Unit Value at end of
   period                                $12.256        $11.857        $11.334         $8.630        $12.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            146            174            174             97
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.863         $7.520         $5.728         $8.535         $9.824
  Accumulation Unit Value at end of
   period                                 $8.124         $7.863         $7.520         $5.728         $8.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,619          1,396            399            390            204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.764        $11.267         $8.596         $8.351             --
  Accumulation Unit Value at end of
   period                                $12.136        $11.764        $11.267         $8.596             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,345          1,259          1,010            282             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.764        $11.267         $8.596        $12.828        $14.786
  Accumulation Unit Value at end of
   period                                $12.136        $11.764        $11.267         $8.596        $12.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,345          1,259          1,010            282             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.722        $11.875             --             --             --
  Accumulation Unit Value at end of
   period                                $12.074        $11.722             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,323            909             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.722        $11.244         $8.591         $8.351             --
  Accumulation Unit Value at end of
   period                                $12.074        $11.722        $11.244         $8.591             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,323            909             46             11             --

66                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.683         $7.945        $13.388        $13.349        $12.054
  Accumulation Unit Value at end of
   period                                $16.916        $12.683         $7.945        $13.388        $13.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,991          4,336          4,908          4,348          4,978
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.362         $5.243         $8.844         $8.828         $7.979
  Accumulation Unit Value at end of
   period                                $11.141         $8.362         $5.243         $8.844         $8.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             76            101             87            124
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.543         $7.869        $13.279        $13.261        $11.992
  Accumulation Unit Value at end of
   period                                $16.704        $12.543         $7.869        $13.279        $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             76             77            124            148
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.543         $7.869        $13.279        $13.261        $11.992
  Accumulation Unit Value at end of
   period                                $16.704        $12.543         $7.869        $13.279        $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             76             77            124            148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.297         $5.208             --             --             --
  Accumulation Unit Value at end of
   period                                $11.044         $8.297             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                330            174             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.247         $5.182         $8.758         $8.759         $7.933
  Accumulation Unit Value at end of
   period                                $10.967         $8.247         $5.182         $8.758         $8.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                543            656            796            931            914
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.222         $5.169             --             --             --
  Accumulation Unit Value at end of
   period                                $10.928         $8.222             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             26             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.497        $11.005             --             --             --
  Accumulation Unit Value at end of
   period                                $23.243        $17.497             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.468        $11.003             --             --             --
  Accumulation Unit Value at end of
   period                                $23.171        $17.468             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              3             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.708        $11.236         $8.589         $8.351             --
  Accumulation Unit Value at end of
   period                                $12.054        $11.708        $11.236         $8.589             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,902          1,527            135             29             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.757         $7.870             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.979         $7.757             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149            146             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.665        $11.840             --             --             --
  Accumulation Unit Value at end of
   period                                $11.992        $11.665             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            139             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.665        $11.212         $8.584         $8.351             --
  Accumulation Unit Value at end of
   period                                $11.992        $11.665        $11.212         $8.584             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            139             90              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.728         $7.854             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.933         $7.728             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                531            289             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.530        $10.091        $10.507        $10.251        $10.016
  Accumulation Unit Value at end of
   period                                $12.188        $11.530        $10.091        $10.507        $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,030            908            463            341            109
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.447        $10.033        $10.463        $10.223        $10.004
  Accumulation Unit Value at end of
   period                                $12.082        $11.447        $10.033        $10.463        $10.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              7             14              7              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.419        $10.014        $10.448        $10.214        $10.000
  Accumulation Unit Value at end of
   period                                $12.047        $11.419        $10.014        $10.448        $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,815          1,780          1,020            749            305
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.337         $9.957        $10.404        $10.186         $9.988
  Accumulation Unit Value at end of
   period                                $11.942        $11.337         $9.957        $10.404        $10.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                993            846            606            450            126
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.337         $9.957        $10.404        $10.186         $9.988
  Accumulation Unit Value at end of
   period                                $11.942        $11.337         $9.957        $10.404        $10.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                993            846            606            450            126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.255         $9.900        $10.361        $10.158         $9.975
  Accumulation Unit Value at end of
   period                                $11.838        $11.255         $9.900        $10.361        $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                772            951            418            221             76
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.255         $9.900        $10.361        $10.158         $9.975
  Accumulation Unit Value at end of
   period                                $11.838        $11.255         $9.900        $10.361        $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                772            951            418            221             76
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.228         $9.881        $10.346        $10.149         $9.971
  Accumulation Unit Value at end of
   period                                $11.804        $11.228         $9.881        $10.346        $10.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,933          5,157          2,266          1,503            738
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.174         $9.844        $10.317        $10.131         $9.963
  Accumulation Unit Value at end of
   period                                $11.736        $11.174         $9.844        $10.317        $10.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             46             42             33             25
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.148         $9.825        $10.302        $10.121         $9.959
  Accumulation Unit Value at end of
   period                                $11.702        $11.148         $9.825        $10.302        $10.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            139             88             65             19

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.978             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.016             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.976             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.004             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.975             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.000             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.973             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.988             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.973             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.988             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.971             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.975             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.971             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.975             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.970             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.971             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.969             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.963             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.968             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.959             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

68                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.148         $9.825        $10.302        $10.121         $9.959
  Accumulation Unit Value at end of
   period                                $11.702        $11.148         $9.825        $10.302        $10.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            139             88             65             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.121         $9.806             --             --             --
  Accumulation Unit Value at end of
   period                                $11.668        $11.121             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211             67             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.067         $9.769        $10.259        $10.094         $9.947
  Accumulation Unit Value at end of
   period                                $11.600        $11.067         $9.769        $10.259        $10.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                329            303            213            114             47
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.041         $9.750             --             --             --
  Accumulation Unit Value at end of
   period                                $11.566        $11.041             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             16             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.639        $10.284             --             --             --
  Accumulation Unit Value at end of
   period                                $12.187        $11.639             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.620        $10.282             --             --             --
  Accumulation Unit Value at end of
   period                                $12.149        $11.620             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44              2             --             --             --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.957         $9.289        $16.395        $14.773        $11.961
  Accumulation Unit Value at end of
   period                                $13.033        $11.957         $9.289        $16.395        $14.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            188            213            150             76
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.873         $9.238        $16.329        $14.736        $11.949
  Accumulation Unit Value at end of
   period                                $12.922        $11.873         $9.238        $16.329        $14.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              5              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.846         $9.221        $16.307        $14.724        $11.945
  Accumulation Unit Value at end of
   period                                $12.886        $11.846         $9.221        $16.307        $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            452            539            389            192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.763         $9.171        $16.242        $14.687        $11.933
  Accumulation Unit Value at end of
   period                                $12.776        $11.763         $9.171        $16.242        $14.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            265            321            282            163

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.968             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.959             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.966             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.947             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.019             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.961             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.019             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.949             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.945             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.933             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.763         $9.171        $16.242        $14.687        $11.933
  Accumulation Unit Value at end of
   period                                $12.776        $11.763         $9.171        $16.242        $14.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            265            321            282            163
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.681         $9.120        $16.177        $14.650        $11.921
  Accumulation Unit Value at end of
   period                                $12.668        $11.681         $9.120        $16.177        $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            168            189            133             58
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.681         $9.120        $16.177        $14.650        $11.921
  Accumulation Unit Value at end of
   period                                $12.668        $11.681         $9.120        $16.177        $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            168            189            133             58
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.653         $9.104        $16.156        $14.638        $11.917
  Accumulation Unit Value at end of
   period                                $12.632        $11.653         $9.104        $16.156        $14.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                585            707            840            627            303
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.599         $9.070        $16.112        $14.613        $11.909
  Accumulation Unit Value at end of
   period                                $12.561        $11.599         $9.070        $16.112        $14.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8              7             16             10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.572         $9.054        $16.091        $14.601        $11.905
  Accumulation Unit Value at end of
   period                                $12.525        $11.572         $9.054        $16.091        $14.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             25             20              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.572         $9.054        $16.091        $14.601        $11.905
  Accumulation Unit Value at end of
   period                                $12.525        $11.572         $9.054        $16.091        $14.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             25             20              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.545         $9.037             --             --             --
  Accumulation Unit Value at end of
   period                                $12.490        $11.545             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35              7             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.491         $9.004        $16.027        $14.564        $11.893
  Accumulation Unit Value at end of
   period                                $12.419        $11.491         $9.004        $16.027        $14.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             93            101             44             20
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.464         $8.987             --             --             --
  Accumulation Unit Value at end of
   period                                $12.384        $11.464             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.933             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.921             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.921             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.917             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.909             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.905             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.905             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.018             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.893             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

70                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.738        $10.775             --             --             --
  Accumulation Unit Value at end of
   period                                $14.833        $13.738             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.716        $10.774             --             --             --
  Accumulation Unit Value at end of
   period                                $14.786        $13.716             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.345         $8.056        $12.815        $11.508        $10.590
  Accumulation Unit Value at end of
   period                                $11.793        $10.345         $8.056        $12.815        $11.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             32             48             68             36
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.270         $8.010        $12.761        $11.477        $10.577
  Accumulation Unit Value at end of
   period                                $11.690        $10.270         $8.010        $12.761        $11.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --              2              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.245         $7.995        $12.742        $11.466        $10.573
  Accumulation Unit Value at end of
   period                                $11.656        $10.245         $7.995        $12.742        $11.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            240            173            296            163
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.171         $7.949        $12.688        $11.435        $10.559
  Accumulation Unit Value at end of
   period                                $11.555        $10.171         $7.949        $12.688        $11.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             90             81             78             40
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.171         $7.949        $12.688        $11.435        $10.559
  Accumulation Unit Value at end of
   period                                $11.555        $10.171         $7.949        $12.688        $11.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             90             81             78             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.097         $7.903        $12.634        $11.403        $10.546
  Accumulation Unit Value at end of
   period                                $11.454        $10.097         $7.903        $12.634        $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             66             35             30             12
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.097         $7.903        $12.634        $11.403        $10.546
  Accumulation Unit Value at end of
   period                                $11.454        $10.097         $7.903        $12.634        $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             66             35             30             12
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.073         $7.888        $12.616        $11.393        $10.542
  Accumulation Unit Value at end of
   period                                $11.420        $10.073         $7.888        $12.616        $11.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                205            267            181          1,104            404

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.468             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.590             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.465             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.577             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.464             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.573             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.462             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.559             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.462             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.559             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.459             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.546             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.459             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.546             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.459             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.542             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.024         $7.858        $12.581        $11.372        $10.533
  Accumulation Unit Value at end of
   period                                $11.354        $10.024         $7.858        $12.581        $11.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             13              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000         $7.843        $12.563        $11.361        $10.528
  Accumulation Unit Value at end of
   period                                $11.321        $10.000         $7.843        $12.563        $11.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000         $7.843        $12.563        $11.361        $10.528
  Accumulation Unit Value at end of
   period                                $11.321        $10.000         $7.843        $12.563        $11.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.976         $7.827             --             --             --
  Accumulation Unit Value at end of
   period                                $11.288         $9.976             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.928         $7.797        $12.510        $11.330        $10.515
  Accumulation Unit Value at end of
   period                                $11.222         $9.928         $7.797        $12.510        $11.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             29             28             29             19
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.904         $7.782             --             --             --
  Accumulation Unit Value at end of
   period                                $11.189         $9.904             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.010        $10.229             --             --             --
  Accumulation Unit Value at end of
   period                                $14.692        $13.010             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.989        $10.227             --             --             --
  Accumulation Unit Value at end of
   period                                $14.646        $12.989             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.928        $11.136        $14.539        $14.183        $12.886
  Accumulation Unit Value at end of
   period                                $13.980        $12.928        $11.136        $14.539        $14.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,098          3,611          4,436          5,780          6,059

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.457             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.533             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.456             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.528             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.456             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.528             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.454             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.515             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.741        $11.636        $10.169        $10.902        $11.056
  Accumulation Unit Value at end of
   period                                $12.886        $12.741        $11.636        $10.169        $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,636          6,178          5,267          4,003          1,696

72                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.731        $10.982        $14.360        $14.029        $12.766
  Accumulation Unit Value at end of
   period                                $13.746        $12.731        $10.982        $14.360        $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167            264            323            471            535
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.054        $10.403        $13.610        $13.303        $12.111
  Accumulation Unit Value at end of
   period                                $13.008        $12.054        $10.403        $13.610        $13.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,974          8,053          8,864          9,822          9,376
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.506        $10.810        $14.163        $13.864        $12.641
  Accumulation Unit Value at end of
   period                                $13.476        $12.506        $10.810        $14.163        $13.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,470          4,266          4,892          6,550          7,050
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.506        $10.810        $14.163        $13.864        $12.641
  Accumulation Unit Value at end of
   period                                $13.476        $12.506        $10.810        $14.163        $13.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,470          4,266          4,892          6,550          7,050
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.367        $10.706        $14.048        $13.773        $12.576
  Accumulation Unit Value at end of
   period                                $13.306        $12.367        $10.706        $14.048        $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,242          3,893          4,269          4,400          4,321
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.367        $10.706        $14.048        $13.773        $12.576
  Accumulation Unit Value at end of
   period                                $13.306        $12.367        $10.706        $14.048        $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,242          3,893          4,269          4,400          4,321
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.322        $10.672        $14.010        $13.742        $12.555
  Accumulation Unit Value at end of
   period                                $13.251        $12.322        $10.672        $14.010        $13.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,666         12,094         13,805         15,380         14,193
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.628        $10.081        $13.247        $13.007        $11.895
  Accumulation Unit Value at end of
   period                                $12.492        $11.628        $10.081        $13.247        $13.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                198            271            275            233            237
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.185        $10.569        $13.897        $13.652        $12.491
  Accumulation Unit Value at end of
   period                                $13.084        $12.185        $10.569        $13.897        $13.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384            447            496            689            861
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.185        $10.569        $13.897        $13.652        $12.491
  Accumulation Unit Value at end of
   period                                $13.084        $12.185        $10.569        $13.897        $13.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384            447            496            689            861

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.641        $11.562        $10.120        $10.865        $11.035
  Accumulation Unit Value at end of
   period                                $12.766        $12.641        $11.562        $10.120        $10.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                632            699            792            701            360
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.999        $10.980         $9.615        $10.329        $10.438
  Accumulation Unit Value at end of
   period                                $12.111        $11.999        $10.980         $9.615        $10.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,099          4,773          1,725          1,491            710
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.543        $11.495        $10.081         $9.624             --
  Accumulation Unit Value at end of
   period                                $12.641        $12.543        $11.495        $10.081             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,525          7,408          6,700          1,311             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.543        $11.495        $10.081        $10.845        $10.975
  Accumulation Unit Value at end of
   period                                $12.641        $12.543        $11.495        $10.081        $10.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,525          7,408          6,700          1,311            178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.497        $11.620             --             --             --
  Accumulation Unit Value at end of
   period                                $12.576        $12.497             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,513          3,232             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.497        $11.470        $10.075         $9.623             --
  Accumulation Unit Value at end of
   period                                $12.576        $12.497        $11.470        $10.075             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,513          3,232            459             77             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.482        $11.462        $10.073         $9.623             --
  Accumulation Unit Value at end of
   period                                $12.555        $12.482        $11.462        $10.073             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,533          6,235          1,139            290             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.838        $11.022             --             --             --
  Accumulation Unit Value at end of
   period                                $11.895        $11.838             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284            284             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.437        $11.585             --             --             --
  Accumulation Unit Value at end of
   period                                $12.491        $12.437             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                984            948             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.437        $11.438        $10.066         $9.623             --
  Accumulation Unit Value at end of
   period                                $12.491        $12.437        $11.438        $10.066             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                984            948            768             33             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               73

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.537        $10.012             --             --             --
  Accumulation Unit Value at end of
   period                                $12.382        $11.537             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                818            421             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.224        $10.619        $13.983        $13.757        $12.606
  Accumulation Unit Value at end of
   period                                $13.106        $12.224        $10.619        $13.983        $13.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,262          1,478          1,661          1,574
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.188        $10.593             --             --             --
  Accumulation Unit Value at end of
   period                                $13.061        $12.188             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             63             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.840        $10.296             --             --             --
  Accumulation Unit Value at end of
   period                                $12.682        $11.840             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43              8             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.821        $10.294             --             --             --
  Accumulation Unit Value at end of
   period                                $12.642        $11.821             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             35             --             --             --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.666        $12.150        $18.322        $17.262        $14.522
  Accumulation Unit Value at end of
   period                                $16.090        $14.666        $12.150        $18.322        $17.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                576            628            707            682            528
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.520        $12.047        $18.194        $17.167        $14.464
  Accumulation Unit Value at end of
   period                                $15.906        $14.520        $12.047        $18.194        $17.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             14             10             25
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.471        $12.013        $18.152        $17.136        $14.445
  Accumulation Unit Value at end of
   period                                $15.845        $14.471        $12.013        $18.152        $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,324          1,592          1,558          1,424            876
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.327        $11.911        $18.025        $17.042        $14.387
  Accumulation Unit Value at end of
   period                                $15.663        $14.327        $11.911        $18.025        $17.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                781            925          1,044          1,136            790
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.327        $11.911        $18.025        $17.042        $14.387
  Accumulation Unit Value at end of
   period                                $15.663        $14.327        $11.911        $18.025        $17.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                781            925          1,044          1,136            790

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.571        $11.725             --             --             --
  Accumulation Unit Value at end of
   period                                $12.606        $12.571             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,390            853             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.842        $12.218         $9.988             --             --
  Accumulation Unit Value at end of
   period                                $14.522        $13.842        $12.218             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                355            244             72             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.807        $12.205         $9.988             --             --
  Accumulation Unit Value at end of
   period                                $14.464        $13.807        $12.205             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             18              6             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.796        $12.201         $9.988             --             --
  Accumulation Unit Value at end of
   period                                $14.445        $13.796        $12.201             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                484            234              3             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.761        $12.189         $9.988             --             --
  Accumulation Unit Value at end of
   period                                $14.387        $13.761        $12.189             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                542            411            216             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.761        $12.189         $9.988             --             --
  Accumulation Unit Value at end of
   period                                $14.387        $13.761        $12.189             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                542            411            216             --             --

74                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.185        $11.810        $17.899        $16.948        $14.330
  Accumulation Unit Value at end of
   period                                $15.484        $14.185        $11.810        $17.899        $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                642            726            775            601            499
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.185        $11.810        $17.899        $16.948        $14.330
  Accumulation Unit Value at end of
   period                                $15.484        $14.185        $11.810        $17.899        $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                642            726            775            601            499
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.137        $11.777        $17.858        $16.917        $14.311
  Accumulation Unit Value at end of
   period                                $15.425        $14.137        $11.777        $17.858        $16.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,099          2,469          2,553          2,298          1,732
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.043        $11.710        $17.775        $16.855        $14.273
  Accumulation Unit Value at end of
   period                                $15.307        $14.043        $11.710        $17.775        $16.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             65             73             83             65
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.997        $11.677        $17.733        $16.824        $14.254
  Accumulation Unit Value at end of
   period                                $15.249        $13.997        $11.677        $17.733        $16.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             94             83            100             93
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.997        $11.677        $17.733        $16.824        $14.254
  Accumulation Unit Value at end of
   period                                $15.249        $13.997        $11.677        $17.733        $16.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             94             83            100             93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.950        $11.644             --             --             --
  Accumulation Unit Value at end of
   period                                $15.190        $13.950             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125             66             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.866        $11.586        $17.621        $16.743        $14.206
  Accumulation Unit Value at end of
   period                                $15.084        $13.866        $11.586        $17.621        $16.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                275            318            305            235            172
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.825        $11.557             --             --             --
  Accumulation Unit Value at end of
   period                                $15.031        $13.825             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             17             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.410        $10.379             --             --             --
  Accumulation Unit Value at end of
   period                                $13.486        $12.410             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.727        $12.302             --             --             --
  Accumulation Unit Value at end of
   period                                $14.330        $13.727             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                404            284             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.727        $12.177         $9.988             --             --
  Accumulation Unit Value at end of
   period                                $14.330        $13.727        $12.177             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                404            284              7             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.716        $12.173         $9.988             --             --
  Accumulation Unit Value at end of
   period                                $14.311        $13.716        $12.173             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                840            352             11             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.693        $12.288             --             --             --
  Accumulation Unit Value at end of
   period                                $14.273        $13.693             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             66             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.681        $12.284             --             --             --
  Accumulation Unit Value at end of
   period                                $14.254        $13.681             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100             92             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.681        $12.161         $9.988             --             --
  Accumulation Unit Value at end of
   period                                $14.254        $13.681        $12.161             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100             92             53             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.656        $12.278             --             --             --
  Accumulation Unit Value at end of
   period                                $14.206        $13.656             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103             37             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               75

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.389        $10.378             --             --             --
  Accumulation Unit Value at end of
   period                                $13.444        $12.389             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              3             --             --             --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.703        $15.419        $21.911        $19.915        $16.453
  Accumulation Unit Value at end of
   period                                $20.597        $18.703        $15.419        $21.911        $19.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                929          1,091          1,173          1,481          1,299
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.517        $15.288        $21.758        $19.806        $16.387
  Accumulation Unit Value at end of
   period                                $20.362        $18.517        $15.288        $21.758        $19.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             25             31             39             51
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.455        $15.245        $21.707        $19.770        $16.366
  Accumulation Unit Value at end of
   period                                $20.284        $18.455        $15.245        $21.707        $19.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,051          2,397          2,519          2,858          2,449
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.272        $15.116        $21.555        $19.661        $16.300
  Accumulation Unit Value at end of
   period                                $20.052        $18.272        $15.116        $21.555        $19.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,087          1,369          1,476          1,925          1,473
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.272        $15.116        $21.555        $19.661        $16.300
  Accumulation Unit Value at end of
   period                                $20.052        $18.272        $15.116        $21.555        $19.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,087          1,369          1,476          1,925          1,473
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.090        $14.988        $21.405        $19.553        $16.235
  Accumulation Unit Value at end of
   period                                $19.822        $18.090        $14.988        $21.405        $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,000          1,275          1,338          1,293          1,194
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.090        $14.988        $21.405        $19.553        $16.235
  Accumulation Unit Value at end of
   period                                $19.822        $18.090        $14.988        $21.405        $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,000          1,275          1,338          1,293          1,194
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.029        $14.946        $21.355        $19.517        $16.213
  Accumulation Unit Value at end of
   period                                $19.746        $18.029        $14.946        $21.355        $19.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,114          5,072          5,406          6,068          4,942
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.910        $14.861        $21.256        $19.446        $16.170
  Accumulation Unit Value at end of
   period                                $19.596        $17.910        $14.861        $21.256        $19.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             80             78            286            289

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.424        $12.407        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $16.453        $14.424        $12.407             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                993            480            126             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.388        $12.394        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $16.387        $14.388        $12.394             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             22              2             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.376        $12.390        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $16.366        $14.376        $12.390             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,772            538             10             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.340        $12.377        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $16.300        $14.340        $12.377             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,128            638            323             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.340        $12.377        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $16.300        $14.340        $12.377             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,128            638            323             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.304        $12.521             --             --             --
  Accumulation Unit Value at end of
   period                                $16.235        $14.304             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,167            453             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.304        $12.365        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $16.235        $14.304        $12.365             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,167            453              6             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.292        $12.361        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $16.213        $14.292        $12.361             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,085          1,134             24             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.268        $12.507             --             --             --
  Accumulation Unit Value at end of
   period                                $16.170        $14.268             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                294             61             --             --             --

76                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.850        $14.819        $21.206        $19.410        $16.149
  Accumulation Unit Value at end of
   period                                $19.521        $17.850        $14.819        $21.206        $19.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                288            320            317            247            227
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.850        $14.819        $21.206        $19.410        $16.149
  Accumulation Unit Value at end of
   period                                $19.521        $17.850        $14.819        $21.206        $19.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                288            320            317            247            227
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.790        $14.777             --             --             --
  Accumulation Unit Value at end of
   period                                $19.446        $17.790             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                322            113             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.684        $14.703        $21.072        $19.317        $16.095
  Accumulation Unit Value at end of
   period                                $19.310        $17.684        $14.703        $21.072        $19.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                630            702            735            778            670
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.631        $14.667             --             --             --
  Accumulation Unit Value at end of
   period                                $19.243        $17.631             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             34             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.193        $10.148             --             --             --
  Accumulation Unit Value at end of
   period                                $13.301        $12.193             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              5             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.173        $10.147             --             --             --
  Accumulation Unit Value at end of
   period                                $13.259        $12.173             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             41             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.420        $10.824        $17.498        $17.191        $14.763
  Accumulation Unit Value at end of
   period                                $14.679        $13.420        $10.824        $17.498        $17.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,946          3,568          4,577          6,057          6,545
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.216        $10.675        $17.283        $17.005        $14.625
  Accumulation Unit Value at end of
   period                                $14.433        $13.216        $10.675        $17.283        $17.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            212            265            387            456
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.681        $10.248        $16.600        $16.342        $14.062
  Accumulation Unit Value at end of
   period                                $13.842        $12.681        $10.248        $16.600        $16.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,947          7,101          7,859          9,098          8,358

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.256        $12.502             --             --             --
  Accumulation Unit Value at end of
   period                                $16.149        $14.256             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201            165             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.256        $12.348        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $16.149        $14.256        $12.348             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201            165             74             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.230        $12.496             --             --             --
  Accumulation Unit Value at end of
   period                                $16.095        $14.230             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                503            221             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.576        $12.254         $9.954        $11.476        $10.899
  Accumulation Unit Value at end of
   period                                $14.763        $13.576        $12.254         $9.954        $11.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,334          5,658          4,507          3,408          1,632
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.470        $12.176         $9.906        $11.437        $10.878
  Accumulation Unit Value at end of
   period                                $14.625        $13.470        $12.176         $9.906        $11.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                491            498            528            478            183
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.957        $11.719         $9.539        $11.018        $11.008
  Accumulation Unit Value at end of
   period                                $14.062        $12.957        $11.719         $9.539        $11.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,872          4,081          1,658          1,479            665

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               77

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.982        $10.507        $17.045        $16.805        $14.482
  Accumulation Unit Value at end of
   period                                $14.150        $12.982        $10.507        $17.045        $16.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,462          4,441          5,109          7,090          7,282
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.982        $10.507        $17.045        $16.805        $14.482
  Accumulation Unit Value at end of
   period                                $14.150        $12.982        $10.507        $17.045        $16.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,462          4,441          5,109          7,090          7,282
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.838        $10.406        $16.907        $16.694        $14.408
  Accumulation Unit Value at end of
   period                                $13.972        $12.838        $10.406        $16.907        $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,115          3,784          4,203          4,197          4,035
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.838        $10.406        $16.907        $16.694        $14.408
  Accumulation Unit Value at end of
   period                                $13.972        $12.838        $10.406        $16.907        $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,115          3,784          4,203          4,197          4,035
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.791        $10.373        $16.861        $16.657        $14.384
  Accumulation Unit Value at end of
   period                                $13.913        $12.791        $10.373        $16.861        $16.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,147         14,065         16,914         19,630         17,607
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.232         $9.930        $16.158        $15.978        $13.811
  Accumulation Unit Value at end of
   period                                $13.293        $12.232         $9.930        $16.158        $15.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            296            352            372            341
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.649        $10.274        $16.725        $16.547        $14.310
  Accumulation Unit Value at end of
   period                                $13.739        $12.649        $10.274        $16.725        $16.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                480            586            708            767            788
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.649        $10.274        $16.725        $16.547        $14.310
  Accumulation Unit Value at end of
   period                                $13.739        $12.649        $10.274        $16.725        $16.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                480            586            708            767            788
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.138         $9.863             --             --             --
  Accumulation Unit Value at end of
   period                                $13.176        $12.138             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                701            374             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.540        $10.200        $16.631        $16.478        $14.272
  Accumulation Unit Value at end of
   period                                $13.600        $12.540        $10.200        $16.631        $16.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,113          1,363          1,583          1,828          1,650

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.364        $12.105         $9.868         $9.750             --
  Accumulation Unit Value at end of
   period                                $14.482        $13.364        $12.105         $9.868             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,967          6,982          5,838          1,331             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.364        $12.105         $9.868        $11.416        $11.421
  Accumulation Unit Value at end of
   period                                $14.482        $13.364        $12.105         $9.868        $11.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,967          6,982          5,838          1,331            172
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.316        $12.204             --             --             --
  Accumulation Unit Value at end of
   period                                $14.408        $13.316             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,064          2,935             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.316        $12.079         $9.862         $9.749             --
  Accumulation Unit Value at end of
   period                                $14.408        $13.316        $12.079         $9.862             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,064          2,935            356             86             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.300        $12.071         $9.860         $9.749             --
  Accumulation Unit Value at end of
   period                                $14.384        $13.300        $12.071         $9.860             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,132          7,736          1,082            214             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.783        $11.732             --             --             --
  Accumulation Unit Value at end of
   period                                $13.811        $12.783             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                341            353             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.252        $12.167             --             --             --
  Accumulation Unit Value at end of
   period                                $14.310        $13.252             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                813            834             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.252        $12.045         $9.853         $9.749             --
  Accumulation Unit Value at end of
   period                                $14.310        $13.252        $12.045         $9.853             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                813            834            589             56             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.236        $12.170             --             --             --
  Accumulation Unit Value at end of
   period                                $14.272        $13.236             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,243            618             --             --             --

78                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.502        $10.175             --             --             --
  Accumulation Unit Value at end of
   period                                $13.552        $12.502             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             66             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.681        $10.326             --             --             --
  Accumulation Unit Value at end of
   period                                $13.739        $12.681             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38              8             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.661        $10.324             --             --             --
  Accumulation Unit Value at end of
   period                                $13.696        $12.661             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             39             --             --             --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.382        $11.955        $25.652        $20.203        $15.992
  Accumulation Unit Value at end of
   period                                $23.623        $20.382        $11.955        $25.652        $20.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                367            408            417            652            720
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.071        $11.790        $25.337        $19.984        $15.842
  Accumulation Unit Value at end of
   period                                $23.228        $20.071        $11.790        $25.337        $19.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             16             14             21             27
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.167        $14.203        $30.539        $24.099        $19.114
  Accumulation Unit Value at end of
   period                                $27.955        $24.167        $14.203        $30.539        $24.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                776            929            821          1,186          1,044
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.716        $11.605        $24.989        $19.749        $15.687
  Accumulation Unit Value at end of
   period                                $22.771        $19.716        $11.605        $24.989        $19.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                511            704            635            822            812
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.716        $11.605        $24.989        $19.749        $15.687
  Accumulation Unit Value at end of
   period                                $22.771        $19.716        $11.605        $24.989        $19.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                511            704            635            822            812
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.497        $11.493        $24.786        $19.618        $15.607
  Accumulation Unit Value at end of
   period                                $22.486        $19.497        $11.493        $24.786        $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                576            802            591            640            617
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.497        $11.493        $24.786        $19.618        $15.607
  Accumulation Unit Value at end of
   period                                $22.486        $19.497        $11.493        $24.786        $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                576            802            591            640            617

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.725        $10.363         $6.853         $6.964         $7.703
  Accumulation Unit Value at end of
   period                                $15.992        $12.725        $10.363         $6.853         $6.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                675            440            316            265            119
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.625        $10.297         $6.819         $6.941         $7.688
  Accumulation Unit Value at end of
   period                                $15.842        $12.625        $10.297         $6.819         $6.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             32             25             21             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.240        $12.436         $8.240         $8.391        $10.081
  Accumulation Unit Value at end of
   period                                $19.114        $15.240        $12.436         $8.240         $8.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                824            356             76             42             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.527        $10.237         $6.793         $6.601             --
  Accumulation Unit Value at end of
   period                                $15.687        $12.527        $10.237         $6.793             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                755            446            315             44             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.527        $10.237         $6.793         $6.928         $8.335
  Accumulation Unit Value at end of
   period                                $15.687        $12.527        $10.237         $6.793         $6.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                755            446            315             44              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.481        $10.512             --             --             --
  Accumulation Unit Value at end of
   period                                $15.607        $12.481             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                668            233             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.481        $10.216         $6.789         $6.601             --
  Accumulation Unit Value at end of
   period                                $15.607        $12.481        $10.216         $6.789             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                668            233             32              4             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               79

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.425        $11.457        $24.719        $19.575        $15.580
  Accumulation Unit Value at end of
   period                                $22.391        $19.425        $11.457        $24.719        $19.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,544          1,910          1,507          1,891          1,641
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.312        $13.763        $29.725        $23.563        $18.773
  Accumulation Unit Value at end of
   period                                $26.845        $23.312        $13.763        $29.725        $23.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             23             19             82             86
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.210        $11.347        $24.519        $19.446        $15.501
  Accumulation Unit Value at end of
   period                                $22.110        $19.210        $11.347        $24.519        $19.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73            106             84            129            140
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.210        $11.347        $24.519        $19.446        $15.501
  Accumulation Unit Value at end of
   period                                $22.110        $19.210        $11.347        $24.519        $19.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73            106             84            129            140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.131        $13.670             --             --             --
  Accumulation Unit Value at end of
   period                                $26.610        $23.131             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161             55             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.383        $12.058        $26.095        $20.726        $16.546
  Accumulation Unit Value at end of
   period                                $23.425        $20.383        $12.058        $26.095        $20.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            180            150            146            122
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.322        $12.028             --             --             --
  Accumulation Unit Value at end of
   period                                $23.343        $20.322             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.565        $10.401             --             --             --
  Accumulation Unit Value at end of
   period                                $20.166        $17.565             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.536        $10.399             --             --             --
  Accumulation Unit Value at end of
   period                                $20.103        $17.536             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.466        $10.208         $6.788         $6.601             --
  Accumulation Unit Value at end of
   period                                $15.580        $12.466        $10.208         $6.788             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,242            446            143             11             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.036        $12.681             --             --             --
  Accumulation Unit Value at end of
   period                                $18.773        $15.036             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             35             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.421        $10.480             --             --             --
  Accumulation Unit Value at end of
   period                                $15.501        $12.421             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            117             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.421        $10.187         $6.783         $6.601             --
  Accumulation Unit Value at end of
   period                                $15.501        $12.421        $10.187         $6.783             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            117             57              6             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.279        $11.219             --             --             --
  Accumulation Unit Value at end of
   period                                $16.546        $13.279             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100             42             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

80                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.260         $9.095        $15.509        $13.656        $11.432
  Accumulation Unit Value at end of
   period                                $13.074        $12.260         $9.095        $15.509        $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,547          1,780          2,085          2,376          2,536
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.073         $8.970        $15.318        $13.508        $11.325
  Accumulation Unit Value at end of
   period                                $12.855        $12.073         $8.970        $15.318        $13.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             54             61            100            167
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.565         $8.596        $14.688        $12.959        $10.870
  Accumulation Unit Value at end of
   period                                $12.307        $11.565         $8.596        $14.688        $12.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,151          4,848          5,536          5,998          6,308
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.860         $8.829        $15.108        $13.349        $11.214
  Accumulation Unit Value at end of
   period                                $12.602        $11.860         $8.829        $15.108        $13.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,635          1,991          2,324          2,881          2,789
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.860         $8.829        $15.108        $13.349        $11.214
  Accumulation Unit Value at end of
   period                                $12.602        $11.860         $8.829        $15.108        $13.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,635          1,991          2,324          2,881          2,789
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.728         $8.744        $14.985        $13.261        $11.157
  Accumulation Unit Value at end of
   period                                $12.444        $11.728         $8.744        $14.985        $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,158          2,627          3,130          3,301          3,665
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.728         $8.744        $14.985        $13.261        $11.157
  Accumulation Unit Value at end of
   period                                $12.444        $11.728         $8.744        $14.985        $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,158          2,627          3,130          3,301          3,665
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.685         $8.716        $14.945        $13.232        $11.138
  Accumulation Unit Value at end of
   period                                $12.392        $11.685         $8.716        $14.945        $13.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,020          7,537          9,161         10,339         10,813
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.155         $8.330        $14.296        $12.670        $10.676
  Accumulation Unit Value at end of
   period                                $11.819        $11.155         $8.330        $14.296        $12.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89            114            141            166            184
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.556         $8.633        $14.824        $13.145        $11.081
  Accumulation Unit Value at end of
   period                                $12.236        $11.556         $8.633        $14.824        $13.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            217            210            371            446

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.549         $9.048         $6.957         $8.685        $10.512
  Accumulation Unit Value at end of
   period                                $11.432        $10.549         $9.048         $6.957         $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,492          1,933            729            527            353
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.466         $8.991         $6.924         $8.656        $10.492
  Accumulation Unit Value at end of
   period                                $11.325        $10.466         $8.991         $6.924         $8.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            141            121            111             80
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.051         $8.638         $6.655         $8.325        $10.048
  Accumulation Unit Value at end of
   period                                $10.870        $10.051         $8.638         $6.655         $8.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,726          3,406            214            176             80
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.385         $8.938         $6.897         $7.182             --
  Accumulation Unit Value at end of
   period                                $11.214        $10.385         $8.938         $6.897             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,559          2,336          1,301            255             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.385         $8.938         $6.897         $8.640        $10.443
  Accumulation Unit Value at end of
   period                                $11.214        $10.385         $8.938         $6.897         $8.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,559          2,336          1,301            255             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.347         $9.107             --             --             --
  Accumulation Unit Value at end of
   period                                $11.157        $10.347             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,865          2,813             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.347         $8.919         $6.893         $7.182             --
  Accumulation Unit Value at end of
   period                                $11.157        $10.347         $8.919         $6.893             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,865          2,813            110             29             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.335         $8.913         $6.891         $7.182             --
  Accumulation Unit Value at end of
   period                                $11.138        $10.335         $8.913         $6.891             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,246          5,581            176             35             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.916         $8.740             --             --             --
  Accumulation Unit Value at end of
   period                                $10.676         $9.916             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            191             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.297         $9.080             --             --             --
  Accumulation Unit Value at end of
   period                                $11.081        $10.297             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                423            408             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               81

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.556         $8.633        $14.824        $13.145        $11.081
  Accumulation Unit Value at end of
   period                                $12.236        $11.556         $8.633        $14.824        $13.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            217            210            371            446
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.069         $8.273             --             --             --
  Accumulation Unit Value at end of
   period                                $11.715        $11.069             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                498            245             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.003         $8.232        $14.157        $12.572        $10.614
  Accumulation Unit Value at end of
   period                                $11.633        $11.003         $8.232        $14.157        $12.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                955          1,196          1,395          1,632          1,679
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.970         $8.211             --             --             --
  Accumulation Unit Value at end of
   period                                $11.593        $10.970             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             20             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.289        $10.701             --             --             --
  Accumulation Unit Value at end of
   period                                $15.093        $14.289             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.265        $10.700             --             --             --
  Accumulation Unit Value at end of
   period                                $15.045        $14.265             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30              5             --             --             --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.548         $8.955        $15.785        $15.680        $13.087
  Accumulation Unit Value at end of
   period                                $12.199        $11.548         $8.955        $15.785        $15.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,508          1,839          2,365          3,116          3,386
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.372         $8.832        $15.591        $15.510        $12.965
  Accumulation Unit Value at end of
   period                                $11.995        $11.372         $8.832        $15.591        $15.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             45             60             91            111
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.232         $8.727        $15.414        $15.342        $12.830
  Accumulation Unit Value at end of
   period                                $11.841        $11.232         $8.727        $15.414        $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,947          4,586          5,219          6,247          5,774
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.171         $8.693        $15.377        $15.328        $12.838
  Accumulation Unit Value at end of
   period                                $11.760        $11.171         $8.693        $15.377        $15.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,083          2,558          2,935          3,821          3,629

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.297         $8.894         $6.887         $7.182             --
  Accumulation Unit Value at end of
   period                                $11.081        $10.297         $8.894         $6.887             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                423            408            229             22             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.878         $8.722             --             --             --
  Accumulation Unit Value at end of
   period                                $10.614         $9.878             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,399            824             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.221        $10.708         $8.239        $10.276        $10.586
  Accumulation Unit Value at end of
   period                                $13.087        $12.221        $10.708         $8.239        $10.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,293          2,567          1,647          1,056            456
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.125        $10.640         $8.199        $10.241        $10.566
  Accumulation Unit Value at end of
   period                                $12.965        $12.125        $10.640         $8.199        $10.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105            105            100             88             36
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.006        $10.541         $8.126        $10.155        $10.544
  Accumulation Unit Value at end of
   period                                $12.830        $12.006        $10.541         $8.126        $10.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,766          2,114            401            288            107
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.031        $10.578         $8.167         $8.387             --
  Accumulation Unit Value at end of
   period                                $12.838        $12.031        $10.578         $8.167             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,349          3,108          2,385            330             --

82                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.171         $8.693        $15.377        $15.328        $12.838
  Accumulation Unit Value at end of
   period                                $11.760        $11.171         $8.693        $15.377        $15.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,083          2,558          2,935          3,821          3,629
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.047         $8.610        $15.252        $15.227        $12.772
  Accumulation Unit Value at end of
   period                                $11.612        $11.047         $8.610        $15.252        $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,702          2,090          2,477          2,847          3,021
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.047         $8.610        $15.252        $15.227        $12.772
  Accumulation Unit Value at end of
   period                                $11.612        $11.047         $8.610        $15.252        $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,702          2,090          2,477          2,847          3,021
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.006         $8.582        $15.211        $15.193        $12.750
  Accumulation Unit Value at end of
   period                                $11.563        $11.006         $8.582        $15.211        $15.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,629          9,555         11,771         14,669         14,020
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.834         $8.456        $15.003        $15.000        $12.601
  Accumulation Unit Value at end of
   period                                $11.371        $10.834         $8.456        $15.003        $15.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89            139            156            168            153
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.885         $8.500        $15.088        $15.093        $12.685
  Accumulation Unit Value at end of
   period                                $11.418        $10.885         $8.500        $15.088        $15.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                283            344            435            478            495
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.885         $8.500        $15.088        $15.093        $12.685
  Accumulation Unit Value at end of
   period                                $11.418        $10.885         $8.500        $15.088        $15.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                283            344            435            478            495
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.750         $8.399             --             --             --
  Accumulation Unit Value at end of
   period                                $11.272        $10.750             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216             82             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.447         $8.170        $14.525        $14.551        $12.248
  Accumulation Unit Value at end of
   period                                $10.942        $10.447         $8.170        $14.525        $14.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,207          1,467          1,700          1,931          1,797
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.415         $8.150             --             --             --
  Accumulation Unit Value at end of
   period                                $10.904        $10.415             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             44             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.031        $10.578         $8.167        $10.222        $10.628
  Accumulation Unit Value at end of
   period                                $12.838        $12.031        $10.578         $8.167        $10.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,349          3,108          2,385            330             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.987        $10.763             --             --             --
  Accumulation Unit Value at end of
   period                                $12.772        $11.987             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,014          1,923             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.987        $10.556         $8.162         $8.387             --
  Accumulation Unit Value at end of
   period                                $12.772        $11.987        $10.556         $8.162             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,014          1,923            112             33             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.973        $10.548         $8.160         $8.387             --
  Accumulation Unit Value at end of
   period                                $12.750        $11.973        $10.548         $8.160             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,480          5,497            467             71             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.845        $10.650             --             --             --
  Accumulation Unit Value at end of
   period                                $12.601        $11.845             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161            182             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.929        $10.731             --             --             --
  Accumulation Unit Value at end of
   period                                $12.685        $11.929             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                476            457             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.929        $10.526         $8.155         $8.387             --
  Accumulation Unit Value at end of
   period                                $12.685        $11.929        $10.526         $8.155             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                476            457            251             15             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.536        $10.391             --             --             --
  Accumulation Unit Value at end of
   period                                $12.248        $11.536             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,427            780             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               83

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.569        $10.623             --             --             --
  Accumulation Unit Value at end of
   period                                $14.199        $13.569             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23              6             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.547        $10.621             --             --             --
  Accumulation Unit Value at end of
   period                                $14.155        $13.547             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        3,018,421                  2,712,784
                                      =============              =============
  Cost                                  $29,255,718                $36,308,646
                                      =============              =============
  Market Value                          $34,349,624                $40,067,813
 Due from Hartford Life and
  Annuity Insurance Company                   1,578                         --
 Receivable from fund shares
  sold                                           --                     24,917
 Other assets                                    --                          1
                                      -------------              -------------
 Total Assets                            34,351,202                 40,092,731
                                      -------------              -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                     24,917
 Payable for fund shares
  purchased                                   1,578                         --
 Other liabilities                                1                         --
                                      -------------              -------------
 Total Liabilities                            1,579                     24,917
                                      -------------              -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $34,349,623                $40,067,814
                                      =============              =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS        INVESCO V.I.
                                    SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL               BASIC
                                   VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (1)
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,281,013                 128,261                  580,283               16,810,401
                                    =============            ============            =============           ==============
  Cost                                $17,162,250              $1,115,018               $9,700,151             $150,075,044
                                    =============            ============            =============           ==============
  Market Value                        $21,610,687              $1,250,549              $10,584,364             $107,250,362
 Due from Hartford Life and
  Annuity Insurance Company                 8,991                      --                       --                       --
 Receivable from fund shares
  sold                                         --                      53                      635                   30,924
 Other assets                                  --                      --                       --                        9
                                    -------------            ------------            -------------           --------------
 Total Assets                          21,619,678               1,250,602               10,584,999              107,281,295
                                    -------------            ------------            -------------           --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      53                      635                   30,924
 Payable for fund shares
  purchased                                 8,991                      --                       --                       --
 Other liabilities                              1                      --                       --                       --
                                    -------------            ------------            -------------           --------------
 Total Liabilities                          8,992                      53                      635                   30,924
                                    -------------            ------------            -------------           --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $21,610,686              $1,250,549              $10,584,364             $107,250,371
                                    =============            ============            =============           ==============

                                   INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                      CAPITAL                  CORE                 GOVERNMENT
                                 APPRECIATION FUND         EQUITY FUND           SECURITIES FUND
                                  SUB-ACCOUNT (2)        SUB-ACCOUNT (3)         SUB-ACCOUNT (4)
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     2,265,355               8,179,392              59,792,941
                                   =============          ==============          ==============
  Cost                               $46,694,362            $204,220,676            $728,270,191
                                   =============          ==============          ==============
  Market Value                       $52,753,487            $221,049,205            $717,515,287
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                    44,840                 149,863                 553,882
 Other assets                                 11                      --                      --
                                   -------------          --------------          --------------
 Total Assets                         52,798,338             221,199,068             718,069,169
                                   -------------          --------------          --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               44,840                 149,894                 553,882
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                       9                      78
                                   -------------          --------------          --------------
 Total Liabilities                        44,840                 149,903                 553,960
                                   -------------          --------------          --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $52,753,498            $221,049,165            $717,515,209
                                   =============          ==============          ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      INVESCO V.I.              INVESCO V.I.
                                     INTERNATIONAL              MID CAP CORE
                                      GROWTH FUND               EQUITY FUND
                                    SUB-ACCOUNT (5)           SUB-ACCOUNT (6)
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        7,700,981                21,322,235
                                     ==============            ==============
  Cost                                 $195,462,996              $245,451,936
                                     ==============            ==============
  Market Value                         $220,293,491              $264,180,971
 Due from Hartford Life and
  Annuity Insurance Company                  84,581                        --
 Receivable from fund shares
  sold                                           --                    62,512
 Other assets                                    11                        --
                                     --------------            --------------
 Total Assets                           220,378,083               264,243,483
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                    62,512
 Payable for fund shares
  purchased                                  84,581                        --
 Other liabilities                               --                        34
                                     --------------            --------------
 Total Liabilities                           84,581                    62,546
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $220,293,502              $264,180,937
                                     ==============            ==============

(5)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(6)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   INVESCO V.I.           INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                     SMALL CAP             LARGE CAP              CAPITAL                GLOBAL
                                    EQUITY FUND           GROWTH FUND         DEVELOPMENT FUND      MULTI-ASSET FUND
                                  SUB-ACCOUNT (7)       SUB-ACCOUNT (8)       SUB-ACCOUNT (9)       SUB-ACCOUNT (10)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     8,933,901             2,255,540               766,615               925,087
                                   =============          ============          ============          ============
  Cost                              $127,128,795           $27,957,688            $8,312,701           $11,831,021
                                   =============          ============          ============          ============
  Market Value                      $147,413,716           $32,321,893           $10,244,351           $14,033,562
 Due from Hartford Life and
  Annuity Insurance Company               58,342                    --                    --                    --
 Receivable from fund shares
  sold                                        --                12,247                   996                   614
 Other assets                                  1                     1                    --                    --
                                   -------------          ------------          ------------          ------------
 Total Assets                        147,472,059            32,334,141            10,245,347            14,034,176
                                   -------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                12,324                   996                   614
 Payable for fund shares
  purchased                               58,342                    --                    --                    --
 Other liabilities                            --                    --                    --                    --
                                   -------------          ------------          ------------          ------------
 Total Liabilities                        58,342                12,324                   996                   614
                                   -------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $147,413,717           $32,321,817           $10,244,351           $14,033,562
                                   =============          ============          ============          ============

                                                         AMERICAN FUNDS
                                  AMERICAN FUNDS             GLOBAL          AMERICAN FUNDS
                                      GLOBAL               GROWTH AND             ASSET
                                     BOND FUND             INCOME FUND       ALLOCATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    25,283,272             55,690,695           78,151,546
                                   =============          =============      ===============
  Cost                              $278,949,868           $613,128,848       $1,137,803,342
                                   =============          =============      ===============
  Market Value                      $297,836,943           $553,565,506       $1,263,710,493
 Due from Hartford Life and
  Annuity Insurance Company                   --                 39,094                   --
 Receivable from fund shares
  sold                                   231,892                     --              519,680
 Other assets                                  3                     13                   26
                                   -------------          -------------      ---------------
 Total Assets                        298,068,838            553,604,613        1,264,230,199
                                   -------------          -------------      ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              231,892                     --              519,680
 Payable for fund shares
  purchased                                   --                 39,094                   --
 Other liabilities                            --                     --                   --
                                   -------------          -------------      ---------------
 Total Liabilities                       231,892                 39,094              519,680
                                   -------------          -------------      ---------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $297,836,946           $553,565,519       $1,263,710,519
                                   =============          =============      ===============

(7)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(8)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(10) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND          AMERICAN FUNDS
                                      GROWTH FUND            BOND FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       83,624,487            107,285,827
                                     ==============       ================
  Cost                                 $744,468,196         $1,155,031,112
                                     ==============       ================
  Market Value                         $767,672,787         $1,132,938,331
 Due from Hartford Life and
  Annuity Insurance Company                      --                     --
 Receivable from fund shares
  sold                                      176,744              1,046,075
 Other assets                                    56                     --
                                     --------------       ----------------
 Total Assets                           767,849,587          1,133,984,406
                                     --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 176,744              1,046,075
 Payable for fund shares
  purchased                                      --                     --
 Other liabilities                               --                     25
                                     --------------       ----------------
 Total Liabilities                          176,744              1,046,100
                                     --------------       ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $767,672,843         $1,132,938,306
                                     ==============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL            AMERICAN FUNDS        AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND           GROWTH FUND        GROWTH-INCOME FUND        INTERNATIONAL FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      24,258,656             51,205,992           78,779,567                45,421,793
                                    ==============       ================       ==============            ==============
  Cost                                $409,589,422         $2,574,742,317       $2,650,267,791              $746,717,384
                                    ==============       ================       ==============            ==============
  Market Value                        $521,075,932         $2,782,533,603       $2,698,200,180              $816,683,828
 Due from Hartford Life and
  Annuity Insurance Company                     --                     --                   --                        --
 Receivable from fund shares
  sold                                     216,528                935,552              718,828                   419,930
 Other assets                                   --                 48,327                    8                    48,928
                                    --------------       ----------------       --------------            --------------
 Total Assets                          521,292,460          2,783,517,482        2,698,919,016               817,152,686
                                    --------------       ----------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                216,528                935,552              718,828                   419,930
 Payable for fund shares
  purchased                                     --                     --                   --                        --
 Other liabilities                               1                     --                   --                        --
                                    --------------       ----------------       --------------            --------------
 Total Liabilities                         216,529                935,552              718,828                   419,930
                                    --------------       ----------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $521,075,931         $2,782,581,930       $2,698,200,188              $816,732,756
                                    ==============       ================       ==============            ==============

                                                                                        WELLS FARGO
                                                              AMERICAN FUNDS            ADVANTAGE VT
                                    AMERICAN FUNDS             GLOBAL SMALL                OMEGA
                                    NEW WORLD FUND         CAPITALIZATION FUND          GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (11)
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      19,811,592                18,950,886                  85,013
                                    ==============            ==============            ============
  Cost                                $316,032,637              $323,733,084              $1,618,926
                                    ==============            ==============            ============
  Market Value                        $457,449,649              $404,601,422              $2,040,318
 Due from Hartford Life and
  Annuity Insurance Company                 31,122                        --                      --
 Receivable from fund shares
  sold                                          --                   203,024                   1,247
 Other assets                                    3                         1                      --
                                    --------------            --------------            ------------
 Total Assets                          457,480,774               404,804,447               2,041,565
                                    --------------            --------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   203,024                   1,247
 Payable for fund shares
  purchased                                 31,122                        --                      --
 Other liabilities                              --                        --                      --
                                    --------------            --------------            ------------
 Total Liabilities                          31,122                   203,024                   1,247
                                    --------------            --------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $457,449,652              $404,601,423              $2,040,318
                                    ==============            ==============            ============

(11) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with newly created Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FIDELITY VIP       FIDELITY VIP
                                        GROWTH           CONTRAFUND
                                      PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        110,415           3,991,514
                                     ============       =============
  Cost                                 $3,562,601         $74,020,905
                                     ============       =============
  Market Value                         $4,054,447         $93,760,659
 Due from Hartford Life and
  Annuity Insurance Company                    --              44,789
 Receivable from fund shares
  sold                                        191                  --
 Other assets                                  --                   2
                                     ------------       -------------
 Total Assets                           4,054,638          93,805,450
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   191                  --
 Payable for fund shares
  purchased                                    --              44,789
 Other liabilities                             --                  --
                                     ------------       -------------
 Total Liabilities                            191              44,789
                                     ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,054,447         $93,760,661
                                     ============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           FIDELITY VIP
                               FIDELITY VIP        FIDELITY VIP          DYNAMIC CAPITAL          FIDELITY VIP
                                  MID CAP        VALUE STRATEGIES          APPRECIATION         STRATEGIC INCOME
                                 PORTFOLIO          PORTFOLIO               PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (12)
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 2,944,474            600,599                 224,745                32,175
                               =============       ============            ============            ==========
  Cost                           $64,979,467         $3,969,015              $1,504,243              $369,616
                               =============       ============            ============            ==========
  Market Value                   $94,605,928         $5,879,866              $1,867,629              $364,547
 Due from Hartford Life and
  Annuity Insurance Company           28,171             23,531                  18,151                    32
 Receivable from fund shares
  sold                                    --                 --                      --                    --
 Other assets                              4                 --                      --                    --
                               -------------       ------------            ------------            ----------
 Total Assets                     94,634,103          5,903,397               1,885,780               364,579
                               -------------       ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                 --                      --                    --
 Payable for fund shares
  purchased                           28,171             23,531                  18,151                    32
 Other liabilities                        --                 --                      --                    --
                               -------------       ------------            ------------            ----------
 Total Liabilities                    28,171             23,531                  18,151                    32
                               -------------       ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $94,605,932         $5,879,866              $1,867,629              $364,547
                               =============       ============            ============            ==========

                                       FRANKLIN                                    FRANKLIN
                                        RISING               FRANKLIN             LARGE CAP
                                      DIVIDENDS               INCOME                GROWTH
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      40,652,898            147,333,675            9,182,705
                                    ==============       ================       ==============
  Cost                                $717,173,173         $2,203,080,008         $128,954,923
                                    ==============       ================       ==============
  Market Value                        $765,099,088         $2,187,102,769         $136,454,999
 Due from Hartford Life and
  Annuity Insurance Company                     --                     --                   --
 Receivable from fund shares
  sold                                     264,938                486,175              100,692
 Other assets                                    7                     --                   --
                                    --------------       ----------------       --------------
 Total Assets                          765,364,033          2,187,588,944          136,555,691
                                    --------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                264,938                486,175              100,692
 Payable for fund shares
  purchased                                     --                     --                   --
 Other liabilities                              --                     25                    1
                                    --------------       ----------------       --------------
 Total Liabilities                         264,938                486,200              100,693
                                    --------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $765,099,095         $2,187,102,744         $136,454,998
                                    ==============       ================       ==============

(12) Funded as of February 22, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                        GLOBAL                SMALL-MID CAP
                                      REAL ESTATE                 GROWTH
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         720,331                15,378,837
                                     =============            ==============
  Cost                                 $12,208,363              $276,185,405
                                     =============            ==============
  Market Value                          $9,241,856              $331,364,604
 Due from Hartford Life and
  Annuity Insurance Company                     --                        --
 Receivable from fund shares
  sold                                       2,013                   773,750
 Other assets                                   --                        --
                                     -------------            --------------
 Total Assets                            9,243,869               332,138,354
                                     -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  2,013                   773,751
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                        --
                                     -------------            --------------
 Total Liabilities                           2,013                   773,751
                                     -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $9,241,856              $331,364,603
                                     =============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN                                   TEMPLETON
                                      SMALL CAP                 STRATEGIC                                   DEVELOPING
                                        VALUE                     INCOME            MUTUAL SHARES            MARKETS
                                   SECURITIES FUND           SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       6,643,076                74,627,202             76,568,483           21,300,459
                                    ==============            ==============       ================       ==============
  Cost                                 $90,659,357              $882,438,020         $1,184,802,618         $196,715,168
                                    ==============            ==============       ================       ==============
  Market Value                        $108,345,625              $967,601,088         $1,221,861,829         $242,579,722
 Due from Hartford Life and
  Annuity Insurance Company                 25,302                        --                     --                   --
 Receivable from fund shares
  sold                                          --                 2,023,692                335,170               27,247
 Other assets                                    1                        41                     --                    2
                                    --------------            --------------       ----------------       --------------
 Total Assets                          108,370,928               969,624,821          1,222,196,999          242,606,971
                                    --------------            --------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                 2,023,692                335,170               27,247
 Payable for fund shares
  purchased                                 25,302                        --                     --                   --
 Other liabilities                              --                        --                      1                   --
                                    --------------            --------------       ----------------       --------------
 Total Liabilities                          25,302                 2,023,692                335,171               27,247
                                    --------------            --------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $108,345,626              $967,601,129         $1,221,861,828         $242,579,724
                                    ==============            ==============       ================       ==============


                                      TEMPLETON                 TEMPLETON                   MUTUAL
                                       FOREIGN                    GROWTH               GLOBAL DISCOVERY
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      30,750,369                52,512,584                30,072,121
                                    ==============            ==============            ==============
  Cost                                $410,233,774              $634,534,360              $555,453,512
                                    ==============            ==============            ==============
  Market Value                        $439,606,172              $578,598,566              $625,736,971
 Due from Hartford Life and
  Annuity Insurance Company                     --                        --                        --
 Receivable from fund shares
  sold                                      90,939                   103,967                     6,728
 Other assets                                   11                         7                         6
                                    --------------            --------------            --------------
 Total Assets                          439,697,122               578,702,540               625,743,705
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 90,939                   103,967                     6,728
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                        --
                                    --------------            --------------            --------------
 Total Liabilities                          90,939                   103,967                     6,728
                                    --------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $439,606,183              $578,598,573              $625,736,977
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       4,782,936                2,916,226
                                     =============            =============
  Cost                                 $51,994,307              $31,741,424
                                     =============            =============
  Market Value                         $60,718,522              $30,620,371
 Due from Hartford Life and
  Annuity Insurance Company                 59,875                       --
 Receivable from fund shares
  sold                                          --                    1,743
 Other assets                                   --                        1
                                     -------------            -------------
 Total Assets                           60,778,397               30,622,115
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                    1,743
 Payable for fund shares
  purchased                                 59,875                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total Liabilities                          59,875                    1,743
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $60,718,522              $30,620,372
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           HARTFORD        HARTFORD
                                      TEMPLETON            HARTFORD         TOTAL          CAPITAL
                                     GLOBAL BOND           ADVISERS      RETURN BOND     APPRECIATION
                                   SECURITIES FUND         HLS FUND        HLS FUND        HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       6,870,981             720,550      66,531,612      19,046,980
                                    ==============       =============  ==============  ==============
  Cost                                $118,536,313         $11,811,701    $694,936,885    $594,774,206
                                    ==============       =============  ==============  ==============
  Market Value                        $135,811,248         $13,922,451    $724,922,717    $806,822,283
 Due from Hartford Life and
  Annuity Insurance Company                     --                  --              --              --
 Receivable from fund shares
  sold                                     169,244                 530         160,834          25,247
 Other assets                                    3                  --              --              19
                                    --------------       -------------  --------------  --------------
 Total Assets                          135,980,495          13,922,981     725,083,551     806,847,549
                                    --------------       -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                169,244                 530         160,834          25,247
 Payable for fund shares
  purchased                                     --                  --              --              --
 Other liabilities                              --                  --               9              --
                                    --------------       -------------  --------------  --------------
 Total Liabilities                         169,244                 530         160,843          25,247
                                    --------------       -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $135,811,251         $13,922,451    $724,922,708    $806,822,302
                                    ==============       =============  ==============  ==============

                                  HARTFORD
                                  DIVIDEND           HARTFORD               HARTFORD
                                 AND GROWTH      GLOBAL RESEARCH         GLOBAL GROWTH
                                  HLS FUND           HLS FUND               HLS FUND
                                SUB-ACCOUNT      SUB-ACCOUNT (13)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 25,711,021           74,181                 118,262
                               ==============       ==========            ============
  Cost                           $411,427,884         $580,094              $1,662,327
                               ==============       ==========            ============
  Market Value                   $501,345,846         $737,586              $1,847,472
 Due from Hartford Life and
  Annuity Insurance Company                --               --                      --
 Receivable from fund shares
  sold                                 12,431               32                      81
 Other assets                              --               --                      --
                               --------------       ----------            ------------
 Total Assets                     501,358,277          737,618               1,847,553
                               --------------       ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            12,431               32                      81
 Payable for fund shares
  purchased                                --               --                      --
 Other liabilities                         17               --                      --
                               --------------       ----------            ------------
 Total Liabilities                     12,448               32                      81
                               --------------       ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $501,345,829         $737,586              $1,847,472
                               ==============       ==========            ============

(13) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED           HARTFORD
                                    EQUITY              GROWTH
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT (14)
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   8,780,608           2,024,360
                                ==============       =============
  Cost                             $84,742,327         $18,607,355
                                ==============       =============
  Market Value                    $103,559,276         $24,325,621
 Due from Hartford Life and
  Annuity Insurance Company             30,589               5,474
 Receivable from fund shares
  sold                                      --                  --
 Other assets                               --                   1
                                --------------       -------------
 Total Assets                      103,589,865          24,331,096
                                --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --
 Payable for fund shares
  purchased                             30,589               5,474
 Other liabilities                          --                  --
                                --------------       -------------
 Total Liabilities                      30,589               5,474
                                --------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $103,559,276         $24,325,622
                                ==============       =============

(14) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                 HARTFORD
                                   GROWTH        HARTFORD           HARTFORD             INTERNATIONAL
                               OPPORTUNITIES    HIGH YIELD           INDEX               OPPORTUNITIES
                                  HLS FUND       HLS FUND           HLS FUND               HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (15)       SUB-ACCOUNT (16)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  6,713,798      6,544,002            4,493                2,724,711
                               ==============  =============       ==========            =============
  Cost                           $134,365,283    $50,230,128         $105,570              $28,648,068
                               ==============  =============       ==========            =============
  Market Value                   $173,632,253    $59,908,442         $117,189              $33,954,451
 Due from Hartford Life and
  Annuity Insurance Company            24,868        570,974               --                   16,260
 Receivable from fund shares
  sold                                     --             --                2                       --
 Other assets                              --              1               --                        2
                               --------------  -------------       ----------            -------------
 Total Assets                     173,657,121     60,479,417          117,191               33,970,713
                               --------------  -------------       ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             --                2                       --
 Payable for fund shares
  purchased                            24,868        570,974               --                   16,260
 Other liabilities                          3             --               --                       --
                               --------------  -------------       ----------            -------------
 Total Liabilities                     24,871        570,974                2                   16,260
                               --------------  -------------       ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $173,632,250    $59,908,443         $117,189              $33,954,453
                               ==============  =============       ==========            =============

                                      HARTFORD
                                    SMALL/MID CAP          HARTFORD            HARTFORD
                                       EQUITY            MONEY MARKET        SMALL COMPANY
                                      HLS FUND             HLS FUND            HLS FUND
                                  SUB-ACCOUNT (17)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,178,753          732,606,440             776,449
                                    =============       ==============       =============
  Cost                                 $8,055,435         $732,606,440         $10,398,492
                                    =============       ==============       =============
  Market Value                        $11,609,911         $732,606,440         $13,714,248
 Due from Hartford Life and
  Annuity Insurance Company                    --                   --                  --
 Receivable from fund shares
  sold                                     10,447              984,605                 405
 Other assets                                  --                   94                  --
                                    -------------       --------------       -------------
 Total Assets                          11,620,358          733,591,139          13,714,653
                                    -------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                10,447              984,605                 405
 Payable for fund shares
  purchased                                    --                   --                  --
 Other liabilities                             --                   --                  --
                                    -------------       --------------       -------------
 Total Liabilities                         10,447              984,605                 405
                                    -------------       --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,609,911         $732,606,534         $13,714,248
                                    =============       ==============       =============

(15) Funded as of March 8, 2010.

(16) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(17) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                   SMALLCAP GROWTH              STOCK
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        382,336                  53,582
                                     ============            ============
  Cost                                 $5,911,428              $1,745,084
                                     ============            ============
  Market Value                         $8,170,081              $2,195,988
 Due from Hartford Life and
  Annuity Insurance Company               534,811                      --
 Receivable from fund shares
  sold                                         --                     152
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           8,704,892               2,196,140
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                     152
 Payable for fund shares
  purchased                               534,811                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                        534,811                     152
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,170,081              $2,195,988
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              AMERICAN FUNDS
                                      HARTFORD                                                                   BLUE CHIP
                                   U.S. GOVERNMENT             HARTFORD              AMERICAN FUNDS             INCOME AND
                                     SECURITIES                  VALUE              ASSET ALLOCATION              GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (18)(19)          SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      4,590,763                2,194,755                4,740,084                3,037,180
                                    =============            =============            =============            =============
  Cost                                $48,421,320              $21,228,064              $39,984,148              $23,269,007
                                    =============            =============            =============            =============
  Market Value                        $47,999,085              $23,642,146              $46,169,758              $27,878,706
 Due from Hartford Life and
  Annuity Insurance Company                10,814                       --                       --                    3,115
 Receivable from fund shares
  sold                                         --                    1,975                    2,089                       --
 Other assets                                  --                       --                       --                       --
                                    -------------            -------------            -------------            -------------
 Total Assets                          48,009,899               23,644,121               46,171,847               27,881,821
                                    -------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    1,975                    2,089                       --
 Payable for fund shares
  purchased                                10,814                       --                       --                    3,115
 Other liabilities                              1                       --                        1                        1
                                    -------------            -------------            -------------            -------------
 Total Liabilities                         10,815                    1,975                    2,090                    3,116
                                    -------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $47,999,084              $23,642,146              $46,169,757              $27,878,705
                                    =============            =============            =============            =============


                                                                                      AMERICAN FUNDS
                                    AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL GROWTH
                                         BOND                  GLOBAL BOND              AND INCOME
                                       HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      16,321,572                3,128,016                8,468,825
                                    ==============            =============            =============
  Cost                                $154,610,376              $30,559,247              $62,119,619
                                    ==============            =============            =============
  Market Value                        $166,633,770              $33,957,922              $76,688,878
 Due from Hartford Life and
  Annuity Insurance Company                 11,666                       --                    5,660
 Receivable from fund shares
  sold                                          --                    1,568                       --
 Other assets                                   --                       --                        5
                                    --------------            -------------            -------------
 Total Assets                          166,645,436               33,959,490               76,694,543
                                    --------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                    1,568                       --
 Payable for fund shares
  purchased                                 11,666                       --                    5,660
 Other liabilities                               1                       --                       --
                                    --------------            -------------            -------------
 Total Liabilities                          11,667                    1,568                    5,660
                                    --------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $166,633,769              $33,957,922              $76,688,883
                                    ==============            =============            =============

(18) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(19) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                     GLOBAL GROWTH           CAPITALIZATION
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       3,048,718                6,368,235
                                     =============            =============
  Cost                                 $24,658,614              $42,687,136
                                     =============            =============
  Market Value                         $29,690,670              $63,184,852
 Due from Hartford Life and
  Annuity Insurance Company                  2,216                   50,505
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           29,692,886               63,235,357
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --
 Payable for fund shares
  purchased                                  2,216                   50,505
 Other liabilities                               1                        1
                                     -------------            -------------
 Total Liabilities                           2,217                   50,506
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $29,690,669              $63,184,851
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL             NEW WORLD
                                      HLS FUND                HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     31,424,213              16,924,505              21,907,192              6,062,371
                                   ==============          ==============          ==============          =============
  Cost                               $225,774,235            $126,386,247            $160,648,753            $46,723,505
                                   ==============          ==============          ==============          =============
  Market Value                       $294,660,788            $152,371,962            $196,323,840            $62,064,793
 Due from Hartford Life and
  Annuity Insurance Company                90,998                  41,618                  33,407                 71,666
 Receivable from fund shares
  sold                                         --                      --                      --                     --
 Other assets                                   4                      --                      --                     --
                                   --------------          --------------          --------------          -------------
 Total Assets                         294,751,790             152,413,580             196,357,247             62,136,459
                                   --------------          --------------          --------------          -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --                      --                     --
 Payable for fund shares
  purchased                                90,998                  41,618                  33,407                 71,666
 Other liabilities                             --                       8                       9                      1
                                   --------------          --------------          --------------          -------------
 Total Liabilities                         90,998                  41,626                  33,416                 71,667
                                   --------------          --------------          --------------          -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $294,660,792            $152,371,954            $196,323,831            $62,064,792
                                   ==============          ==============          ==============          =============

                                  LORD ABBETT           LORD ABBETT            LORD ABBETT
                                  FUNDAMENTAL        CAPITAL STRUCTURE       BOND-DEBENTURE
                                EQUITY PORTFOLIO         PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT (20)     SUB-ACCOUNT (21)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     17,408              1,040,068              6,587,065
                                   ==========          =============          =============
  Cost                               $270,098            $11,612,158            $69,318,172
                                   ==========          =============          =============
  Market Value                       $307,418            $13,926,504            $78,583,687
 Due from Hartford Life and
  Annuity Insurance Company                --                     --                179,708
 Receivable from fund shares
  sold                                      7                    583                     --
 Other assets                              --                     --                      2
                                   ----------          -------------          -------------
 Total Assets                         307,425             13,927,087             78,763,397
                                   ----------          -------------          -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 7                    583                     --
 Payable for fund shares
  purchased                                --                     --                179,708
 Other liabilities                         --                     --                     --
                                   ----------          -------------          -------------
 Total Liabilities                          7                    583                179,708
                                   ----------          -------------          -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $307,418            $13,926,504            $78,583,689
                                   ==========          =============          =============

(20) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(21) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 LORD ABBETT
                                  GROWTH &
                                   INCOME        MFS CORE
                                  PORTFOLIO    EQUITY SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    644,331      1,382,007
                                =============  =============
  Cost                            $12,686,754    $25,077,753
                                =============  =============
  Market Value                    $15,315,744    $21,628,421
 Due from Hartford Life and
  Annuity Insurance Company                --             --
 Receivable from fund shares
  sold                                    629         39,531
 Other assets                              --             --
                                -------------  -------------
 Total Assets                      15,316,373     21,667,952
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               629         39,531
 Payable for fund shares
  purchased                                --             --
 Other liabilities                         --              1
                                -------------  -------------
 Total Liabilities                        629         39,532
                                -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $15,315,744    $21,628,420
                                =============  =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  MFS INVESTORS
                                MFS GROWTH     MFS GLOBAL       MFS HIGH             GROWTH
                                  SERIES      EQUITY SERIES  INCOME SERIES        STOCK SERIES
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 2,306,491      1,762,071      30,003,665           4,664,988
                               =============  =============  ==============       =============
  Cost                           $51,215,905    $20,423,448    $253,768,454         $49,449,204
                               =============  =============  ==============       =============
  Market Value                   $56,875,907    $23,611,751    $263,432,175         $51,361,525
 Due from Hartford Life and
  Annuity Insurance Company               --         15,117         434,394                  --
 Receivable from fund shares
  sold                               351,519             --              --               1,889
 Other assets                             --             --              --                  --
                               -------------  -------------  --------------       -------------
 Total Assets                     57,227,426     23,626,868     263,866,569          51,363,414
                               -------------  -------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company          351,519             --              --               1,889
 Payable for fund shares
  purchased                               --         15,117         434,394                  --
 Other liabilities                        --              4               3                  --
                               -------------  -------------  --------------       -------------
 Total Liabilities                   351,519         15,121         434,397               1,889
                               -------------  -------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $56,875,907    $23,611,747    $263,432,172         $51,361,525
                               =============  =============  ==============       =============


                               MFS INVESTORS    MFS MID CAP            MFS NEW
                                TRUST SERIES   GROWTH SERIES       DISCOVERY SERIES
                                SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 17,738,252      18,103,936           15,305,671
                               ==============  ==============       ==============
  Cost                           $320,263,959    $113,511,917         $221,721,956
                               ==============  ==============       ==============
  Market Value                   $355,461,204    $108,442,576         $280,246,840
 Due from Hartford Life and
  Annuity Insurance Company                --           4,556              860,503
 Receivable from fund shares
  sold                                127,931              --                   --
 Other assets                               9              --                    1
                               --------------  --------------       --------------
 Total Assets                     355,589,144     108,447,132          281,107,344
                               --------------  --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           127,931              --                   --
 Payable for fund shares
  purchased                                --           4,556              860,503
 Other liabilities                         --              --                   --
                               --------------  --------------       --------------
 Total Liabilities                    127,931           4,556              860,503
                               --------------  --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $355,461,213    $108,442,576         $280,246,841
                               ==============  ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                   MFS TOTAL        MFS VALUE
                                 RETURN SERIES        SERIES
                                  SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    56,594,908      29,320,965
                                ================  ==============
  Cost                            $1,085,892,153    $357,100,002
                                ================  ==============
  Market Value                    $1,058,091,466    $378,973,815
 Due from Hartford Life and
  Annuity Insurance Company                   --              --
 Receivable from fund shares
  sold                                   395,528          47,893
 Other assets                                  3              --
                                ----------------  --------------
 Total Assets                      1,058,486,997     379,021,708
                                ----------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              395,528          47,893
 Payable for fund shares
  purchased                                   --              --
 Other liabilities                            --               7
                                ----------------  --------------
 Total Liabilities                       395,528          47,900
                                ----------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $1,058,091,469    $378,973,808
                                ================  ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      BLACKROCK
                             MFS RESEARCH        MFS RESEARCH             MFS RESEARCH                  GLOBAL
                             BOND SERIES     INTERNATIONAL SERIES            SERIES            OPPORTUNITIES V.I. FUND
                             SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (22)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares              26,347,992           4,452,537                1,852,966                   53,524
                            ==============       =============            =============               ==========
  Cost                        $306,201,496         $64,192,880              $33,677,161                 $518,825
                            ==============       =============            =============               ==========
  Market Value                $332,807,088         $55,389,559              $35,280,468                 $758,435
 Due from Hartford Life
  and Annuity Insurance
  Company                               --                  --                   13,041                       --
 Receivable from fund
  shares sold                      198,998              12,544                       --                       40
 Other assets                           --                   1                        1                       --
                            --------------       -------------            -------------               ----------
 Total Assets                  333,006,086          55,402,104               35,293,510                  758,475
                            --------------       -------------            -------------               ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                          198,998              12,544                       --                       40
 Payable for fund shares
  purchased                             --                  --                   13,041                       --
 Other liabilities                       3                  --                       --                       --
                            --------------       -------------            -------------               ----------
 Total Liabilities                 199,001              12,544                   13,041                       40
                            --------------       -------------            -------------               ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities        $332,807,085         $55,389,560              $35,280,469                 $758,435
                            ==============       =============            =============               ==========

                                                          INVESCO
                                  BLACKROCK           VAN KAMPEN V. I.          UIF MID CAP
                                  LARGE CAP            INTERNATIONAL              GROWTH
                               GROWTH V.I. FUND        GROWTH EQUITY             PORTFOLIO
                                 SUB-ACCOUNT          SUB-ACCOUNT (23)       SUB-ACCOUNT (24)
--------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    115,170                54,493                2,496,828
                                 ============            ==========            =============
  Cost                               $969,656              $565,358              $19,099,909
                                 ============            ==========            =============
  Market Value                     $1,249,603              $496,434              $29,986,901
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                85,810                    7,175
 Receivable from fund
  shares sold                              68                    --                       --
 Other assets                              --                    --                        1
                                 ------------            ----------            -------------
 Total Assets                       1,249,671               582,244               29,994,077
                                 ------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  68                    --                       --
 Payable for fund shares
  purchased                                --                85,810                    7,175
 Other liabilities                         --                    --                       --
                                 ------------            ----------            -------------
 Total Liabilities                         68                85,810                    7,175
                                 ------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,249,603              $496,434              $29,986,902
                                 ============            ==========            =============

(22) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(23) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

(24) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        INVESCO
                                   VAN KAMPEN V. I.        MORGAN STANLEY --
                                        MID CAP               FOCUS GROWTH
                                      VALUE FUND               PORTFOLIO
                                   SUB-ACCOUNT (25)           SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,331,561                  52,038
                                     =============            ============
  Cost                                 $14,299,269                $953,189
                                     =============            ============
  Market Value                         $16,937,461              $1,150,564
 Due from Hartford Life and
  Annuity Insurance Company                     --                      --
 Receivable from fund shares
  sold                                         944                 114,423
 Other assets                                   --                      --
                                     -------------            ------------
 Total Assets                           16,938,405               1,264,987
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    944                 114,423
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                              --                      --
                                     -------------            ------------
 Total Liabilities                             944                 114,423
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $16,937,461              $1,150,564
                                     =============            ============

(25) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              MORGAN STANLEY --       MORGAN STANLEY --                             INVESCO V.I. SELECT
                                   CAPITAL                 MID CAP            MORGAN STANLEY --          DIMENSIONS
                                OPPORTUNITIES               GROWTH             FLEXIBLE INCOME            DIVIDEND
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO           GROWTH PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (26)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    210,700                 24,441                 126,484                 12,356
                                 ============             ==========              ==========             ==========
  Cost                             $2,703,639               $684,505                $887,296               $214,688
                                 ============             ==========              ==========             ==========
  Market Value                     $3,398,591               $846,622                $780,405               $192,139
 Due from Hartford Life
  and Annuity Insurance
  Company                              42,741                     --                      --                     --
 Receivable from fund
  shares sold                              --                     40                      35                      9
 Other assets                              --                     --                      --                     --
                                 ------------             ----------              ----------             ----------
 Total Assets                       3,441,332                846,662                 780,440                192,148
                                 ------------             ----------              ----------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                     40                      35                      9
 Payable for fund shares
  purchased                            42,741                     --                      --                     --
 Other liabilities                         --                     --                      --                     --
                                 ------------             ----------              ----------             ----------
 Total Liabilities                     42,741                     40                      35                      9
                                 ------------             ----------              ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $3,398,591               $846,622                $780,405               $192,139
                                 ============             ==========              ==========             ==========

                                 OPPENHEIMER
                                   CAPITAL                OPPENHEIMER             OPPENHEIMER
                                 APPRECIATION          GLOBAL SECURITIES          MAIN STREET
                                   FUND/VA                  FUND/VA                 FUND/VA
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     70,031                1,065,338                 122,502
                                 ============            =============            ============
  Cost                             $2,245,763              $24,723,823              $2,090,094
                                 ============            =============            ============
  Market Value                     $2,800,542              $32,002,763              $2,537,014
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                       --                      --
 Receivable from fund
  shares sold                             131                    1,962                     111
 Other assets                              --                        1                      --
                                 ------------            -------------            ------------
 Total Assets                       2,800,673               32,004,726               2,537,125
                                 ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                 131                    1,962                     111
 Payable for fund shares
  purchased                                --                       --                      --
 Other liabilities                         --                       --                      --
                                 ------------            -------------            ------------
 Total Liabilities                        131                    1,962                     111
                                 ------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $2,800,542              $32,002,764              $2,537,014
                                 ============            =============            ============

(26) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                 MAIN STREET       OPPENHEIMER
                                  SMALL CAP           VALUE
                                   FUND/VA           FUND/VA
                                 SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  1,883,254           135,822
                                =============      ============
  Cost                            $22,595,212        $1,148,757
                                =============      ============
  Market Value                    $32,956,942        $1,389,456
 Due from Hartford Life and
  Annuity Insurance Company             1,905                --
 Receivable from fund shares
  sold                                     --                63
 Other assets                              --                --
                                -------------      ------------
 Total Assets                      32,958,847         1,389,519
                                -------------      ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                63
 Payable for fund shares
  purchased                             1,905                --
 Other liabilities                         --                --
                                -------------      ------------
 Total Liabilities                      1,905                63
                                -------------      ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $32,956,942        $1,389,456
                                =============      ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT          PUTNAM VT             PUTNAM VT             PUTNAM VT
                                DIVERSIFIED        GLOBAL ASSET         INTERNATIONAL         INTERNATIONAL
                                INCOME FUND      ALLOCATION FUND          VALUE FUND           EQUITY FUND
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT (27)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 13,703,728           513,626               151,243               129,891
                               ==============      ============          ============          ============
  Cost                            $93,125,838        $6,108,678            $1,251,529            $1,414,047
                               ==============      ============          ============          ============
  Market Value                   $107,300,185        $7,642,759            $1,414,119            $1,530,116
 Due from Hartford Life and
  Annuity Insurance Company           131,074                --                    --                    --
 Receivable from fund shares
  sold                                     --             2,408                    93                    71
 Other assets                              --                --                    --                     1
                               --------------      ------------          ------------          ------------
 Total Assets                     107,431,259         7,645,167             1,414,212             1,530,188
                               --------------      ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             2,408                    93                    71
 Payable for fund shares
  purchased                           131,074                --                    --                    --
 Other liabilities                          4                 1                    --                    --
                               --------------      ------------          ------------          ------------
 Total Liabilities                    131,078             2,409                    93                    71
                               --------------      ------------          ------------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $107,300,181        $7,642,758            $1,414,119            $1,530,117
                               ==============      ============          ============          ============

                                                       PUTNAM VT
                                   PUTNAM VT           SMALL CAP            PUTNAM VT
                                INVESTORS FUND           VALUE               VOYAGER
                               SUB-ACCOUNT (28)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     5,207               162,066              13,293
                                   =========          ============          ==========
  Cost                               $47,070            $1,612,470            $458,646
                                   =========          ============          ==========
  Market Value                       $52,641            $2,233,268            $513,917
 Due from Hartford Life and
  Annuity Insurance Company               --                    --                  69
 Receivable from fund shares
  sold                                     1                   734                  --
 Other assets                             --                    --                  --
                                   ---------          ------------          ----------
 Total Assets                         52,642             2,234,002             513,986
                                   ---------          ------------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                1                   734                  --
 Payable for fund shares
  purchased                               --                    --                  69
 Other liabilities                        --                    --                  --
                                   ---------          ------------          ----------
 Total Liabilities                         1                   734                  69
                                   ---------          ------------          ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $52,641            $2,233,268            $513,917
                                   =========          ============          ==========

(27) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(28) Funded as of March 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     PUTNAM VT           JENNISON 20/20
                                       EQUITY                FOCUS
                                    INCOME FUND            PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       36,408                34,178
                                     ==========            ==========
  Cost                                 $451,520              $366,866
                                     ==========            ==========
  Market Value                         $489,319              $523,269
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --
 Receivable from fund shares
  sold                                       36                    26
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           489,355               523,295
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  36                    26
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           36                    26
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $489,319              $523,269
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                INVESCO
                                                       PRUDENTIAL          VAN KAMPEN V. I.             INVESCO
                                  JENNISON               VALUE                GROWTH AND            VAN KAMPEN V. I.
                                 PORTFOLIO             PORTFOLIO              INCOME FUND            COMSTOCK FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (29)         SUB-ACCOUNT (30)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    4,655                18,976                3,044,091                 266,078
                                 ==========            ==========            =============            ============
  Cost                             $101,995              $339,960              $47,369,369              $3,767,043
                                 ==========            ==========            =============            ============
  Market Value                     $106,650              $325,053              $55,919,949              $3,105,136
 Due from Hartford Life
  and Annuity Insurance
  Company                                --                    --                  189,511                      --
 Receivable from fund
  shares sold                             6                    16                       --                     145
 Other assets                            --                    --                       --                      --
                                 ----------            ----------            -------------            ------------
 Total Assets                       106,656               325,069               56,109,460               3,105,281
                                 ----------            ----------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                 6                    16                       --                     145
 Payable for fund shares
  purchased                              --                    --                  189,511                      --
 Other liabilities                       --                    --                        1                      --
                                 ----------            ----------            -------------            ------------
 Total Liabilities                        6                    16                  189,512                     145
                                 ----------            ----------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $106,650              $325,053              $55,919,948              $3,105,136
                                 ==========            ==========            =============            ============

                                 WELLS FARGO             WELLS FARGO              WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT             ADVANTAGE VT
                                 INDEX ASSET             TOTAL RETURN              INTRINSIC
                               ALLOCATION FUND            BOND FUND                VALUE FUND
                               SUB-ACCOUNT (31)          SUB-ACCOUNT          SUB-ACCOUNT (32)(33)
--------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     90,356                 633,665                  267,968
                                 ============            ============             ============
  Cost                             $1,131,838              $6,453,453               $3,851,314
                                 ============            ============             ============
  Market Value                     $1,058,972              $6,596,447               $3,419,266
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                      --                       --
 Receivable from fund
  shares sold                              57                   1,633                      565
 Other assets                              --                     512                       --
                                 ------------            ------------             ------------
 Total Assets                       1,059,029               6,598,592                3,419,831
                                 ------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  57                   1,633                      565
 Payable for fund shares
  purchased                                --                      --                       --
 Other liabilities                         --                      --                        1
                                 ------------            ------------             ------------
 Total Liabilities                         57                   1,633                      566
                                 ------------            ------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,058,972              $6,596,959               $3,419,265
                                 ============            ============             ============

(29) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(30) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(31) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(32) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(33) Effective July 16, 2010 Wells Fargo Advantage VT Equity Income Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                    INTERNATIONAL             SMALL CAP
                                     EQUITY FUND             GROWTH FUND
                                   SUB-ACCOUNT (34)          SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        328,616                 406,807
                                     ============            ============
  Cost                                 $1,553,942              $3,367,141
                                     ============            ============
  Market Value                         $1,886,254              $3,274,795
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                         94                     364
 Other assets                                 156                       1
                                     ------------            ------------
 Total Assets                           1,886,504               3,275,160
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    94                     364
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             94                     364
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,886,410              $3,274,796
                                     ============            ============

(34) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO                                  WELLS FARGO
                                     WELLS FARGO            ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT
                                     ADVANTAGE VT            SMALL CAP            ADVANTAGE VT              CORE
                                    DISCOVERY FUND           VALUE FUND         OPPORTUNITY FUND         EQUITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (35)        SUB-ACCOUNT         SUB-ACCOUNT (36)
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         88,832                65,080                16,709                 2,687
                                     ============            ==========            ==========             =========
  Cost                                 $1,571,678              $730,362              $304,160               $42,955
                                     ============            ==========            ==========             =========
  Market Value                         $1,890,354              $587,674              $307,789               $53,016
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --                    --                    --
 Receivable from fund shares
  sold                                        102                    28                    14                     3
 Other assets                                  --                    --                    --                    --
                                     ------------            ----------            ----------             ---------
 Total Assets                           1,890,456               587,702               307,803                53,019
                                     ------------            ----------            ----------             ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   102                    28                    14                     3
 Payable for fund shares
  purchased                                    --                    --                    --                    --
 Other liabilities                             --                    --                    --                    --
                                     ------------            ----------            ----------             ---------
 Total Liabilities                            102                    28                    14                     3
                                     ------------            ----------            ----------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,890,354              $587,674              $307,789               $53,016
                                     ============            ==========            ==========             =========

(35) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(36) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with newly created Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy Portfolio --
 Class B                                                             3,463,120     $9.526174  to     $13.975034       $34,349,623
AllianceBernstein VPS International Value Portfolio -- Class B       5,614,969      6.783623  to      14.408935        40,067,814
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B       1,817,009     11.386043  to      19.150714        21,610,686
AllianceBernstein VPS Value Portfolio -- Class B                       146,524      8.155045  to      13.390012         1,250,549
AllianceBernstein VPS International Growth Portfolio -- Class
 B                                                                   1,262,155      8.050779  to      16.306314        10,581,772
Invesco V.I. Basic Value Fund -- Class S1                          100,440,644      1.005059  to      15.527976       107,197,637
Invesco V.I. Capital Appreciation Fund -- Class S1                  43,988,731      1.089519  to      13.688686        50,956,629
Invesco V.I. Capital Appreciation Fund -- Class S2                     192,974      8.576212  to      13.901433         1,765,708
Invesco V.I. Core Equity Fund -- Class S1                           18,685,980     11.124549  to      13.575989       215,853,504
Invesco V.I. Core Equity Fund -- Class S2                              513,235      9.591296  to      13.590857         5,079,144
Invesco V.I. Government Securities Fund -- Class S1                560,559,635      1.200346  to      10.334391       717,164,444
Invesco V.I. International Growth Fund -- Class S1                  83,138,553      1.870845  to      15.425333       166,183,194
Invesco V.I. International Growth Fund -- Class S2                   5,615,936      9.171032  to      15.702095        54,002,096
Invesco V.I. Mid Cap Core Equity Fund -- Class S1                  150,021,649      1.649245  to      14.453873       263,829,630
Invesco V.I. Mid Cap Core Equity Fund -- Class S2                       12,740     10.904869  to      13.714290           170,107
Invesco V.I. Small Cap Equity Fund -- Class S1                       8,810,798     14.092937  to      15.816340       130,907,627
Invesco V.I. Small Cap Equity Fund -- Class S2                       1,422,418     11.032037  to      15.748892        16,498,924
Invesco V.I. Large Cap Growth Fund -- Class S1                       2,906,432      1.106617  to      14.528208        32,311,794
Invesco V.I. Capital Development Fund -- Class S1                    1,090,808      8.109153  to       8.560390         9,043,912
Invesco V.I. Capital Development Fund -- Class S2                      118,795      9.374262  to      16.411166         1,200,439
Invesco V.I. Global Multi-Asset Fund -- Class S2                       983,388     12.882318  to      14.559783        14,033,562
American Funds Global Bond Fund -- Class 2                          23,991,234     11.142028  to      12.887393       297,751,361
American Funds Global Growth and Income Fund -- Class 2             52,229,907     10.119463  to      15.648853       553,355,407
American Funds Asset Allocation Fund -- Class 2                     95,438,247     12.118275  to      15.099175     1,263,112,727
American Funds Blue Chip Income and Growth Fund -- Class 2         736,750,012      0.968436  to      14.135335       767,252,366
American Funds Bond Fund -- Class 2                                 79,389,296     11.201828  to      15.818424     1,132,392,102
American Funds Global Growth Fund -- Class 2                        35,431,235     10.845987  to      17.445402       520,472,038
American Funds Growth Fund -- Class 2                              236,672,935      8.954023  to      16.218062     2,780,899,587
American Funds Growth-Income Fund -- Class 2                       214,183,591     11.501384  to      14.780327     2,695,811,842
American Funds International Fund -- Class 2                        57,964,435     10.410249  to      16.767312       816,175,067
American Funds New World Fund -- Class 2                            17,240,812     14.561933  to      30.913810       457,327,501
American Funds Global Small Capitalization Fund -- Class 2          21,657,672     14.703862  to      22.646601       404,454,617
Wells Fargo Advantage VT Omega Growth Fund -- Class 2                  162,186     12.547037  to      12.612644         2,040,318
Fidelity VIP Growth Portfolio -- Class SRV2                            446,768      8.745303  to      15.380027         4,054,447
Fidelity VIP Contrafund Portfolio -- Class SRV2                      9,467,137      9.479188  to      15.714822        93,760,661
Fidelity VIP Mid Cap Portfolio -- Class SRV2                         8,268,252     10.886520  to      18.319340        94,605,932
Fidelity VIP Value Strategies Portfolio -- Class SRV2                  557,023     10.012852  to      20.714619         5,879,866
Fidelity VIP Dynamic Capital Appreciation Portfolio -- Class
 SRV2                                                                  183,487      9.672059  to      16.114668         1,867,629
Fidelity VIP Strategic Income Portfolio -- Class SRV2                   30,035     12.074240  to      12.266327           364,547
Franklin Rising Dividends Securities Fund -- Class 2                53,030,452     13.575870  to      15.333461       763,856,824
Franklin Rising Dividends Securities Fund -- Class 4                    72,039     10.795787  to      14.187159           998,629
Franklin Income Securities Fund -- Class 2                         120,399,742     13.408278  to      17.263025     1,938,360,483
Franklin Income Securities Fund -- Class 4                          22,860,464     10.415972  to      15.819395       247,317,556
Franklin Large Cap Growth Securities Fund -- Class 2                12,381,767     10.402696  to      13.948188       136,399,429
Franklin Global Real Estate Securities Fund -- Class 2                 548,262     14.312813  to      21.316773         9,233,157
Franklin Small-Mid Cap Growth Securities Fund -- Class 2            29,081,502      7.804534  to      17.486064       318,590,517

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Securities Fund -- Class 4             1,064,605    $11.132217  to     $17.557507       $12,613,932
Franklin Small Cap Value Securities Fund -- Class 2                  7,617,094      9.476397  to      16.712128        74,073,329
Franklin Small Cap Value Securities Fund -- Class 4                  3,013,556     10.914601  to      17.060373        34,233,845
Franklin Strategic Income Securities Fund -- Class 1                42,675,912     13.909880  to      20.868294       786,738,086
Franklin Strategic Income Securities Fund -- Class 2                 1,737,889     11.601960  to      14.182489        20,941,898
Franklin Strategic Income Securities Fund -- Class 4                13,465,920     10.080929  to      14.186270       159,447,309
Mutual Shares Securities Fund -- Class 2                            73,966,289     13.176448  to      17.534020     1,085,214,539
Mutual Shares Securities Fund -- Class 4                            14,753,818      8.844456  to      14.014131       136,062,799
Templeton Developing Markets Securities Fund -- Class 1              8,457,988     20.102769  to      29.251465       214,777,124
Templeton Developing Markets Securities Fund -- Class 2                 47,617      9.955707  to      20.473027           490,907
Templeton Developing Markets Securities Fund -- Class 4              2,656,609      9.682806  to      20.120775        27,251,717
Templeton Foreign Securities Fund -- Class 2                        33,160,911     11.592637  to      15.092799       420,393,842
Templeton Foreign Securities Fund -- Class 4                         1,964,452      8.971929  to      15.417996        18,902,833
Templeton Growth Securities Fund -- Class 2                         43,614,154     10.904107  to      14.199091       530,126,883
Templeton Growth Securities Fund -- Class 4                          5,533,260      8.407694  to      14.511652        48,330,490
Mutual Global Discovery Securities Fund -- Class 2                  28,083,535     12.606120  to      22.153716       574,041,957
Mutual Global Discovery Securities Fund -- Class 4                   4,984,350      9.823691  to      13.584093        51,339,811
Franklin Flex Cap Growth Securities Fund -- Class 2                  4,894,576     10.978686  to      14.705171        56,230,754
Franklin Flex Cap Growth Securities Fund -- Class 4                    407,395     10.535820  to      14.768708         4,468,418
Franklin Large Cap Value Securities Fund -- Class 2                  2,985,432      9.781872  to      14.118514        30,594,252
Templeton Global Bond Securities Fund -- Class 2                       491,174     12.518127  to      14.029559         6,502,509
Templeton Global Bond Securities Fund -- Class 4                     9,948,872     10.049889  to      14.021191       129,308,742
Hartford Advisers HLS Fund -- Class IA                               1,350,381      9.947373  to      14.698714        13,922,451
Hartford Total Return Bond HLS Fund -- Class IA                     66,681,763      9.895514  to      12.317907       724,920,152
Hartford Capital Appreciation HLS Fund -- Class IA                  82,440,209      9.332824  to      17.210902       806,814,492
Hartford Dividend and Growth HLS Fund -- Class IA                   50,489,155      9.513114  to      14.176062       501,343,050
Hartford Global Research HLS Fund -- Class IA                           71,581      9.587412  to      16.467240           737,586
Hartford Global Growth HLS Fund -- Class IA                            215,450      7.861943  to      15.860036         1,847,472
Hartford Disciplined Equity HLS Fund -- Class IA                    10,748,751      9.223343  to      14.509205       103,559,276
Hartford Growth HLS Fund -- Class IA                                 2,324,376      9.934147  to      16.156840        24,325,622
Hartford Growth Opportunities HLS Fund -- Class IA                  19,066,148      8.684497  to      15.603811       173,632,250
Hartford High Yield HLS Fund -- Class IA                             4,543,023     10.363784  to      17.628302        59,908,443
Hartford Index HLS Fund -- Class IB                                      8,442     13.851916  to      13.883156           117,189
Hartford International Opportunities HLS Fund -- Class IA            3,611,734      8.990583  to      15.874194        33,954,453
Hartford Small/Mid Cap Equity HLS Fund -- Class IA                   1,077,510     10.087946  to      18.593626        11,609,911
Hartford Money Market HLS Fund -- Class IA                         581,811,240      0.979543  to       9.963517       731,974,434
Hartford Small Company HLS Fund -- Class IA                          1,312,705     10.081779  to      16.298343        13,714,248
Hartford SmallCap Growth HLS Fund -- Class IA                          647,265     12.052733  to      19.117198         8,170,081
Hartford Stock HLS Fund -- Class IA                                    215,623      9.593407  to      16.033586         2,195,988
Hartford U.S. Government Securities HLS Fund -- Class IA             4,807,088      9.721547  to      10.582456        47,999,084
Hartford Value HLS Fund -- Class IA                                  2,366,692      9.529590  to      14.278537        23,642,146
American Funds Asset Allocation HLS Fund -- Class IB                 4,651,207      9.491952  to      13.610109        46,167,528
American Funds Blue Chip Income and Growth HLS Fund -- Class
 IB                                                                  2,893,066      9.005117  to      14.125812        27,878,705
American Funds Bond HLS Fund -- Class IB                            16,144,807     10.006638  to      11.974346       166,562,962
American Funds Global Bond HLS Fund -- Class IB                      3,125,828     10.585294  to      11.895935        33,957,922
American Funds Global Growth and Income HLS Fund -- Class IB         8,333,335      8.797563  to      15.905602        76,686,147
American Funds Global Growth HLS Fund -- Class IB                    2,961,672      9.475375  to      16.295059        29,690,669
American Funds Global Small Capitalization HLS Fund -- Class
 IB                                                                  6,400,897      9.355201  to      20.194381        63,154,655

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth HLS Fund -- Class IB                          31,071,663     $9.052398  to     $16.506866      $294,588,330
American Funds Growth-Income HLS Fund -- Class IB                   16,502,986      8.842559  to      14.509211       152,301,596
American Funds International HLS Fund -- Class IB                   21,620,228      8.694872  to      15.943606       196,281,839
American Funds New World HLS Fund -- Class IB                        5,976,241      9.844643  to      17.855147        62,064,792
Lord Abbett Fundamental Equity Portfolio -- Class VC                    24,036     11.285819  to      12.880117           307,418
Lord Abbett Capital Structure Portfolio -- Class VC                  1,274,552     10.521868  to      14.294866        13,926,504
Lord Abbett Bond-Debenture Portfolio -- Class VC                     6,412,890     10.247516  to      15.389907        78,583,689
Lord Abbett Growth & Income Portfolio -- Class VC                    1,616,492      9.090114  to      13.993548        15,315,744
MFS Core Equity Series -- Class INIT                                 2,567,225      6.406723  to      15.274020        21,594,841
MFS Growth Series -- Class INIT                                      6,545,823      5.908062  to      15.206469        52,707,675
MFS Growth Series -- Class SRV                                         388,414     10.112173  to      15.209406         4,123,247
MFS Global Equity Series -- Class INIT                               1,596,101     12.972231  to      17.373146        23,611,747
MFS High Income Series -- Class INIT                                18,488,622     13.501766  to      16.899142       263,311,706
MFS Investors Growth Stock Series -- Class INIT                      6,576,751      6.313161  to      15.076536        51,240,578
MFS Investors Trust Series -- Class INIT                            37,360,622      8.741499  to      13.677553       352,340,123
MFS Investors Trust Series -- Class SRV                                297,394      9.436697  to      13.894493         2,964,231
MFS Mid Cap Growth Series -- Class INIT                             19,567,264      5.145768  to      17.788556       108,402,806
MFS New Discovery Series -- Class INIT                              19,217,097     10.928429  to      23.243486       279,973,069
MFS Total Return Series -- Class INIT                               72,134,200     12.382315  to      16.124833       992,918,667
MFS Total Return Series -- Class SRV                                 6,332,464      9.782756  to      12.878119        64,219,624
MFS Value Series -- Class INIT                                      15,092,076     13.429849  to      16.977153       240,883,219
MFS Value Series -- Class SRV                                       14,138,060      9.329606  to      13.736995       137,906,452
MFS Research Bond Series -- Class INIT                              21,546,341     11.566286  to      12.767630       259,662,497
MFS Research Bond Series -- Class SRV                                6,323,547      9.876812  to      12.405597        73,105,620
MFS Research International Series -- Class INIT                      4,278,033     12.383777  to      14.801561        55,389,560
MFS Research Series -- Class INIT                                    2,932,762     11.189423  to      14.676565        35,280,469
BlackRock Global Opportunities V.I. Fund -- Class I                     53,725     11.772777  to      15.280107           758,435
BlackRock Large Cap Growth V.I. Fund -- Class I                        126,306      8.601826  to      10.708596         1,249,603
Invesco Van Kampen V. I. International Growth Equity -- Class
 S2                                                                     51,555      9.410090  to       9.777615           496,434
UIF Mid Cap Growth Portfolio -- Class II                             2,511,545     11.460298  to      20.741220        29,986,902
Invesco Van Kampen V. I. Mid Cap Value Fund -- Class S2              1,564,972     10.128192  to      17.399742        16,937,461
Morgan Stanley -- Focus Growth Portfolio -- Class Y                    136,508      7.978864  to       8.636505         1,150,564
Morgan Stanley -- Capital Opportunities Portfolio -- Class Y           613,648      5.246144  to       5.678500         3,398,591
Morgan Stanley -- Mid Cap Growth Portfolio -- Class Y                   71,985     11.168445  to      12.088848           846,622
Morgan Stanley -- Flexible Income Portfolio -- Class Y                  68,187     10.783596  to      11.672055           780,405
Invesco V.I. Select Dimensions Dividend Growth Portfolio --
 Class S2                                                               18,242     10.134682  to      10.835269           192,139
Oppenheimer Capital Appreciation Fund/VA -- Class SRV                  298,124      8.954821  to      15.652531         2,800,542
Oppenheimer Global Securities Fund/VA -- Class SRV                   3,102,854      9.936086  to      16.640327        32,002,764
Oppenheimer Main Street Fund/VA -- Class SRV                           256,255      9.441614  to      14.731478         2,537,014
Oppenheimer Main Street Small Cap Fund/VA -- Class SRV               2,939,236     10.729552  to      17.628246        32,956,942
Oppenheimer Value Fund/VA -- Class SRV                                 143,100      9.199060  to      15.026440         1,389,456
Putnam VT Diversified Income Fund -- Class IB                        8,774,553     11.726340  to      17.706722       107,300,181
Putnam VT Global Asset Allocation Fund -- Class IB                     727,108     10.201866  to      15.472814         7,642,758
Putnam VT International Value Fund -- Class IB                         175,158      7.567555  to      13.872866         1,414,119
Putnam VT International Equity Fund -- Class IB                        184,549      7.929509  to      13.996731         1,530,117
Putnam VT Investors Fund -- Class IB                                     3,795     13.870722  to      13.870722            52,641
Putnam VT Small Cap Value -- Class IB                                  203,283     10.308076  to      16.943233         2,233,268
Putnam VT Voyager -- Class IB                                           34,353     11.118426  to      15.402708           513,917

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund -- Class IB                                36,701    $10.921139  to     $13.389583          $489,319
Jennison 20/20 Focus Portfolio -- Class II                             355,404      1.407108  to       1.492525           523,269
Jennison Portfolio -- Class II                                         116,634      0.897947  to       0.924809           106,650
Prudential Value Portfolio -- Class II                                 269,412      1.176590  to       1.217103           325,053
Invesco Van Kampen V. I. Growth and Income Fund -- Class S2          5,217,369      9.579982  to      15.617708        55,919,948
Invesco Van Kampen V. I. Comstock Fund -- Class S2                     211,931     13.925507  to      14.988434         3,105,136
Wells Fargo Advantage VT Index Asset Allocation Fund                   895,881      1.134366  to       1.247548         1,058,972
Wells Fargo Advantage VT Total Return Bond Fund                      4,657,934      1.332467  to      11.913757         6,596,959
Wells Fargo Advantage VT Intrinsic Value Fund -- Class 2             3,041,018      1.051224  to      12.968994         3,419,265
Wells Fargo Advantage VT International Equity Fund -- Class 2          155,090     12.120069  to      12.193157         1,886,410
Wells Fargo Advantage VT Small Cap Growth Fund                       1,949,054      1.563785  to      20.011357         3,274,796
Wells Fargo Advantage VT Discovery Fund                                121,343     14.889172  to      18.480499         1,890,354
Wells Fargo Advantage VT Small Cap Value Fund                           44,338     12.909634  to      13.537143           587,674
Wells Fargo Advantage VT Opportunity Fund                               23,563     12.679284  to      13.295704           307,789
Wells Fargo Advantage VT Core Equity Fund -- Class 2                     4,338     12.210912  to      12.266435            53,016
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VPS International Growth Portfolio -- Class
 B                                                                         311      8.340904  to       8.340904             2,592
Invesco V.I. Basic Value Fund -- Class S1                               47,702      1.080576  to       1.158485            52,734
Invesco V.I. Capital Appreciation Fund -- Class S1                      25,457      1.204471  to       1.255847            31,161
Invesco V.I. Core Equity Fund -- Class S1                                9,823     11.690539  to      11.931858           116,517
Invesco V.I. Government Securities Fund -- Class S1                    265,044      1.290550  to       1.383535           350,765
Invesco V.I. International Growth Fund -- Class S1                      52,264      2.011361  to       2.079428           108,212
Invesco V.I. Mid Cap Core Equity Fund -- Class S1                      100,692      1.773146  to       1.900907           181,200
Invesco V.I. Small Cap Equity Fund -- Class S1                             453     15.810634  to      15.810634             7,166
Invesco V.I. Large Cap Growth Fund -- Class S1                           5,229      1.201896  to      11.461427            10,023
American Funds Global Bond Fund -- Class 2                               6,787     12.590317  to      12.617063            85,585
American Funds Global Growth and Income Fund -- Class 2                 19,728     10.535571  to      10.916891           210,112
American Funds Asset Allocation Fund -- Class 2                         44,412     12.947485  to      15.099175           597,792
American Funds Blue Chip Income and Growth Fund -- Class 2             396,700      1.041977  to       1.118849           420,477
American Funds Bond Fund -- Class 2                                     37,602     13.920428  to      15.818424           546,204
American Funds Global Growth Fund -- Class 2                            37,469     12.746831  to      17.445402           603,893
American Funds Growth Fund -- Class 2                                  130,608      9.617146  to      15.366907         1,682,343
American Funds Growth-Income Fund -- Class 2                           185,376     12.288512  to      14.780327         2,388,346
American Funds International Fund -- Class 2                            37,923     12.276433  to      16.568395           557,689
American Funds New World Fund -- Class 2                                 4,487     25.693979  to      29.687121           122,151
American Funds Global Small Capitalization Fund -- Class 2               7,066     16.059663  to      22.377840           146,806
Franklin Rising Dividends Securities Fund -- Class 2                    16,702     14.476136  to      15.310662           243,642
Franklin Income Securities Fund -- Class 2                              86,307     16.176367  to      17.263025         1,422,309
Franklin Income Securities Fund -- Class 4                                 222     10.791840  to      10.791840             2,396
Franklin Large Cap Growth Securities Fund -- Class 2                     4,897     11.160712  to      11.510411            55,569
Franklin Global Real Estate Securities Fund -- Class 2                     493     17.659480  to      17.659480             8,699
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                13,821      8.451916  to      15.025305           160,154
Franklin Small Cap Value Securities Fund -- Class 2                      3,906      9.840955  to       9.857113            38,452
Franklin Strategic Income Securities Fund -- Class 1                    24,874     18.170485  to      20.868294           473,836
Mutual Shares Securities Fund -- Class 2                                38,044     14.056883  to      17.534020           584,490
Templeton Developing Markets Securities Fund -- Class 1                  2,257     23.623172  to      28.090642            59,976
Templeton Foreign Securities Fund -- Class 2                            23,053     12.497858  to      14.051270           309,508

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                             11,122    $12.024814  to     $13.995139          $141,200
Mutual Global Discovery Securities Fund -- Class 2                      17,151     20.518313  to      21.733036           355,209
Franklin Flex Cap Growth Securities Fund -- Class 2                      1,658     11.537119  to      11.775265            19,350
Franklin Large Cap Value Securities Fund -- Class 2                      2,541     10.279500  to      10.279500            26,120
Hartford Total Return Bond HLS Fund -- Class IA                            235     10.889911  to      10.889911             2,556
Hartford Capital Appreciation HLS Fund -- Class IA                         808      9.669885  to       9.669885             7,810
Hartford Dividend and Growth HLS Fund -- Class IA                          282      9.856610  to       9.856610             2,779
Hartford Money Market HLS Fund -- Class IA                             555,138      1.056032  to       1.146874           632,100
American Funds Asset Allocation HLS Fund -- Class IB                       227      9.801022  to       9.801022             2,229
American Funds Bond HLS Fund -- Class IB                                 6,844     10.346110  to      10.346110            70,807
American Funds Global Growth and Income HLS Fund -- Class IB               301      9.096222  to       9.096222             2,736
American Funds Global small Capitalization HLS Fund -- Class
 IB                                                                      3,122      9.672766  to       9.672766            30,196
American Funds Growth HLS Fund -- Class IB                               7,742      9.359771  to       9.359771            72,462
American Funds Growth-Income HLS Fund -- Class IB                        7,696      9.142787  to       9.142787            70,358
American Funds International HLS Fund -- Class IB                        4,671      8.990016  to       8.990016            41,992
MFS Core Equity Series -- Class INIT                                     3,605      6.936689  to       9.448727            33,579
MFS Growth Series -- Class INIT                                          5,050      6.312079  to       9.771444            44,985
MFS High Income Series -- Class INIT                                     8,066     14.433501  to      15.924769           120,466
MFS Investors Growth Stock Series -- Class INIT                         13,633      8.851891  to       9.273210           120,947
MFS Investors Trust Series -- Class INIT                                15,443      9.325710  to      10.970891           156,859
MFS Mid Cap Growth Series -- Class INIT                                  7,179      5.490474  to       5.675686            39,770
MFS New Discovery Series -- Class INIT                                  15,044     11.782080  to      19.971233           273,772
MFS Total Return Series -- Class INIT                                   66,535     13.209657  to      16.124833           953,178
MFS Value Series -- Class INIT                                          11,395     16.028067  to      16.464227           184,137
MFS Research Bond Series -- Class INIT                                   3,199     12.152175  to      12.401922            38,968

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $796,464                $1,026,852
                                      ------------              ------------
EXPENSES:
 Administrative Charges                         --                        --
 Mortality and Expense Risk
  Charges                                 (495,372)                 (593,905)
                                      ------------              ------------
  Total Expense                           (495,372)                 (593,905)
                                      ------------              ------------
  Net investment income (loss)             301,092                   432,947
                                      ------------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     26,200                   447,287
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,328,585                   581,493
                                      ------------              ------------
  Net gain (loss) on
   investments                           2,354,785                 1,028,780
                                      ------------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,655,877                $1,461,727
                                      ============              ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS         INVESCO V.I.
                                    SMALL/MID CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL                 BASIC
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $54,630                  $20,356                   $185,781                  $658,368
                                     ------------               ----------               ------------             -------------
EXPENSES:
 Administrative Charges                        --                       --                         --                  (170,665)
 Mortality and Expense Risk
  Charges                                (282,996)                 (17,919)                  (164,152)               (2,055,511)
                                     ------------               ----------               ------------             -------------
  Total Expense                          (282,996)                 (17,919)                  (164,152)               (2,226,176)
                                     ------------               ----------               ------------             -------------
  Net investment income
   (loss)                                (228,366)                   2,437                     21,629                (1,567,808)
                                     ------------               ----------               ------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (484,790)                  11,340                    154,628                10,116,732
 Net realized gain on
  distributions                                --                       --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,436,725                   95,470                    829,940                (2,779,580)
                                     ------------               ----------               ------------             -------------
  Net gain (loss) on
   investments                          2,951,935                  106,810                    984,568                 7,337,152
                                     ------------               ----------               ------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,723,569                 $109,247                 $1,006,197                $5,769,344
                                     ============               ==========               ============             =============

                                    INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                       CAPITAL                   CORE                   GOVERNMENT
                                  APPRECIATION FUND           EQUITY FUND            SECURITIES FUND
                                   SUB-ACCOUNT (2)          SUB-ACCOUNT (3)          SUB-ACCOUNT (4)
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $373,640               $2,166,345               $37,183,064
                                    -------------            -------------            --------------
EXPENSES:
 Administrative Charges                   (73,444)                (384,711)               (1,161,134)
 Mortality and Expense Risk
  Charges                                (896,475)              (3,878,792)              (13,465,665)
                                    -------------            -------------            --------------
  Total Expense                          (969,919)              (4,263,503)              (14,626,799)
                                    -------------            -------------            --------------
  Net investment income
   (loss)                                (596,279)              (2,097,158)               22,556,265
                                    -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,247,214)               1,530,677                 1,578,537
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,095,032               16,629,485                 4,670,412
                                    -------------            -------------            --------------
  Net gain (loss) on
   investments                          6,847,818               18,160,162                 6,248,949
                                    -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,251,539              $16,063,004               $28,805,214
                                    =============            =============            ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.
                                     INTERNATIONAL            MID CAP CORE
                                      GROWTH FUND              EQUITY FUND
                                    SUB-ACCOUNT (5)          SUB-ACCOUNT (6)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,577,992               $1,440,718
                                     -------------            -------------
EXPENSES:
 Administrative Charges                   (242,886)                (383,769)
 Mortality and Expense Risk
  Charges                               (3,450,447)              (4,378,585)
                                     -------------            -------------
  Total Expense                         (3,693,333)              (4,762,354)
                                     -------------            -------------
  Net investment income (loss)             884,659               (3,321,636)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,724,459)               2,994,356
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,494,392               29,125,444
                                     -------------            -------------
  Net gain (loss) on
   investments                          19,769,933               32,119,800
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $20,654,592              $28,798,164
                                     =============            =============

(5)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(6)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.             INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                      SMALL CAP               LARGE CAP                CAPITAL                  GLOBAL
                                     EQUITY FUND             GROWTH FUND           DEVELOPMENT FUND        MULTI-ASSET FUND
                                   SUB-ACCOUNT (7)         SUB-ACCOUNT (8)         SUB-ACCOUNT (9)         SUB-ACCOUNT (10)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $138,151                    $ --                 $47,535
                                    -------------            ------------            ------------            ------------
EXPENSES:
 Administrative Charges                    (1,397)                (53,634)                     --                      --
 Mortality and Expense Risk
  Charges                              (2,399,661)               (509,265)               (172,542)               (203,427)
                                    -------------            ------------            ------------            ------------
  Total Expense                        (2,401,058)               (562,899)               (172,542)               (203,427)
                                    -------------            ------------            ------------            ------------
  Net investment income
   (loss)                              (2,401,058)               (424,748)               (172,542)               (155,892)
                                    -------------            ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,985,380)                 49,150                 345,358                     788
 Net realized gain on
  distributions                                --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          33,926,309               4,550,169               1,288,575               1,314,885
                                    -------------            ------------            ------------            ------------
  Net gain (loss) on
   investments                         31,940,929               4,599,319               1,633,933               1,315,673
                                    -------------            ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $29,539,871              $4,174,571              $1,461,391              $1,159,781
                                    =============            ============            ============            ============

                                                            AMERICAN FUNDS
                                   AMERICAN FUNDS               GLOBAL                AMERICAN FUNDS
                                       GLOBAL                 GROWTH AND                  ASSET
                                     BOND FUND               INCOME FUND             ALLOCATION FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $8,626,723               $13,498,819               $23,738,311
                                    ------------            --------------            --------------
EXPENSES:
 Administrative Charges                       --                        --                (2,143,696)
 Mortality and Expense Risk
  Charges                             (5,251,973)               (8,514,019)              (19,031,045)
                                    ------------            --------------            --------------
  Total Expense                       (5,251,973)               (8,514,019)              (21,174,741)
                                    ------------            --------------            --------------
  Net investment income
   (loss)                              3,374,750                 4,984,800                 2,563,570
                                    ------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   48,271               (11,409,255)               (3,162,695)
 Net realized gain on
  distributions                               --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,079,511                55,457,512               124,094,215
                                    ------------            --------------            --------------
  Net gain (loss) on
   investments                         6,127,782                44,048,257               120,931,520
                                    ------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $9,502,532               $49,033,057              $123,495,090
                                    ============            ==============            ==============

(7)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(8)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(10) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND              AMERICAN FUNDS
                                      GROWTH FUND                BOND FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $12,567,096               $35,010,025
                                     --------------            --------------
EXPENSES:
 Administrative Charges                  (1,123,294)               (2,100,156)
 Mortality and Expense Risk
  Charges                               (11,898,841)              (18,384,880)
                                     --------------            --------------
  Total Expense                         (13,022,135)              (20,485,036)
                                     --------------            --------------
  Net investment income (loss)             (455,039)               14,524,989
                                     --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (9,278,317)                3,117,007
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            83,081,999                38,667,029
                                     --------------            --------------
  Net gain (loss) on
   investments                           73,803,682                41,784,036
                                     --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $73,348,643               $56,309,025
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                       GLOBAL                AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND            GROWTH-INCOME FUND        INTERNATIONAL FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,310,890               $18,553,690               $37,858,922               $16,104,279
                                    -------------            --------------            --------------            --------------
EXPENSES:
 Administrative Charges                  (880,608)               (4,598,754)               (4,564,857)               (1,403,815)
 Mortality and Expense Risk
  Charges                              (7,902,221)              (42,600,754)              (41,227,419)              (12,819,002)
                                    -------------            --------------            --------------            --------------
  Total Expense                        (8,782,829)              (47,199,508)              (45,792,276)              (14,222,817)
                                    -------------            --------------            --------------            --------------
  Net investment income
   (loss)                              (1,471,939)              (28,645,818)               (7,933,354)                1,881,462
                                    -------------            --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,775,955               (62,135,045)              (53,428,080)              (12,886,853)
 Net realized gain on
  distributions                                --                        --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          43,464,656               498,378,885               298,492,068                49,183,390
                                    -------------            --------------            --------------            --------------
  Net gain (loss) on
   investments                         46,240,611               436,243,840               245,063,988                36,296,537
                                    -------------            --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $44,768,672              $407,598,022              $237,130,634               $38,177,999
                                    =============            ==============            ==============            ==============

                                                                                     WELLS FARGO
                                                            AMERICAN FUNDS           ADVANTAGE VT
                                   AMERICAN FUNDS            GLOBAL SMALL               OMEGA
                                   NEW WORLD FUND         CAPITALIZATION FUND        GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (11)
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,531,313               $6,355,677               $15,892
                                    -------------            -------------            ----------
EXPENSES:
 Administrative Charges                  (708,687)                (649,406)                   --
 Mortality and Expense Risk
  Charges                              (6,627,943)              (5,983,041)              (37,767)
                                    -------------            -------------            ----------
  Total Expense                        (7,336,630)              (6,632,447)              (37,767)
                                    -------------            -------------            ----------
  Net investment income
   (loss)                                (805,317)                (276,770)              (21,875)
                                    -------------            -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,038,418                  273,673               (78,632)
 Net realized gain on
  distributions                                --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          57,721,091               68,894,084               329,461
                                    -------------            -------------            ----------
  Net gain (loss) on
   investments                         60,759,509               69,167,757               250,829
                                    -------------            -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $59,954,192              $68,890,987              $228,954
                                    =============            =============            ==========

(11) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with newly created Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FIDELITY VIP      FIDELITY VIP
                                       GROWTH          CONTRAFUND
                                     PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,091            $860,849
                                     ----------       -------------
EXPENSES:
 Administrative Charges                      --                  --
 Mortality and Expense Risk
  Charges                               (60,835)         (1,301,670)
                                     ----------       -------------
  Total Expense                         (60,835)         (1,301,670)
                                     ----------       -------------
  Net investment income (loss)          (59,744)           (440,821)
                                     ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 438,015           1,001,953
 Net realized gain on
  distributions                          12,646              39,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year           416,297          11,499,942
                                     ----------       -------------
  Net gain (loss) on
   investments                          866,958          12,541,069
                                     ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $807,214         $12,100,248
                                     ==========       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            FIDELITY VIP
                            FIDELITY VIP             FIDELITY VIP         DYNAMIC CAPITAL         FIDELITY VIP
                               MID CAP             VALUE STRATEGIES         APPRECIATION        STRATEGIC INCOME
                              PORTFOLIO               PORTFOLIO              PORTFOLIO              PORTFOLIO
                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (12)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $102,437                 $15,537                $2,266               $15,041
                            -------------            ------------            ----------             ---------
EXPENSES:
 Administrative Charges                --                      --                    --                    --
 Mortality and Expense
  Risk Charges                 (1,292,526)               (118,393)              (23,446)               (2,093)
                            -------------            ------------            ----------             ---------
  Total Expense                (1,292,526)               (118,393)              (23,446)               (2,093)
                            -------------            ------------            ----------             ---------
  Net investment income
   (loss)                      (1,190,089)               (102,856)              (21,180)               12,948
                            -------------            ------------            ----------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions        838,610                 343,793                74,003                  (118)
 Net realized gain on
  distributions                   264,730                      --                    --                 8,044
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         19,435,720                 947,681               198,796                (5,069)
                            -------------            ------------            ----------             ---------
  Net gain (loss) on
   investments                 20,539,060               1,291,474               272,799                 2,857
                            -------------            ------------            ----------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations            $19,348,971              $1,188,618              $251,619               $15,805
                            =============            ============            ==========             =========

                                    FRANKLIN                                           FRANKLIN
                                     RISING                   FRANKLIN                 LARGE CAP
                                   DIVIDENDS                   INCOME                   GROWTH
                                SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $11,301,622              $144,889,563               $1,100,495
                                 --------------            --------------            -------------
EXPENSES:
 Administrative Charges              (1,057,810)               (3,198,975)                (210,633)
 Mortality and Expense
  Risk Charges                      (11,304,526)              (34,251,438)              (2,281,835)
                                 --------------            --------------            -------------
  Total Expense                     (12,362,336)              (37,450,413)              (2,492,468)
                                 --------------            --------------            -------------
  Net investment income
   (loss)                            (1,060,714)              107,439,150               (1,391,973)
                                 --------------            --------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (7,008,439)                1,760,978               (1,946,939)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              129,290,019               110,637,885               15,536,142
                                 --------------            --------------            -------------
  Net gain (loss) on
   investments                      122,281,580               112,398,863               13,589,203
                                 --------------            --------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $121,220,866              $219,838,013              $12,197,230
                                 ==============            ==============            =============

(12) Funded as of February 22, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                        GLOBAL               SMALL-MID CAP
                                     REAL ESTATE                GROWTH
                                   SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $243,124                     $ --
                                     ------------            -------------
EXPENSES:
 Administrative Charges                   (13,984)                (476,798)
 Mortality and Expense Risk
  Charges                                (127,852)              (4,759,771)
                                     ------------            -------------
  Total Expense                          (141,836)              (5,236,569)
                                     ------------            -------------
  Net investment income (loss)            101,288               (5,236,569)
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (242,711)                (831,378)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,670,622               72,583,303
                                     ------------            -------------
  Net gain (loss) on
   investments                          1,427,911               71,751,925
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,529,199              $66,515,356
                                     ============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                  FRANKLIN                                           TEMPLETON
                                      SMALL CAP                STRATEGIC                                          DEVELOPING
                                        VALUE                    INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND          SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $788,860               $45,677,794               $18,945,236               $3,825,944
                                    -------------            --------------            --------------            -------------
EXPENSES:
 Administrative Charges                        --                (1,379,098)               (1,934,675)                (337,628)
 Mortality and Expense Risk
  Charges                              (1,580,099)              (15,548,487)              (18,970,590)              (3,674,848)
                                    -------------            --------------            --------------            -------------
  Total Expense                        (1,580,099)              (16,927,585)              (20,905,265)              (4,012,476)
                                    -------------            --------------            --------------            -------------
  Net investment income
   (loss)                                (791,239)               28,750,209                (1,960,029)                (186,532)
                                    -------------            --------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,331,229)                8,391,037               (25,044,050)               7,070,260
 Net realized gain on
  distributions                                --                        --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          19,173,945                47,390,303               134,188,163               22,808,917
                                    -------------            --------------            --------------            -------------
  Net gain (loss) on
   investments                         16,842,716                55,781,340               109,144,113               29,879,177
                                    -------------            --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $16,051,477               $84,531,549              $107,184,084              $29,692,645
                                    =============            ==============            ==============            =============


                                      TEMPLETON                TEMPLETON                TEMPLETON
                                       FOREIGN               GLOBAL ASSET                 GROWTH
                                   SECURITIES FUND          ALLOCATION FUND          SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (13)            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,105,336                 $285,351                $7,912,749
                                    -------------            -------------            --------------
EXPENSES:
 Administrative Charges                  (716,535)                  (3,716)                 (937,648)
 Mortality and Expense Risk
  Charges                              (7,242,674)                 (32,221)               (9,177,643)
                                    -------------            -------------            --------------
  Total Expense                        (7,959,209)                 (35,937)              (10,115,291)
                                    -------------            -------------            --------------
  Net investment income
   (loss)                                 146,127                  249,414                (2,202,542)
                                    -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (6,439,586)              (7,640,707)              (30,006,449)
 Net realized gain on
  distributions                                --                  454,059                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          31,390,791                7,129,692                60,443,374
                                    -------------            -------------            --------------
  Net gain (loss) on
   investments                         24,951,205                  (56,956)               30,436,925
                                    -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $25,097,332                 $192,458               $28,234,383
                                    =============            =============            ==============

(13) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 FRANKLIN
                                         MUTUAL                  FLEX CAP
                                    GLOBAL DISCOVERY              GROWTH
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $7,711,737                    $ --
                                     --------------            ------------
EXPENSES:
 Administrative Charges                    (865,838)                (93,256)
 Mortality and Expense Risk
  Charges                                (9,599,523)               (868,154)
                                     --------------            ------------
  Total Expense                         (10,465,361)               (961,410)
                                     --------------            ------------
  Net investment income (loss)           (2,753,624)               (961,410)
                                     --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,106,194)               (209,409)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            65,200,846               8,212,086
                                     --------------            ------------
  Net gain (loss) on
   investments                           61,094,652               8,002,677
                                     --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $58,341,028              $7,041,267
                                     ==============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                                             HARTFORD
                                     LARGE CAP                TEMPLETON                HARTFORD             TOTAL
                                       VALUE                 GLOBAL BOND               ADVISERS          RETURN BOND
                                  SECURITIES FUND          SECURITIES FUND             HLS FUND            HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $521,272               $1,726,737                $187,794          $30,213,319
                                    ------------            -------------            ------------       --------------
EXPENSES:
 Administrative Charges                  (50,209)                      --                      --                   --
 Mortality and Expense Risk
  Charges                               (437,366)              (1,906,764)               (191,882)         (10,059,947)
                                    ------------            -------------            ------------       --------------
  Total Expense                         (487,575)              (1,906,764)               (191,882)         (10,059,947)
                                    ------------            -------------            ------------       --------------
  Net investment income
   (loss)                                 33,697                 (180,027)                 (4,088)          20,153,372
                                    ------------            -------------            ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (82,224)                  78,545                 103,888              995,188
 Net realized gain on
  distributions                               --                  310,394                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,060,188               13,534,727               1,178,047           17,169,107
                                    ------------            -------------            ------------       --------------
  Net gain (loss) on
   investments                         2,977,964               13,923,666               1,281,935           18,164,295
                                    ------------            -------------            ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,011,661              $13,743,639              $1,277,847          $38,317,667
                                    ============            =============            ============       ==============

                                  HARTFORD            HARTFORD
                                  CAPITAL             DIVIDEND               HARTFORD
                                APPRECIATION         AND GROWTH           GLOBAL RESEARCH
                                  HLS FUND            HLS FUND               HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (14)
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $5,599,277          $9,071,519               $8,211
                               --------------       -------------            ---------
EXPENSES:
 Administrative Charges                    --                  --                   --
 Mortality and Expense Risk
  Charges                         (10,425,087)         (6,331,851)             (10,540)
                               --------------       -------------            ---------
  Total Expense                   (10,425,087)         (6,331,851)             (10,540)
                               --------------       -------------            ---------
  Net investment income
   (loss)                          (4,825,810)          2,739,668               (2,329)
                               --------------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             4,227,570             719,449                4,987
 Net realized gain on
  distributions                            --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     105,999,633          48,664,020               79,736
                               --------------       -------------            ---------
  Net gain (loss) on
   investments                    110,227,203          49,383,469               84,723
                               --------------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                    $105,401,393         $52,123,137              $82,394
                               ==============       =============            =========

(14) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        HARTFORD
                                      HARTFORD         DISCIPLINED
                                   GLOBAL GROWTH         EQUITY
                                      HLS FUND          HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,941          $1,264,286
                                     ----------       -------------
EXPENSES:
 Administrative Charges                      --                  --
 Mortality and Expense Risk
  Charges                               (23,678)         (1,372,947)
                                     ----------       -------------
  Total Expense                         (23,678)         (1,372,947)
                                     ----------       -------------
  Net investment income (loss)          (19,737)           (108,661)
                                     ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  32,014             282,034
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           157,735          11,594,560
                                     ----------       -------------
  Net gain (loss) on
   investments                          189,749          11,876,594
                                     ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $170,012         $11,767,933
                                     ==========       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD
                                      HARTFORD            GROWTH                  HARTFORD               HARTFORD
                                       GROWTH          OPPORTUNITIES             HIGH YIELD                INDEX
                                      HLS FUND           HLS FUND                 HLS FUND               HLS FUND
                                  SUB-ACCOUNT (15)      SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (16)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $23,168             $22,488                $312,190                $1,622
                                    ------------       -------------            ------------             ---------
EXPENSES:
 Administrative Charges                       --                  --                      --                    --
 Mortality and Expense Risk
  Charges                               (236,134)         (2,228,968)               (751,018)                 (297)
                                    ------------       -------------            ------------             ---------
  Total Expense                         (236,134)         (2,228,968)               (751,018)                 (297)
                                    ------------       -------------            ------------             ---------
  Net investment income
   (loss)                               (212,966)         (2,206,480)               (438,828)                1,325
                                    ------------       -------------            ------------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  496,988             759,267                 134,561                    19
 Net realized gain on
  distributions                               --                  --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,340,788          25,902,224               6,320,151                11,619
                                    ------------       -------------            ------------             ---------
  Net gain (loss) on
   investments                         3,837,776          26,661,491               6,454,712                11,638
                                    ------------       -------------            ------------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,624,810         $24,455,011              $6,015,884               $12,963
                                    ============       =============            ============             =========

                                      HARTFORD                HARTFORD
                                   INTERNATIONAL           SMALL/MID CAP          HARTFORD
                                   OPPORTUNITIES               EQUITY           MONEY MARKET
                                      HLS FUND                HLS FUND            HLS FUND
                                  SUB-ACCOUNT (17)        SUB-ACCOUNT (18)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $404,968                 $72,784                 $ --
                                    ------------            ------------       --------------
EXPENSES:
 Administrative Charges                       --                      --           (1,268,388)
 Mortality and Expense Risk
  Charges                               (466,415)               (158,868)         (14,384,724)
                                    ------------            ------------       --------------
  Total Expense                         (466,415)               (158,868)         (15,653,112)
                                    ------------            ------------       --------------
  Net investment income
   (loss)                                (61,447)                (86,084)         (15,653,112)
                                    ------------            ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   49,635                 411,083                   --
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,856,181               1,857,223                   --
                                    ------------            ------------       --------------
  Net gain (loss) on
   investments                         3,905,816               2,268,306                   --
                                    ------------            ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,844,369              $2,182,222         $(15,653,112)
                                    ============            ============       ==============

(15) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(16) Funded as of March 8, 2010.

(17) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(18) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                    $ --
                                     ------------            ------------
EXPENSES:
 Administrative Charges                        --                      --
 Mortality and Expense Risk
  Charges                                (197,835)                (84,249)
                                     ------------            ------------
  Total Expense                          (197,835)                (84,249)
                                     ------------            ------------
  Net investment income (loss)           (197,835)                (84,249)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   482,580                  20,517
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,186,182               1,688,405
                                     ------------            ------------
  Net gain (loss) on
   investments                          2,668,762               1,708,922
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,470,927              $1,624,673
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                     HARTFORD           U.S. GOVERNMENT              HARTFORD              AMERICAN FUNDS
                                      STOCK                SECURITIES                 VALUE               ASSET ALLOCATION
                                     HLS FUND               HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (19)(20)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,433              $2,497,579                 $340,812                 $688,995
                                    ----------            ------------             ------------             ------------
EXPENSES:
 Administrative Charges                     --                      --                       --                       --
 Mortality and Expense Risk
  Charges                              (33,517)               (877,826)                (319,348)                (656,207)
                                    ----------            ------------             ------------             ------------
  Total Expense                        (33,517)               (877,826)                (319,348)                (656,207)
                                    ----------            ------------             ------------             ------------
  Net investment income
   (loss)                              (10,084)              1,619,753                   21,464                   32,788
                                    ----------            ------------             ------------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 29,811                 (55,947)               1,931,773                  327,008
 Net realized gain on
  distributions                             --                      --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          214,678                (518,050)                 668,972                3,598,634
                                    ----------            ------------             ------------             ------------
  Net gain (loss) on
   investments                         244,489                (573,997)               2,600,745                3,925,642
                                    ----------            ------------             ------------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $234,405              $1,045,756               $2,622,209               $3,958,430
                                    ==========            ============             ============             ============

                                   AMERICAN FUNDS
                                     BLUE CHIP
                                     INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                   BOND                 GLOBAL BOND
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $711,959               $3,764,282                $355,864
                                    ------------            -------------            ------------
EXPENSES:
 Administrative Charges                       --                       --                      --
 Mortality and Expense Risk
  Charges                               (411,829)              (2,641,005)               (558,577)
                                    ------------            -------------            ------------
  Total Expense                         (411,829)              (2,641,005)               (558,577)
                                    ------------            -------------            ------------
  Net investment income
   (loss)                                300,130                1,123,277                (202,713)
                                    ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  496,529                  247,484                  67,363
 Net realized gain on
  distributions                               --                       --                  26,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,690,832                5,544,727               1,102,223
                                    ------------            -------------            ------------
  Net gain (loss) on
   investments                         2,187,361                5,792,211               1,196,581
                                    ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,487,491               $6,915,488                $993,868
                                    ============            =============            ============

(19) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(20) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME             GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,339,724                $246,403
                                     -------------            ------------
EXPENSES:
 Administrative Charges                         --                      --
 Mortality and Expense Risk
  Charges                               (1,190,855)               (464,313)
                                     -------------            ------------
  Total Expense                         (1,190,855)               (464,313)
                                     -------------            ------------
  Net investment income (loss)             148,869                (217,910)
                                     -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,173,874                 252,003
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,959,384               2,529,093
                                     -------------            ------------
  Net gain (loss) on
   investments                           6,133,258               2,781,096
                                     -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $6,282,127              $2,563,186
                                     =============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                   CAPITALIZATION               GROWTH                GROWTH-INCOME            INTERNATIONAL
                                      HLS FUND                 HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $8,499               $1,264,395               $1,789,614               $1,751,850
                                    -------------            -------------            -------------            -------------
EXPENSES:
 Administrative Charges                        --                       --                       --                       --
 Mortality and Expense Risk
  Charges                                (895,315)              (4,262,779)              (2,283,190)              (2,817,472)
                                    -------------            -------------            -------------            -------------
  Total Expense                          (895,315)              (4,262,779)              (2,283,190)              (2,817,472)
                                    -------------            -------------            -------------            -------------
  Net investment income
   (loss)                                (886,816)              (2,998,384)                (493,576)              (1,065,622)
                                    -------------            -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   879,574                1,963,001                  636,760                  877,091
 Net realized gain on
  distributions                                --                       --                       --                  596,098
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,528,921               43,095,108               12,844,348               10,447,933
                                    -------------            -------------            -------------            -------------
  Net gain (loss) on
   investments                         11,408,495               45,058,109               13,481,108               11,921,122
                                    -------------            -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,521,679              $42,059,725              $12,987,532              $10,855,500
                                    =============            =============            =============            =============


                                   AMERICAN FUNDS           LORD ABBETT            LORD ABBETT
                                     NEW WORLD              FUNDAMENTAL         CAPITAL STRUCTURE
                                      HLS FUND           EQUITY PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (21)        SUB-ACCOUNT (22)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $503,660                  $772                 $375,938
                                    ------------             ---------             ------------
EXPENSES:
 Administrative Charges                       --                    --                       --
 Mortality and Expense Risk
  Charges                               (891,394)                 (839)                (179,462)
                                    ------------             ---------             ------------
  Total Expense                         (891,394)                 (839)                (179,462)
                                    ------------             ---------             ------------
  Net investment income
   (loss)                               (387,734)                  (67)                 196,476
                                    ------------             ---------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  222,063                   615                   47,935
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          8,108,779                37,290                1,368,348
                                    ------------             ---------             ------------
  Net gain (loss) on
   investments                         8,330,842                37,905                1,416,283
                                    ------------             ---------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,943,108               $37,838               $1,612,759
                                    ============             =========             ============

(21) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(22) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             LORD ABBETT
                                     LORD ABBETT               GROWTH &
                                    BOND-DEBENTURE              INCOME
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,573,187                 $78,450
                                     ------------            ------------
EXPENSES:
 Administrative Charges                        --                      --
 Mortality and Expense Risk
  Charges                              (1,214,065)               (199,895)
                                     ------------            ------------
  Total Expense                        (1,214,065)               (199,895)
                                     ------------            ------------
  Net investment income (loss)          3,359,122                (121,445)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   228,896                  25,917
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,971,013               2,112,576
                                     ------------            ------------
  Net gain (loss) on
   investments                          4,199,909               2,138,493
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,559,031              $2,017,048
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS CORE          MFS GROWTH               MFS GLOBAL               MFS HIGH
                                EQUITY SERIES          SERIES               EQUITY SERIES            INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $228,960             $58,136                $226,136              $18,341,320
                                 ------------       -------------            ------------            -------------
EXPENSES:
 Administrative Charges               (33,785)            (82,493)                (38,669)                (431,689)
 Mortality and Expense
  Risk Charges                       (317,542)           (848,463)               (368,691)              (4,206,331)
                                 ------------       -------------            ------------            -------------
  Total Expense                      (351,327)           (930,956)               (407,360)              (4,638,020)
                                 ------------       -------------            ------------            -------------
  Net investment income
   (loss)                            (122,367)           (872,820)               (181,224)              13,703,300
                                 ------------       -------------            ------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (799,022)         (1,040,083)               (139,425)               2,863,222
 Net realized gain on
  distributions                            --                  --                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              3,910,368           8,647,251               2,501,014               12,340,036
                                 ------------       -------------            ------------            -------------
  Net gain (loss) on
   investments                      3,111,346           7,607,168               2,361,589               15,203,258
                                 ------------       -------------            ------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $2,988,979          $6,734,348              $2,180,365              $28,906,558
                                 ============       =============            ============            =============

                                MFS INVESTORS
                                    GROWTH               MFS INVESTORS             MFS MID CAP
                                 STOCK SERIES            TRUST SERIES             GROWTH SERIES
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $240,298               $4,145,677                     $ --
                                 ------------            -------------            -------------
EXPENSES:
 Administrative Charges               (86,709)                (593,630)                (159,743)
 Mortality and Expense
  Risk Charges                       (830,979)              (5,756,321)              (1,574,223)
                                 ------------            -------------            -------------
  Total Expense                      (917,688)              (6,349,951)              (1,733,966)
                                 ------------            -------------            -------------
  Net investment income
   (loss)                            (677,390)              (2,204,274)              (1,733,966)
                                 ------------            -------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (276,402)              (2,752,586)                (927,387)
 Net realized gain on
  distributions                            --                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              5,798,348               36,230,905               24,915,815
                                 ------------            -------------            -------------
  Net gain (loss) on
   investments                      5,521,946               33,478,319               23,988,428
                                 ------------            -------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $4,844,556              $31,274,045              $22,254,462
                                 ============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                        MFS NEW            MFS TOTAL
                                   DISCOVERY SERIES      RETURN SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --          $29,694,736
                                     -------------       --------------
EXPENSES:
 Administrative Charges                   (424,257)          (1,758,997)
 Mortality and Expense Risk
  Charges                               (4,149,351)         (16,860,066)
                                     -------------       --------------
  Total Expense                         (4,573,608)         (18,619,063)
                                     -------------       --------------
  Net investment income (loss)          (4,573,608)          11,075,673
                                     -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,347,360)         (18,436,544)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,918,174           88,482,804
                                     -------------       --------------
  Net gain (loss) on
   investments                          76,570,814           70,046,260
                                     -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $71,997,206          $81,121,933
                                     =============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              MFS VALUE              MFS RESEARCH             MFS RESEARCH             MFS RESEARCH
                               SERIES                 BOND SERIES         INTERNATIONAL SERIES            SERIES
                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                     $5,039,289               $8,783,398                 $863,186                $333,264
                            -------------            -------------            -------------            ------------
EXPENSES:
 Administrative Charges          (354,984)                (459,192)                 (95,510)                (62,856)
 Mortality and Expense
  Risk Charges                 (5,443,258)              (5,001,639)                (851,606)               (392,818)
                            -------------            -------------            -------------            ------------
  Total Expense                (5,798,242)              (5,460,831)                (947,116)               (455,674)
                            -------------            -------------            -------------            ------------
  Net investment income
   (loss)                        (758,953)               3,322,567                  (83,930)               (122,410)
                            -------------            -------------            -------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions     (2,574,740)                 881,242               (1,748,773)                131,652
 Net realized gain on
  distributions                        --                  909,571                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         37,261,215               10,363,816                6,254,773               4,314,386
                            -------------            -------------            -------------            ------------
  Net gain (loss) on
   investments                 34,686,475               12,154,629                4,506,000               4,446,038
                            -------------            -------------            -------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations            $33,927,522              $15,477,196               $4,422,070              $4,323,628
                            =============            =============            =============            ============

                                                                                    INVESCO
                                    BLACKROCK               BLACKROCK          VAN KAMPEN V. I.
                                     GLOBAL                 LARGE CAP            INTERNATIONAL
                             OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND        GROWTH EQUITY
                                SUB-ACCOUNT (23)           SUB-ACCOUNT         SUB-ACCOUNT (24)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,654                  $13,572                $5,118
                                    ---------               ----------             ---------
EXPENSES:
 Administrative Charges                (1,252)                  (1,863)                   --
 Mortality and Expense
  Risk Charges                        (13,246)                 (21,493)               (6,664)
                                    ---------               ----------             ---------
  Total Expense                       (14,498)                 (23,356)               (6,664)
                                    ---------               ----------             ---------
  Net investment income
   (loss)                              (9,844)                  (9,784)               (1,546)
                                    ---------               ----------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             12,298                   23,994                (1,601)
 Net realized gain on
  distributions                            --                       --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 60,365                  143,004                33,177
                                    ---------               ----------             ---------
  Net gain (loss) on
   investments                         72,663                  166,998                31,576
                                    ---------               ----------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations                    $62,819                 $157,214               $30,030
                                    =========               ==========             =========

(23) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(24) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               INVESCO
                                     UIF MID CAP           VAN KAMPEN V. I.
                                        GROWTH                 MID CAP
                                      PORTFOLIO               VALUE FUND
                                   SUB-ACCOUNT (25)        SUB-ACCOUNT (26)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $128,585
                                     ------------            ------------
EXPENSES:
 Administrative Charges                        --                      --
 Mortality and Expense Risk
  Charges                                (377,479)               (217,197)
                                     ------------            ------------
  Total Expense                          (377,479)               (217,197)
                                     ------------            ------------
  Net investment income (loss)           (377,479)                (88,612)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,263,252                 334,630
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,305,699               2,784,756
                                     ------------            ------------
  Net gain (loss) on
   investments                          7,568,951               3,119,386
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,191,472              $3,030,774
                                     ============            ============

(25) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(26) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      MORGAN STANLEY --       MORGAN STANLEY --
                              MORGAN STANLEY --            CAPITAL                 MID CAP            MORGAN STANLEY --
                                 FOCUS GROWTH           OPPORTUNITIES               GROWTH             FLEXIBLE INCOME
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                    $ --                    $ --                $46,195
                                  ----------              ----------              ----------              ---------
EXPENSES:
 Administrative Charges               (2,035)                 (6,151)                 (1,508)                (1,568)
 Mortality and Expense
  Risk Charges                       (15,058)                (46,418)                (11,422)               (11,210)
                                  ----------              ----------              ----------              ---------
  Total Expense                      (17,093)                (52,569)                (12,930)               (12,778)
                                  ----------              ----------              ----------              ---------
  Net investment income
   (loss)                            (17,093)                (52,569)                (12,930)                33,417
                                  ----------              ----------              ----------              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            30,970                   7,263                   5,578                  8,031
 Net realized gain on
  distributions                           --                      --                      --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               225,558                 756,396                 210,401                 13,497
                                  ----------              ----------              ----------              ---------
  Net gain (loss) on
   investments                       256,528                 763,659                 215,979                 21,528
                                  ----------              ----------              ----------              ---------
  Net increase (decrease)
   in net assets resulting
   from operations                  $239,435                $711,090                $203,049                $54,945
                                  ==========              ==========              ==========              =========

                             INVESCO V.I. SELECT       OPPENHEIMER
                                 DIMENSIONS              CAPITAL              OPPENHEIMER
                                  DIVIDEND             APPRECIATION        GLOBAL SECURITIES
                              GROWTH PORTFOLIO           FUND/VA                FUND/VA
                              SUB-ACCOUNT (27)         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $2,774                   $ --                $371,287
                                  ---------             ----------            ------------
EXPENSES:
 Administrative Charges                (376)                    --                      --
 Mortality and Expense
  Risk Charges                       (2,871)               (45,713)               (465,063)
                                  ---------             ----------            ------------
  Total Expense                      (3,247)               (45,713)               (465,063)
                                  ---------             ----------            ------------
  Net investment income
   (loss)                              (473)               (45,713)                (93,776)
                                  ---------             ----------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (5,544)                86,584                 707,620
 Net realized gain on
  distributions                          --                     --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               21,783                136,581               3,359,537
                                  ---------             ----------            ------------
  Net gain (loss) on
   investments                       16,239                223,165               4,067,157
                                  ---------             ----------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $15,766               $177,452              $3,973,381
                                  =========             ==========            ============

(27) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           OPPENHEIMER
                                    OPPENHEIMER            MAIN STREET
                                    MAIN STREET             SMALL CAP
                                      FUND/VA                FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $19,432                $129,059
                                     ----------            ------------
EXPENSES:
 Administrative Charges                      --                      --
 Mortality and Expense Risk
  Charges                               (34,115)               (472,703)
                                     ----------            ------------
  Total Expense                         (34,115)               (472,703)
                                     ----------            ------------
  Net investment income (loss)          (14,683)               (343,644)
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  76,705                 601,935
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           230,485               5,799,114
                                     ----------            ------------
  Net gain (loss) on
   investments                          307,190               6,401,049
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $292,507              $6,057,405
                                     ==========            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER         PUTNAM VT               PUTNAM VT             PUTNAM VT
                                      VALUE           DIVERSIFIED            GLOBAL ASSET          INTERNATIONAL
                                     FUND/VA          INCOME FUND           ALLOCATION FUND         VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT (28)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,346         $15,305,506               $386,638              $47,468
                                    ----------       -------------            -----------            ---------
EXPENSES:
 Administrative Charges                     --                  --                     --                   --
 Mortality and Expense Risk
  Charges                              (22,861)         (1,703,238)              (107,672)             (22,132)
                                    ----------       -------------            -----------            ---------
  Total Expense                        (22,861)         (1,703,238)              (107,672)             (22,132)
                                    ----------       -------------            -----------            ---------
  Net investment income
   (loss)                               (9,515)         13,602,268                278,966               25,336
                                    ----------       -------------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 86,971             517,195                    788               44,096
 Net realized gain on
  distributions                             --                  --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           86,982          (3,184,933)               583,397               10,044
                                    ----------       -------------            -----------            ---------
  Net gain (loss) on
   investments                         173,953          (2,667,738)               584,185               54,140
                                    ----------       -------------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $164,438         $10,934,530               $863,151              $79,476
                                    ==========       =============            ===========            =========

                                    PUTNAM VT                                  PUTNAM VT
                                  INTERNATIONAL           PUTNAM VT            SMALL CAP
                                   EQUITY FUND         INVESTORS FUND            VALUE
                                   SUB-ACCOUNT        SUB-ACCOUNT (29)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $51,451                $123                 $6,185
                                    ----------             -------             ----------
EXPENSES:
 Administrative Charges                     --                  --                     --
 Mortality and Expense Risk
  Charges                              (25,552)                (96)               (34,271)
                                    ----------             -------             ----------
  Total Expense                        (25,552)                (96)               (34,271)
                                    ----------             -------             ----------
  Net investment income
   (loss)                               25,899                  27                (28,086)
                                    ----------             -------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,187                 296                  1,380
 Net realized gain on
  distributions                             --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           69,502               5,571                425,752
                                    ----------             -------             ----------
  Net gain (loss) on
   investments                          74,689               5,867                427,132
                                    ----------             -------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $100,588              $5,894               $399,046
                                    ==========             =======             ==========

(28) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(29) Funded as of March 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          PUTNAM VT
                                     PUTNAM VT             EQUITY
                                      VOYAGER            INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,205               $1,321
                                     ---------            ---------
EXPENSES:
 Administrative Charges                     --                   --
 Mortality and Expense Risk
  Charges                               (1,417)              (1,046)
                                     ---------            ---------
  Total Expense                         (1,417)              (1,046)
                                     ---------            ---------
  Net investment income (loss)             788                  275
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,089                  527
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           55,217               37,809
                                     ---------            ---------
  Net gain (loss) on
   investments                          56,306               38,336
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $57,094              $38,611
                                     =========            =========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     INVESCO
                                 JENNISON 20/20                              PRUDENTIAL          VAN KAMPEN V. I.
                                      FOCUS              JENNISON               VALUE               GROWTH AND
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO            INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (30)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $16                 $991                 $52,153
                                    ---------            ---------            ---------            ------------
EXPENSES:
 Administrative Charges                  (712)                (147)                  --                 (20,452)
 Mortality and Expense Risk
  Charges                              (8,005)              (2,000)              (5,312)               (593,267)
                                    ---------            ---------            ---------            ------------
  Total Expense                        (8,717)              (2,147)              (5,312)               (613,719)
                                    ---------            ---------            ---------            ------------
  Net investment income
   (loss)                              (8,717)              (2,131)              (4,321)               (561,566)
                                    ---------            ---------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,940                 (881)                 112                 322,113
 Net realized gain on
  distributions                            --                   --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          34,009               11,362               37,414               6,120,481
                                    ---------            ---------            ---------            ------------
  Net gain (loss) on
   investments                         35,949               10,481               37,526               6,442,594
                                    ---------            ---------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $27,232               $8,350              $33,205              $5,881,028
                                    =========            =========            =========            ============

                                                         WELLS FARGO            WELLS FARGO
                                     INVESCO             ADVANTAGE VT          ADVANTAGE VT
                                 VAN KAMPEN V. I.        INDEX ASSET           TOTAL RETURN
                                  COMSTOCK FUND        ALLOCATION FUND           BOND FUND
                                 SUB-ACCOUNT (31)      SUB-ACCOUNT (32)         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,862               $18,357               $253,940
                                    ----------            ----------            -----------
EXPENSES:
 Administrative Charges                 (5,782)                   --                     --
 Mortality and Expense Risk
  Charges                              (43,583)              (20,403)              (146,020)
                                    ----------            ----------            -----------
  Total Expense                        (49,365)              (20,403)              (146,020)
                                    ----------            ----------            -----------
  Net investment income
   (loss)                              (45,503)               (2,046)               107,920
                                    ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (56,388)              (13,321)                 1,625
 Net realized gain on
  distributions                             --                    --                205,496
 Net unrealized appreciation
  (depreciation) of
  investments during the year          477,380               123,680                 36,996
                                    ----------            ----------            -----------
  Net gain (loss) on
   investments                         420,992               110,359                244,117
                                    ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $375,489              $108,313               $352,037
                                    ==========            ==========            ===========

(30) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(32) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       WELLS FARGO               WELLS FARGO
                                      ADVANTAGE VT              ADVANTAGE VT
                                        INTRINSIC               INTERNATIONAL
                                       VALUE FUND                EQUITY FUND
                                  SUB-ACCOUNT (33)(34)        SUB-ACCOUNT (35)
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $28,816                    $11,436
                                       -----------              -------------
EXPENSES:
 Administrative Charges                         --                         --
 Mortality and Expense Risk
  Charges                                  (61,073)                   (31,523)
                                       -----------              -------------
  Total Expense                            (61,073)                   (31,523)
                                       -----------              -------------
  Net investment income (loss)             (32,257)                   (20,087)
                                       -----------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (199,550)                (1,176,469)
 Net realized gain on
  distributions                                 --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              601,652                  1,428,875
                                       -----------              -------------
  Net gain (loss) on
   investments                             402,102                    252,406
                                       -----------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $369,845                   $232,319
                                       ===========              =============

(33) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(34) Effective July 16, 2010 Wells Fargo Advantage VT Equity Income Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(35) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT          WELLS FARGO
                                      MONEY              SMALL CAP            ADVANTAGE VT
                                   MARKET FUND          GROWTH FUND          DISCOVERY FUND
                                SUB-ACCOUNT (36)        SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $263                  $ --                  $ --
                                    ---------            ----------            ----------
EXPENSES:
 Administrative Charges                    --                    --                    --
 Mortality and Expense Risk
  Charges                             (26,364)              (56,429)              (28,651)
                                    ---------            ----------            ----------
  Total Expense                       (26,364)              (56,429)              (28,651)
                                    ---------            ----------            ----------
  Net investment income
   (loss)                             (26,101)              (56,429)              (28,651)
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --               (51,646)               17,915
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               767,139               448,581
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                             --               715,493               466,496
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(26,101)             $659,064              $437,845
                                    =========            ==========            ==========

                                   WELLS FARGO                                  WELLS FARGO
                                  ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT
                                    SMALL CAP           ADVANTAGE VT               CORE
                                   VALUE FUND         OPPORTUNITY FUND          EQUITY FUND
                                SUB-ACCOUNT (37)         SUB-ACCOUNT         SUB-ACCOUNT (38)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,568                $1,034                   $574
                                    ---------             ---------              ---------
EXPENSES:
 Administrative Charges                    --                    --                     --
 Mortality and Expense Risk
  Charges                             (10,253)               (3,140)                (1,080)
                                    ---------             ---------              ---------
  Total Expense                       (10,253)               (3,140)                (1,080)
                                    ---------             ---------              ---------
  Net investment income
   (loss)                              (1,685)               (2,106)                  (506)
                                    ---------             ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (5,648)                 (874)                (6,716)
 Net realized gain on
  distributions                            --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          91,361                45,585                 11,836
                                    ---------             ---------              ---------
  Net gain (loss) on
   investments                         85,713                44,711                  5,120
                                    ---------             ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $84,028               $42,605                 $4,614
                                    =========             =========              =========

(36) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(37) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(38) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with newly created Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $301,092                   $432,947
 Net realized gain (loss) on
  security transactions                      26,200                    447,287
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,328,585                    581,493
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,655,877                  1,461,727
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                1,488,231                    764,827
 Net transfers                            4,136,392                  2,508,435
 Surrenders for benefit
  payments and fees                      (2,070,169)                (2,246,589)
 Net annuity transactions                        --                         --
 Other                                         (250)                        --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       3,554,204                  1,026,673
                                      -------------              -------------
 Net increase (decrease) in
  net assets                              6,210,081                  2,488,400
NET ASSETS:
 Beginning of year                       28,139,542                 37,579,414
                                      -------------              -------------
 End of year                            $34,349,623                $40,067,814
                                      =============              =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            ALLIANCEBERNSTEIN VPS                           ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                SMALL/MID CAP       ALLIANCEBERNSTEIN VPS       INTERNATIONAL              BASIC
                               VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO           VALUE FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (1)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(228,366)                $2,437                  $21,629             $(1,567,808)
 Net realized gain (loss)
  on security transactions           (484,790)                11,340                  154,628              10,116,732
 Net realized gain on
  distributions                            --                     --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              3,436,725                 95,470                  829,940              (2,779,580)
                                -------------           ------------            -------------          --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   2,723,569                109,247                1,006,197               5,769,344
                                -------------           ------------            -------------          --------------
UNIT TRANSACTIONS:
 Purchases                          1,765,610                  8,855                  116,479                 875,306
 Net transfers                      8,665,074                (49,300)                (714,084)            (23,803,732)
 Surrenders for benefit
  payments and fees                  (726,185)               (29,558)                (402,636)            (17,162,141)
 Net annuity transactions                  --                     --                     (417)                (12,399)
 Other                                     --                     --                       --                      --
                                -------------           ------------            -------------          --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            9,704,499                (70,003)              (1,000,658)            (40,102,966)
                                -------------           ------------            -------------          --------------
 Net increase (decrease)
  in net assets                    12,428,068                 39,244                    5,539             (34,333,622)
NET ASSETS:
 Beginning of year                  9,182,618              1,211,305               10,578,825             141,583,993
                                -------------           ------------            -------------          --------------
 End of year                      $21,610,686             $1,250,549              $10,584,364            $107,250,371
                                =============           ============            =============          ==============

                                INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                   CAPITAL                  CORE                 GOVERNMENT
                              APPRECIATION FUND         EQUITY FUND            SECURITIES FUND
                               SUB-ACCOUNT (2)        SUB-ACCOUNT (3)          SUB-ACCOUNT (4)
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(596,279)            $(2,097,158)             $22,556,265
 Net realized gain (loss)
  on security transactions         (1,247,214)              1,530,677                1,578,537
 Net realized gain on
  distributions                            --                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              8,095,032              16,629,485                4,670,412
                                -------------          --------------          ---------------
 Net increase (decrease)
  in net assets resulting
  from operations                   6,251,539              16,063,004               28,805,214
                                -------------          --------------          ---------------
UNIT TRANSACTIONS:
 Purchases                            490,736               1,138,968                5,574,140
 Net transfers                     (2,258,084)             (2,882,158)               2,147,058
 Surrenders for benefit
  payments and fees                (7,823,961)            (33,233,041)            (126,431,138)
 Net annuity transactions             (10,773)                (32,028)                 (97,222)
 Other                                     --                      --                       --
                                -------------          --------------          ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (9,602,082)            (35,008,259)            (118,807,162)
                                -------------          --------------          ---------------
 Net increase (decrease)
  in net assets                    (3,350,543)            (18,945,255)             (90,001,948)
NET ASSETS:
 Beginning of year                 56,104,041             239,994,420              807,517,157
                                -------------          --------------          ---------------
 End of year                      $52,753,498            $221,049,165             $717,515,209
                                =============          ==============          ===============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      INVESCO V.I.              INVESCO V.I.
                                     INTERNATIONAL              MID CAP CORE
                                      GROWTH FUND               EQUITY FUND
                                    SUB-ACCOUNT (5)           SUB-ACCOUNT (6)
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $884,659               $(3,321,636)
 Net realized gain (loss) on
  security transactions                  (3,724,459)                2,994,356
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            23,494,392                29,125,444
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             20,654,592                28,798,164
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                4,913,241                 1,628,398
 Net transfers                           (9,665,274)               (3,989,814)
 Surrenders for benefit
  payments and fees                     (19,928,718)              (38,149,914)
 Net annuity transactions                   (13,155)                   20,468
 Other                                           --                        --
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,693,906)              (40,490,862)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (4,039,314)              (11,692,698)
NET ASSETS:
 Beginning of year                      224,332,816               275,873,635
                                     --------------            --------------
 End of year                           $220,293,502              $264,180,937
                                     ==============            ==============

(5)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(6)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                      SMALL CAP                 LARGE CAP                 CAPITAL                  GLOBAL
                                     EQUITY FUND               GROWTH FUND           DEVELOPMENT FUND         MULTI-ASSET FUND
                                   SUB-ACCOUNT (7)           SUB-ACCOUNT (8)          SUB-ACCOUNT (9)         SUB-ACCOUNT (10)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,401,058)               $(424,748)               $(172,542)               $(155,892)
 Net realized gain (loss) on
  security transactions                 (1,985,380)                  49,150                  345,358                      788
 Net realized gain on
  distributions                                 --                       --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33,926,309                4,550,169                1,288,575                1,314,885
                                    --------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            29,539,871                4,174,571                1,461,391                1,159,781
                                    --------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               3,439,911                  276,941                  154,126                1,684,153
 Net transfers                          10,075,451                   42,137                1,202,181                1,300,608
 Surrenders for benefit
  payments and fees                    (16,333,698)              (4,203,641)              (1,150,900)                (692,308)
 Net annuity transactions                   (1,777)                      (2)                      --                       --
 Other                                          --                       --                       --                       --
                                    --------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,820,113)              (3,884,565)                 205,407                2,292,453
                                    --------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            26,719,758                  290,006                1,666,798                3,452,234
NET ASSETS:
 Beginning of year                     120,693,959               32,031,811                8,577,553               10,581,328
                                    --------------            -------------            -------------            -------------
 End of year                          $147,413,717              $32,321,817              $10,244,351              $14,033,562
                                    ==============            =============            =============            =============

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                        GLOBAL                  GROWTH AND              ASSET
                                      BOND FUND                INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,374,750                $4,984,800             $2,563,570
 Net realized gain (loss) on
  security transactions                     48,271               (11,409,255)            (3,162,695)
 Net realized gain on
  distributions                                 --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,079,511                55,457,512            124,094,215
                                    --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,502,532                49,033,057            123,495,090
                                    --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               2,919,109                 3,656,723              5,678,051
 Net transfers                          24,927,499                (7,624,131)           (16,999,074)
 Surrenders for benefit
  payments and fees                    (40,176,978)              (54,891,676)          (164,165,097)
 Net annuity transactions                    9,761                    15,950               (129,367)
 Other                                          --                        --                     --
                                    --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,320,609)              (58,843,134)          (175,615,487)
                                    --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                            (2,818,077)               (9,810,077)           (52,120,397)
NET ASSETS:
 Beginning of year                     300,655,023               563,375,596          1,315,830,916
                                    --------------            --------------       ----------------
 End of year                          $297,836,946              $553,565,519         $1,263,710,519
                                    ==============            ==============       ================

(7)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(8)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(10) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                   BLUE CHIP
                                  INCOME AND           AMERICAN FUNDS
                                  GROWTH FUND            BOND FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(455,039)           $14,524,989
 Net realized gain (loss) on
  security transactions              (9,278,317)             3,117,007
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        83,081,999             38,667,029
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         73,348,643             56,309,025
                                ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            4,418,376              9,553,850
 Net transfers                      (15,583,527)            33,882,586
 Surrenders for benefit
  payments and fees                 (96,655,550)          (177,035,373)
 Net annuity transactions                (3,341)                55,386
 Other                                       --                     --
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (107,824,042)          (133,543,551)
                                ---------------       ----------------
 Net increase (decrease) in
  net assets                        (34,475,399)           (77,234,526)
NET ASSETS:
 Beginning of year                  802,148,242          1,210,172,832
                                ---------------       ----------------
 End of year                       $767,672,843         $1,132,938,306
                                ===============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                    GLOBAL           AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                 GROWTH FUND          GROWTH FUND            GROWTH-INCOME FUND       INTERNATIONAL FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                           $(1,471,939)         $(28,645,818)              $(7,933,354)              $1,881,462
 Net realized gain (loss)
  on security transactions           2,775,955           (62,135,045)              (53,428,080)             (12,886,853)
 Net realized gain on
  distributions                             --                    --                        --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              43,464,656           498,378,885               298,492,068               49,183,390
                                --------------      ----------------          ----------------          ---------------
 Net increase (decrease)
  in net assets resulting
  from operations                   44,768,672           407,598,022               237,130,634               38,177,999
                                --------------      ----------------          ----------------          ---------------
UNIT TRANSACTIONS:
 Purchases                           3,169,455            16,236,477                15,435,585                6,359,243
 Net transfers                     (30,380,343)         (121,154,993)              (98,227,836)             (23,808,812)
 Surrenders for benefit
  payments and fees                (60,999,435)         (330,399,633)             (329,513,095)             (97,104,233)
 Net annuity transactions               75,290                15,086                   147,390                  142,141
 Other                                      --                    --                        --                       --
                                --------------      ----------------          ----------------          ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (88,135,033)         (435,303,063)             (412,157,956)            (114,411,661)
                                --------------      ----------------          ----------------          ---------------
 Net increase (decrease)
  in net assets                    (43,366,361)          (27,705,041)             (175,027,322)             (76,233,662)
NET ASSETS:
 Beginning of year                 564,442,292         2,810,286,971             2,873,227,510              892,966,418
                                --------------      ----------------          ----------------          ---------------
 End of year                      $521,075,931        $2,782,581,930            $2,698,200,188             $816,732,756
                                ==============      ================          ================          ===============

                                                                                WELLS FARGO
                                                        AMERICAN FUNDS          ADVANTAGE VT
                                AMERICAN FUNDS           GLOBAL SMALL              OMEGA
                                NEW WORLD FUND       CAPITALIZATION FUND        GROWTH FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (11)
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(805,317)              $(276,770)             $(21,875)
 Net realized gain (loss)
  on security transactions           3,038,418                 273,673               (78,632)
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              57,721,091              68,894,084               329,461
                                --------------          --------------          ------------
 Net increase (decrease)
  in net assets resulting
  from operations                   59,954,192              68,890,987               228,954
                                --------------          --------------          ------------
UNIT TRANSACTIONS:
 Purchases                           2,971,502               3,085,518                 2,959
 Net transfers                      22,596,056             (13,455,743)             (242,860)
 Surrenders for benefit
  payments and fees                (48,933,982)            (46,177,368)             (158,781)
 Net annuity transactions               60,098                  (5,979)                   --
 Other                                      --                      --                    --
                                --------------          --------------          ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (23,306,326)            (56,553,572)             (398,682)
                                --------------          --------------          ------------
 Net increase (decrease)
  in net assets                     36,647,866              12,337,415              (169,728)
NET ASSETS:
 Beginning of year                 420,801,786             392,264,008             2,210,046
                                --------------          --------------          ------------
 End of year                      $457,449,652            $404,601,423            $2,040,318
                                ==============          ==============          ============

(11) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with newly created Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FIDELITY VIP       FIDELITY VIP
                                        GROWTH           CONTRAFUND
                                      PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(59,744)          $(440,821)
 Net realized gain (loss) on
  security transactions                   438,015           1,001,953
 Net realized gain on
  distributions                            12,646              39,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year             416,297          11,499,942
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              807,214          12,100,248
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 22,244           2,878,011
 Net transfers                           (655,885)          2,571,958
 Surrenders for benefit
  payments and fees                      (260,168)         (5,917,543)
 Net annuity transactions                      --                  --
 Other                                         --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (893,809)           (467,574)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              (86,595)         11,632,674
NET ASSETS:
 Beginning of year                      4,141,042          82,127,987
                                     ------------       -------------
 End of year                           $4,054,447         $93,760,661
                                     ============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              FIDELITY VIP
                            FIDELITY VIP             FIDELITY VIP           DYNAMIC CAPITAL          FIDELITY VIP
                               MID CAP             VALUE STRATEGIES           APPRECIATION         STRATEGIC INCOME
                              PORTFOLIO                PORTFOLIO               PORTFOLIO              PORTFOLIO
                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (12)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                      $(1,190,089)               $(102,856)               $(21,180)              $12,948
 Net realized gain (loss)
  on security transactions        838,610                  343,793                  74,003                  (118)
 Net realized gain on
  distributions                   264,730                       --                      --                 8,044
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         19,435,720                  947,681                 198,796                (5,069)
                            -------------            -------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations              19,348,971                1,188,618                 251,619                15,805
                            -------------            -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                      5,000,083                  149,511                   6,847               108,345
 Net transfers                  1,864,092               (1,754,784)                660,967               241,049
 Surrenders for benefit
  payments and fees            (4,479,894)                (343,384)                (67,494)                 (652)
 Net annuity transactions              --                       --                      --                    --
 Other                                 --                       --                      --                    --
                            -------------            -------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        2,384,281               (1,948,657)                600,320               348,742
                            -------------            -------------            ------------            ----------
 Net increase (decrease)
  in net assets                21,733,252                 (760,039)                851,939               364,547
NET ASSETS:
 Beginning of year             72,872,680                6,639,905               1,015,690                    --
                            -------------            -------------            ------------            ----------
 End of year                  $94,605,932               $5,879,866              $1,867,629              $364,547
                            =============            =============            ============            ==========

                                    FRANKLIN                                         FRANKLIN
                                     RISING               FRANKLIN                  LARGE CAP
                                   DIVIDENDS               INCOME                     GROWTH
                                SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,060,714)          $107,439,150               $(1,391,973)
 Net realized gain (loss)
  on security transactions           (7,008,439)             1,760,978                (1,946,939)
 Net realized gain on
  distributions                              --                     --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              129,290,019            110,637,885                15,536,142
                                 --------------       ----------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   121,220,866            219,838,013                12,197,230
                                 --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                            4,648,951             22,151,239                   858,190
 Net transfers                       27,139,307            (21,786,332)               (3,212,781)
 Surrenders for benefit
  payments and fees                 (77,847,831)          (249,705,842)              (17,763,241)
 Net annuity transactions                30,987               (121,688)                  (11,767)
 Other                                       --                    190                        --
                                 --------------       ----------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (46,028,586)          (249,462,433)              (20,129,599)
                                 --------------       ----------------            --------------
 Net increase (decrease)
  in net assets                      75,192,280            (29,624,420)               (7,932,369)
NET ASSETS:
 Beginning of year                  689,906,815          2,216,727,164               144,387,367
                                 --------------       ----------------            --------------
 End of year                       $765,099,095         $2,187,102,744              $136,454,998
                                 ==============       ================            ==============

(12) Funded as of February 22, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                        GLOBAL                SMALL-MID CAP
                                      REAL ESTATE                 GROWTH
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $101,288               $(5,236,569)
 Net realized gain (loss) on
  security transactions                   (242,711)                 (831,378)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,670,622                72,583,303
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,529,199                66,515,356
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                   5,058                 2,467,022
 Net transfers                              18,606                10,411,079
 Surrenders for benefit
  payments and fees                     (1,310,189)              (37,558,725)
 Net annuity transactions                   (1,234)                   24,408
 Other                                          --                        --
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,287,759)              (24,656,216)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                               241,440                41,859,140
NET ASSETS:
 Beginning of year                       9,000,416               289,505,463
                                     -------------            --------------
 End of year                            $9,241,856              $331,364,603
                                     =============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN             FRANKLIN                                         TEMPLETON
                                      SMALL CAP             STRATEGIC                                        DEVELOPING
                                        VALUE                INCOME             MUTUAL SHARES                 MARKETS
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(791,239)          $28,750,209            $(1,960,029)                $(186,532)
 Net realized gain (loss) on
  security transactions                 (2,331,229)            8,391,037            (25,044,050)                7,070,260
 Net realized gain on
  distributions                                 --                    --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,173,945            47,390,303            134,188,163                22,808,917
                                    --------------       ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            16,051,477            84,531,549            107,184,084                29,692,645
                                    --------------       ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                               2,368,401            13,165,762             14,979,750                 2,470,673
 Net transfers                          42,730,493            70,043,206            (29,735,523)                1,108,050
 Surrenders for benefit
  payments and fees                     (8,398,520)         (125,826,402)          (145,219,849)              (26,261,744)
 Net annuity transactions                   22,865                29,838                 67,774                   (11,911)
 Other                                          --                   237                     --                        --
                                    --------------       ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,723,239           (42,587,359)          (159,907,848)              (22,694,932)
                                    --------------       ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                            52,774,716            41,944,190            (52,723,764)                6,997,713
NET ASSETS:
 Beginning of year                      55,570,910           925,656,939          1,274,585,592               235,582,011
                                    --------------       ---------------       ----------------            --------------
 End of year                          $108,345,626          $967,601,129         $1,221,861,828              $242,579,724
                                    ==============       ===============       ================            ==============


                                      TEMPLETON                 TEMPLETON                TEMPLETON
                                       FOREIGN                GLOBAL ASSET                 GROWTH
                                   SECURITIES FUND           ALLOCATION FUND          SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (13)            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $146,127                 $249,414               $(2,202,542)
 Net realized gain (loss) on
  security transactions                 (6,439,586)              (7,640,707)              (30,006,449)
 Net realized gain on
  distributions                                 --                  454,059                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,390,791                7,129,692                60,443,374
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            25,097,332                  192,458                28,234,383
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               5,563,102                   83,130                 6,308,509
 Net transfers                           1,177,584               (8,015,020)              (22,329,419)
 Surrenders for benefit
  payments and fees                    (56,267,576)                (627,888)              (68,189,678)
 Net annuity transactions                  (28,809)                  (2,052)                  (18,066)
 Other                                          --                       --                        --
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (49,555,699)              (8,561,830)              (84,228,654)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (24,458,367)              (8,369,372)              (55,994,271)
NET ASSETS:
 Beginning of year                     464,064,550                8,369,372               634,592,844
                                    --------------            -------------            --------------
 End of year                          $439,606,183                     $ --              $578,598,573
                                    ==============            =============            ==============

(13) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                FRANKLIN
                                        MUTUAL                  FLEX CAP
                                   GLOBAL DISCOVERY              GROWTH
                                    SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,753,624)              $(961,410)
 Net realized gain (loss) on
  security transactions                  (4,106,194)               (209,409)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            65,200,846               8,212,086
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             58,341,028               7,041,267
                                    ---------------          --------------
UNIT TRANSACTIONS:
 Purchases                                6,969,643                 398,657
 Net transfers                              361,769               2,153,519
 Surrenders for benefit
  payments and fees                     (62,603,169)             (6,121,334)
 Net annuity transactions                    74,758                 (11,968)
 Other                                          332                      --
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (55,196,667)             (3,581,126)
                                    ---------------          --------------
 Net increase (decrease) in
  net assets                              3,144,361               3,460,141
NET ASSETS:
 Beginning of year                      622,592,616              57,258,381
                                    ---------------          --------------
 End of year                           $625,736,977             $60,718,522
                                    ===============          ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                                                       HARTFORD
                                     LARGE CAP              TEMPLETON           HARTFORD             TOTAL
                                       VALUE               GLOBAL BOND          ADVISERS          RETURN BOND
                                  SECURITIES FUND        SECURITIES FUND        HLS FUND            HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $33,697               $(180,027)           $(4,088)        $20,153,372
 Net realized gain (loss) on
  security transactions                  (82,224)                 78,545            103,888             995,188
 Net realized gain on
  distributions                               --                 310,394                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,060,188              13,534,727          1,178,047          17,169,107
                                   -------------          --------------      -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           3,011,661              13,743,639          1,277,847          38,317,667
                                   -------------          --------------      -------------      --------------
UNIT TRANSACTIONS:
 Purchases                               203,946              11,042,453            789,267          52,771,343
 Net transfers                         3,850,265              20,441,647          1,839,067          87,280,917
 Surrenders for benefit
  payments and fees                   (2,841,756)             (7,680,456)          (814,862)        (46,907,358)
 Net annuity transactions                 (1,618)                     --                 --                (148)
 Other                                        --                      --               (250)                 --
                                   -------------          --------------      -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,210,837              23,803,644          1,813,222          93,144,754
                                   -------------          --------------      -------------      --------------
 Net increase (decrease) in
  net assets                           4,222,498              37,547,283          3,091,069         131,462,421
NET ASSETS:
 Beginning of year                    26,397,874              98,263,968         10,831,382         593,460,287
                                   -------------          --------------      -------------      --------------
 End of year                         $30,620,372            $135,811,251        $13,922,451        $724,922,708
                                   =============          ==============      =============      ==============

                                  HARTFORD            HARTFORD
                                  CAPITAL             DIVIDEND              HARTFORD
                                APPRECIATION         AND GROWTH         GLOBAL RESEARCH
                                  HLS FUND            HLS FUND              HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (14)
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(4,825,810)         $2,739,668             $(2,329)
 Net realized gain (loss) on
  security transactions             4,227,570             719,449               4,987
 Net realized gain on
  distributions                            --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     105,999,633          48,664,020              79,736
                               --------------      --------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                      105,401,393          52,123,137              82,394
                               --------------      --------------          ----------
UNIT TRANSACTIONS:
 Purchases                         42,784,565          31,690,132              74,679
 Net transfers                     45,067,542          49,656,607              58,349
 Surrenders for benefit
  payments and fees               (45,495,513)        (28,658,556)            (56,137)
 Net annuity transactions                (818)               (151)                 --
 Other                                     --                  --                  --
                               --------------      --------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                42,355,776          52,688,032              76,891
                               --------------      --------------          ----------
 Net increase (decrease) in
  net assets                      147,757,169         104,811,169             159,285
NET ASSETS:
 Beginning of year                659,065,133         396,534,660             578,301
                               --------------      --------------          ----------
 End of year                     $806,822,302        $501,345,829            $737,586
                               ==============      ==============          ==========

(14) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH           EQUITY
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,737)           $(108,661)
 Net realized gain (loss) on
  security transactions                    32,014              282,034
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             157,735           11,594,560
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              170,012           11,767,933
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                111,206            7,198,811
 Net transfers                            149,607           11,287,558
 Surrenders for benefit
  payments and fees                       (84,667)          (5,186,718)
 Net annuity transactions                      --                   --
 Other                                         --                   --
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       176,146           13,299,651
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              346,158           25,067,584
NET ASSETS:
 Beginning of year                      1,501,314           78,491,692
                                     ------------       --------------
 End of year                           $1,847,472         $103,559,276
                                     ============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                      HARTFORD              GROWTH             HARTFORD                HARTFORD
                                       GROWTH           OPPORTUNITIES         HIGH YIELD                INDEX
                                      HLS FUND             HLS FUND            HLS FUND                HLS FUND
                                  SUB-ACCOUNT (15)       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (16)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(212,966)         $(2,206,480)          $(438,828)               $1,325
 Net realized gain (loss) on
  security transactions                   496,988              759,267             134,561                    19
 Net realized gain on
  distributions                                --                   --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,340,788           25,902,224           6,320,151                11,619
                                    -------------       --------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,624,810           24,455,011           6,015,884                12,963
                                    -------------       --------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,425,644           10,999,270           6,656,197                89,700
 Net transfers                          5,097,662           13,627,122          17,613,415                14,529
 Surrenders for benefit
  payments and fees                    (1,457,210)          (8,536,912)         (3,743,851)                   (3)
 Net annuity transactions                      --                   --                  --                    --
 Other                                         --                   --                  95                    --
                                    -------------       --------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,066,096           16,089,480          20,525,856               104,226
                                    -------------       --------------       -------------            ----------
 Net increase (decrease) in
  net assets                            8,690,906           40,544,491          26,541,740               117,189
NET ASSETS:
 Beginning of year                     15,634,716          133,087,759          33,366,703                    --
                                    -------------       --------------       -------------            ----------
 End of year                          $24,325,622         $173,632,250         $59,908,443              $117,189
                                    =============       ==============       =============            ==========

                                      HARTFORD                 HARTFORD
                                    INTERNATIONAL            SMALL/MID CAP           HARTFORD
                                    OPPORTUNITIES               EQUITY             MONEY MARKET
                                      HLS FUND                 HLS FUND              HLS FUND
                                  SUB-ACCOUNT (17)         SUB-ACCOUNT (18)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(61,447)                $(86,084)          $(15,653,112)
 Net realized gain (loss) on
  security transactions                    49,635                  411,083                     --
 Net realized gain on
  distributions                                --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,856,181                1,857,223                     --
                                    -------------            -------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,844,369                2,182,222            (15,653,112)
                                    -------------            -------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              1,684,568                  332,836             21,649,359
 Net transfers                          1,940,181                 (203,006)           192,874,079
 Surrenders for benefit
  payments and fees                    (1,620,868)                (420,416)          (467,491,141)
 Net annuity transactions                      --                       --                274,728
 Other                                         --                       --                     --
                                    -------------            -------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,003,881                 (290,586)          (252,692,975)
                                    -------------            -------------       ----------------
 Net increase (decrease) in
  net assets                            5,848,250                1,891,636           (268,346,087)
NET ASSETS:
 Beginning of year                     28,106,203                9,718,275          1,000,952,621
                                    -------------            -------------       ----------------
 End of year                          $33,954,453              $11,609,911           $732,606,534
                                    =============            =============       ================

(15) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(16) Funded as of March 8, 2010.

(17) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(18) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       HARTFORD                 HARTFORD
                                     SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(197,835)               $(84,249)
 Net realized gain (loss) on
  security transactions                    482,580                  20,517
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,186,182               1,688,405
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,470,927               1,624,673
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 461,320                 125,715
 Net transfers                          (1,293,800)              2,910,253
 Surrenders for benefit
  payments and fees                       (789,300)               (213,732)
 Net annuity transactions                       --                      --
 Other                                          --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,621,780)              2,822,236
                                     -------------            ------------
 Net increase (decrease) in
  net assets                               849,147               4,446,909
NET ASSETS:
 Beginning of year                      12,865,101               3,723,172
                                     -------------            ------------
 End of year                           $13,714,248              $8,170,081
                                     =============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD             U.S. GOVERNMENT             HARTFORD              AMERICAN FUNDS
                                       STOCK                 SECURITIES                  VALUE              ASSET ALLOCATION
                                      HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT (19)(20)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,084)              $1,619,753                  $21,464                  $32,788
 Net realized gain (loss) on
  security transactions                   29,811                  (55,947)               1,931,773                  327,008
 Net realized gain on
  distributions                               --                       --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            214,678                 (518,050)                 668,972                3,598,634
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             234,405                1,045,756                2,622,209                3,958,430
                                    ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 1,195                1,522,217                1,325,166                1,371,267
 Net transfers                          (156,957)               5,740,551                1,229,270                4,133,460
 Surrenders for benefit
  payments and fees                     (127,589)              (4,173,190)              (1,068,364)              (2,171,368)
 Net annuity transactions                     --                       --                       --                     (332)
 Other                                        --                       --                       --                       --
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (283,351)               3,089,578                1,486,072                3,333,027
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (48,946)               4,135,334                4,108,281                7,291,457
NET ASSETS:
 Beginning of year                     2,244,934               43,863,750               19,533,865               38,878,300
                                    ------------            -------------            -------------            -------------
 End of year                          $2,195,988              $47,999,084              $23,642,146              $46,169,757
                                    ============            =============            =============            =============

                                   AMERICAN FUNDS
                                      BLUE CHIP
                                     INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                     BOND                  GLOBAL BOND
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $300,130                $1,123,277                $(202,713)
 Net realized gain (loss) on
  security transactions                   496,529                   247,484                   67,363
 Net realized gain on
  distributions                                --                        --                   26,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,690,832                 5,544,727                1,102,223
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,487,491                 6,915,488                  993,868
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,031,281                 9,824,843                1,144,352
 Net transfers                          1,774,218                11,938,903                  499,963
 Surrenders for benefit
  payments and fees                    (1,326,819)              (10,411,588)              (2,475,618)
 Net annuity transactions                      --                    (2,569)                      --
 Other                                         --                        --                       --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,478,680                11,349,589                 (831,303)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            3,966,171                18,265,077                  162,565
NET ASSETS:
 Beginning of year                     23,912,534               148,368,692               33,795,357
                                    -------------            --------------            -------------
 End of year                          $27,878,705              $166,633,769              $33,957,922
                                    =============            ==============            =============

(19) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(20) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $148,869                $(217,910)
 Net realized gain (loss) on
  security transactions                  1,173,874                  252,003
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,959,384                2,529,093
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,282,127                2,563,186
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,597,087                  989,465
 Net transfers                          (2,069,313)                 548,728
 Surrenders for benefit
  payments and fees                     (4,209,150)              (1,137,924)
 Net annuity transactions                     (399)                      --
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,681,775)                 400,269
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             1,600,352                2,963,455
NET ASSETS:
 Beginning of year                      75,088,531               26,727,214
                                     -------------            -------------
 End of year                           $76,688,883              $29,690,669
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                   CAPITALIZATION                GROWTH                GROWTH-INCOME             INTERNATIONAL
                                      HLS FUND                  HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(886,816)              $(2,998,384)                $(493,576)              $(1,065,622)
 Net realized gain (loss) on
  security transactions                   879,574                 1,963,001                   636,760                   877,091
 Net realized gain on
  distributions                                --                        --                        --                   596,098
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,528,921                43,095,108                12,844,348                10,447,933
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,521,679                42,059,725                12,987,532                10,855,500
                                    -------------            --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              3,591,811                13,876,459                 6,116,413                12,058,076
 Net transfers                         (1,289,991)                5,952,406                 1,814,052                17,264,638
 Surrenders for benefit
  payments and fees                    (3,176,244)              (15,700,368)               (8,536,472)               (9,838,971)
 Net annuity transactions                    (968)                   (2,763)                   (2,781)                   (1,411)
 Other                                         --                        95                        --                        --
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (875,392)                4,125,829                  (608,788)               19,482,332
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets                            9,646,287                46,185,554                12,378,744                30,337,832
NET ASSETS:
 Beginning of year                     53,538,564               248,475,238               139,993,210               165,985,999
                                    -------------            --------------            --------------            --------------
 End of year                          $63,184,851              $294,660,792              $152,371,954              $196,323,831
                                    =============            ==============            ==============            ==============


                                   AMERICAN FUNDS           LORD ABBETT             LORD ABBETT
                                      NEW WORLD             FUNDAMENTAL          CAPITAL STRUCTURE
                                      HLS FUND            EQUITY PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (21)       SUB-ACCOUNT (22)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(387,734)                 $(67)                $196,476
 Net realized gain (loss) on
  security transactions                   222,063                   615                   47,935
 Net realized gain on
  distributions                                --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,108,779                37,290                1,368,348
                                    -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,943,108                37,838                1,612,759
                                    -------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,123,769               188,643                  813,273
 Net transfers                          2,674,614                73,269                1,374,526
 Surrenders for benefit
  payments and fees                    (2,699,689)                   --                 (722,211)
 Net annuity transactions                      --                    --                       --
 Other                                         --                    59                     (250)
                                    -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,098,694               261,971                1,465,338
                                    -------------            ----------            -------------
 Net increase (decrease) in
  net assets                           11,041,802               299,809                3,078,097
NET ASSETS:
 Beginning of year                     51,022,990                 7,609               10,848,407
                                    -------------            ----------            -------------
 End of year                          $62,064,792              $307,418              $13,926,504
                                    =============            ==========            =============

(21) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(22) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          LORD ABBETT
                                      LORD ABBETT          GROWTH &
                                    BOND-DEBENTURE          INCOME
                                       PORTFOLIO           PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,359,122           $(121,445)
 Net realized gain (loss) on
  security transactions                    228,896              25,917
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,971,013           2,112,576
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,559,031           2,017,048
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               1,528,743             245,296
 Net transfers                           3,266,432           1,357,174
 Surrenders for benefit
  payments and fees                     (6,946,791)           (651,333)
 Net annuity transactions                       --                  --
 Other                                          --                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,151,616)            951,137
                                     -------------       -------------
 Net increase (decrease) in
  net assets                             5,407,415           2,968,185
NET ASSETS:
 Beginning of year                      73,176,274          12,347,559
                                     -------------       -------------
 End of year                           $78,583,689         $15,315,744
                                     =============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS CORE           MFS GROWTH          MFS GLOBAL            MFS HIGH
                               EQUITY SERIES          SERIES           EQUITY SERIES       INCOME SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(122,367)          $(872,820)          $(181,224)         $13,703,300
 Net realized gain (loss) on
  security transactions             (799,022)         (1,040,083)           (139,425)           2,863,222
 Net realized gain on
  distributions                           --                  --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,910,368           8,647,251           2,501,014           12,340,036
                               -------------       -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,988,979           6,734,348           2,180,365           28,906,558
                               -------------       -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           252,676             878,588             201,383            1,489,692
 Net transfers                      (355,751)          2,271,184              10,718           29,008,814
 Surrenders for benefit
  payments and fees               (3,524,111)         (7,873,666)         (2,983,987)         (37,923,465)
 Net annuity transactions              7,968              24,485              (5,419)             (56,494)
 Other                                    --                  --                  --                   --
                               -------------       -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,619,218)         (4,699,409)         (2,777,305)          (7,481,453)
                               -------------       -------------       -------------       --------------
 Net increase (decrease) in
  net assets                        (630,239)          2,034,939            (596,940)          21,425,105
NET ASSETS:
 Beginning of year                22,258,659          54,840,968          24,208,687          242,007,067
                               -------------       -------------       -------------       --------------
 End of year                     $21,628,420         $56,875,907         $23,611,747         $263,432,172
                               =============       =============       =============       ==============

                               MFS INVESTORS
                                   GROWTH           MFS INVESTORS         MFS MID CAP
                                STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(677,390)         $(2,204,274)         $(1,733,966)
 Net realized gain (loss) on
  security transactions              (276,402)          (2,752,586)            (927,387)
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,798,348           36,230,905           24,915,815
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,844,556           31,274,045           22,254,462
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            359,358            2,606,058              797,166
 Net transfers                     (4,399,129)          (7,151,516)          14,967,886
 Surrenders for benefit
  payments and fees                (8,818,615)         (44,722,263)         (12,917,404)
 Net annuity transactions              77,599               15,881               (7,940)
 Other                                     --                   --                   --
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (12,780,787)         (49,251,840)           2,839,708
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (7,936,231)         (17,977,795)          25,094,170
NET ASSETS:
 Beginning of year                 59,297,756          373,439,008           83,348,406
                               --------------       --------------       --------------
 End of year                      $51,361,525         $355,461,213         $108,442,576
                               ==============       ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                        MFS NEW              MFS TOTAL
                                    DISCOVERY SERIES       RETURN SERIES
                                      SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,573,608)           $11,075,673
 Net realized gain (loss) on
  security transactions                  (2,347,360)           (18,436,544)
 Net realized gain on
  distributions                                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            78,918,174             88,482,804
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             71,997,206             81,121,933
                                     --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                1,967,554              9,128,175
 Net transfers                          (13,542,581)             1,776,593
 Surrenders for benefit
  payments and fees                     (31,833,466)          (142,064,263)
 Net annuity transactions                   (24,277)               127,737
 Other                                           --                   (250)
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (43,432,770)          (131,032,008)
                                     --------------       ----------------
 Net increase (decrease) in
  net assets                             28,564,436            (49,910,075)
NET ASSETS:
 Beginning of year                      251,682,405          1,108,001,544
                                     --------------       ----------------
 End of year                           $280,246,841         $1,058,091,469
                                     ==============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              MFS VALUE           MFS RESEARCH             MFS RESEARCH             MFS RESEARCH
                                SERIES            BOND SERIES          INTERNATIONAL SERIES            SERIES
                             SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(758,953)          $3,322,567                 $(83,930)               $(122,410)
 Net realized gain (loss)
  on security transactions      (2,574,740)             881,242               (1,748,773)                 131,652
 Net realized gain on
  distributions                         --              909,571                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          37,261,215           10,363,816                6,254,773                4,314,386
                            --------------       --------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               33,927,522           15,477,196                4,422,070                4,323,628
                            --------------       --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                      10,488,948           18,151,007                  473,579                  403,713
 Net transfers                  20,577,206           84,239,184                 (882,617)                 192,578
 Surrenders for benefit
  payments and fees            (35,999,959)         (39,748,638)              (6,391,848)              (4,266,625)
 Net annuity transactions            6,216               21,843                       --                       --
 Other                                  --                   --                       --                       --
                            --------------       --------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (4,927,589)          62,663,396               (6,800,886)              (3,670,334)
                            --------------       --------------            -------------            -------------
 Net increase (decrease)
  in net assets                 28,999,933           78,140,592               (2,378,816)                 653,294
NET ASSETS:
 Beginning of year             349,973,875          254,666,493               57,768,376               34,627,175
                            --------------       --------------            -------------            -------------
 End of year                  $378,973,808         $332,807,085              $55,389,560              $35,280,469
                            ==============       ==============            =============            =============

                                                                                       INVESCO
                                     BLACKROCK                 BLACKROCK           VAN KAMPEN V. I.
                                      GLOBAL                   LARGE CAP            INTERNATIONAL
                              OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND        GROWTH EQUITY
                                 SUB-ACCOUNT (23)             SUB-ACCOUNT          SUB-ACCOUNT (24)
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $(9,844)                   $(9,784)              $(1,546)
 Net realized gain (loss)
  on security transactions               12,298                     23,994                (1,601)
 Net realized gain on
  distributions                              --                         --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   60,365                    143,004                33,177
                                    -----------               ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                        62,819                    157,214                30,030
                                    -----------               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   10                         10                    --
 Net transfers                          (95,049)                   (24,723)               67,360
 Surrenders for benefit
  payments and fees                    (100,995)                  (104,452)              (10,234)
 Net annuity transactions                    --                         --                    --
 Other                                       --                         --                    --
                                    -----------               ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               (196,034)                  (129,165)               57,126
                                    -----------               ------------            ----------
 Net increase (decrease)
  in net assets                        (133,215)                    28,049                87,156
NET ASSETS:
 Beginning of year                      891,650                  1,221,554               409,278
                                    -----------               ------------            ----------
 End of year                           $758,435                 $1,249,603              $496,434
                                    ===========               ============            ==========

(23) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(24) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 INVESCO
                                      UIF MID CAP           VAN KAMPEN V. I.
                                        GROWTH                   MID CAP
                                       PORTFOLIO               VALUE FUND
                                   SUB-ACCOUNT (25)         SUB-ACCOUNT (26)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(377,479)                $(88,612)
 Net realized gain (loss) on
  security transactions                  1,263,252                  334,630
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,305,699                2,784,756
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,191,472                3,030,774
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 661,955                  525,462
 Net transfers                          (1,494,687)                (281,605)
 Surrenders for benefit
  payments and fees                     (1,827,750)                (925,288)
 Net annuity transactions                       --                       --
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,660,482)                (681,431)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             4,530,990                2,349,343
NET ASSETS:
 Beginning of year                      25,455,912               14,588,118
                                     -------------            -------------
 End of year                           $29,986,902              $16,937,461
                                     =============            =============

(25) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(26) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      MORGAN STANLEY --       MORGAN STANLEY --
                              MORGAN STANLEY --            CAPITAL                 MID CAP            MORGAN STANLEY --
                                 FOCUS GROWTH           OPPORTUNITIES               GROWTH             FLEXIBLE INCOME
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(17,093)               $(52,569)              $(12,930)                $33,417
 Net realized gain (loss)
  on security transactions             30,970                   7,263                  5,578                   8,031
 Net realized gain on
  distributions                            --                      --                     --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                225,558                 756,396                210,401                  13,497
                                 ------------            ------------             ----------              ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     239,435                 711,090                203,049                  54,945
                                 ------------            ------------             ----------              ----------
UNIT TRANSACTIONS:
 Purchases                              7,000                  18,865                    315                       4
 Net transfers                          5,586                (301,623)               (56,156)                (53,963)
 Surrenders for benefit
  payments and fees                   (37,391)               (230,618)               (34,816)                (24,376)
 Net annuity transactions                  --                      --                     --                      --
 Other                                     --                      --                     --                      --
                                 ------------            ------------             ----------              ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (24,805)               (513,376)               (90,657)                (78,335)
                                 ------------            ------------             ----------              ----------
 Net increase (decrease)
  in net assets                       214,630                 197,714                112,392                 (23,390)
NET ASSETS:
 Beginning of year                    935,934               3,200,877                734,230                 803,795
                                 ------------            ------------             ----------              ----------
 End of year                       $1,150,564              $3,398,591               $846,622                $780,405
                                 ============            ============             ==========              ==========

                             INVESCO V.I. SELECT        OPPENHEIMER
                                 DIMENSIONS               CAPITAL                OPPENHEIMER
                                  DIVIDEND              APPRECIATION          GLOBAL SECURITIES
                              GROWTH PORTFOLIO            FUND/VA                  FUND/VA
                              SUB-ACCOUNT (27)          SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $(473)               $(45,713)                $(93,776)
 Net realized gain (loss)
  on security transactions            (5,544)                 86,584                  707,620
 Net realized gain on
  distributions                           --                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                21,783                 136,581                3,359,537
                                  ----------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     15,766                 177,452                3,973,381
                                  ----------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                --                  31,268                  476,163
 Net transfers                       (17,648)               (238,320)                (387,722)
 Surrenders for benefit
  payments and fees                   (5,828)               (153,204)              (2,128,369)
 Net annuity transactions                 --                      --                       --
 Other                                    --                      --                       --
                                  ----------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (23,476)               (360,256)              (2,039,928)
                                  ----------            ------------            -------------
 Net increase (decrease)
  in net assets                       (7,710)               (182,804)               1,933,453
NET ASSETS:
 Beginning of year                   199,849               2,983,346               30,069,311
                                  ----------            ------------            -------------
 End of year                        $192,139              $2,800,542              $32,002,764
                                  ==========            ============            =============

(27) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         OPPENHEIMER
                                     OPPENHEIMER         MAIN STREET
                                     MAIN STREET          SMALL CAP
                                       FUND/VA             FUND/VA
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(14,683)          $(343,644)
 Net realized gain (loss) on
  security transactions                    76,705             601,935
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             230,485           5,799,114
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              292,507           6,057,405
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                192,591             426,784
 Net transfers                             58,090          (1,048,689)
 Surrenders for benefit
  payments and fees                      (180,317)         (1,890,308)
 Net annuity transactions                      --                  --
 Other                                         --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        70,364          (2,512,213)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              362,871           3,545,192
NET ASSETS:
 Beginning of year                      2,174,143          29,411,750
                                     ------------       -------------
 End of year                           $2,537,014         $32,956,942
                                     ============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 OPPENHEIMER          PUTNAM VT                PUTNAM VT               PUTNAM VT
                                    VALUE            DIVERSIFIED              GLOBAL ASSET           INTERNATIONAL
                                   FUND/VA           INCOME FUND            ALLOCATION FUND            VALUE FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (28)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(9,515)         $13,602,268                $278,966                 $25,336
 Net realized gain (loss)
  on security transactions             86,971              517,195                     788                  44,096
 Net realized gain on
  distributions                            --                   --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 86,982           (3,184,933)                583,397                  10,044
                                 ------------       --------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     164,438           10,934,530                 863,151                  79,476
                                 ------------       --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             31,462            2,165,087                 116,209                  51,916
 Net transfers                       (408,257)            (797,196)                170,035                     688
 Surrenders for benefit
  payments and fees                  (196,518)          (6,823,147)               (237,153)               (117,051)
 Net annuity transactions                  --                   --                      --                      --
 Other                                     --                   --                      --                      --
                                 ------------       --------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (573,313)          (5,455,256)                 49,091                 (64,447)
                                 ------------       --------------            ------------            ------------
 Net increase (decrease)
  in net assets                      (408,875)           5,479,274                 912,242                  15,029
NET ASSETS:
 Beginning of year                  1,798,331          101,820,907               6,730,516               1,399,090
                                 ------------       --------------            ------------            ------------
 End of year                       $1,389,456         $107,300,181              $7,642,758              $1,414,119
                                 ============       ==============            ============            ============

                                  PUTNAM VT                                      PUTNAM VT
                                INTERNATIONAL             PUTNAM VT              SMALL CAP
                                 EQUITY FUND           INVESTORS FUND              VALUE
                                 SUB-ACCOUNT          SUB-ACCOUNT (29)          SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $25,899                   $27                 $(28,086)
 Net realized gain (loss)
  on security transactions              5,187                   296                    1,380
 Net realized gain on
  distributions                            --                    --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 69,502                 5,571                  425,752
                                 ------------             ---------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     100,588                 5,894                  399,046
                                 ------------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                             35,472                 5,032                   39,563
 Net transfers                          4,166                42,214                  396,202
 Surrenders for benefit
  payments and fees                  (240,715)                 (499)                (162,511)
 Net annuity transactions                  --                    --                       --
 Other                                     --                    --                       --
                                 ------------             ---------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (201,077)               46,747                  273,254
                                 ------------             ---------             ------------
 Net increase (decrease)
  in net assets                      (100,489)               52,641                  672,300
NET ASSETS:
 Beginning of year                  1,630,606                    --                1,560,968
                                 ------------             ---------             ------------
 End of year                       $1,530,117               $52,641               $2,233,268
                                 ============             =========             ============

(28) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(29) Funded as of March 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                     PUTNAM VT               EQUITY
                                      VOYAGER             INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $788                  $275
 Net realized gain (loss) on
  security transactions                   1,089                   527
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            55,217                37,809
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             57,094                38,611
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              342,816               177,710
 Net transfers                          118,173               279,804
 Surrenders for benefit
  payments and fees                      (8,971)               (7,660)
 Net annuity transactions                    --                    --
 Other                                       --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     452,018               449,854
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            509,112               488,465
NET ASSETS:
 Beginning of year                        4,805                   854
                                     ----------            ----------
 End of year                           $513,917              $489,319
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      INVESCO
                               JENNISON 20/20                                PRUDENTIAL          VAN KAMPEN V. I.
                                   FOCUS                JENNISON               VALUE                GROWTH AND
                                 PORTFOLIO             PORTFOLIO             PORTFOLIO              INCOME FUND
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (30)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(8,717)              $(2,131)              $(4,321)               $(561,566)
 Net realized gain (loss)
  on security transactions            1,940                  (881)                  112                  322,113
 Net realized gain on
  distributions                          --                    --                    --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               34,009                11,362                37,414                6,120,481
                                 ----------            ----------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    27,232                 8,350                33,205                5,881,028
                                 ----------            ----------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                               84                    --                    84                1,012,496
 Net transfers                       18,520                  (312)                   --                2,734,378
 Surrenders for benefit
  payments and fees                 (26,921)              (19,420)                 (503)              (3,584,236)
 Net annuity transactions                --                    --                    --                       --
 Other                                   --                    --                    --                       --
                                 ----------            ----------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (8,317)              (19,732)                 (419)                 162,638
                                 ----------            ----------            ----------            -------------
 Net increase (decrease)
  in net assets                      18,915               (11,382)               32,786                6,043,666
NET ASSETS:
 Beginning of year                  504,354               118,032               292,267               49,876,282
                                 ----------            ----------            ----------            -------------
 End of year                       $523,269              $106,650              $325,053              $55,919,948
                                 ==========            ==========            ==========            =============

                                                         WELLS FARGO              WELLS FARGO
                                   INVESCO               ADVANTAGE VT            ADVANTAGE VT
                               VAN KAMPEN V. I.          INDEX ASSET             TOTAL RETURN
                                COMSTOCK FUND          ALLOCATION FUND             BOND FUND
                               SUB-ACCOUNT (31)        SUB-ACCOUNT (32)           SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(45,503)                $(2,046)                $107,920
 Net realized gain (loss)
  on security transactions            (56,388)                (13,321)                   1,625
 Net realized gain on
  distributions                            --                      --                  205,496
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                477,380                 123,680                   36,996
                                 ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     375,489                 108,313                  352,037
                                 ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                578                      --                   19,147
 Net transfers                        (31,967)                  1,272                 (199,878)
 Surrenders for benefit
  payments and fees                  (149,935)                (96,837)                (871,025)
 Net annuity transactions                  --                      --                       --
 Other                                     --                      --                       --
                                 ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (181,324)                (95,565)              (1,051,756)
                                 ------------            ------------            -------------
 Net increase (decrease)
  in net assets                       194,165                  12,748                 (699,719)
NET ASSETS:
 Beginning of year                  2,910,971               1,046,224                7,296,678
                                 ------------            ------------            -------------
 End of year                       $3,105,136              $1,058,972               $6,596,959
                                 ============            ============            =============

(30) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(32) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      WELLS FARGO               WELLS FARGO
                                      ADVANTAGE VT             ADVANTAGE VT
                                       INTRINSIC               INTERNATIONAL
                                       VALUE FUND               EQUITY FUND
                                  SUB-ACCOUNT (33)(34)       SUB-ACCOUNT (35)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(32,257)                 $(20,087)
 Net realized gain (loss) on
  security transactions                   (199,550)               (1,176,469)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              601,652                 1,428,875
                                      ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               369,845                   232,319
                                      ------------             -------------
UNIT TRANSACTIONS:
 Purchases                                   1,577                     1,607
 Net transfers                             (50,138)                  (76,079)
 Surrenders for benefit
  payments and fees                       (325,867)                 (127,581)
 Net annuity transactions                       --                        --
 Other                                          --                        --
                                      ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (374,428)                 (202,053)
                                      ------------             -------------
 Net increase (decrease) in
  net assets                                (4,583)                   30,266
NET ASSETS:
 Beginning of year                       3,423,848                 1,856,144
                                      ------------             -------------
 End of year                            $3,419,265                $1,886,410
                                      ============             =============

(33) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(34) Effective July 16, 2010 Wells Fargo Advantage VT Equity Income Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(35) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT            WELLS FARGO
                                        MONEY                 SMALL CAP              ADVANTAGE VT
                                     MARKET FUND             GROWTH FUND            DISCOVERY FUND
                                  SUB-ACCOUNT (36)           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(26,101)               $(56,429)               $(28,651)
 Net realized gain (loss) on
  security transactions                        --                 (51,646)                 17,915
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                 767,139                 448,581
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (26,101)                659,064                 437,845
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                   4,323                  10,151
 Net transfers                         (4,037,048)               (142,803)                268,821
 Surrenders for benefit
  payments and fees                      (279,274)               (295,774)                (98,684)
 Net annuity transactions                      --                      --                      --
 Other                                         --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,316,322)               (434,254)                180,288
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (4,342,423)                224,810                 618,133
NET ASSETS:
 Beginning of year                      4,342,423               3,049,986               1,272,221
                                    -------------            ------------            ------------
 End of year                                 $ --              $3,274,796              $1,890,354
                                    =============            ============            ============

                                   WELLS FARGO                                  WELLS FARGO
                                   ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT
                                    SMALL CAP            ADVANTAGE VT              CORE
                                    VALUE FUND         OPPORTUNITY FUND         EQUITY FUND
                                 SUB-ACCOUNT (37)        SUB-ACCOUNT         SUB-ACCOUNT (38)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,685)              $(2,106)                $(506)
 Net realized gain (loss) on
  security transactions                 (5,648)                 (874)               (6,716)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           91,361                45,585                11,836
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            84,028                42,605                 4,614
                                    ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                               4,035                    --                    --
 Net transfers                          22,810               131,795                    --
 Surrenders for benefit
  payments and fees                    (89,681)              (14,458)               (5,929)
 Net annuity transactions                   --                    --                    --
 Other                                      --                    --                    --
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (62,836)              117,337                (5,929)
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets                            21,192               159,942                (1,315)
NET ASSETS:
 Beginning of year                     566,482               147,847                54,331
                                    ----------            ----------             ---------
 End of year                          $587,674              $307,789               $53,016
                                    ==========            ==========             =========

(36) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(37) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(38) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with newly created Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH         INTERNATIONAL
                                 STRATEGY PORTFOLIO       VALUE PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(147,729)              $(64,993)
 Net realized gain (loss) on
  security transactions                   176,401                193,416
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,585,395              9,032,871
                                    -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,614,067              9,161,294
                                    -------------          -------------
UNIT TRANSACTIONS:
 Purchases                              5,241,528              6,461,281
 Net transfers                          7,388,869              7,941,010
 Surrenders for benefit
  payments and fees                    (1,190,895)            (1,171,898)
 Net annuity transactions                     250                     --
                                    -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    11,439,752             13,230,393
                                    -------------          -------------
 Net increase (decrease) in
  net assets                           16,053,819             22,391,687
NET ASSETS:
 Beginning of year                     12,085,723             15,187,727
                                    -------------          -------------
 End of year                          $28,139,542            $37,579,414
                                    =============          =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS     AIM V.I.
                                    SMALL/MID CAP        ALLIANCEBERNSTEIN VPS       INTERNATIONAL          BASIC
                                   VALUE PORTFOLIO          VALUE PORTFOLIO        GROWTH PORTFOLIO       VALUE FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(54,235)                 $14,389                 $225,162            $(88,008)
 Net realized gain (loss) on
  security transactions                 (171,659)                  (4,036)                  57,214             561,629
 Net realized gain on
  distributions                          298,055                       --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,492,437                  184,783                2,471,457          41,096,949
                                    ------------             ------------            -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,564,598                  195,136                2,753,833          41,570,570
                                    ------------             ------------            -------------      --------------
UNIT TRANSACTIONS:
 Purchases                             1,425,346                  151,631                1,248,802           1,188,347
 Net transfers                          (150,889)                 296,244                1,046,415          20,369,433
 Surrenders for benefit
  payments and fees                     (245,798)                 (49,962)                (287,366)        (11,585,485)
 Net annuity transactions                     --                       --                     (335)            (11,731)
                                    ------------             ------------            -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,028,659                  397,913                2,007,516           9,960,564
                                    ------------             ------------            -------------      --------------
 Net increase (decrease) in
  net assets                           3,593,257                  593,049                4,761,349          51,531,134
NET ASSETS:
 Beginning of year                     5,589,361                  618,256                5,817,476          90,052,859
                                    ------------             ------------            -------------      --------------
 End of year                          $9,182,618               $1,211,305              $10,578,825        $141,583,993
                                    ============             ============            =============      ==============

                                     AIM V.I.            AIM V.I.             AIM V.I.
                                      CAPITAL              CORE              GOVERNMENT
                                 APPRECIATION FUND     EQUITY FUND        SECURITIES FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(605,692)          $(102,038)          $24,153,931
 Net realized gain (loss) on
  security transactions               (2,443,307)           (973,140)            7,889,042
 Net realized gain on
  distributions                               --                  --            29,361,684
 Net unrealized appreciation
  (depreciation) of
  investments during the year         11,711,216          51,391,143           (82,204,892)
                                   -------------      --------------      ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           8,662,217          50,315,965           (20,800,235)
                                   -------------      --------------      ----------------
UNIT TRANSACTIONS:
 Purchases                               763,303           1,776,500             5,608,685
 Net transfers                         2,244,759          17,049,970          (159,730,853)
 Surrenders for benefit
  payments and fees                   (5,496,515)        (25,347,177)         (121,174,912)
 Net annuity transactions                (11,266)            (33,345)             (112,003)
                                   -------------      --------------      ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,499,719)         (6,554,052)         (275,409,083)
                                   -------------      --------------      ----------------
 Net increase (decrease) in
  net assets                           6,162,498          43,761,913          (296,209,318)
NET ASSETS:
 Beginning of year                    49,941,543         196,232,507         1,103,726,475
                                   -------------      --------------      ----------------
 End of year                         $56,104,041        $239,994,420          $807,517,157
                                   =============      ==============      ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   AIM V.I.             AIM V.I.
                                INTERNATIONAL         MID CAP CORE
                                 GROWTH FUND          EQUITY FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(252,759)         $(1,132,179)
 Net realized gain (loss) on
  security transactions             (4,382,015)           1,835,149
 Net realized gain on
  distributions                             --            3,150,280
 Net unrealized appreciation
  (depreciation) of
  investments during the year       57,290,213           56,863,793
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        52,655,439           60,717,043
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           9,337,255            1,437,124
 Net transfers                      21,876,212            6,095,303
 Surrenders for benefit
  payments and fees                (13,287,085)         (25,068,571)
 Net annuity transactions              (15,483)             (21,934)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 17,910,899          (17,558,078)
                                --------------       --------------
 Net increase (decrease) in
  net assets                        70,566,338           43,158,965
NET ASSETS:
 Beginning of year                 153,766,478          232,714,670
                                --------------       --------------
 End of year                      $224,332,816         $275,873,635
                                ==============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AIM V.I.            AIM V.I.                 AIM V.I.                AIM V.I.
                              SMALL CAP            LARGE CAP                CAPITAL              POWERSHARES ETF
                             EQUITY FUND          GROWTH FUND           DEVELOPMENT FUND         ALLOCATION FUND
                             SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                       $(1,760,182)          $(463,036)              $(139,211)                 $34,245
 Net realized gain (loss)
  on security transactions      (2,455,479)           (661,442)              1,028,971                   (7,048)
 Net realized gain on
  distributions                         --                  --                      --                   19,564
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          23,117,329           7,477,918               1,551,950                  875,358
                            --------------       -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               18,901,668           6,353,440               2,441,710                  922,119
                            --------------       -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                       3,098,476             270,907                 793,898                2,933,366
 Net transfers                   4,653,522            (839,663)              4,205,282                6,585,746
 Surrenders for benefit
  payments and fees            (10,415,354)         (2,898,401)               (466,502)                (115,069)
 Net annuity transactions           (1,255)             (2,211)                     --                       --
                            --------------       -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (2,664,611)         (3,469,368)              4,532,678                9,404,043
                            --------------       -------------            ------------            -------------
 Net increase (decrease)
  in net assets                 16,237,057           2,884,072               6,974,388               10,326,162
NET ASSETS:
 Beginning of year             104,456,902          29,147,739               1,603,165                  255,166
                            --------------       -------------            ------------            -------------
 End of year                  $120,693,959         $32,031,811              $8,577,553              $10,581,328
                            ==============       =============            ============            =============

                                                           AMERICAN FUNDS
                                 AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                     GLOBAL                  GROWTH AND              ASSET
                                   BOND FUND                INCOME FUND         ALLOCATION FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(584,954)               $4,041,554             $7,469,286
 Net realized gain (loss)
  on security transactions             (851,970)              (11,157,973)           (36,244,345)
 Net realized gain on
  distributions                              --                        --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               20,155,723               160,104,108            269,182,141
                                 --------------            --------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations                    18,718,799               152,987,689            240,407,082
                                 --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            3,685,137                 4,609,598              6,731,772
 Net transfers                       38,637,820                 6,487,759            (33,574,156)
 Surrenders for benefit
  payments and fees                 (30,839,669)              (32,990,814)          (125,182,172)
 Net annuity transactions                45,966                    19,288               (174,812)
                                 --------------            --------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             11,529,254               (21,874,169)          (152,199,368)
                                 --------------            --------------       ----------------
 Net increase (decrease)
  in net assets                      30,248,053               131,113,520             88,207,714
NET ASSETS:
 Beginning of year                  270,406,970               432,262,076          1,227,623,202
                                 --------------            --------------       ----------------
 End of year                       $300,655,023              $563,375,596         $1,315,830,916
                                 ==============            ==============       ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND          AMERICAN FUNDS
                                      GROWTH FUND            BOND FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,439,880            $17,294,704
 Net realized gain (loss) on
  security transactions                 (32,114,109)             1,381,310
 Net realized gain on
  distributions                                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           196,374,658             96,798,278
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            166,700,429            115,474,292
                                     --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                3,251,351             12,095,206
 Net transfers                          (25,353,420)           160,578,922
 Surrenders for benefit
  payments and fees                     (68,673,313)          (130,191,674)
 Net annuity transactions                   (35,867)              (113,174)
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (90,811,249)            42,369,280
                                     --------------       ----------------
 Net increase (decrease) in
  net assets                             75,889,180            157,843,572
NET ASSETS:
 Beginning of year                      726,259,062          1,052,329,260
                                     --------------       ----------------
 End of year                           $802,148,242         $1,210,172,832
                                     ==============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL            AMERICAN FUNDS              AMERICAN FUNDS             AMERICAN FUNDS
                                     GROWTH FUND           GROWTH FUND              GROWTH-INCOME FUND         INTERNATIONAL FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,416,753)          $(27,787,198)                $(3,736,510)              $(1,826,482)
 Net realized gain (loss) on
  security transactions                (12,597,393)          (103,536,375)               (109,731,405)              (32,106,981)
 Net realized gain on
  distributions                                 --                     --                          --                 4,107,736
 Net unrealized appreciation
  (depreciation) of
  investments during the year          178,966,944            919,679,168                 775,722,957               294,729,468
                                    --------------       ----------------            ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           164,952,798            788,355,595                 662,255,042               264,903,741
                                    --------------       ----------------            ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                               3,247,071             17,830,367                  16,696,937                 7,047,681
 Net transfers                         (10,089,426)           (46,637,261)                (56,967,085)              (21,057,899)
 Surrenders for benefit
  payments and fees                    (44,751,104)          (226,132,808)               (246,262,963)              (70,763,726)
 Net annuity transactions                  (32,952)               (71,688)                    (13,852)                  (37,099)
                                    --------------       ----------------            ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (51,626,411)          (255,011,390)               (286,546,963)              (84,811,043)
                                    --------------       ----------------            ----------------            --------------
 Net increase (decrease) in
  net assets                           113,326,387            533,344,205                 375,708,079               180,092,698
NET ASSETS:
 Beginning of year                     451,115,905          2,276,942,766               2,497,519,431               712,873,720
                                    --------------       ----------------            ----------------            --------------
 End of year                          $564,442,292         $2,810,286,971              $2,873,227,510              $892,966,418
                                    ==============       ================            ================            ==============

                                                              AMERICAN FUNDS            FIDELITY VIP
                                    AMERICAN FUNDS             GLOBAL SMALL                GROWTH
                                    NEW WORLD FUND         CAPITALIZATION FUND           PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(729,434)              $(4,614,085)               $(58,453)
 Net realized gain (loss) on
  security transactions                 (7,550,886)               (9,800,167)                289,178
 Net realized gain on
  distributions                                 --                        --                   3,352
 Net unrealized appreciation
  (depreciation) of
  investments during the year          138,920,953               156,238,736                 886,011
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           130,640,633               141,824,484               1,120,088
                                    --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,685,492                 2,909,098                 927,347
 Net transfers                          27,274,277                28,721,222                 (89,591)
 Surrenders for benefit
  payments and fees                    (28,554,411)              (27,926,233)               (175,190)
 Net annuity transactions                   14,758                   (22,021)                     --
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,420,116                 3,682,066                 662,566
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets                           132,060,749               145,506,550               1,782,654
NET ASSETS:
 Beginning of year                     288,741,037               246,757,458               2,358,388
                                    --------------            --------------            ------------
 End of year                          $420,801,786              $392,264,008              $4,141,042
                                    ==============            ==============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                 CONTRAFUND            MID CAP
                                  PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(183,152)          $(543,062)
 Net realized gain (loss) on
  security transactions               334,559             423,975
 Net realized gain on
  distributions                        19,946             325,090
 Net unrealized appreciation
  (depreciation) of
  investments during the year      20,647,136          17,197,931
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       20,818,489          17,403,934
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          8,734,600          12,236,897
 Net transfers                     13,101,218          18,435,648
 Surrenders for benefit
  payments and fees                (2,905,065)         (2,084,979)
 Net annuity transactions                  --                  --
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                18,930,753          28,587,566
                                -------------       -------------
 Net increase (decrease) in
  net assets                       39,749,242          45,991,500
NET ASSETS:
 Beginning of year                 42,378,745          26,881,180
                                -------------       -------------
 End of year                      $82,127,987         $72,872,680
                                =============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FIDELITY VIP               FRANKLIN
                                    FIDELITY VIP          DYNAMIC CAPITAL               RISING               FRANKLIN
                                  VALUE STRATEGIES          APPRECIATION              DIVIDENDS               INCOME
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,501)               $(13,982)              $(1,840,600)          $123,121,022
 Net realized gain (loss) on
  security transactions                 (693,947)               (271,548)              (29,203,353)           (49,702,444)
 Net realized gain on
  distributions                               --                      --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,866,804                 559,482               121,659,243            484,776,999
                                    ------------            ------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,133,356                 273,952                90,615,290            558,195,577
                                    ------------            ------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             1,020,164                 190,238                 4,004,456             51,215,001
 Net transfers                         2,335,633                 184,440               (17,894,377)            26,568,875
 Surrenders for benefit
  payments and fees                      (94,611)               (548,974)              (53,603,824)          (171,135,634)
 Net annuity transactions                     --                      --                   (25,480)              (236,700)
                                    ------------            ------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,261,186                (174,296)              (67,519,225)           (93,588,458)
                                    ------------            ------------            --------------       ----------------
 Net increase (decrease) in
  net assets                           4,394,542                  99,656                23,096,065            464,607,119
NET ASSETS:
 Beginning of year                     2,245,363                 916,034               666,810,750          1,752,120,045
                                    ------------            ------------            --------------       ----------------
 End of year                          $6,639,905              $1,015,690              $689,906,815         $2,216,727,164
                                    ============            ============            ==============       ================

                                       FRANKLIN                 FRANKLIN                  FRANKLIN
                                      LARGE CAP                  GLOBAL                SMALL-MID CAP
                                        GROWTH                 REAL ESTATE                 GROWTH
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(606,696)                $892,613               $(4,428,880)
 Net realized gain (loss) on
  security transactions                 (5,294,664)                (965,096)               (3,288,426)
 Net realized gain on
  distributions                                 --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,772,486                1,245,175                92,662,509
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            31,871,126                1,172,692                84,945,203
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 877,437                   41,212                 3,687,216
 Net transfers                            (716,011)                (516,294)               14,090,193
 Surrenders for benefit
  payments and fees                    (13,596,957)              (1,171,317)              (22,250,651)
 Net annuity transactions                  (13,068)                  (1,707)                   (1,121)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,448,599)              (1,648,106)               (4,474,363)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                            18,422,527                 (475,414)               80,470,840
NET ASSETS:
 Beginning of year                     125,964,840                9,475,830               209,034,623
                                    --------------            -------------            --------------
 End of year                          $144,387,367               $9,000,416              $289,505,463
                                    ==============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN
                                       SMALL CAP                 STRATEGIC
                                         VALUE                     INCOME
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(28,245)              $48,047,269
 Net realized gain (loss) on
  security transactions                 (11,555,649)                 (305,770)
 Net realized gain on
  distributions                           2,058,084                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            17,573,888               119,381,631
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,048,078               167,123,130
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                5,984,857                30,159,439
 Net transfers                           (7,413,430)              158,360,037
 Surrenders for benefit
  payments and fees                      (3,607,518)              (82,315,876)
 Net annuity transactions                    (1,939)                   (5,540)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (5,038,030)              106,198,060
                                     --------------            --------------
 Net increase (decrease) in
  net assets                              3,010,048               273,321,190
NET ASSETS:
 Beginning of year                       52,560,862               652,335,749
                                     --------------            --------------
 End of year                            $55,570,910              $925,656,939
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             TEMPLETON
                                                             DEVELOPING                TEMPLETON                 TEMPLETON
                                MUTUAL SHARES                 MARKETS                   FOREIGN                GLOBAL ASSET
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND           ALLOCATION FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,595,682                $3,676,724                $6,484,780                 $586,764
 Net realized gain (loss) on
  security transactions             (62,712,439)               (1,643,260)               (6,145,397)                (858,447)
 Net realized gain on
  distributions                              --                   572,540                17,490,311                  113,225
 Net unrealized appreciation
  (depreciation) of
  investments during the year       307,826,797                83,280,522               107,649,217                1,451,482
                               ----------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        247,710,040                85,886,526               125,478,911                1,293,024
                               ----------------            --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           32,387,970                 4,875,061                 5,148,171                   40,272
 Net transfers                       (6,528,420)               46,516,446               (16,130,183)                (396,520)
 Surrenders for benefit
  payments and fees                (103,887,344)              (14,274,250)              (41,674,137)              (1,202,716)
 Net annuity transactions               (42,176)                  (27,176)                  (84,900)                    (174)
                               ----------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (78,069,970)               37,090,081               (52,741,049)              (1,559,138)
                               ----------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets                        169,640,070               122,976,607                72,737,862                 (266,114)
NET ASSETS:
 Beginning of year                1,104,945,522               112,605,404               391,326,688                8,635,486
                               ----------------            --------------            --------------            -------------
 End of year                     $1,274,585,592              $235,582,011              $464,064,550               $8,369,372
                               ================            ==============            ==============            =============

                                                                                          FRANKLIN
                                      TEMPLETON                   MUTUAL                  FLEX CAP
                                        GROWTH               GLOBAL DISCOVERY              GROWTH
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT (A)             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,001,486               $(2,857,869)               $(842,212)
 Net realized gain (loss) on
  security transactions                (50,113,773)               (6,400,625)                 (29,423)
 Net realized gain on
  distributions                                 --                15,503,086                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          186,386,999               102,402,137               14,323,978
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           144,274,712               108,646,729               13,452,343
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              13,705,148                12,639,424                  973,869
 Net transfers                         (31,404,131)               33,766,468                5,417,426
 Surrenders for benefit
  payments and fees                    (50,043,363)              (42,885,590)              (2,998,565)
 Net annuity transactions                  (23,493)                  (50,948)                  (3,345)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (67,765,839)                3,469,354                3,389,385
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            76,508,873               112,116,083               16,841,728
NET ASSETS:
 Beginning of year                     558,083,971               510,476,533               40,416,653
                                    --------------            --------------            -------------
 End of year                          $634,592,844              $622,592,616              $57,258,381
                                    ==============            ==============            =============

(a)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                 GLOBAL BOND
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (B)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $119,403               $8,078,021
 Net realized gain (loss) on
  security transactions                    173,626                   10,197
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,351,513                2,429,095
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,644,542               10,517,313
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 207,540               17,534,898
 Net transfers                           2,051,385               34,381,282
 Surrenders for benefit
  payments and fees                     (1,965,624)              (3,134,453)
 Net annuity transactions                   (1,621)                      --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        291,680               48,781,727
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             5,936,222               59,299,040
NET ASSETS:
 Beginning of year                      20,461,652               38,964,928
                                     -------------            -------------
 End of year                           $26,397,874              $98,263,968
                                     =============            =============

(b) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD             HARTFORD             HARTFORD
                                 HARTFORD              TOTAL               CAPITAL              DIVIDEND
                                 ADVISERS           RETURN BOND          APPRECIATION          AND GROWTH
                                 HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $105,792          $15,469,086          $(1,668,650)          $3,797,091
 Net realized gain (loss) on
  security transactions               41,726               42,820            1,372,079              289,525
 Net realized gain on
  distributions                           --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,653,743           33,810,897          183,694,204           68,203,374
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,801,261           49,322,803          183,397,633           72,289,990
                               -------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         2,726,086          104,856,646           93,242,264           60,489,744
 Net transfers                     3,108,083          235,614,081          148,084,957          118,654,649
 Surrenders for benefit
  payments and fees                 (349,428)         (19,692,667)         (20,308,213)         (12,843,691)
 Net annuity transactions                250                1,468                  868                1,429
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                5,484,991          320,779,528          221,019,876          166,302,131
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       7,286,252          370,102,331          404,417,509          238,592,121
NET ASSETS:
 Beginning of year                 3,545,130          223,357,956          254,647,624          157,942,539
                               -------------       --------------       --------------       --------------
 End of year                     $10,831,382         $593,460,287         $659,065,133         $396,534,660
                               =============       ==============       ==============       ==============

                                      HARTFORD
                                    FUNDAMENTAL              HARTFORD               HARTFORD
                                       GROWTH             GLOBAL EQUITY          GLOBAL GROWTH
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,998)              $(1,039)                $(7,644)
 Net realized gain (loss) on
  security transactions                  (20,422)                2,238                  30,887
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            619,082               127,437                 316,909
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             581,662               128,636                 340,152
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               247,278                59,486                 267,155
 Net transfers                         1,308,550               213,835                 264,889
 Surrenders for benefit
  payments and fees                      (34,106)              (13,924)                (47,276)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,521,722               259,397                 484,768
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                           2,103,384               388,033                 824,920
NET ASSETS:
 Beginning of year                       894,080               190,268                 676,394
                                    ------------            ----------            ------------
 End of year                          $2,997,464              $578,301              $1,501,314
                                    ============            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  HARTFORD
                                 DISCIPLINED          HARTFORD
                                   EQUITY              GROWTH
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $253,956            $(36,599)
 Net realized gain (loss) on
  security transactions                24,757              14,298
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,948,562           2,577,924
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,227,275           2,555,623
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         17,372,860           1,581,650
 Net transfers                     22,952,372           5,401,213
 Surrenders for benefit
  payments and fees                (2,261,897)           (315,794)
 Net annuity transactions                  --                  --
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                38,063,335           6,667,069
                                -------------       -------------
 Net increase (decrease) in
  net assets                       51,290,610           9,222,692
NET ASSETS:
 Beginning of year                 27,201,082           3,414,560
                                -------------       -------------
 End of year                      $78,491,692         $12,637,252
                                =============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                                     HARTFORD           HARTFORD
                                        GROWTH             HARTFORD              INTERNATIONAL       INTERNATIONAL
                                    OPPORTUNITIES         HIGH YIELD                 GROWTH          OPPORTUNITIES
                                       HLS FUND            HLS FUND                 HLS FUND           HLS FUND
                                   SUB-ACCOUNT (C)        SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(773,761)         $2,194,234                 $14,940            $132,760
 Net realized gain (loss) on
  security transactions                    253,094             193,773                  (7,981)             69,131
 Net realized gain on
  distributions                                 --                  --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,497,146           4,201,253                 837,006           5,276,480
                                    --------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            26,976,479           6,589,260                 843,965           5,478,371
                                    --------------       -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              29,660,623           9,300,498                 535,770           4,205,110
 Net transfers                          31,201,701          14,794,497                 834,990           2,861,090
 Surrenders for benefit
  payments and fees                     (3,743,566)           (683,347)                (85,699)           (592,152)
 Net annuity transactions                      141                  --                      --                  --
                                    --------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     57,118,899          23,411,648               1,285,061           6,474,048
                                    --------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            84,095,378          30,000,908               2,129,026          11,952,419
NET ASSETS:
 Beginning of year                      48,992,381           3,365,795               1,985,829          12,038,929
                                    --------------       -------------            ------------       -------------
 End of year                          $133,087,759         $33,366,703              $4,114,855         $23,991,348
                                    ==============       =============            ============       =============

                                      HARTFORD
                                       MIDCAP              HARTFORD                  HARTFORD
                                       GROWTH            MONEY MARKET              SMALL COMPANY
                                      HLS FUND             HLS FUND                  HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(70,266)          $(23,900,904)               $(152,397)
 Net realized gain (loss) on
  security transactions                   79,392                     --                   99,427
 Net realized gain on
  distributions                               --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,336,174                     --                2,927,855
                                    ------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,345,300            (23,900,904)               2,874,885
                                    ------------       ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,668,136             60,535,555                1,420,720
 Net transfers                         3,524,003           (148,222,566)               2,887,568
 Surrenders for benefit
  payments and fees                     (168,218)          (533,819,656)                (321,394)
 Net annuity transactions                     --                 15,443                       --
                                    ------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,023,921           (621,491,224)               3,986,894
                                    ------------       ----------------            -------------
 Net increase (decrease) in
  net assets                           7,369,221           (645,392,128)               6,861,779
NET ASSETS:
 Beginning of year                     2,349,054          1,646,344,749                6,003,322
                                    ------------       ----------------            -------------
 End of year                          $9,718,275         $1,000,952,621              $12,865,101
                                    ============       ================            =============

(c) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                   SMALLCAP GROWTH              STOCK
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(39,923)                 $4,754
 Net realized gain (loss) on
  security transactions                    49,512                  31,427
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             865,757                 511,005
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              875,346                 547,186
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                799,712                 511,993
 Net transfers                            602,245                 491,226
 Surrenders for benefit
  payments and fees                       (33,340)                (86,898)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,368,617                 916,321
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            2,243,963               1,463,507
NET ASSETS:
 Beginning of year                      1,479,209                 781,427
                                     ------------            ------------
 End of year                           $3,723,172              $2,244,934
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                                         HARTFORD                HARTFORD
                                   U.S. GOVERNMENT             HARTFORD                 VALUE                   EQUITY
                                     SECURITIES                 VALUE               OPPORTUNITIES               INCOME
                                      HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(701,113)                $29,219                 $(3,487)               $146,562
 Net realized gain (loss) on
  security transactions                   (44,591)                 (9,287)               (231,045)                 45,220
 Net realized gain on
  distributions                                --                      --                      --                  32,980
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,232,845               1,182,569                 965,912               1,021,499
                                    -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              487,141               1,202,501                 731,380               1,246,261
                                    -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             13,448,535               1,925,961                 425,822               2,229,703
 Net transfers                          5,145,164                 824,515                 580,274               3,812,327
 Surrenders for benefit
  payments and fees                    (3,399,273)               (133,377)                (76,322)               (191,237)
 Net annuity transactions                      --                      --                      --                      --
                                    -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    15,194,426               2,617,099                 929,774               5,850,793
                                    -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           15,681,567               3,819,600               1,661,154               7,097,054
NET ASSETS:
 Beginning of year                     28,182,183               3,451,141               1,650,051               1,854,865
                                    -------------            ------------            ------------            ------------
 End of year                          $43,863,750              $7,270,741              $3,311,205              $8,951,919
                                    =============            ============            ============            ============

                                                            AMERICAN FUNDS
                                                               BLUE CHIP
                                   AMERICAN FUNDS             INCOME AND              AMERICAN FUNDS
                                  ASSET ALLOCATION              GROWTH                     BOND
                                      HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $63,176                 $(38,154)               $1,084,924
 Net realized gain (loss) on
  security transactions                     8,401                   76,307                    14,016
 Net realized gain on
  distributions                           137,393                  109,923                     6,288
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,395,045                4,918,498                 8,789,339
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,604,015                5,066,574                 9,894,567
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              5,342,993                4,284,905                31,770,770
 Net transfers                          6,749,549                4,769,651                57,932,491
 Surrenders for benefit
  payments and fees                    (1,300,512)                (882,403)               (4,813,586)
 Net annuity transactions                    (303)                      --                    (2,434)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    10,791,727                8,172,153                84,887,241
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                           17,395,742               13,238,727                94,781,808
NET ASSETS:
 Beginning of year                     21,482,558               10,673,807                53,586,884
                                    -------------            -------------            --------------
 End of year                          $38,878,300              $23,912,534              $148,368,692
                                    =============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL GROWTH
                                      GLOBAL BOND              AND INCOME
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $401,564                 $156,121
 Net realized gain (loss) on
  security transactions                     27,488                  156,465
 Net realized gain on
  distributions                                 --                   19,599
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,846,754               19,660,490
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,275,806               19,992,675
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               3,842,239                6,876,150
 Net transfers                           9,596,267               13,024,820
 Surrenders for benefit
  payments and fees                     (1,484,524)              (1,917,767)
 Net annuity transactions                       --                     (351)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,953,982               17,982,852
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            14,229,788               37,975,527
NET ASSETS:
 Beginning of year                      19,565,569               37,113,004
                                     -------------            -------------
 End of year                           $33,795,357              $75,088,531
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                  AMERICAN FUNDS          GLOBAL SMALL           AMERICAN FUNDS          AMERICAN FUNDS
                                   GLOBAL GROWTH         CAPITALIZATION              GROWTH              GROWTH-INCOME
                                     HLS FUND               HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,497              $(546,486)            $(2,001,483)                $98,541
 Net realized gain (loss) on
  security transactions                  172,299                (13,476)                382,594                 241,872
 Net realized gain on
  distributions                          304,313                309,254               2,102,143                 707,434
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,747,271             16,571,476              59,967,427              28,688,564
                                   -------------          -------------          --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           7,236,380             16,320,768              60,450,681              29,736,411
                                   -------------          -------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                             4,448,325             10,365,152              44,956,035              26,521,107
 Net transfers                         2,340,578             11,258,576              47,956,362              27,561,672
 Surrenders for benefit
  payments and fees                     (915,882)            (1,380,844)             (7,798,549)             (4,510,523)
 Net annuity transactions                     --                   (765)                 (2,346)                 (2,465)
                                   -------------          -------------          --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,873,021             20,242,119              85,111,502              49,569,791
                                   -------------          -------------          --------------          --------------
 Net increase (decrease) in
  net assets                          13,109,401             36,562,887             145,562,183              79,306,202
NET ASSETS:
 Beginning of year                    13,617,813             16,975,677             102,913,055              60,687,008
                                   -------------          -------------          --------------          --------------
 End of year                         $26,727,214            $53,538,564            $248,475,238            $139,993,210
                                   =============          =============          ==============          ==============


                                   AMERICAN FUNDS         AMERICAN FUNDS
                                   INTERNATIONAL             NEW WORLD          LORD ABBETT
                                      HLS FUND               HLS FUND         ALL VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT (D)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $42,637              $(152,665)             $10
 Net realized gain (loss) on
  security transactions                   364,786                (23,670)              --
 Net realized gain on
  distributions                         1,292,665                290,760               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          41,103,427             13,543,637               31
                                   --------------          -------------          -------
 Net increase (decrease) in
  net assets resulting from
  operations                           42,803,515             13,658,062               41
                                   --------------          -------------          -------
UNIT TRANSACTIONS:
 Purchases                             35,732,324              6,989,363            7,568
 Net transfers                         25,771,777             11,070,974               --
 Surrenders for benefit
  payments and fees                    (4,770,633)            (1,158,303)              --
 Net annuity transactions                  (1,260)                    --               --
                                   --------------          -------------          -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    56,732,208             16,902,034            7,568
                                   --------------          -------------          -------
 Net increase (decrease) in
  net assets                           99,535,723             30,560,096            7,609
NET ASSETS:
 Beginning of year                     66,450,276             20,462,894               --
                                   --------------          -------------          -------
 End of year                         $165,985,999            $51,022,990           $7,609
                                   ==============          =============          =======

(d) From inception August 28, 2009 to December 31, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      LORD ABBETT              LORD ABBETT
                                    AMERICA'S VALUE          BOND-DEBENTURE
                                       PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $229,602               $3,448,982
 Net realized gain (loss) on
  security transactions                     62,517                   46,229
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,454,572                9,838,462
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,746,691               13,333,673
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               2,408,522               11,997,071
 Net transfers                           3,536,654               24,451,281
 Surrenders for benefit
  payments and fees                       (309,911)              (2,431,564)
 Net annuity transactions                      250                       50
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,635,515               34,016,838
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             7,382,206               47,350,511
NET ASSETS:
 Beginning of year                       3,466,201               25,825,763
                                     -------------            -------------
 End of year                           $10,848,407              $73,176,274
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                LORD ABBETT
                                 GROWTH &
                                  INCOME             MFS CORE           MFS GROWTH          MFS GLOBAL
                                 PORTFOLIO         EQUITY SERIES          SERIES           EQUITY SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(35,151)            $11,227           $(652,010)            $90,254
 Net realized gain (loss) on
  security transactions               38,744          (1,986,343)         (2,431,499)           (941,834)
 Net realized gain on
  distributions                           --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,115,002           7,243,386          16,574,050           6,387,695
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,118,595           5,268,270          13,490,541           5,536,115
                               -------------       -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         1,314,646              79,543             629,859             138,201
 Net transfers                     2,334,635            (865,743)          4,336,402            (880,449)
 Surrenders for benefit
  payments and fees                 (486,983)         (2,515,563)         (5,207,601)         (1,931,812)
 Net annuity transactions                 --              (1,243)              4,897              (5,363)
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                3,162,298          (3,303,006)           (236,443)         (2,679,423)
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       5,280,893           1,965,264          13,254,098           2,856,692
NET ASSETS:
 Beginning of year                 7,066,666          20,293,395          41,586,870          21,351,995
                               -------------       -------------       -------------       -------------
 End of year                     $12,347,559         $22,258,659         $54,840,968         $24,208,687
                               =============       =============       =============       =============


                                                         MFS INVESTORS
                                  MFS HIGH                  GROWTH           MFS INVESTORS
                               INCOME SERIES             STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $11,007,952                $(529,237)           $(513,571)
 Net realized gain (loss) on
  security transactions             1,496,577               (2,316,612)          (8,683,666)
 Net realized gain on
  distributions                            --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      56,781,998               19,172,565           84,373,827
                               --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       69,286,527               16,326,716           75,176,590
                               --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          2,241,443                   65,467            2,360,407
 Net transfers                     62,177,804                  271,374            4,115,419
 Surrenders for benefit
  payments and fees               (21,676,783)              (5,532,576)         (34,023,524)
 Net annuity transactions              10,160                   (1,877)             (25,610)
                               --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                42,752,624               (5,197,612)         (27,573,308)
                               --------------            -------------       --------------
 Net increase (decrease) in
  net assets                      112,039,151               11,129,104           47,603,282
NET ASSETS:
 Beginning of year                129,967,916               48,168,652          325,835,726
                               --------------            -------------       --------------
 End of year                     $242,007,067              $59,297,756         $373,439,008
                               ==============            =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      MFS MID CAP                MFS NEW
                                     GROWTH SERIES           DISCOVERY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,066,603)              $(3,845,598)
 Net realized gain (loss) on
  security transactions                 (2,051,075)              (11,460,221)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,517,730               111,957,641
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,400,052                96,651,822
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 679,876                 1,506,645
 Net transfers                          11,320,340                  (367,612)
 Surrenders for benefit
  payments and fees                     (7,210,901)              (20,130,143)
 Net annuity transactions                   (3,180)                  (33,883)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,786,135               (19,024,993)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            28,186,187                77,626,829
NET ASSETS:
 Beginning of year                      55,162,219               174,055,576
                                     -------------            --------------
 End of year                           $83,348,406              $251,682,405
                                     =============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS TOTAL             MFS VALUE           MFS RESEARCH             MFS RESEARCH
                                RETURN SERIES             SERIES            BOND SERIES          INTERNATIONAL SERIES
                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $20,150,676          $(1,108,876)          $3,653,454                  $18,068
 Net realized gain (loss) on
  security transactions             (23,422,425)          (2,757,927)             224,531               (1,544,254)
 Net realized gain on
  distributions                              --                   --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       156,330,782           62,582,208           21,018,747               14,869,824
                               ----------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        153,059,033           58,715,405           24,896,732               13,343,638
                               ----------------       --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           17,872,666           22,176,095           11,241,335                  354,225
 Net transfers                        3,704,700           46,779,238          112,521,656               (1,143,378)
 Surrenders for benefit
  payments and fees                (103,152,056)         (22,526,792)         (20,791,809)              (4,618,277)
 Net annuity transactions              (103,636)              89,264              (52,182)                      --
                               ----------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (81,678,326)          46,517,805          102,919,000               (5,407,430)
                               ----------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets                         71,380,707          105,233,210          127,815,732                7,936,208
NET ASSETS:
 Beginning of year                1,036,620,837          244,740,665          126,850,761               49,832,168
                               ----------------       --------------       --------------            -------------
 End of year                     $1,108,001,544         $349,973,875         $254,666,493              $57,768,376
                               ================       ==============       ==============            =============

                                                              BLACKROCK              BLACKROCK
                                    MFS RESEARCH               GLOBAL                LARGE CAP
                                       SERIES             GROWTH V.I. FUND        GROWTH V.I. FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $36,899                 $6,381                $(21,040)
 Net realized gain (loss) on
  security transactions                   (76,631)               (51,455)                (11,120)
 Net realized gain on
  distributions                                --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,615,060                277,784                 267,430
                                    -------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,575,328                232,710                 235,270
                                    -------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 70,733                  3,804                   4,404
 Net transfers                          4,750,699                 64,275                  10,072
 Surrenders for benefit
  payments and fees                    (2,430,812)              (155,965)               (108,855)
 Net annuity transactions                      --                     --                      --
                                    -------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,390,620                (87,886)                (94,379)
                                    -------------            -----------            ------------
 Net increase (decrease) in
  net assets                            9,965,948                144,824                 140,891
NET ASSETS:
 Beginning of year                     24,661,227                746,826               1,080,663
                                    -------------            -----------            ------------
 End of year                          $34,627,175               $891,650              $1,221,554
                                    =============            ===========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    VAN KAMPEN --           VAN KAMPEN --
                                  UIF INTERNATIONAL          UIF MID CAP
                                    GROWTH EQUITY              GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,655)               $(263,988)
 Net realized gain (loss) on
  security transactions                  (96,637)                 529,836
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            211,742                8,516,564
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             111,450                8,782,412
                                     -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                    --                3,608,285
 Net transfers                           (96,040)               3,737,028
 Surrenders for benefit
  payments and fees                       (4,628)                (750,052)
 Net annuity transactions                     --                       82
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (100,668)               6,595,343
                                     -----------            -------------
 Net increase (decrease) in
  net assets                              10,782               15,377,755
NET ASSETS:
 Beginning of year                       398,496               10,078,157
                                     -----------            -------------
 End of year                            $409,278              $25,455,912
                                     ===========            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 VAN KAMPEN --                                 MORGAN STANLEY --       MORGAN STANLEY --
                                   UIF U.S.            MORGAN STANLEY --            CAPITAL                 MID CAP
                                 MID CAP VALUE            FOCUS GROWTH           OPPORTUNITIES               GROWTH
                                   PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(27,500)              $(12,030)                $(47,291)               $(8,804)
 Net realized gain (loss)
  on security transactions             (19,250)               (26,389)                 (45,415)               (22,443)
 Net realized gain on
  distributions                             --                     --                       --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,732,055                406,164                1,465,371                255,985
                                 -------------             ----------             ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    3,685,305                367,745                1,372,665                224,738
                                 -------------             ----------             ------------             ----------
UNIT TRANSACTIONS:
 Purchases                           1,582,758                  7,500                   13,030                     --
 Net transfers                       3,211,777                 74,696                 (282,594)               104,521
 Surrenders for benefit
  payments and fees                   (372,182)               (24,585)                (171,737)               (24,605)
 Net annuity transactions                   --                     --                       --                     --
                                 -------------             ----------             ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             4,422,353                 57,611                 (441,301)                79,916
                                 -------------             ----------             ------------             ----------
 Net increase (decrease)
  in net assets                      8,107,658                425,356                  931,364                304,654
NET ASSETS:
 Beginning of year                   6,480,460                510,578                2,269,513                429,576
                                 -------------             ----------             ------------             ----------
 End of year                       $14,588,118               $935,934               $3,200,877               $734,230
                                 =============             ==========             ============             ==========

                                                      MORGAN STANLEY --
                              MORGAN STANLEY --            DIVIDEND           MORGAN STANLEY --
                               FLEXIBLE INCOME              GROWTH              GLOBAL EQUITY
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (E)
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $38,637                    $463                    $657
 Net realized gain (loss)
  on security transactions            (6,364)                  6,531                (382,413)
 Net realized gain on
  distributions                           --                      --                  14,508
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                79,996                  49,995                 344,877
                                  ----------              ----------             -----------
 Net increase (decrease)
  in net assets resulting
  from operations                    112,269                  56,989                 (22,371)
                                  ----------              ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                --                      --                      --
 Net transfers                        91,495                 (45,183)               (373,144)
 Surrenders for benefit
  payments and fees                  (11,331)                 (2,426)                 (2,416)
 Net annuity transactions                 --                      --                      --
                                  ----------              ----------             -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              80,164                 (47,609)               (375,560)
                                  ----------              ----------             -----------
 Net increase (decrease)
  in net assets                      192,433                   9,380                (397,931)
NET ASSETS:
 Beginning of year                   611,362                 190,469                 397,931
                                  ----------              ----------             -----------
 End of year                        $803,795                $199,849                    $ --
                                  ==========              ==========             ===========

(e)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                       CAPITAL                OPPENHEIMER
                                     APPRECIATION          GLOBAL SECURITIES
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(36,896)                 $43,261
 Net realized gain (loss) on
  security transactions                   133,463                  222,089
 Net realized gain on
  distributions                                --                  446,423
 Net unrealized appreciation
  (depreciation) of
  investments during the year             782,314                7,542,012
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              878,881                8,253,785
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                406,885                3,057,141
 Net transfers                            755,727                4,099,189
 Surrenders for benefit
  payments and fees                      (115,380)              (1,095,292)
 Net annuity transactions                      91                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,047,323                6,061,038
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            1,926,204               14,314,823
NET ASSETS:
 Beginning of year                      1,057,142               15,754,488
                                     ------------            -------------
 End of year                           $2,983,346              $30,069,311
                                     ============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                    OPPENHEIMER         MAIN STREET             OPPENHEIMER          PUTNAM VT
                                    MAIN STREET          SMALL CAP                 VALUE            DIVERSIFIED
                                      FUND/VA             FUND/VA                 FUND/VA           INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,862)          $(214,705)                $(8,309)          $2,502,988
 Net realized gain (loss) on
  security transactions                   67,913            (123,416)                 27,613              200,615
 Net realized gain on
  distributions                               --                  --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            446,857           7,101,764                 315,766           24,637,592
                                    ------------       -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             509,908           6,763,643                 335,070           27,341,195
                                    ------------       -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                               317,483           5,881,569                 152,910           20,300,003
 Net transfers                           408,187           6,862,134                 248,376           27,010,263
 Surrenders for benefit
  payments and fees                      (62,913)           (869,822)                (23,375)          (3,222,023)
 Net annuity transactions                     --                  --                      --                   --
                                    ------------       -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      662,757          11,873,881                 377,911           44,088,243
                                    ------------       -------------            ------------       --------------
 Net increase (decrease) in
  net assets                           1,172,665          18,637,524                 712,981           71,429,438
NET ASSETS:
 Beginning of year                     1,001,478          10,774,226               1,085,350           30,391,469
                                    ------------       -------------            ------------       --------------
 End of year                          $2,174,143         $29,411,750              $1,798,331         $101,820,907
                                    ============       =============            ============       ==============

                                                             PUTNAM VT
                                     PUTNAM VT             INTERNATIONAL             PUTNAM VT
                                    GLOBAL ASSET             GROWTH AND            INTERNATIONAL
                                  ALLOCATION FUND           INCOME FUND             EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $180,423                $(16,183)               $(18,919)
 Net realized gain (loss) on
  security transactions                  (43,735)                  9,860                  (1,239)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,375,760                 308,767                 305,839
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,512,448                 302,444                 285,681
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,183,983                 128,349                 153,780
 Net transfers                           878,985                 315,037                 393,002
 Surrenders for benefit
  payments and fees                     (166,936)                (21,190)                (20,583)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,896,032                 422,196                 526,199
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           4,408,480                 724,640                 811,880
NET ASSETS:
 Beginning of year                     2,322,036                 674,450                 818,726
                                    ------------            ------------            ------------
 End of year                          $6,730,516              $1,399,090              $1,630,606
                                    ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                      SMALL CAP              PUTNAM VT
                                        VALUE                 VOYAGER
                                     SUB-ACCOUNT          SUB-ACCOUNT (F)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(2,399)                $(1)
 Net realized gain (loss) on
  security transactions                    36,443                  --
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             345,709                  54
                                     ------------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              379,753                  53
                                     ------------             -------
UNIT TRANSACTIONS:
 Purchases                                273,451                  --
 Net transfers                            281,869               4,752
 Surrenders for benefit
  payments and fees                       (16,299)                 --
 Net annuity transactions                      --                  --
                                     ------------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       539,021               4,752
                                     ------------             -------
 Net increase (decrease) in
  net assets                              918,774               4,805
NET ASSETS:
 Beginning of year                        642,194                  --
                                     ------------             -------
 End of year                           $1,560,968              $4,805
                                     ============             =======

(f)  From inception June 30, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT          JENNISON 20/20                                PRUDENTIAL
                                     EQUITY                FOCUS                JENNISON               VALUE
                                   INCOME FUND           PORTFOLIO             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (F)        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                 $(7,521)              $(1,829)                $(345)
 Net realized gain (loss) on
  security transactions                  --                 (34,587)                 (654)              (22,584)
 Net realized gain on
  distributions                          --                      --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10)                222,841                37,218               105,765
                                      -----              ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (10)                180,733                34,735                82,836
                                      -----              ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               --                     111                    --                    66
 Net transfers                          864                 (30,950)                  111                (9,657)
 Surrenders for benefit
  payments and fees                      --                 (25,956)               (4,821)              (18,076)
 Net annuity transactions                --                      --                    --                    --
                                      -----              ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     864                 (56,795)               (4,710)              (27,667)
                                      -----              ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            854                 123,938                30,025                55,169
NET ASSETS:
 Beginning of year                       --                 380,416                88,007               237,098
                                      -----              ----------            ----------            ----------
 End of year                           $854                $504,354              $118,032              $292,267
                                      =====              ==========            ==========            ==========

                                    VAN KAMPEN --                                    WELLS FARGO
                                     UIF GROWTH             VAN KAMPEN --            ADVANTAGE VT
                                     AND INCOME              UIF COMSTOCK               ASSET
                                      PORTFOLIO               PORTFOLIO            ALLOCATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $901,689                 $65,494                    $499
 Net realized gain (loss) on
  security transactions                    72,918                 (61,433)                (36,442)
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,178,769                 614,269                 148,590
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,153,376                 618,330                 112,647
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              3,465,715                   3,283                      --
 Net transfers                         13,378,200                (102,019)                (82,939)
 Surrenders for benefit
  payments and fees                    (1,743,136)                (91,129)                (99,653)
 Net annuity transactions                      91                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    15,100,870                (189,865)               (182,592)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           25,254,246                 428,465                 (69,945)
NET ASSETS:
 Beginning of year                     24,622,036               2,482,506               1,116,169
                                    -------------            ------------            ------------
 End of year                          $49,876,282              $2,910,971              $1,046,224
                                    =============            ============            ============

(f)  From inception June 30, 2009 to December 31, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT
                                     TOTAL RETURN                EQUITY
                                       BOND FUND              INCOME FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $174,416                  $3,783
 Net realized gain (loss) on
  security transactions                       (903)                (72,195)
 Net realized gain on
  distributions                             27,949                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              408,806                 318,744
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               610,268                 250,332
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  28,764                  15,650
 Net transfers                           1,121,355                  69,790
 Surrenders for benefit
  payments and fees                     (1,245,997)               (139,193)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (95,878)                (53,753)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                               514,390                 196,579
NET ASSETS:
 Beginning of year                       6,782,288               1,765,451
                                     -------------            ------------
 End of year                            $7,296,678              $1,962,030
                                     =============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 WELLS FARGO            WELLS FARGO           WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT          ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                                C&B LARGE CAP          LARGE COMPANY         INTERNATIONAL           LARGE COMPANY
                                  VALUE FUND             CORE FUND             CORE FUND              GROWTH FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(1,232)               $(113)                $21,954                $(30,178)
 Net realized gain (loss)
  on security transactions            (15,396)             (12,769)                (11,350)                (56,556)
 Net realized gain on
  distributions                            --                   --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                358,135               25,415                 180,748                 765,220
                                 ------------            ---------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     341,507               12,533                 191,352                 678,486
                                 ------------            ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             10,630                   --                  16,479                  14,468
 Net transfers                         30,186               (3,892)                106,749                 (97,329)
 Surrenders for benefit
  payments and fees                  (109,677)             (27,316)               (134,334)               (211,153)
 Net annuity transactions                  --                   --                      --                      --
                                 ------------            ---------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (68,861)             (31,208)                (11,106)               (294,014)
                                 ------------            ---------            ------------            ------------
 Net increase (decrease)
  in net assets                       272,646              (18,675)                180,246                 384,472
NET ASSETS:
 Beginning of year                  1,189,172               73,006               1,675,898               1,825,574
                                 ------------            ---------            ------------            ------------
 End of year                       $1,461,818              $54,331              $1,856,144              $2,210,046
                                 ============            =========            ============            ============

                                  WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT             ADVANTAGE VT            WELLS FARGO
                                     MONEY                 SMALL CAP              ADVANTAGE VT
                                  MARKET FUND             GROWTH FUND            DISCOVERY FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(100,261)               $(47,686)               $(20,489)
 Net realized gain (loss)
  on security transactions                  --                   7,765                    (932)
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                      --               1,105,419                 375,240
                                 -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     (100,261)              1,065,498                 353,819
                                 -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                  14,571                   6,544
 Net transfers                         906,919                (123,249)                 26,173
 Surrenders for benefit
  payments and fees                 (2,446,427)               (178,768)                (49,670)
 Net annuity transactions                   --                      --                      --
                                 -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,539,508)               (287,446)                (16,953)
                                 -------------            ------------            ------------
 Net increase (decrease)
  in net assets                     (1,639,769)                778,052                 336,866
NET ASSETS:
 Beginning of year                   5,982,192               2,271,934                 935,355
                                 -------------            ------------            ------------
 End of year                        $4,342,423              $3,049,986              $1,272,221
                                 =============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                    ADVANTAGE VT           WELLS FARGO
                                    SMALL/MID CAP          ADVANTAGE VT
                                     VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,802)              $(2,344)
 Net realized gain (loss) on
  security transactions                 (234,465)               (9,968)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            443,100                58,528
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             205,833                46,216
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 3,390                    --
 Net transfers                          (184,290)              (15,099)
 Surrenders for benefit
  payments and fees                      (26,965)                 (527)
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (207,865)              (15,626)
                                     -----------            ----------
 Net increase (decrease) in
  net assets                              (2,032)               30,590
NET ASSETS:
 Beginning of year                       568,514               117,257
                                     -----------            ----------
 End of year                            $566,482              $147,847
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Basic Value Fund (formerly AIM V.I. Basic Value Fund), Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation Fund), Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund), Invesco V.I. Government Securities Fund (formerly AIM V.I. Government Securities Fund), Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth Fund), Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund), Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund), Invesco V.I. Large Cap Growth Fund (formerly AIM V.I. Large Cap Growth Fund), Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund), Invesco V.I. Global Multi-Asset Fund (formerly AIM V.I. PowerShares ETF Allocation Fund), American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund (merged with Wells Fargo Advantage VT Large Company Growth
    Fund), Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, *Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS Fund), Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund), Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value Opportunities HLS
    Fund)(merged with Hartford Equity Income HLS Fund), American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Lord Abbett Fundamental Equity Portfolio (formerly Lord Abbett All Value Portfolio), Lord Abbett Capital Structure Portfolio (formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income Portfolio, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Opportunities V.I. Fund (formerly BlackRock Global Growth V.I. Fund), BlackRock Large Cap Growth V.I. Fund, Invesco Van Kampen V. I. International Growth Equity (formerly Van Kampen -- UIF International Growth Equity Portfolio), UIF Mid Cap Growth Portfolio (formerly Van Kampen -- UIF

-------------------------------------------------------------------------------

    Mid Cap Growth Portfolio), Invesco Van Kampen V. I. Mid Cap Value Fund (formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio), Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Invesco V.I. Select Dimensions Dividend Growth Portfolio (formerly Morgan Stanley -- Dividend Growth Portfolio), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund (formerly Putnam VT International Growth and Income Fund), Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value, Putnam VT Voyager, Putnam VT Equity Income Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Invesco Van Kampen V. I. Growth and Income Fund (formerly Van Kampen LIT Growth and Income Portfolio), Invesco Van Kampen V. I. Comstock Fund (formerly Van Kampen LIT Comstock Portfolio), Wells Fargo Advantage VT Index Asset Allocation Fund (formerly Wells Fargo Advantage VT Asset Allocation Fund), Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund (merged with Wells Fargo Advantage VT Equity Income Fund) (merged with Wells Fargo Advantage VT C&B Large Cap Value Fund), Wells Fargo Advantage VT International Equity Fund (formerly Wells Fargo Advantage VT International Core Fund), *Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund (formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund), Wells Fargo Advantage VT Opportunity Fund, and Wells Fargo Advantage VT Core Equity Fund (merged with Wells Fargo Advantage VT Large Company Core Fund). The Sub-Accounts are invested in mutual fund (the "Funds") of the same name.

* These funds were liquidated during 2010, as a result, they are not presented in the statements of assets and liabilities.

    During 2009 the following Sub-Account was liquidated: Morgan Stanley -- Global Equity Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       (h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These changes are reflected in the accompanying statement of operations.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.20% of the Sub-Account's average daily net assets for these services. These changes are reflected in the accompanying statement of operations.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. These expenses are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment. There were no distribution charges for the year ended December 31, 2010.

       f) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are either included in the mortality and expense risk charges in the accompanying statement of operations or are deducted through a surrender of units and are included in the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $8,652,092      $4,796,795
AllianceBernstein VPS International Value
 Portfolio                                             8,330,495       6,870,879
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                            18,304,658       8,828,524
AllianceBernstein VPS Value Portfolio                    134,563         202,128
AllianceBernstein VPS International Growth
 Portfolio                                             1,199,300       2,178,330
Invesco V.I. Basic Value Fund*                        13,636,510      55,307,301
Invesco V.I. Capital Appreciation Fund*                5,119,908      15,318,282
Invesco V.I. Core Equity Fund*                        28,864,097      65,969,519
Invesco V.I. Government Securities Fund*             213,725,502     309,976,461
Invesco V.I. International Growth Fund*               28,565,181      52,374,422
Invesco V.I. Mid Cap Core Equity Fund*                32,580,138      76,392,632
Invesco V.I. Small Cap Equity Fund*                   50,853,251      56,074,423
Invesco V.I. Large Cap Growth Fund*                    3,970,923       8,280,237
Invesco V.I. Capital Development Fund*                 5,804,076       5,771,211
Invesco V.I. Global Multi-Asset Fund *                 6,720,362       4,583,802
American Funds Global Bond Fund                       82,273,659      91,219,523
American Funds Global Growth and Income Fund          48,701,925     102,560,260
American Funds Asset Allocation Fund                  76,412,462     249,464,391
American Funds Blue Chip Income and Growth Fund       49,790,018     158,068,878
American Funds Bond Fund                             172,707,562     291,726,103
American Funds Global Growth Fund                     31,320,284     120,927,254
American Funds Growth Fund                            91,968,991     555,966,186
American Funds Growth-Income Fund                    103,588,383     523,679,650
American Funds International Fund                     64,581,208     177,160,343
American Funds New World Fund                         76,617,985     100,729,630
American Funds Global Small Capitalization Fund       53,973,601     110,803,946
Wells Fargo Advantage VT Omega Growth Fund*            2,044,795       2,465,352
Fidelity VIP Growth Portfolio                          1,009,372       1,950,279
Fidelity VIP Contrafund Portfolio                     11,171,752      12,040,974
Fidelity VIP Mid Cap Portfolio                        17,244,804      15,785,887
Fidelity VIP Value Strategies Portfolio                2,624,083       4,675,596
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                             1,189,854         610,715
Fidelity VIP Strategic Income Portfolio                  417,672          47,938
Franklin Rising Dividends Securities Fund             63,756,613     110,845,916
Franklin Income Securities Fund                      234,593,730     376,617,012
Franklin Large Cap Growth Securities Fund             11,802,966      33,324,535
Franklin Global Real Estate Securities Fund              751,168       1,937,639
Franklin Small-Mid Cap Growth Securities Fund         60,587,924      90,480,705
Franklin Small Cap Value Securities Fund              88,816,299      52,884,301
Franklin Strategic Income Securities Fund            200,292,616     214,129,812
Mutual Shares Securities Fund                         68,778,066     230,645,970
Templeton Developing Markets Securities Fund          60,902,947      83,784,413
Templeton Foreign Securities Fund                     61,738,388     111,147,978
Templeton Global Asset Allocation Fund*                1,031,663       8,890,020
Templeton Growth Securities Fund                      29,134,305     115,565,508
Mutual Global Discovery Securities Fund               53,598,330     111,548,627

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund             $11,909,423     $16,451,958
Franklin Large Cap Value Securities Fund               9,732,817       8,488,284
Templeton Global Bond Securities Fund                 40,197,994      16,263,984
Hartford Advisers HLS Fund                             4,934,836       3,125,702
Hartford Total Return Bond HLS Fund                  197,424,212      84,126,073
Hartford Capital Appreciation HLS Fund               110,437,288      72,907,394
Hartford Dividend and Growth HLS Fund                 85,643,439      30,215,712
Hartford Global Research HLS Fund*                       269,384         194,822
Hartford Global Growth HLS Fund                          505,247         348,838
Hartford Disciplined Equity HLS Fund                  21,994,702       8,803,712
Hartford Growth HLS Fund*                             13,114,652       8,261,523
Hartford Growth Opportunities HLS Fund                31,848,386      17,965,386
Hartford High Yield HLS Fund                          44,024,519      23,937,492
Hartford Index HLS Fund                                  106,583           1,032
Hartford International Opportunities HLS Fund*        11,813,038       9,870,605
Hartford Small/Mid Cap Equity HLS Fund*                3,502,067       3,878,738
Hartford Money Market HLS Fund                       513,436,389     781,782,589
Hartford Small Company HLS Fund                        2,404,014       4,223,629
Hartford SmallCap Growth HLS Fund                      4,462,615       1,724,628
Hartford Stock HLS Fund                                  398,207         691,641
Hartford U.S. Government Securities HLS Fund          36,279,101      31,569,769
Hartford Value HLS Fund*                              19,881,681      18,374,145
American Funds Asset Allocation HLS Fund              10,213,869       6,848,052
American Funds Blue Chip Income and Growth HLS
 Fund                                                  6,209,389       4,430,577
American Funds Bond HLS Fund                          43,654,932      31,182,070
American Funds Global Bond HLS Fund                    7,534,140       8,541,162
American Funds Global Growth and Income HLS
 Fund                                                  8,911,397      13,444,307
American Funds Global Growth HLS Fund                  4,236,704       4,054,345
American Funds Global Small Capitalization HLS
 Fund                                                 11,749,027      13,511,233
American Funds Growth HLS Fund                        31,218,870      30,091,429
American Funds Growth-Income HLS Fund                 16,741,029      17,843,387
American Funds International HLS Fund                 38,736,058      19,723,243
American Funds New world HLS Fund                     13,299,468      10,588,509
Lord Abbett Fundamental Equity Portfolio*                284,892          22,987
Lord Abbett Capital Structure Portfolio*               3,847,252       2,185,438
Lord Abbett Bond-Debenture Portfolio                  19,571,848      18,364,345
Lord Abbett Growth & Income Portfolio                  2,470,871       1,641,179
MFS Core Equity Series                                 1,994,549       5,736,133
MFS Growth Series                                     11,879,034      17,451,263
MFS Global Equity Series                               3,348,452       6,306,976
MFS High Income Series                               110,004,535     103,782,685
MFS Investors Growth Stock Series                      3,325,944      16,784,120
MFS Investors Trust Series                            28,925,320      80,381,444
MFS Mid Cap Growth Series                             32,501,603      31,395,861
MFS New Discovery Series                              44,808,496      92,814,876
MFS Total Return Series                               87,743,961     207,700,324
MFS Value Series                                      56,812,245      62,498,784
MFS Research Bond Series                             160,724,855      93,829,319
MFS Research International Series                      8,026,616      14,911,432

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS Research Series                                   $8,903,694     $12,696,438
BlackRock Global Opportunities V.I. Fund*                 51,207         257,085
BlackRock Large Cap Growth V.I. Fund                      49,132         188,081
Invesco Van Kampen V. I. International Growth
 Equity*                                                 116,073          60,493
UIF Mid Cap Growth Portfolio*                          3,184,410       6,222,371
Invesco Van Kampen V. I. Mid Cap Value Fund*           3,558,108       4,328,151
Morgan Stanley -- Focus Growth Portfolio                 230,388         272,286
Morgan Stanley -- Capital Opportunities
 Portfolio                                               211,434         777,378
Morgan Stanley -- Mid Cap Growth Portfolio                77,315         180,902
Morgan Stanley -- Flexible Income Portfolio              117,482         162,399
Invesco V.I. Select Dimensions Dividend Growth
 Portfolio*                                                7,716          31,665
Oppenheimer Capital Appreciation Fund/VA                 521,919         927,888
Oppenheimer Global Securities Fund/VA                  2,617,245       4,750,949
Oppenheimer Main Street Fund/VA                          654,331         598,651
Oppenheimer Main Street Small Cap Fund/VA              4,242,947       7,098,804
Oppenheimer Value Fund/VA                                197,858         780,686
Putnam VT Diversified Income Fund                     39,005,883      30,858,863
Putnam VT Global Asset Allocation Fund                 1,297,006         968,948
Putnam VT International Value Fund*                      395,523         434,634
Putnam VT International Equity Fund                      503,684         678,863
Putnam VT Investors Fund                                  55,951           9,177
Putnam VT Small Cap Value                                972,104         726,936
Putnam VT Voyager                                        542,695          89,889
Putnam VT Equity Income Fund                             471,943          21,814
Jennison 20/20 Focus Portfolio                            19,314          36,349
Jennison Portfolio                                            16          21,879
Prudential Value Portfolio                                 1,027           5,766
Invesco Van Kampen V. I. Growth and Income
 Fund*                                                 6,560,158       6,959,087
Invesco Van Kampen V. I. Comstock Fund*                   73,903         300,730
Wells Fargo Advantage VT Index Asset Allocation
 Fund*                                                    21,134         118,745
Wells Fargo Advantage VT Total Return Bond Fund        1,798,792       2,537,639
Wells Fargo Advantage VT Intrinsic Value Fund*         2,058,732       2,465,416
Wells Fargo Advantage VT International Equity
 Fund*                                                 1,917,508       2,139,804
Wells Fargo Advantage VT Money Market Fund*              305,415       4,647,838
Wells Fargo Advantage VT Small Cap Growth Fund           464,218         954,902
Wells Fargo Advantage VT Discovery Fund                  607,952         456,315
Wells Fargo Advantage VT Small Cap Value Fund*           160,170         224,691
Wells Fargo Advantage VT Opportunity Fund                214,205          98,974
Wells Fargo Advantage VT Core Equity Fund*                51,276          57,712

*   See parenthetical for this Sub-Account in Note 1.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           852,474        486,903         365,571
AllianceBernstein VPS
 International Value
 Portfolio                         1,146,402        973,530         172,872
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                         1,700,586        858,706         841,880
AllianceBernstein VPS Value
 Portfolio                            13,698         24,237         (10,539)
AllianceBernstein VPS
 International Growth
 Portfolio                           134,907        273,208        (138,301)
Invesco V.I. Basic Value
 Fund*                            12,851,921     52,992,172     (40,140,251)
Invesco V.I. Capital
 Appreciation Fund*                4,267,010     13,875,283      (9,608,273)
Invesco V.I. Core Equity
 Fund*                             2,618,741      5,834,847      (3,216,106)
Invesco V.I. Government
 Securities Fund*                141,223,994    234,636,044     (93,412,050)
Invesco V.I. International
 Growth Fund*                      8,283,856     25,349,906     (17,066,050)
Invesco V.I. Mid Cap Core
 Equity Fund*                     19,533,497     45,628,554     (26,095,057)
Invesco V.I. Small Cap Equity
 Fund*                             4,252,415      4,447,605        (195,190)
Invesco V.I. Large Cap Growth
 Fund*                               380,509        791,125        (410,616)
Invesco V.I. Capital
 Development Fund*                   792,102        762,589          29,513
Invesco V.I. Global
 Multi-Asset Fund *                  512,570        340,755         171,815
American Funds Global Bond
 Fund                              6,215,594      7,273,032      (1,057,438)
American Funds Global Growth
 and Income Fund                   3,850,534     10,137,337      (6,286,803)
American Funds Asset
 Allocation Fund                   4,616,343     19,255,124     (14,638,781)
American Funds Blue Chip
 Income and Growth Fund           39,815,144    154,800,797    (114,985,653)
American Funds Bond Fund          10,361,926     19,717,604      (9,355,678)
American Funds Global Growth
 Fund                              2,027,668      8,601,080      (6,573,412)
American Funds Growth Fund         8,022,561     49,692,619     (41,670,058)
American Funds Growth-Income
 Fund                              6,275,662     42,463,137     (36,187,475)
American Funds International
 Fund                              4,037,537     12,724,640      (8,687,103)
American Funds New World Fund      3,058,932      4,145,085      (1,086,153)
American Funds Global Small
 Capitalization Fund               3,027,515      6,485,539      (3,458,024)
Wells Fargo Advantage VT
 Omega Growth Fund*                  299,785      2,508,014      (2,208,229)
Fidelity VIP Growth Portfolio        123,020        236,907        (113,887)
Fidelity VIP Contrafund
 Portfolio                         1,145,039      1,289,780        (144,741)
Fidelity VIP Mid Cap
 Portfolio                         1,703,672      1,576,382         127,290
Fidelity VIP Value Strategies
 Portfolio                           290,551        520,015        (229,464)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio              133,909         64,042          69,867
Fidelity VIP Strategic Income
 Portfolio                            33,956          3,921          30,035
Franklin Rising Dividends
 Securities Fund                   4,229,110      7,898,404      (3,669,294)
Franklin Income Securities
 Fund                              7,256,052     24,036,452     (16,780,400)
Franklin Large Cap Growth
 Securities Fund                   1,110,455      3,089,171      (1,978,716)
Franklin Global Real Estate
 Securities Fund                      33,693        122,012         (88,319)
Franklin Small-Mid Cap Growth
 Securities Fund                   6,464,302      9,100,858      (2,636,556)
Franklin Small Cap Value
 Securities Fund                  10,186,730      6,294,107       3,892,623
Franklin Strategic Income
 Securities Fund                  10,318,743     12,290,829      (1,972,086)
Mutual Shares Securities Fund      4,685,280     16,266,159     (11,580,879)
Templeton Developing Markets
 Securities Fund                   3,159,460      4,311,353      (1,151,893)
Templeton Foreign Securities
 Fund                              5,075,468      9,232,167      (4,156,699)
Templeton Growth Securities
 Fund                              2,226,988      9,802,857      (7,575,869)
Mutual Global Discovery
 Securities Fund                   2,966,414      5,823,720      (2,857,306)
Franklin Flex Cap Growth
 Securities Fund                   1,165,489      1,573,778        (408,289)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Large Cap Value
 Securities Fund                     987,659        891,823          95,836
Templeton Global Bond
 Securities Fund                   3,221,580      1,272,564       1,949,016
Hartford Advisers HLS Fund           503,856        315,087         188,769
Hartford Total Return Bond
 HLS Fund                         16,272,700      7,539,061       8,733,639
Hartford Capital Appreciation
 HLS Fund                         12,368,080      7,972,397       4,395,683
Hartford Dividend and Growth
 HLS Fund                          8,655,714      3,095,982       5,559,732
Hartford Global Research HLS
 Fund*                                27,569         21,892           5,677
Hartford Global Growth HLS
 Fund                                 53,563         43,829           9,734
Hartford Disciplined Equity
 HLS Fund                          2,492,884        950,906       1,541,978
Hartford Growth HLS Fund*          1,445,829        884,328         561,501
Hartford Growth Opportunities
 HLS Fund                          4,148,624      2,147,438       2,001,186
Hartford High Yield HLS Fund       3,629,459      1,988,233       1,641,226
Hartford Index HLS Fund                8,500             58           8,442
Hartford International
 Opportunities HLS Fund*           1,359,607      1,299,144          60,463
Hartford Small/Mid Cap Equity
 HLS Fund*                           367,737        416,212         (48,475)
Hartford Money Market HLS
 Fund                            369,289,901    582,099,698    (212,809,797)
Hartford Small Company HLS
 Fund                                264,822        461,577        (196,755)
Hartford SmallCap Growth HLS
 Fund                                417,329        165,006         252,323
Hartford Stock HLS Fund               39,235         71,487         (32,252)
Hartford U.S. Government
 Securities HLS Fund               3,424,699      3,106,215         318,484
Hartford Value HLS Fund*           2,113,816      1,922,460         191,356
American Funds Asset
 Allocation HLS Fund                 987,326        710,620         276,706
American Funds Blue Chip
 Income and Growth HLS Fund          591,580        487,236         104,344
American Funds Bond HLS Fund       4,008,610      2,912,930       1,095,680
American Funds Global Bond
 HLS Fund                            684,865        771,921         (87,056)
American Funds Global Growth
 and Income HLS Fund                 861,827      1,568,309        (706,482)
American Funds Global Growth
 HLS Fund                            422,044        413,471           8,573
American Funds Global Small
 Capitalization HLS Fund           1,347,114      1,540,092        (192,978)
American Funds Growth HLS
 Fund                              3,635,338      3,303,595         331,743
American Funds Growth-Income
 HLS Fund                          1,783,974      1,983,631        (199,657)
American Funds International
 HLS Fund                          4,439,999      2,198,828       2,241,171
American Funds New World HLS
 Fund                              1,341,235      1,133,942         207,293
Lord Abbett Fundamental
 Equity Portfolio*                    25,212          1,876          23,336
Lord Abbett Capital Structure
 Portfolio*                          358,441        206,884         151,557
Lord Abbett Bond-Debenture
 Portfolio                         1,347,323      1,543,499        (196,176)
Lord Abbett Growth & Income
 Portfolio                           275,292        172,743         102,549
MFS Core Equity Series               247,663        719,336        (471,673)
MFS Growth Series                  1,616,035      2,310,355        (694,320)
MFS Global Equity Series             240,311        452,684        (212,373)
MFS High Income Series             7,009,540      7,643,633        (634,093)
MFS Investors Growth Stock
 Series                              481,871      2,324,076      (1,842,205)
MFS Investors Trust Series         3,094,154      8,705,443      (5,611,289)
MFS Mid Cap Growth Series          6,880,462      6,452,656         427,806
MFS New Discovery Series           3,855,748      7,679,518      (3,823,770)
MFS Total Return Series            5,236,334     15,203,236      (9,966,902)
MFS Value Series                   4,885,033      4,463,632         421,401
MFS Research Bond Series          13,143,734      7,673,274       5,470,460
MFS Research International
 Series                              632,853      1,213,594        (580,741)
MFS Research Series                  831,318      1,194,567        (363,249)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
BlackRock Global
 Opportunities V.I. Fund*              3,405         19,913         (16,508)
BlackRock Large Cap Growth
 V.I. Fund                             3,918         19,249         (15,331)
Invesco Van Kampen V. I.
 International Growth
 Equity*                              11,530          6,107           5,423
UIF Mid Cap Growth Portfolio*        328,759        598,377        (269,618)
Invesco Van Kampen V. I. Mid
 Cap Value Fund*                     378,510        437,941         (59,431)
Morgan Stanley -- Focus
 Growth Portfolio                     30,372         32,396          (2,024)
Morgan Stanley -- Capital
 Opportunities Portfolio              46,856        153,437        (106,581)
Morgan Stanley -- Mid Cap
 Growth Portfolio                      8,061         17,257          (9,196)
Morgan Stanley -- Flexible
 Income Portfolio                      6,576         13,710          (7,134)
Invesco V.I. Select
 Dimensions Dividend Growth
 Portfolio*                              504          2,843          (2,339)
Oppenheimer Capital
 Appreciation Fund/VA                 57,114         97,682         (40,568)
Oppenheimer Global Securities
 Fund/VA                             245,654        472,971        (227,317)
Oppenheimer Main Street
 Fund/VA                              70,047         65,658           4,389
Oppenheimer Main Street Small
 Cap Fund/VA                         451,296        697,926        (246,630)
Oppenheimer Value Fund/VA             19,969         89,268         (69,299)
Putnam VT Diversified Income
 Fund                              2,090,832      2,587,043        (496,211)
Putnam VT Global Asset
 Allocation Fund                      93,225         92,283             942
Putnam VT International Value
 Fund*                                46,359         57,416         (11,057)
Putnam VT International
 Equity Fund                          60,738         91,128         (30,390)
Putnam VT Investors Fund               4,488            693           3,795
Putnam VT Small Cap Value            105,680         78,600          27,080
Putnam VT Voyager                     40,675          6,697          33,978
Putnam VT Equity Income Fund          38,315          1,685          36,630
Jennison 20/20 Focus
 Portfolio                            15,358         20,414          (5,056)
Jennison Portfolio                        --         23,164         (23,164)
Prudential Value Portfolio                80            472            (392)
Invesco Van Kampen V. I.
 Growth and Income Fund*             740,458        659,629          80,829
Invesco Van Kampen V. I.
 Comstock Fund*                        5,194         19,296         (14,102)
Wells Fargo Advantage VT
 Index Asset Allocation
 Fund*                                 2,632         89,361         (86,729)
Wells Fargo Advantage VT
 Total Return Bond Fund              924,864      1,215,060        (290,196)
Wells Fargo Advantage VT
 Intrinsic Value Fund*             1,944,009      2,295,158        (351,149)
Wells Fargo Advantage VT
 International Equity Fund*          351,853      2,110,654      (1,758,801)
Wells Fargo Advantage VT
 Small Cap Growth Fund               298,361        648,192        (349,831)
Wells Fargo Advantage VT
 Discovery Fund                       44,252         34,316           9,936
Wells Fargo Advantage VT
 Small Cap Value Fund*                13,066         18,096          (5,030)
Wells Fargo Advantage VT
 Opportunity Fund                     18,198          8,530           9,668
Wells Fargo Advantage VT Core
 Equity Fund*                          4,859         63,719         (58,860)

*   See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                         1,978,831        518,537       1,460,294
AllianceBernstein VPS
 International Value
 Portfolio                         3,178,428        697,753       2,480,675
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           596,810        459,202         137,608
AllianceBernstein VPS Value
 Portfolio                            88,230         27,759          60,471
AllianceBernstein VPS
 International Growth
 Portfolio                           544,920        213,671         331,249
AIM V.I. Basic Value Fund         40,221,759     29,187,087      11,034,672
AIM V.I. Capital Appreciation
 Fund                              9,591,750     13,237,758      (3,646,008)
AIM V.I. Core Equity Fund          4,498,376      5,108,951        (610,575)
AIM V.I. Government
 Securities Fund                 165,951,142    392,036,032    (226,084,890)
AIM V.I. International Growth
 Fund                             19,245,624     17,766,600       1,479,024
AIM V.I. Mid Cap Core Equity
 Fund                             23,388,903     37,396,066     (14,007,163)
AIM V.I. Small Cap Equity
 Fund                              3,081,771      3,322,622        (240,851)
AIM V.I. Large Cap Growth
 Fund                              1,328,163      1,747,109        (418,946)
AIM V.I. Capital Development
 Fund                              3,134,187      2,256,390         877,797
AIM V.I. PowerShares ETF
 Allocation Fund                     837,955         50,499         787,456
American Funds Global Bond
 Fund                              7,465,182      6,701,133         764,049
American Funds Global Growth
 and Income Fund                   5,621,147      8,857,775      (3,236,628)
American Funds Asset
 Allocation Fund                   5,236,214     20,471,611     (15,235,397)
American Funds Blue Chip
 Income and Growth Fund           39,648,953    158,442,266    (118,793,313)
American Funds Bond Fund          16,053,977     12,841,724       3,212,253
American Funds Global Growth
 Fund                              4,210,816      9,191,198      (4,980,382)
American Funds Growth Fund        12,925,987     43,344,655     (30,418,668)
American Funds Growth-Income
 Fund                              7,232,521     38,054,002     (30,821,481)
American Funds International
 Fund                              4,696,437     12,844,870      (8,148,433)
American Funds New World Fund      3,748,546      3,884,510        (135,964)
American Funds Global Small
 Capitalization Fund               4,845,640      4,787,961          57,679
Fidelity VIP Growth Portfolio        674,806        517,944         156,862
Fidelity VIP Contrafund
 Portfolio                         3,932,988      1,003,702       2,929,286
Fidelity VIP Mid Cap
 Portfolio                         4,736,639        782,422       3,954,217
Fidelity VIP Value Strategies
 Portfolio                           717,940        353,155         364,785
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               94,964        125,069         (30,105)
Franklin Rising Dividends
 Securities Fund                   2,396,018      8,898,489      (6,502,471)
Franklin Income Securities
 Fund                             16,820,309     21,825,560      (5,005,251)
Franklin Large Cap Growth
 Securities Fund                   1,497,843      3,100,664      (1,602,821)
Franklin Global Real Estate
 Securities Fund                      73,627        222,427        (148,800)
Franklin Small-Mid Cap Growth
 Securities Fund                   6,101,615      6,676,767        (575,152)
Franklin Small Cap Value
 Securities Fund                   4,859,389      6,496,266      (1,636,877)
Franklin Strategic Income
 Securities Fund                  17,711,736      7,907,675       9,804,061
Mutual Shares Securities Fund     10,268,564     15,095,120      (4,826,556)
Templeton Developing Markets
 Securities Fund                   5,334,643      2,483,244       2,851,399
Templeton Foreign Securities
 Fund                              5,496,467     10,587,189      (5,090,722)
Templeton Global Asset
 Allocation Fund                      55,663        184,730        (129,067)
Templeton Growth Securities
 Fund                              4,223,592     10,990,834      (6,767,242)
Mutual Global Discovery
 Securities Fund                   6,115,130      4,728,510       1,386,620
Franklin Flex Cap Growth
 Securities Fund                   1,886,383      1,437,122         449,261
Franklin Large Cap Value
 Securities Fund                   1,429,162      1,328,900         100,262
Templeton Global Bond
 Securities Fund                   5,104,404        551,668       4,552,736

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund           921,033        251,366         669,667
Hartford Total Return Bond
 HLS Fund                         34,255,924      1,086,379      33,169,545
Hartford Capital Appreciation
 HLS Fund                         39,094,966      4,722,585      34,372,381
Hartford Dividend and Growth
 HLS Fund                         24,642,031      1,810,198      22,831,833
Hartford Fundamental Growth
 HLS Fund                            235,624         48,281         187,343
Hartford Global Equity HLS
 Fund                                 42,214          7,258          34,956
Hartford Global Growth HLS
 Fund                                139,417         59,660          79,757
Hartford Disciplined Equity
 HLS Fund                          5,469,965        252,227       5,217,738
Hartford Growth HLS Fund           1,001,601         88,250         913,351
Hartford Growth Opportunities
 HLS Fund                         10,121,569      1,164,418       8,957,151
Hartford High Yield HLS Fund       3,245,288        784,860       2,460,428
Hartford International Growth
 HLS Fund                            319,907         76,126         243,781
Hartford International
 Opportunities HLS Fund            1,265,339        296,597         968,742
Hartford MidCap Growth HLS
 Fund                                995,358        278,758         716,600
Hartford Money Market HLS
 Fund                            362,306,312    948,827,127    (586,520,815)
Hartford Small Company HLS
 Fund                                808,684        202,688         605,996
Hartford SmallCap Growth HLS
 Fund                                284,472        104,235         180,237
Hartford Stock HLS Fund              170,856         48,076         122,780
Hartford U.S. Government
 Securities HLS Fund               4,784,238      3,233,998       1,550,240
Hartford Value HLS Fund              480,167        133,686         346,481
Hartford Value Opportunities
 HLS Fund                            274,222        179,957          94,265
Hartford Equity Income HLS
 Fund                                862,691        117,049         745,642
American Funds Asset
 Allocation HLS Fund               2,047,071        643,083       1,403,988
American Funds Blue Chip
 Income and Growth HLS Fund        1,519,670        332,941       1,186,729
American Funds Bond HLS Fund       9,780,127        756,440       9,023,687
American Funds Global Bond
 HLS Fund                          1,563,558        358,807       1,204,751
American Funds Global Growth
 and Income HLS Fund               3,515,994        670,706       2,845,288
American Funds Global Growth
 HLS Fund                          1,313,995        511,728         802,267
American Funds Global small
 Capitalization HLS Fund           4,087,941        858,025       3,229,916
American Funds Growth HLS
 Fund                             14,902,850      1,846,180      13,056,670
American Funds Growth-Income
 HLS Fund                          8,269,031        995,296       7,273,735
American Funds International
 HLS Fund                          9,861,236      1,505,370       8,355,866
American Funds New world HLS
 Fund                              3,101,171        778,996       2,322,175
Lord Abbett All Value Fund               700             --             700
Lord Abbett America's Value
 Portfolio                           941,692        259,241         682,451
Lord Abbett Bond-Debenture
 Portfolio                         4,067,173        561,092       3,506,081
Lord Abbett Growth & Income
 portfolio                           655,471        164,864         490,607
MFS Core Equity Series               177,291        748,909        (571,618)
MFS Growth Series                  2,092,505      2,383,275        (290,770)
MFS Global Equity Series             281,394        540,307        (258,913)
MFS High Income Series             9,713,215      5,257,851       4,455,364
MFS Investors Growth Stock
 Series                              977,606      1,919,079        (941,473)
MFS Investors Trust Series         3,842,905      7,674,511      (3,831,606)
MFS Mid Cap Growth Series          6,897,337      5,333,472       1,563,865
MFS New Discovery Series           6,257,012      8,805,560      (2,548,548)
MFS Total Return Series            7,585,466     14,229,169      (6,643,703)
MFS Value Series                   9,749,631      3,303,268       6,446,363
MFS Research Bond Series          13,692,833      3,949,237       9,743,596
MFS Research International
 Series                              886,736      1,418,061        (531,325)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS Research Series                1,134,852        856,116         278,736
BlackRock Global Growth V.I.
 Fund                                 24,650         33,960          (9,310)
BlackRock Large Cap Growth
 V.I. Fund                            14,198         28,988         (14,790)
Van Kampen -- UIF
 International Growth Equity
 Portfolio                             4,955         18,967         (14,012)
Van Kampen -- UIF Mid Cap
 Growth Portfolio                  1,894,586        838,822       1,055,764
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                 861,145        213,893         647,252
Morgan Stanley -- Focus
 Growth Portfolio                     26,854         15,776          11,078
Morgan Stanley -- Capital
 Opportunities Portfolio              86,983        217,009        (130,026)
Morgan Stanley -- Mid Cap
 Growth Portfolio                     19,546         13,138           6,408
Morgan Stanley -- Flexible
 Income Portfolio                     12,332          4,090           8,242
Morgan Stanley -- Dividend
 Growth Portfolio                      5,924          9,259          (3,335)
Oppenheimer Capital
 Appreciation Fund/VA                330,828        167,509         163,319
Oppenheimer Global Securities
 Fund/VA                           1,312,340        394,544         917,796
Oppenheimer Main Street
 Fund/VA                             171,476         68,140         103,336
Oppenheimer Main Street Small
 Cap Fund/VA                       1,964,056        374,969       1,589,087
Oppenheimer Value Fund/VA            119,969         79,182          40,787
Putnam VT Diversified Income
 Fund                              6,050,423      1,061,889       4,988,534
Putnam VT Global Asset
 Allocation Fund                     506,689        116,286         390,403
Putnam VT International
 Growth and Income Fund              102,377         30,862          71,515
Putnam VT International
 Equity Fund                         119,036         39,100          79,936
Putnam VT Small Cap Value            169,140         90,590          78,550
Putnam VT Voyager                        375             --             375
Putnam VT Equity Income Fund              71             --              71
Jennison 20/20 Focus
 Portfolio                             4,468         64,037         (59,569)
Jennison Portfolio                       211          5,761          (5,550)
Prudential Value Portfolio             3,332         38,329         (34,997)
Van Kampen -- UIF Growth and
 Income Portfolio                  2,544,974        353,365       2,191,609
Van Kampen -- UIF Comstock
 Portfolio                             8,611         26,029         (17,418)
Wells Fargo Advantage VT
 Asset Allocation Fund                10,297        215,556        (205,259)
Wells Fargo Advantage VT
 Total Return Bond Fund              705,388      1,370,078        (664,690)
Wells Fargo Advantage VT
 Equity Income Fund                  208,482        289,016         (80,534)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                216,991        263,126         (46,135)
Wells Fargo Advantage VT
 Large Company Core Fund                             49,531         (49,531)
Wells Fargo Advantage VT
 International Core Fund             253,932        259,411          (5,479)
Wells Fargo Advantage VT
 Large Company Growth Fund           140,201        543,349        (403,148)
Wells Fargo Advantage VT
 Money Market Fund                 1,856,326      3,370,710      (1,514,384)
Wells Fargo Advantage VT
 Small Cap Growth Fund               195,487        466,824        (271,337)
Wells Fargo Advantage VT
 Discovery Fund                        8,813         10,655          (1,842)
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund              6,103         34,788         (28,685)
Wells Fargo Advantage VT
 Opportunity Fund                        470          2,578          (2,108)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges             19,651    $13.013398          $255,721
    Highest contract charges                4,537     13.657129            61,958
    Remaining contract charges          3,438,932            --        34,031,944
 2009  Lowest contract charges            242,124      9.114205         2,206,770
    Highest contract charges                4,424     12.721089            56,274
    Remaining contract charges          2,851,001            --        25,876,498
 2008  Lowest contract charges            118,324      7.429046           879,041
    Highest contract charges                8,609      7.330877            63,109
    Remaining contract charges          1,510,322            --        11,143,573
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges              1,370     12.965766            17,767
    Highest contract charges                  212     14.066329             2,975
    Remaining contract charges          5,613,387            --        40,047,072
 2009  Lowest contract charges                509      6.886029             3,508
    Highest contract charges                  225     13.862706             3,113
    Remaining contract charges          5,441,363            --        37,572,793
 2008  Lowest contract charges                  2      5.163673                 7
    Highest contract charges                3,121      5.088962            15,885
    Remaining contract charges          2,958,299            --        15,171,835
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges             19,677     16.602960           326,697
    Highest contract charges                    6     18.656812               106
    Remaining contract charges          1,797,326            --        21,283,883
 2009  Lowest contract charges                813     13.181415            10,722
    Highest contract charges                  259     15.157142             3,928
    Remaining contract charges            974,057            --         9,167,968
 2008  Lowest contract charges             15,019      6.725040           101,003
    Highest contract charges                1,297      6.627915             8,598
    Remaining contract charges            821,205            --         5,479,760

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges         0.42%           0.97%            9.75%
    Highest contract charges           2.70%           2.50%            7.36%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.85%           23.40%
    Highest contract charges           2.64%             --            21.14%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%           1.93%          (28.64)%
    Highest contract charges           2.04%           3.40%          (29.40)%
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges         0.03%           2.59%            3.99%
    Highest contract charges           2.75%           2.51%            1.47%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.73%           3.21%           33.36%
    Highest contract charges           2.72%           1.75%           30.72%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (52.18)%
    Highest contract charges           2.08%             --           (52.73)%
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges         0.50%           0.17%           25.96%
    Highest contract charges           2.40%           0.27%           23.16%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.04%             --            31.81%
    Highest contract charges           2.66%             --            38.86%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%             --           (37.77)%
    Highest contract charges           2.09%             --           (38.49)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges             17,355     $8.532977          $148,091
    Highest contract charges                  430     13.306209             5,718
    Remaining contract charges            128,739            --         1,096,740
 2009  Lowest contract charges             16,234      7.723828           125,390
    Highest contract charges                  748      7.500797             5,608
    Remaining contract charges            140,081            --         1,080,307
 2008  Lowest contract charges              8,071      6.435801            51,946
    Highest contract charges                   81      6.363950               513
    Remaining contract charges             88,440            --           565,797
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges                815      8.459877             6,891
    Highest contract charges                1,089     15.918710            17,331
    Remaining contract charges          1,260,562            --        10,560,142
 2009  Lowest contract charges             57,600      7.555373           435,189
    Highest contract charges                1,121     14.530519            16,286
    Remaining contract charges          1,342,046            --        10,127,350
 2008  Lowest contract charges              2,378      5.477105            13,024
    Highest contract charges                1,141      5.397825             6,159
    Remaining contract charges          1,065,999            --         5,798,293
INVESCO V.I. BASIC VALUE FUND+
 2010  Lowest contract charges          1,510,580      1.150245         1,737,538
    Highest contract charges                7,847     15.463136           121,331
    Remaining contract charges         98,969,919            --       105,391,502
 2009  Lowest contract charges          1,859,836      1.080634         2,009,802
    Highest contract charges                  664     14.813450             9,839
    Remaining contract charges        138,768,097            --       139,564,352
 2008  Lowest contract charges          1,787,631      0.736367         1,316,353
    Highest contract charges              429,198      0.665662           285,701
    Remaining contract charges        127,377,096            --        88,450,805
 2007  Lowest contract charges          1,750,617      1.539735         2,695,486
    Highest contract charges              394,205      1.415834           558,128
    Remaining contract charges        156,908,114            --       230,193,431
 2006  Lowest contract charges          1,650,167      1.529265         2,523,543
    Highest contract charges              119,806      1.430310           171,360
    Remaining contract charges        185,338,421            --       272,750,957

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges         0.85%           1.70%           10.48%
    Highest contract charges           2.52%           0.13%            8.45%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           3.17%           20.01%
    Highest contract charges           2.42%           3.54%           18.11%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (39.14)%
    Highest contract charges           1.88%             --           (39.68)%
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges         0.56%           1.84%           11.77%
    Highest contract charges           2.75%           1.86%            9.55%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           4.39%           38.06%
    Highest contract charges           2.70%             --            35.46%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%             --           (47.70)%
    Highest contract charges           2.06%             --           (48.31)%
    Remaining contract charges           --              --               --
INVESCO V.I. BASIC VALUE FUND+
 2010  Lowest contract charges         0.85%           0.59%            6.44%
    Highest contract charges           2.80%           0.26%            4.39%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.69%           46.75%
    Highest contract charges           0.39%           1.44%           43.92%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.92%          (52.18)%
    Highest contract charges           2.56%           0.96%          (52.98)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.60%            0.69%
    Highest contract charges           2.53%           1.23%           (1.01)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.55%           12.25%
    Highest contract charges           2.55%           0.50%           10.35%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges              1,460     $8.973628           $13,104
    Highest contract charges                2,377     13.631520            32,397
    Remaining contract charges         44,203,325            --        52,707,997
 2009  Lowest contract charges              1,461      7.855750            11,477
    Highest contract charges                1,181     12.151739            14,346
    Remaining contract charges         53,812,794            --        56,078,218
 2008  Lowest contract charges                 99      6.563072               655
    Highest contract charges              183,914      0.819924           150,796
    Remaining contract charges         57,277,430            --        49,790,095
 2007  Lowest contract charges            240,838      1.590673           383,095
    Highest contract charges              166,005      1.462664           242,810
    Remaining contract charges         76,252,144            --       115,420,120
 2006  Lowest contract charges            152,187      1.432186           217,946
    Highest contract charges              166,658      1.339498           223,238
    Remaining contract charges         84,839,131            --       116,918,885
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges              5,153     13.102525            67,523
    Highest contract charges               16,447     13.533453           222,587
    Remaining contract charges         19,187,438            --       220,759,055
 2009  Lowest contract charges              1,415      9.264497            13,111
    Highest contract charges                4,392     12.697518            55,765
    Remaining contract charges         22,419,337            --       239,925,544
 2008  Lowest contract charges                264      7.300601             1,927
    Highest contract charges                8,058      8.328570            67,115
    Remaining contract charges         23,027,397            --       196,163,465
 2007  Lowest contract charges             28,980     12.834710           371,955
    Highest contract charges               12,097     12.230262           147,944
    Remaining contract charges         27,232,610            --       339,039,281
 2006  Lowest contract charges             21,401     11.972479           256,224
    Highest contract charges                4,234     11.604187            49,137
    Remaining contract charges         30,864,871            --       362,262,126
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2010  Lowest contract charges         11,240,405      1.373740        15,441,395
    Highest contract charges                7,383     10.291202            75,977
    Remaining contract charges        549,576,891            --       701,997,837
 2009  Lowest contract charges         12,780,063      1.314467        16,798,971
    Highest contract charges                  953     10.041028             9,572
    Remaining contract charges        641,455,713            --       790,708,614
 2008  Lowest contract charges         16,381,247      1.325847        21,719,028
    Highest contract charges              995,960      1.198564         1,193,722
    Remaining contract charges        862,944,412            --     1,080,813,725
 2007  Lowest contract charges          6,675,375      1.190613         7,947,789
    Highest contract charges              455,288      1.094766           498,434
    Remaining contract charges        682,491,850            --       775,202,269
 2006  Lowest contract charges          1,457,536      1.129202         1,645,852
    Highest contract charges               53,598      1.056100            56,605
    Remaining contract charges        551,803,378            --       599,682,525

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges         0.85%           0.53%           14.23%
    Highest contract charges           1.01%           0.55%           12.30%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.44%           19.70%
    Highest contract charges           0.33%           0.58%           17.85%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.53%             --           (37.46)%
    Highest contract charges           2.56%             --           (43.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            11.07%
    Highest contract charges           2.54%             --             9.20%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.12%            5.40%
    Highest contract charges           2.52%           0.21%            3.62%
    Remaining contract charges           --              --               --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges         0.48%           1.00%            8.70%
    Highest contract charges           2.75%           1.09%            6.58%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.98%           26.90%
    Highest contract charges           2.71%           4.88%           24.82%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%          15.17%          (29.79)%
    Highest contract charges           2.56%           1.65%          (31.90)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.27%            7.20%
    Highest contract charges           2.51%           2.58%            5.40%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.84%           1.02%           15.72%
    Highest contract charges           2.53%           0.83%           13.77%
    Remaining contract charges           --              --               --
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2010  Lowest contract charges         0.85%           4.61%            4.51%
    Highest contract charges           2.80%           7.34%            2.49%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           4.53%           (0.86)%
    Highest contract charges           0.39%           4.91%           (2.77)%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           5.27%           11.36%
    Highest contract charges           2.54%           5.42%            9.48%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           6.62%            5.44%
    Highest contract charges           2.52%           9.25%            3.66%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.86%           9.11%            2.67%
    Highest contract charges           2.57%           3.89%            0.94%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges                    5,741    $13.660318           $78,422
    Highest contract charges                      3,972     15.377007            61,078
    Remaining contract charges               88,797,040            --       220,154,002
 2009  Lowest contract charges                      812     12.155095             9,871
    Highest contract charges                        144     14.004381             2,021
    Remaining contract charges              105,871,847            --       224,320,924
 2008  Lowest contract charges                        1      6.439210                 8
    Highest contract charges                    158,719      1.289787           204,714
    Remaining contract charges              104,235,059            --       153,561,756
 2007  Lowest contract charges                1,388,135      2.413489         3,350,249
    Highest contract charges                     78,264      2.219333           173,693
    Remaining contract charges               96,217,812            --       222,238,108
 2006  Lowest contract charges                  287,193      2.121749           609,349
    Highest contract charges                      8,560      1.984479            16,988
    Remaining contract charges               49,747,329            --       101,724,383
INVESCO V.I. MID CAP CORE EQUITY FUND+
 2010  Lowest contract charges                    2,840     13.714290            38,944
    Highest contract charges                      5,989     14.393534            86,208
    Remaining contract charges              150,126,252            --       264,055,785
 2009  Lowest contract charges                8,115,436      1.668104        13,537,392
    Highest contract charges                      2,858     12.978635            37,095
    Remaining contract charges              168,111,844            --       262,299,148
 2008  Lowest contract charges                8,072,019      1.291991        10,428,975
    Highest contract charges                    185,708      1.167979           216,904
    Remaining contract charges              181,979,574            --       222,068,791
 2007  Lowest contract charges                5,725,501      1.822898        10,437,004
    Highest contract charges                    239,053      1.676212           400,704
    Remaining contract charges              218,893,496            --       380,535,402
 2006  Lowest contract charges                1,809,505      1.678202         3,036,714
    Highest contract charges                     92,894      1.569599           145,807
    Remaining contract charges              231,072,258            --       373,319,415
INVESCO V.I. SMALL CAP EQUITY FUND+
 2010  Lowest contract charges                    1,912     14.878357            28,444
    Highest contract charges                        727     15.407794            11,203
    Remaining contract charges               10,231,030            --       147,374,070
 2009  Lowest contract charges                      627     11.627684             7,294
    Highest contract charges                        768     12.333851             9,476
    Remaining contract charges               10,427,464            --       120,677,189
 2008  Lowest contract charges                      998      7.574625             7,560
    Highest contract charges                     21,407      9.512314           203,626
    Remaining contract charges               10,647,305            --       104,245,716
 2007  Lowest contract charges                   29,940     15.150787           453,609
    Highest contract charges                     17,619     14.206294           250,300
    Remaining contract charges                7,556,369            --       110,481,110
 2006  Lowest contract charges                   17,931     14.526546           260,478
    Highest contract charges                     11,508     13.854438           159,432
    Remaining contract charges                4,981,707            --        70,408,605

                                                             INVESTMENT
                                            EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**            RETURN***
--------------------------------------  ------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges                0.19%              1.71%              12.27%
    Highest contract charges                  2.75%              3.51%               9.80%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.10%              2.12%              21.55%
    Highest contract charges                  2.72%              2.08%              31.58%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.68%             (37.60)%
    Highest contract charges                  2.55%              0.62%             (41.88)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.68%              13.75%
    Highest contract charges                  2.51%              1.21%              11.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.77%              27.15%
    Highest contract charges                  2.55%              1.02%              25.01%
    Remaining contract charges                  --                 --                  --
INVESCO V.I. MID CAP CORE EQUITY FUND+
 2010  Lowest contract charges                0.46%              0.35%              13.21%
    Highest contract charges                  0.94%              0.03%              10.96%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.85%              1.38%              29.11%
    Highest contract charges                  0.22%              1.00%              26.68%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              1.74%             (29.12)%
    Highest contract charges                  2.56%              1.30%             (30.32)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.33%               8.62%
    Highest contract charges                  2.53%              0.38%               6.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.71%              10.30%
    Highest contract charges                  2.54%              1.97%               8.44%
    Remaining contract charges                  --                 --                  --
INVESCO V.I. SMALL CAP EQUITY FUND+
 2010  Lowest contract charges                0.19%                --               27.83%
    Highest contract charges                  1.47%                --               24.99%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.10%              0.23%              16.28%
    Highest contract charges                  0.44%              0.08%              18.00%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.69%                --              (29.50)%
    Highest contract charges                  2.55%                --              (33.04)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              0.05%               4.30%
    Highest contract charges                  2.54%              0.05%               2.54%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --               16.45%
    Highest contract charges                  2.53%                --               14.48%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND+
 2010  Lowest contract charges                   30,976    $11.800925          $365,545
    Highest contract charges                      1,857     14.467551            26,872
    Remaining contract charges                2,878,828            --        31,929,400
 2009  Lowest contract charges                   29,540     10.150306           299,839
    Highest contract charges                      1,702     12.688918            21,593
    Remaining contract charges                3,291,035            --        31,710,379
 2008  Lowest contract charges                   30,377      8.125049           246,806
    Highest contract charges                     20,836      7.611709           158,601
    Remaining contract charges                3,690,010            --        28,742,332
 2007  Lowest contract charges                   35,007     13.278265           464,831
    Highest contract charges                     27,813     12.652975           351,920
    Remaining contract charges                4,590,027            --        59,046,551
 2006  Lowest contract charges                   16,181     11.580025           187,402
    Highest contract charges                     11,533     11.223754           129,438
    Remaining contract charges                4,538,289            --        51,346,704
INVESCO V.I. CAPITAL DEVELOPMENT FUND+
 2010  Lowest contract charges                   13,368      8.560390           114,432
    Highest contract charges                      2,885     16.274216            46,949
    Remaining contract charges                1,193,350            --        10,082,970
 2009  Lowest contract charges                    8,548      7.268517            62,135
    Highest contract charges                      3,130     14.112360            44,169
    Remaining contract charges                1,168,412            --         8,471,249
 2008  Lowest contract charges                       43      5.148920               222
    Highest contract charges                     14,798      5.041036            74,595
    Remaining contract charges                  287,452            --         1,528,348
 2007  Lowest contract charges                       33      9.802841               325
    Highest contract charges                      4,650      9.765867            45,409
    Remaining contract charges                    2,676            --            26,159
INVESCO V.I. GLOBAL MULTI-ASSET FUND+
 2010  Lowest contract charges                   19,497     12.911383           251,729
    Highest contract charges                      1,166     14.155134            16,511
    Remaining contract charges                  962,725            --        13,765,322
 2009  Lowest contract charges                      387     13.160848             5,089
    Highest contract charges                      1,098     13.053283            14,329
    Remaining contract charges                  810,088            --        10,561,910
 2008  Lowest contract charges                    1,299     10.593895            13,760
    Highest contract charges                      3,632     10.571774            38,394
    Remaining contract charges                   19,186            --           203,012

                                                             INVESTMENT
                                            EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**            RETURN***
--------------------------------------  ------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND+
 2010  Lowest contract charges                0.85%              0.50%              16.26%
    Highest contract charges                  2.80%              0.49%              14.02%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.85%              0.36%              24.93%
    Highest contract charges                  2.77%              0.88%              22.52%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              0.01%             (38.81)%
    Highest contract charges                  2.56%              0.01%             (39.84)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.05%              14.67%
    Highest contract charges                  2.53%              0.06%              12.73%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.29%               7.13%
    Highest contract charges                  2.51%              0.92%               5.33%
    Remaining contract charges                  --                 --                  --
INVESCO V.I. CAPITAL DEVELOPMENT FUND+
 2010  Lowest contract charges                0.85%                --               17.77%
    Highest contract charges                  2.70%                --               15.32%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.84%                --               41.17%
    Highest contract charges                  2.68%                --               38.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.98%                --              (47.48)%
    Highest contract charges                  2.49%                --              (48.34)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                2.54%
    Highest contract charges                  0.61%                --                2.35%
    Remaining contract charges                  --                 --                  --
INVESCO V.I. GLOBAL MULTI-ASSET FUND+
 2010  Lowest contract charges                0.48%              0.51%              10.91%
    Highest contract charges                  2.73%              0.43%               8.44%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.75%              1.50%              24.21%
    Highest contract charges                  2.72%              4.46%              21.73%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.13%                --                4.77%
    Highest contract charges                  0.34%              3.19%               4.58%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges              6,432    $11.142028           $71,663
    Highest contract charges                3,963     11.656969            46,193
    Remaining contract charges         23,987,626            --       297,719,090
 2009  Lowest contract charges          1,910,299     12.351206        23,594,497
    Highest contract charges                3,206     11.391928            36,523
    Remaining contract charges         23,141,954            --       277,024,003
 2008  Lowest contract charges          1,827,767     11.355894        20,755,918
    Highest contract charges               18,070     10.931491           197,537
    Remaining contract charges         22,445,573            --       249,453,515
 2007  Lowest contract charges            606,229     11.067360         6,709,350
    Highest contract charges                1,798     10.836338            19,485
    Remaining contract charges          7,052,304            --        77,121,560
 2006  Lowest contract charges             15,186     10.218971           155,184
    Highest contract charges                1,567     10.178409            15,952
    Remaining contract charges            771,269            --         7,863,526
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2010  Lowest contract charges             27,581     13.990010           385,859
    Highest contract charges               10,839     15.599767           169,089
    Remaining contract charges         52,211,215            --       553,010,571
 2009  Lowest contract charges          9,640,482      9.896204        95,404,179
    Highest contract charges                   59     14.344043               852
    Remaining contract charges         48,895,897            --       467,970,565
 2008  Lowest contract charges          9,970,039      7.143265        71,218,633
    Highest contract charges               27,718      6.817920           188,976
    Remaining contract charges         51,775,309            --       360,854,467
 2007  Lowest contract charges          6,273,176     12.245550        76,818,487
    Highest contract charges                6,427     11.888755            76,405
    Remaining contract charges         42,969,011            --       517,939,071
 2006  Lowest contract charges          1,477,347     10.961310        16,193,660
    Highest contract charges              334,964     10.828350         3,627,102
    Remaining contract charges         17,424,702            --       189,692,748

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges         0.43%           6.43%            4.55%
    Highest contract charges           2.80%           3.34%            2.33%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.52%            8.77%
    Highest contract charges           0.29%           1.07%            7.03%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           5.81%            2.61%
    Highest contract charges           2.54%           6.12%            0.88%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           6.87%            8.30%
    Highest contract charges           2.50%          20.18%            6.48%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.21%           1.34%            1.86%
    Highest contract charges           0.58%           2.08%            1.61%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2010  Lowest contract charges         0.43%           3.98%           11.06%
    Highest contract charges           2.75%           3.29%            8.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           2.45%           38.54%
    Highest contract charges           2.55%           4.54%           35.93%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           2.41%          (41.67)%
    Highest contract charges           2.55%           2.41%          (42.65)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           2.65%           11.72%
    Highest contract charges           2.53%           3.47%            9.83%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.63%           1.42%            9.68%
    Highest contract charges           1.85%           1.13%            8.48%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges              7,672    $13.072647          $100,290
    Highest contract charges                6,403     13.551269            86,763
    Remaining contract charges         95,468,584            --     1,263,523,466
 2009  Lowest contract charges              2,999     13.181732            39,533
    Highest contract charges               12,103     12.386762           149,913
    Remaining contract charges        110,106,338            --     1,315,641,470
 2008  Lowest contract charges              1,646     10.837267            17,838
    Highest contract charges               62,877      9.236588           580,771
    Remaining contract charges        125,292,314            --     1,227,024,593
 2007  Lowest contract charges              1,645     15.459201            25,446
    Highest contract charges               63,959     13.442506           859,763
    Remaining contract charges        141,981,312            --     2,001,549,029
 2006  Lowest contract charges              9,934     14.588461           144,909
    Highest contract charges               38,048     12.941607           492,406
    Remaining contract charges        140,345,702            --     1,884,288,119
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges             42,046     13.827471           581,390
    Highest contract charges                7,944     14.076226           111,818
    Remaining contract charges        737,096,722            --       766,979,635
 2009  Lowest contract charges              9,170      1.027151             9,419
    Highest contract charges                3,468     12.887096            44,689
    Remaining contract charges        852,119,727            --       802,094,134
 2008  Lowest contract charges             10,381      0.817424             8,485
    Highest contract charges            1,152,085      0.708958           816,780
    Remaining contract charges        969,763,212            --       725,433,797
 2007  Lowest contract charges             10,381      1.294501            13,438
    Highest contract charges            1,056,985      1.145462         1,210,736
    Remaining contract charges      1,110,053,037            --     1,329,579,610
 2006  Lowest contract charges             10,380      1.275794            13,244
    Highest contract charges              748,207      1.151721           861,725
    Remaining contract charges      1,160,266,131            --     1,384,897,736

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges         0.41%           4.11%           11.78%
    Highest contract charges           2.80%           1.65%            9.40%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           3.14%           23.12%
    Highest contract charges           2.78%           7.23%           20.56%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           2.61%          (29.90)%
    Highest contract charges           2.55%           2.46%          (31.29)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           0.94%            5.97%
    Highest contract charges           2.53%           2.83%            3.87%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           2.19%           14.03%
    Highest contract charges           2.54%           3.44%           11.77%
    Remaining contract charges           --              --               --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges         0.41%           2.97%           11.60%
    Highest contract charges           2.80%           3.42%            9.23%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           2.16%           27.08%
    Highest contract charges           2.77%           6.46%           24.44%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           2.09%          (36.85)%
    Highest contract charges           2.55%           2.00%          (38.11)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.52%            1.47%
    Highest contract charges           2.54%           2.77%           (0.54)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.24%           16.77%
    Highest contract charges           2.54%           1.00%           14.46%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges            113,942    $11.201828        $1,276,361
    Highest contract charges               10,985     11.728856           128,845
    Remaining contract charges         79,301,971            --     1,131,533,100
 2009  Lowest contract charges              1,963     14.955291            29,352
    Highest contract charges                6,145     11.331571            69,631
    Remaining contract charges         88,774,468            --     1,210,073,849
 2008  Lowest contract charges              1,963     13.354404            26,210
    Highest contract charges              123,833     11.336185         1,403,798
    Remaining contract charges         85,444,527            --     1,050,899,252
 2007  Lowest contract charges              1,962     14.812776            29,072
    Highest contract charges               90,503     12.828250         1,160,991
    Remaining contract charges         90,331,752            --     1,241,720,539
 2006  Lowest contract charges              4,104     14.414680            59,159
    Highest contract charges               58,187     12.735633           741,051
    Remaining contract charges         81,315,193            --     1,098,503,472
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges              5,747     13.811815            79,381
    Highest contract charges                1,608     15.949598            25,654
    Remaining contract charges         35,461,349            --       520,970,896
 2009  Lowest contract charges                662     14.414604             9,544
    Highest contract charges                4,073     14.678047            59,786
    Remaining contract charges         42,037,381            --       564,372,962
 2008  Lowest contract charges                662     10.185296             6,744
    Highest contract charges               27,500      7.177236           197,374
    Remaining contract charges         46,994,336            --       450,911,787
 2007  Lowest contract charges                662     16.622894            11,005
    Highest contract charges               28,340     11.950746           338,680
    Remaining contract charges         53,002,454            --       839,575,309
 2006  Lowest contract charges                661     14.553542             9,636
    Highest contract charges                2,678     10.674307            28,584
    Remaining contract charges         51,250,515            --       719,382,855
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges             26,599     14.507099           385,871
    Highest contract charges               14,883     16.150261           240,359
    Remaining contract charges        236,762,061            --     2,781,955,700
 2009  Lowest contract charges              2,168     10.036055            21,757
    Highest contract charges                8,590     13.994219           120,214
    Remaining contract charges        278,462,843            --     2,810,145,000
 2008  Lowest contract charges              3,371      7.238556            24,401
    Highest contract charges              335,051      5.694785         1,908,043
    Remaining contract charges        308,553,847            --     2,275,010,322
 2007  Lowest contract charges              3,371     12.990526            43,792
    Highest contract charges              289,804     10.427125         3,021,825
    Remaining contract charges        337,097,888            --     4,511,529,567
 2006  Lowest contract charges              3,371     11.626464            39,192
    Highest contract charges              185,668      9.520749         1,767,698
    Remaining contract charges        333,506,534            --     4,029,775,608

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges         0.41%           5.14%            5.76%
    Highest contract charges           2.80%           4.16%            3.51%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           3.20%           11.99%
    Highest contract charges           2.79%          10.69%            9.50%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           5.66%           (9.85)%
    Highest contract charges           2.55%           5.59%          (11.63)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           6.62%            2.76%
    Highest contract charges           2.54%           8.48%            0.73%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           3.05%            6.40%
    Highest contract charges           2.55%           3.26%            4.29%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges         0.40%           1.98%           11.02%
    Highest contract charges           2.80%           1.02%            8.66%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           1.46%           41.52%
    Highest contract charges           2.72%           2.00%           35.92%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           1.85%          (38.73)%
    Highest contract charges           2.55%           1.68%          (39.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.70%           14.22%
    Highest contract charges           2.48%           4.76%           11.96%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.21%           19.77%
    Highest contract charges           2.55%           0.92%           17.40%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges         0.42%           1.22%           17.91%
    Highest contract charges           2.80%           0.94%           15.41%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           0.59%           38.65%
    Highest contract charges           2.73%           1.12%           32.07%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           0.83%          (44.28)%
    Highest contract charges           2.55%           0.80%          (45.39)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           0.79%           11.73%
    Highest contract charges           2.54%           0.99%            9.52%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           0.50%            9.61%
    Highest contract charges           2.54%           1.12%            7.44%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges             19,640    $13.422867          $263,622
    Highest contract charges               21,500     14.196547           305,232
    Remaining contract charges        214,327,827            --     2,697,631,334
 2009  Lowest contract charges              2,370     12.679438            30,056
    Highest contract charges               13,051     13.102236           170,992
    Remaining contract charges        250,541,021            --     2,873,026,462
 2008  Lowest contract charges              3,660      9.714458            35,550
    Highest contract charges              267,518      8.412561         2,250,514
    Remaining contract charges        281,106,745            --     2,495,233,367
 2007  Lowest contract charges              3,659     15.716464            57,513
    Highest contract charges              220,553     13.885894         3,062,571
    Remaining contract charges        310,932,495            --     4,503,647,602
 2006  Lowest contract charges              7,603     15.044453           114,382
    Highest contract charges               97,795     13.560686         1,326,171
    Remaining contract charges        308,732,232            --     4,312,874,045
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges             33,444     13.190771           441,151
    Highest contract charges               11,254     15.605553           175,628
    Remaining contract charges         57,957,660            --       816,115,977
 2009  Lowest contract charges              1,572     14.527484            22,835
    Highest contract charges                2,184     14.965713            32,685
    Remaining contract charges         66,685,705            --       892,910,898
 2008  Lowest contract charges              1,572     10.209922            16,047
    Highest contract charges               84,339      7.140203           602,197
    Remaining contract charges         74,751,983            --       712,255,476
 2007  Lowest contract charges              1,573     17.738385            27,882
    Highest contract charges               50,789     12.656410           642,813
    Remaining contract charges         82,701,367            --     1,384,143,255
 2006  Lowest contract charges              2,147     14.860722            31,912
    Highest contract charges               31,531     10.817275           341,074
    Remaining contract charges         80,029,572            --     1,136,998,955

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges         0.42%           2.30%           10.71%
    Highest contract charges           2.80%           2.04%            8.35%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           1.39%           30.52%
    Highest contract charges           2.73%           3.76%           24.90%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           1.76%          (38.19)%
    Highest contract charges           2.55%           1.71%          (39.42)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           1.10%            4.47%
    Highest contract charges           2.53%           2.35%            2.40%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.16%           14.57%
    Highest contract charges           2.55%           1.85%           12.30%
    Remaining contract charges           --              --               --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges         0.42%           2.96%            6.54%
    Highest contract charges           2.80%           4.35%            4.28%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           1.58%           42.29%
    Highest contract charges           2.72%           3.34%           37.18%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           1.97%          (42.44)%
    Highest contract charges           2.55%           2.09%          (43.58)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           1.41%           19.36%
    Highest contract charges           2.54%           2.07%           17.00%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.22%           18.33%
    Highest contract charges           2.56%           3.88%           15.98%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges              7,663    $14.561933          $111,581
    Highest contract charges               17,322     17.504054           303,207
    Remaining contract charges         17,220,314            --       457,034,864
 2009  Lowest contract charges              1,240     25.730818            31,913
    Highest contract charges               11,993     15.263363           183,058
    Remaining contract charges         18,318,219            --       420,586,815
 2008  Lowest contract charges              1,231     17.525901            21,584
    Highest contract charges                3,919     14.217246            55,712
    Remaining contract charges         18,462,266            --       288,663,741
 2007  Lowest contract charges              1,231     30.581586            37,661
    Highest contract charges                5,729     25.310667           145,011
    Remaining contract charges         20,318,733            --       560,291,590
 2006  Lowest contract charges              2,641     23.258443            61,441
    Highest contract charges                  867     19.638252            17,028
    Remaining contract charges         17,176,235            --       364,026,955
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges              3,078     15.393902            47,387
    Highest contract charges                3,009     19.761879            59,459
    Remaining contract charges         21,658,651            --       404,494,577
 2009  Lowest contract charges          1,240,071     17.875929        22,167,428
    Highest contract charges                2,696     16.601381            44,760
    Remaining contract charges         23,879,995            --       370,051,820
 2008  Lowest contract charges          1,211,357     11.177252        13,539,641
    Highest contract charges               30,599      7.836227           239,781
    Remaining contract charges         23,823,127            --       232,978,036
 2007  Lowest contract charges            805,280     24.253651        19,530,981
    Highest contract charges               15,547     17.296552           268,916
    Remaining contract charges         29,235,363            --       628,184,794
 2006  Lowest contract charges            383,602     20.144150         7,727,336
    Highest contract charges                2,742     14.612053            40,060
    Remaining contract charges         27,984,064            --       505,443,276
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges             19,855     12.612644           250,423
    Highest contract charges                3,343     12.547037            41,943
    Remaining contract charges            138,988            --         1,747,952
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges              1,848      9.164587            16,937
    Highest contract charges                1,345     15.124416            20,345
    Remaining contract charges            443,575            --         4,017,165
 2009  Lowest contract charges              1,908      7.462172            14,239
    Highest contract charges                1,245     12.544552            15,619
    Remaining contract charges            557,502            --         4,111,184
 2008  Lowest contract charges              2,456      5.886127            14,454
    Highest contract charges                1,106      5.800294             6,414
    Remaining contract charges            400,231            --         2,337,520

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges         0.43%           4.69%           17.11%
    Highest contract charges           2.75%           1.59%           14.68%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           1.55%           48.61%
    Highest contract charges           2.72%           2.77%           45.60%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           1.52%          (42.69)%
    Highest contract charges           2.57%           1.32%          (43.83)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.60%           31.49%
    Highest contract charges           2.50%           3.71%           28.89%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.54%           31.87%
    Highest contract charges           2.55%           1.55%           29.26%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges         0.39%           1.47%           21.62%
    Highest contract charges           2.80%           2.09%           19.04%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.28%           59.93%
    Highest contract charges           2.73%           0.70%           54.15%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%             --           (53.92)%
    Highest contract charges           2.56%             --           (54.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           3.18%           20.40%
    Highest contract charges           2.51%           4.16%           18.37%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.45%           23.00%
    Highest contract charges           2.56%           0.43%           20.93%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges         0.61%             --            26.13%
    Highest contract charges           1.14%             --            25.47%
    Remaining contract charges           --              --               --
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges         0.85%           0.03%           22.81%
    Highest contract charges           2.70%           0.03%           20.57%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.17%           26.88%
    Highest contract charges           2.67%           0.69%           24.56%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%           0.87%          (43.10)%
    Highest contract charges           2.03%           2.52%          (43.76)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2010  Lowest contract charges              1,227    $14.515135           $17,803
    Highest contract charges                6,360     15.308626            97,363
    Remaining contract charges          9,459,550            --        93,645,495
 2009  Lowest contract charges                212     12.438700             2,634
    Highest contract charges                6,062     13.457210            81,580
    Remaining contract charges          9,605,604            --        82,043,773
 2008  Lowest contract charges             20,429      6.384129           130,423
    Highest contract charges                3,637      6.291088            22,879
    Remaining contract charges          6,658,526            --        42,225,443
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges              2,578     15.639395            40,313
    Highest contract charges                1,914     17.845997            34,148
    Remaining contract charges          8,263,760            --        94,531,471
 2009  Lowest contract charges              1,458     12.188298            17,766
    Highest contract charges                1,761     14.266791            25,130
    Remaining contract charges          8,137,743            --        72,829,784
 2008  Lowest contract charges              4,770      6.466418            30,843
    Highest contract charges                4,995      6.372199            31,832
    Remaining contract charges          4,176,980            --        26,818,505
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges             18,116     10.478206           189,828
    Highest contract charges                7,875     20.200241           159,071
    Remaining contract charges            531,032            --         5,530,967
 2009  Lowest contract charges             12,239      8.364557           102,374
    Highest contract charges                9,224     16.426200           151,509
    Remaining contract charges            765,024            --         6,386,022
 2008  Lowest contract charges              1,949      5.368003            10,460
    Highest contract charges                1,056      5.307455             5,604
    Remaining contract charges            418,697            --         2,229,299
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges                429     10.121386             4,343
    Highest contract charges                  176     16.013691             2,819
    Remaining contract charges            182,882            --         1,860,467
 2009  Lowest contract charges                456      8.651675             3,947
    Highest contract charges                  190     13.943700             2,646
    Remaining contract charges            112,974            --         1,009,097
 2008  Lowest contract charges             11,709      6.404294            74,982
    Highest contract charges                7,979      6.356132            50,718
    Remaining contract charges            124,037            --           790,334

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2010  Lowest contract charges         0.03%           0.90%           16.58%
    Highest contract charges           2.75%           1.06%           13.76%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%             --            24.39%
    Highest contract charges           2.73%           2.47%           31.79%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%           3.04%          (39.91)%
    Highest contract charges           2.07%           2.19%          (40.61)%
    Remaining contract charges           --              --               --
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges         0.19%           0.12%           28.19%
    Highest contract charges           2.75%           0.12%           25.09%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%           0.34%           21.88%
    Highest contract charges           2.73%           0.92%           35.96%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%           0.16%          (37.02)%
    Highest contract charges           2.06%           0.33%          (37.75)%
    Remaining contract charges           --              --               --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges         0.85%           0.33%           25.27%
    Highest contract charges           2.70%           0.28%           22.98%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.61%           55.82%
    Highest contract charges           2.67%           0.54%           52.97%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%           4.57%          (48.73)%
    Highest contract charges           1.83%           0.79%          (49.20)%
    Remaining contract charges           --              --               --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges         0.85%           0.22%           16.99%
    Highest contract charges           2.70%           0.22%           14.85%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.84%           0.02%           34.64%
    Highest contract charges           0.51%           0.02%           32.17%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.03%           1.62%          (37.82)%
    Highest contract charges           1.78%           1.28%          (38.19)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges                 90    $12.266327            $1,106
    Highest contract charges               17,648     12.074240           213,059
    Remaining contract charges             12,297            --           150,382
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges              2,206     14.187159            31,299
    Highest contract charges                3,620     13.918257            50,377
    Remaining contract charges         53,113,367            --       765,017,419
 2009  Lowest contract charges                 91     11.785164             1,070
    Highest contract charges                  952     11.863931            11,294
    Remaining contract charges         56,787,444            --       689,894,451
 2008  Lowest contract charges          2,483,337     11.000356        27,317,592
    Highest contract charges               47,101     10.091165           475,300
    Remaining contract charges         60,760,520            --       639,017,858
 2007  Lowest contract charges          2,265,784     15.218488        34,481,810
    Highest contract charges               32,174     14.200576           456,892
    Remaining contract charges         67,758,568            --       994,511,862
 2006  Lowest contract charges          1,203,344     15.772306        18,979,513
    Highest contract charges               24,105     14.969769           360,840
    Remaining contract charges         56,083,485            --       860,163,006
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges              3,010     13.446228            40,479
    Highest contract charges                1,566     15.442759            24,180
    Remaining contract charges        143,342,159            --     2,187,038,085
 2009  Lowest contract charges              2,255     11.971516            26,993
    Highest contract charges                1,442     14.094785            20,329
    Remaining contract charges        160,123,438            --     2,216,679,842
 2008  Lowest contract charges              1,785     11.827442            21,122
    Highest contract charges               79,343     10.385353           824,002
    Remaining contract charges        165,051,258            --     1,751,274,921
 2007  Lowest contract charges              1,786     16.906515            30,193
    Highest contract charges               59,907     15.145488           907,319
    Remaining contract charges        167,798,405            --     2,642,967,669
 2006  Lowest contract charges              3,241     16.384241            53,100
    Highest contract charges               39,490     14.974072           591,333
    Remaining contract charges        133,205,895            --     2,053,981,822

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges         0.02%           4.18%            8.90%
    Highest contract charges           1.15%           5.85%            7.77%
    Remaining contract charges           --              --               --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges         0.02%             --            20.26%
    Highest contract charges           1.78%             --            17.32%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.01%             --            17.85%
    Highest contract charges           0.24%             --            14.10%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           1.86%          (27.72)%
    Highest contract charges           2.55%           1.89%          (28.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.26%           (3.51)%
    Highest contract charges           2.54%           2.06%           (5.14)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.97%           16.13%
    Highest contract charges           2.55%           1.04%           14.17%
    Remaining contract charges           --              --               --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges         0.04%             --            12.21%
    Highest contract charges           2.80%           6.52%            9.56%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.04%             --            19.72%
    Highest contract charges           0.39%             --            31.85%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           5.39%          (30.04)%
    Highest contract charges           2.55%           5.91%          (31.43)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.85%            3.19%
    Highest contract charges           2.54%           2.79%            1.15%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           2.59%           17.59%
    Highest contract charges           2.55%           3.36%           15.26%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges            188,298    $11.851458        $2,231,601
    Highest contract charges                  803     13.889879            11,147
    Remaining contract charges         12,197,563            --       134,212,250
 2009  Lowest contract charges            189,165     10.711239         2,026,195
    Highest contract charges                  778     12.800540             9,958
    Remaining contract charges         14,175,437            --       142,351,214
 2008  Lowest contract charges            197,966      8.326926         1,648,444
    Highest contract charges                8,543      7.561687            64,600
    Remaining contract charges         15,761,692            --       124,251,796
 2007  Lowest contract charges            180,106     12.827021         2,310,220
    Highest contract charges               10,283     11.848456           121,833
    Remaining contract charges         17,933,407            --       219,924,132
 2006  Lowest contract charges            114,705     12.177757         1,396,849
    Highest contract charges                3,973     11.441566            45,458
    Remaining contract charges         17,940,554            --       210,823,420
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2010  Lowest contract charges              8,652     21.316773           184,431
    Highest contract charges                  766     14.312813            10,963
    Remaining contract charges            539,337            --         9,046,462
 2009  Lowest contract charges              9,565     17.789569           170,151
    Highest contract charges               13,076     12.309712           160,956
    Remaining contract charges            614,433            --         8,669,309
 2008  Lowest contract charges             11,812     15.081477           178,130
    Highest contract charges               13,309     10.604290           141,137
    Remaining contract charges            760,753            --         9,156,563
 2007  Lowest contract charges             18,237     26.430064           482,022
    Highest contract charges                8,193     18.884833           154,718
    Remaining contract charges            999,677            --        21,238,501
 2006  Lowest contract charges             21,593     33.716717           728,059
    Highest contract charges                8,252     24.480398           202,010
    Remaining contract charges          1,307,936            --        35,733,744

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges         0.85%           0.82%           10.65%
    Highest contract charges           2.80%           0.81%            8.51%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.41%           28.63%
    Highest contract charges           0.39%             --            26.15%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           1.28%          (35.08)%
    Highest contract charges           2.56%           1.33%          (36.18)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.74%            5.33%
    Highest contract charges           2.53%           0.46%            3.56%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.71%            9.96%
    Highest contract charges           2.55%           0.79%            8.11%
    Remaining contract charges           --              --               --
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2010  Lowest contract charges         0.95%           2.90%           19.83%
    Highest contract charges           0.60%             --            17.63%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.95%          12.89%           17.96%
    Highest contract charges           2.55%          12.70%           16.08%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.96%           1.08%          (42.94)%
    Highest contract charges           2.54%           1.06%          (43.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.95%           2.28%          (21.61)%
    Highest contract charges           2.55%           2.26%          (22.86)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.95%           2.09%           19.45%
    Highest contract charges           2.56%           0.63%           17.55%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges             40,715    $15.865896          $645,986
    Highest contract charges                7,132     17.412948           124,180
    Remaining contract charges         30,112,081            --       330,594,437
 2009  Lowest contract charges             10,818      9.231949            99,867
    Highest contract charges                1,829     14.031014            25,665
    Remaining contract charges         32,783,837            --       289,379,931
 2008  Lowest contract charges             10,880      6.485092            70,557
    Highest contract charges               87,594      4.482015           392,597
    Remaining contract charges         33,273,162            --       208,571,469
 2007  Lowest contract charges            242,924     14.408266         3,500,098
    Highest contract charges               52,838      7.996026           422,497
    Remaining contract charges         35,243,495            --       389,269,626
 2006  Lowest contract charges            139,855     13.062801         1,826,906
    Highest contract charges               14,304      7.373627           105,471
    Remaining contract charges         36,485,205            --       368,889,027
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges              1,818     15.801926            28,721
    Highest contract charges                2,206     16.659671            36,754
    Remaining contract charges         10,630,532            --       108,280,151
 2009  Lowest contract charges                839     12.356241            10,362
    Highest contract charges                  779     13.354695            10,404
    Remaining contract charges          6,740,315            --        55,550,144
 2008  Lowest contract charges             77,654      6.154292           477,909
    Highest contract charges                  487      6.021529             2,931
    Remaining contract charges          8,300,669            --        52,080,022
 2007  Lowest contract charges              1,818      9.266350            16,846
    Highest contract charges               34,139      9.231379           315,147
    Remaining contract charges             41,968            --           387,993
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges              4,041     12.310267            49,744
    Highest contract charges               18,157     13.909880           252,567
    Remaining contract charges         57,882,397            --       967,298,818
 2009  Lowest contract charges              1,305     11.124740            14,520
    Highest contract charges                  769     12.862796             9,889
    Remaining contract charges         59,874,607            --       925,632,530
 2008  Lowest contract charges                761      8.776149             6,668
    Highest contract charges               45,738     12.729023           582,206
    Remaining contract charges         50,026,121            --       651,746,875
 2007  Lowest contract charges          1,355,486     16.963013        22,993,124
    Highest contract charges               28,608     14.676700           419,865
    Remaining contract charges         45,030,898            --       700,436,872
 2006  Lowest contract charges            552,158     16.108811         8,894,602
    Highest contract charges               27,181     14.176524           385,337
    Remaining contract charges         39,753,287            --       592,393,087

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges         0.47%             --            26.86%
    Highest contract charges           2.80%             --            24.10%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%             --            42.36%
    Highest contract charges           2.78%             --            39.61%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%             --           (39.50)%
    Highest contract charges           2.55%             --           (43.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            10.30%
    Highest contract charges           2.53%             --             8.44%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%             --             7.77%
    Highest contract charges           2.55%             --             5.96%
    Remaining contract charges           --              --               --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges         0.19%           0.60%           27.76%
    Highest contract charges           2.75%           0.57%           24.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.05%             --            23.56%
    Highest contract charges           0.48%             --            25.65%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.84%           1.00%          (33.59)%
    Highest contract charges           2.42%             --           (34.71)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.15%             --             0.06%
    Highest contract charges           0.57%             --            (0.12)%
    Remaining contract charges           --              --               --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges         0.19%           4.02%           10.55%
    Highest contract charges           2.80%           0.69%            8.14%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            11.25%
    Highest contract charges           0.39%             --            22.63%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%           0.10%          (13.94)%
    Highest contract charges           2.55%           7.08%          (13.27)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           4.87%            5.30%
    Highest contract charges           2.54%           5.18%            3.53%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           4.25%            7.59%
    Highest contract charges           2.55%           4.58%            5.77%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges              6,640    $13.297008           $88,298
    Highest contract charges               15,058     13.681947           206,017
    Remaining contract charges         88,736,453            --     1,221,567,513
 2009  Lowest contract charges              2,919     11.997004            35,021
    Highest contract charges                7,179     12.653638            90,843
    Remaining contract charges        100,328,932            --     1,274,459,728
 2008  Lowest contract charges              1,621     11.313602            18,338
    Highest contract charges               80,419     10.174951           818,264
    Remaining contract charges        105,083,546            --     1,104,108,920
 2007  Lowest contract charges              1,651     18.115531            29,900
    Highest contract charges               97,406     16.597302         1,616,678
    Remaining contract charges        114,053,802            --     1,977,118,234
 2006  Lowest contract charges              1,574     17.629377            27,748
    Highest contract charges               49,495     16.453485           814,361
    Remaining contract charges        103,197,957            --     1,746,359,076
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges              1,486     10.175555            15,121
    Highest contract charges                3,895     19.932125            77,641
    Remaining contract charges         11,159,090            --       242,486,962
 2009  Lowest contract charges                 91      8.732082               797
    Highest contract charges                2,770     17.449578            48,333
    Remaining contract charges         12,313,503            --       235,532,881
 2008  Lowest contract charges            129,914     14.404613         1,871,353
    Highest contract charges                4,409     12.027511            53,033
    Remaining contract charges          9,330,642            --       110,681,018
 2007  Lowest contract charges            130,970     30.661983         4,015,834
    Highest contract charges                4,194     26.042533           109,212
    Remaining contract charges         10,656,041            --       295,157,734
 2006  Lowest contract charges             85,986     23.955722         2,059,862
    Highest contract charges                1,373     20.695292            28,417
    Remaining contract charges         10,091,166            --       219,459,471
TEMPLETON FOREIGN SECURITIES
 FUND
 2010  Lowest contract charges              5,809     13.526398            78,576
    Highest contract charges                1,503     15.029693            22,582
    Remaining contract charges         35,141,104            --       439,505,025
 2009  Lowest contract charges              1,143     12.505424            14,293
    Highest contract charges                1,739     14.257529            24,792
    Remaining contract charges         39,302,233            --       464,025,465
 2008  Lowest contract charges            608,959      9.905208         6,031,862
    Highest contract charges               27,716      8.211268           227,585
    Remaining contract charges         43,759,162            --       385,067,241
 2007  Lowest contract charges            574,387     16.755358         9,624,063
    Highest contract charges               28,114     14.128636           397,214
    Remaining contract charges         50,188,589            --       756,523,925
 2006  Lowest contract charges            300,884     14.636053         4,403,749
    Highest contract charges                3,538     12.553109            44,416

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges         0.19%           1.59%           10.73%
    Highest contract charges           2.80%           1.77%            8.13%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            19.97%
    Highest contract charges           2.78%           1.34%           22.57%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           3.12%          (37.55)%
    Highest contract charges           2.56%           2.94%          (38.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           1.40%            2.76%
    Highest contract charges           2.54%           1.12%            0.87%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.70%           1.31%           17.55%
    Highest contract charges           2.54%           1.26%           15.40%
    Remaining contract charges           --              --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges         0.75%           2.16%           16.53%
    Highest contract charges           2.75%           1.70%           14.23%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%             --            71.16%
    Highest contract charges           2.74%             --            67.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           3.06%          (53.02)%
    Highest contract charges           2.57%           3.02%          (53.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.31%           27.99%
    Highest contract charges           2.51%           1.63%           25.84%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.28%           27.35%
    Highest contract charges           2.55%           1.30%           25.20%
    Remaining contract charges           --              --               --
TEMPLETON FOREIGN SECURITIES
 FUND
 2010  Lowest contract charges         0.19%           1.64%            8.06%
    Highest contract charges           2.80%           1.83%            5.42%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            25.05%
    Highest contract charges           0.31%             --            33.26%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           2.45%          (40.88)%
    Highest contract charges           2.56%           2.32%          (41.88)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.84%           14.48%
    Highest contract charges           2.52%           0.76%           12.55%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.18%           20.42%
    Highest contract charges           2.55%           1.30%           18.39%

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
    Remaining contract charges         52,349,740            --       694,950,519
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges             29,703    $13.235127          $393,121
    Highest contract charges                2,625     14.139739            37,122
    Remaining contract charges         49,126,208            --       578,168,330
 2009  Lowest contract charges                295      8.295438             2,447
    Highest contract charges                  732     13.539810             9,908
    Remaining contract charges         56,733,378            --       634,580,489
 2008  Lowest contract charges          3,524,369      9.996674        35,231,964
    Highest contract charges               51,024      8.149626           415,825
    Remaining contract charges         59,926,254            --       522,436,182
 2007  Lowest contract charges          3,197,772     17.480379        55,898,276
    Highest contract charges               55,140     14.495551           799,279
    Remaining contract charges         68,763,989            --     1,072,977,291
 2006  Lowest contract charges          1,508,979     17.225283        25,992,594
    Highest contract charges               54,456     14.528955           791,187
    Remaining contract charges         62,116,306            --       961,388,720
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges             10,516     12.649536           133,018
    Highest contract charges                7,403     13.233093            97,961
    Remaining contract charges         33,067,117            --       625,505,998
 2009  Lowest contract charges              2,483     11.329533            28,127
    Highest contract charges                7,386     12.158107            89,796
    Remaining contract charges         35,932,473            --       622,474,693
 2008  Lowest contract charges                936     16.272435            15,236
    Highest contract charges               34,600     14.666576           507,460
    Remaining contract charges         34,520,186            --       509,953,837
 2007  Lowest contract charges                937     22.904210            21,444
    Highest contract charges               41,910     21.030000           881,367
    Remaining contract charges         35,005,065            --       762,905,320
 2006  Lowest contract charges                936     20.621663            19,308
    Highest contract charges               35,700     19.287666           688,563
    Remaining contract charges         25,910,591            --       512,602,236

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
    Remaining contract charges           --              --               --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges         0.43%           1.02%            6.78%
    Highest contract charges           2.80%           1.20%            4.43%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           6.80%           30.00%
    Highest contract charges           0.39%             --            27.48%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           1.82%          (42.81)%
    Highest contract charges           2.56%           1.86%          (43.78)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.27%            1.48%
    Highest contract charges           2.54%           1.36%           (0.23)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.18%           20.78%
    Highest contract charges           2.54%           1.32%           18.74%
    Remaining contract charges           --              --               --
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges         0.24%           1.32%           11.54%
    Highest contract charges           2.75%           1.24%            8.84%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.06%             --            13.30%
    Highest contract charges           2.73%           1.84%           19.85%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           2.24%          (28.95)%
    Highest contract charges           2.56%           2.13%          (30.26)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           1.44%           11.07%
    Highest contract charges           2.54%           1.40%            9.03%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.74%             --            22.20%
    Highest contract charges           2.55%           1.07%           19.96%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges              2,818    $14.164422           $39,920
    Highest contract charges                2,187     14.674408            32,096
    Remaining contract charges          5,298,624            --        60,646,506
 2009  Lowest contract charges            288,822     10.523196         3,039,329
    Highest contract charges                1,617     12.981022            20,989
    Remaining contract charges          5,421,479            --        54,198,063
 2008  Lowest contract charges            242,571      7.981607         1,936,101
    Highest contract charges                1,054      7.477473             7,880
    Remaining contract charges          5,019,032            --        38,472,672
 2007  Lowest contract charges            172,698     12.444192         2,149,095
    Highest contract charges                  419     11.858630             4,966
    Remaining contract charges          4,835,426            --        58,491,948
 2006  Lowest contract charges            124,377     10.978096         1,365,434
    Highest contract charges                3,918     10.640852            41,687
    Remaining contract charges          3,071,098            --        33,097,908
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges            196,834     10.802373         2,126,278
    Highest contract charges                1,266     14.118514            17,870
    Remaining contract charges          2,789,873            --        28,476,224
 2009  Lowest contract charges            193,057      9.534345         1,840,676
    Highest contract charges                  735     12.686720             9,318
    Remaining contract charges          2,698,345            --        24,547,880
 2008  Lowest contract charges            209,780      7.585679         1,591,323
    Highest contract charges                  748      7.106541             5,318
    Remaining contract charges          2,581,347            --        18,865,011
 2007  Lowest contract charges            163,353     11.800600         1,927,666
    Highest contract charges               10,846     11.245329           121,963
    Remaining contract charges          2,323,985            --        26,682,443
 2006  Lowest contract charges            110,926     11.932502         1,323,618
    Highest contract charges                  892     11.566035            10,321
    Remaining contract charges          1,414,981            --        16,584,457
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges             11,895     12.561085           149,414
    Highest contract charges                3,762     13.658852            51,381
    Remaining contract charges         10,424,389            --       135,610,456
 2009  Lowest contract charges             19,542     11.012978           215,218
    Highest contract charges                4,277     12.284599            52,538
    Remaining contract charges          8,467,211            --        97,996,212
 2008  Lowest contract charges              7,641      9.963562            76,130
    Highest contract charges                  188      9.818817             1,842
    Remaining contract charges          3,930,465            --        38,886,956

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges         0.41%             --            15.51%
    Highest contract charges           2.75%             --            13.05%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%             --            31.84%
    Highest contract charges           0.13%             --            29.36%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.12%          (35.86)%
    Highest contract charges           2.55%           0.15%          (36.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.12%           13.36%
    Highest contract charges           2.56%           0.16%           11.44%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.01%            4.31%
    Highest contract charges           2.54%           0.01%            2.55%
    Remaining contract charges           --              --               --
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges         0.85%           1.87%           13.30%
    Highest contract charges           1.69%           1.80%           11.23%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           2.03%           25.69%
    Highest contract charges           0.22%             --            23.32%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%             --           (35.72)%
    Highest contract charges           2.56%             --           (36.81)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.84%           (1.11)%
    Highest contract charges           2.51%           3.71%           (2.77)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.99%           15.20%
    Highest contract charges           2.53%           1.48%           13.26%
    Remaining contract charges           --              --               --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges         0.24%           1.44%           13.94%
    Highest contract charges           2.75%           2.40%           11.19%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            10.13%
    Highest contract charges           2.59%          16.79%           15.37%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%             --             0.43%
    Highest contract charges           2.07%             --            (0.73)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2010  Lowest contract charges                565    $10.438913            $5,898
    Highest contract charges                   28     14.333781               403
    Remaining contract charges          1,349,788            --        13,916,150
 2009  Lowest contract charges                566      9.379221             5,306
    Highest contract charges               10,069      9.090703            91,536
    Remaining contract charges          1,150,977            --        10,734,540
 2008  Lowest contract charges                567      7.252987             4,109
    Highest contract charges                6,243      7.150381            44,641
    Remaining contract charges            485,135            --         3,496,380
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges             15,318     11.500607           176,167
    Highest contract charges                4,620     11.999561            55,442
    Remaining contract charges         66,662,060            --       724,691,099
 2009  Lowest contract charges              1,654     10.729090            17,747
    Highest contract charges                7,413     11.472136            85,040
    Remaining contract charges         57,939,292            --       593,357,500
 2008  Lowest contract charges              8,599      9.067679            77,970
    Highest contract charges                4,569      8.935942            40,831
    Remaining contract charges         24,765,646            --       223,239,155
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges             11,536     14.628010           168,742
    Highest contract charges               11,381     16.766082           190,811
    Remaining contract charges         82,418,100            --       806,462,749
 2009  Lowest contract charges              1,408     12.593871            17,733
    Highest contract charges                9,119     14.792221           134,883
    Remaining contract charges         78,034,807            --       658,912,517
 2008  Lowest contract charges             32,068      5.866837           188,140
    Highest contract charges                9,022      5.781273            52,158
    Remaining contract charges         43,631,863            --       254,407,326
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges              6,039     13.681473            82,624
    Highest contract charges                1,537     13.809581            21,228
    Remaining contract charges         50,481,861            --       501,241,977
 2009  Lowest contract charges              1,434     12.121774            17,386
    Highest contract charges                1,369     12.538452            17,163
    Remaining contract charges         44,926,902            --       396,500,111
 2008  Lowest contract charges             11,950      7.190301            85,930
    Highest contract charges                1,233      7.085590             8,734
    Remaining contract charges         22,084,689            --       157,847,875

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD ADVISERS HLS FUND
 2010  Lowest contract charges         0.75%           1.48%           11.30%
    Highest contract charges           0.23%           1.27%            9.15%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           2.34%           29.32%
    Highest contract charges           2.45%           2.72%           27.14%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%           5.42%          (30.45)%
    Highest contract charges           2.02%           6.98%          (31.24)%
    Remaining contract charges           --              --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges         0.30%           6.55%            7.19%
    Highest contract charges           2.75%           2.74%            4.60%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.16%          22.15%            7.29%
    Highest contract charges           2.73%           5.87%           11.89%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%          29.92%           (8.93)%
    Highest contract charges           2.06%          16.36%           (9.98)%
    Remaining contract charges           --              --               --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges         0.30%           1.51%           16.15%
    Highest contract charges           2.75%           0.81%           13.34%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.15%           4.78%           25.94%
    Highest contract charges           2.72%           1.66%           41.72%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%           6.32%          (44.63)%
    Highest contract charges           2.07%           5.62%          (45.28)%
    Remaining contract charges           --              --               --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges         0.30%           2.69%           12.87%
    Highest contract charges           2.75%           1.94%           10.14%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.15%          11.29%           21.22%
    Highest contract charges           2.59%           5.38%           21.29%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%           9.11%          (31.52)%
    Highest contract charges           2.08%           6.04%          (32.31)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges              4,680    $14.507418           $67,893
    Highest contract charges                1,009     16.364089            16,518
    Remaining contract charges             65,892            --           653,175
 2009  Lowest contract charges                453      8.721844             3,947
    Highest contract charges                1,025     14.491203            14,857
    Remaining contract charges             64,426            --           559,497
 2008  Lowest contract charges                 82      6.173557               508
    Highest contract charges                  126      6.106590               768
    Remaining contract charges             30,740            --           188,992
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges              5,922     14.074125            83,347
    Highest contract charges                  250     15.466292             3,872
    Remaining contract charges            209,278            --         1,760,253
 2009  Lowest contract charges              3,780      7.272846            27,494
    Highest contract charges                  153     13.907338             2,125
    Remaining contract charges            201,783            --         1,471,695
 2008  Lowest contract charges              1,579      5.407566             8,536
    Highest contract charges                1,148      5.333167             6,121
    Remaining contract charges            123,232            --           661,737
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges              7,956     13.610018           108,280
    Highest contract charges                1,008     14.134186            14,251
    Remaining contract charges         10,739,787            --       103,436,745
 2009  Lowest contract charges              3,020     11.957704            36,108
    Highest contract charges                1,031     12.738728            13,139
    Remaining contract charges          9,202,722            --        78,442,445
 2008  Lowest contract charges                  3      6.866486                22
    Highest contract charges                3,409      6.766446            23,064
    Remaining contract charges          3,985,623            --        27,177,996
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges              2,989     14.375631            42,961
    Highest contract charges                1,242     15.772276            19,586
    Remaining contract charges          2,320,145            --        24,263,075
 2009  Lowest contract charges                780     12.103351             9,438
    Highest contract charges                1,279     13.588484            17,384
    Remaining contract charges          1,429,475            --        12,610,430
 2008  Lowest contract charges            262,769      6.607896         1,736,347
    Highest contract charges                2,369      6.519796            15,445
    Remaining contract charges            253,045            --         1,662,768

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges         0.44%           2.26%           15.43%
    Highest contract charges           2.70%           1.24%           12.92%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.84%           2.15%           40.92%
    Highest contract charges           0.49%           0.87%           38.34%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.01%             --           (41.13)%
    Highest contract charges           1.99%           5.46%          (41.64)%
    Remaining contract charges           --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges         0.49%           0.39%           13.68%
    Highest contract charges           2.70%           0.37%           11.21%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.13%           34.49%
    Highest contract charges           0.10%             --            32.03%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.71%           1.04%          (48.61)%
    Highest contract charges           2.06%           1.65%          (49.17)%
    Remaining contract charges           --              --               --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges         0.19%           1.37%           13.70%
    Highest contract charges           2.75%           1.30%           10.95%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%           1.60%           19.58%
    Highest contract charges           2.73%           2.98%           22.24%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            1.65%          (33.10)%
    Highest contract charges           2.06%           3.79%          (33.88)%
    Remaining contract charges           --              --               --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges         0.50%           0.03%           18.77%
    Highest contract charges           1.95%           0.03%           16.14%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.06%           0.36%           21.03%
    Highest contract charges           2.69%           0.72%           30.67%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%           1.29%          (38.00)%
    Highest contract charges           2.05%           0.47%          (38.66)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges              5,768    $14.581705           $84,099
    Highest contract charges                2,040     15.200544            31,003
    Remaining contract charges         19,058,340            --       173,517,148
 2009  Lowest contract charges              4,255     12.427873            52,885
    Highest contract charges                1,874     13.289584            24,899
    Remaining contract charges         17,058,833            --       133,009,975
 2008  Lowest contract charges              5,266      6.080213            32,015
    Highest contract charges                5,225      5.991598            31,308
    Remaining contract charges          7,998,131            --        48,303,140
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges              4,541     14.300738            64,932
    Highest contract charges                1,199     17.173016            20,584
    Remaining contract charges          4,537,283            --        59,822,927
 2009  Lowest contract charges              2,028     12.336945            25,016
    Highest contract charges                1,364     15.197270            20,735
    Remaining contract charges          2,898,405            --        33,320,952
 2008  Lowest contract charges              2,663      7.677483            20,447
    Highest contract charges               15,408      7.575364           116,722
    Remaining contract charges            423,298            --         3,228,626
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges              8,049     13.883156           111,751
    Highest contract charges                  393     13.851916             5,438
    Remaining contract charges                 --            --                --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges              1,875     14.098886            26,431
    Highest contract charges                  520     15.463917             8,037
    Remaining contract charges          3,609,339            --        33,919,985
 2009  Lowest contract charges              6,124     12.339469            75,572
    Highest contract charges                  249     13.883352             3,455
    Remaining contract charges          2,893,315            --        23,912,321
 2008  Lowest contract charges              2,203      6.277231            13,832
    Highest contract charges                2,521      6.185773            15,595
    Remaining contract charges          1,926,222            --        12,009,502
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges             90,174     10.556605           951,931
    Highest contract charges                  372     18.151035             6,756
    Remaining contract charges            986,964            --        10,651,224
 2009  Lowest contract charges                409      8.476602             3,470
    Highest contract charges                  388     14.826600             5,756
    Remaining contract charges          1,125,188            --         9,709,049
 2008  Lowest contract charges             52,975      5.770819           305,711
    Highest contract charges                2,648      5.693823            15,076
    Remaining contract charges            353,762            --         2,028,267

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges         0.19%           0.02%           17.21%
    Highest contract charges           2.75%           0.02%           14.38%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%           0.75%           24.28%
    Highest contract charges           2.73%           0.93%           26.09%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%           0.66%          (40.36)%
    Highest contract charges           2.07%           1.19%          (41.05)%
    Remaining contract charges           --              --               --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges         0.19%           0.61%           15.80%
    Highest contract charges           2.75%           0.65%           13.00%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%          14.70%           23.37%
    Highest contract charges           2.74%          14.70%           46.38%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%          46.73%          (25.94)%
    Highest contract charges           2.01%          40.66%          (26.72)%
    Remaining contract charges           --              --               --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges         0.41%           2.17%           13.88%
    Highest contract charges           0.19%           2.31%           13.71%
    Remaining contract charges           --              --               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges         0.04%           1.26%           14.14%
    Highest contract charges           2.75%           1.40%           11.39%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.04%           2.57%           23.40%
    Highest contract charges           2.74%           2.71%           29.84%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%           8.47%          (39.78)%
    Highest contract charges           2.05%           7.20%          (40.48)%
    Remaining contract charges           --              --               --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges         0.85%           0.66%           24.77%
    Highest contract charges           2.75%           0.70%           22.42%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           0.35%           46.76%
    Highest contract charges           2.73%           0.72%           43.86%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           1.25%          (43.74)%
    Highest contract charges           2.02%           1.58%          (44.34)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges             12,012     $9.959449          $119,636
    Highest contract charges               77,443      9.450894           731,908
    Remaining contract charges        582,276,923            --       731,754,990
 2009  Lowest contract charges                  2      9.979280                16
    Highest contract charges               71,437      9.714418           693,972
    Remaining contract charges        790,235,256            --     1,000,258,633
 2008  Lowest contract charges             32,714     10.087274           329,991
    Highest contract charges              905,927      1.030094           933,190
    Remaining contract charges      1,375,828,315            --     1,645,081,568
 2007  Lowest contract charges          3,141,794      1.185236         3,723,765
    Highest contract charges              167,210      1.034643           173,002
    Remaining contract charges        580,085,723            --       641,218,095
 2006  Lowest contract charges                923      1.122600             1,036
    Highest contract charges              121,155      1.011338           122,529
    Remaining contract charges        350,195,987            --       376,339,993
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges              6,068     15.137320            91,855
    Highest contract charges                1,111     15.877007            17,641
    Remaining contract charges          1,305,526            --        13,604,752
 2009  Lowest contract charges              5,122      8.587429            43,980
    Highest contract charges                  868     13.146736            11,404
    Remaining contract charges          1,503,470            --        12,809,717
 2008  Lowest contract charges             22,783      6.686452           152,336
    Highest contract charges                7,741      6.597309            51,071
    Remaining contract charges            872,940            --         5,799,915
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges             19,606     12.612474           247,278
    Highest contract charges               12,769     18.642624           238,055
    Remaining contract charges            614,890            --         7,684,748
 2009  Lowest contract charges              6,050      9.314788            56,354
    Highest contract charges               12,892     14.024950           180,803
    Remaining contract charges            376,000            --         3,486,015
 2008  Lowest contract charges              2,899      6.938674            20,118
    Highest contract charges                1,123      6.846178             7,686
    Remaining contract charges            210,683            --         1,451,405
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges                557     10.067692             5,610
    Highest contract charges                6,139     15.899777            97,607
    Remaining contract charges            208,927            --         2,092,771
 2009  Lowest contract charges                558      8.835711             4,930
    Highest contract charges                6,029     14.228649            85,780
    Remaining contract charges            241,288            --         2,154,224
 2008  Lowest contract charges                559      6.289721             3,514
    Highest contract charges                  322      6.200603             1,997
    Remaining contract charges            124,214            --           775,916

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges         0.24%             --            (0.30)%
    Highest contract charges           2.75%             --            (2.71)%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --              --            (0.21)%
    Highest contract charges           2.68%             --            (2.64)%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.57%           0.49%            0.60%
    Highest contract charges           2.54%           1.65%           (0.44)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           4.77%            4.06%
    Highest contract charges           2.54%           4.83%            2.30%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           2.57%            4.13%
    Highest contract charges           2.55%           4.85%            2.07%
    Remaining contract charges           --              --               --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges         0.50%             --            23.51%
    Highest contract charges           2.75%             --            20.77%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           0.01%           28.32%
    Highest contract charges           2.72%             --            25.78%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.45%          (36.17)%
    Highest contract charges           2.03%           0.32%          (36.85)%
    Remaining contract charges           --              --               --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges         0.85%             --            35.40%
    Highest contract charges           2.70%             --            32.93%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.10%           34.24%
    Highest contract charges           2.69%           0.08%           31.78%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.75%          (34.82)%
    Highest contract charges           2.01%           0.64%          (35.52)%
    Remaining contract charges           --              --               --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges         0.75%           1.21%           13.94%
    Highest contract charges           2.70%           1.22%           11.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           1.65%           40.48%
    Highest contract charges           2.67%           2.22%           37.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%           3.75%          (40.94)%
    Highest contract charges           2.04%           6.34%          (41.61)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges             42,956    $10.582456          $454,580
    Highest contract charges                2,488     10.179357            25,328
    Remaining contract charges          4,761,644            --        47,519,176
 2009  Lowest contract charges              5,035      9.916951            49,935
    Highest contract charges                4,628     10.080811            46,654
    Remaining contract charges          4,478,941            --        43,767,161
 2008  Lowest contract charges             68,844      9.656858           664,817
    Highest contract charges                  226      9.524540             2,149
    Remaining contract charges          2,869,294            --        27,515,217
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges             10,533     13.784560           145,185
    Highest contract charges                1,003     13.909418            13,953
    Remaining contract charges          2,355,156            --        23,483,008
 2009  Lowest contract charges                247      8.799340             2,173
    Highest contract charges                2,471      8.528526            21,075
    Remaining contract charges            831,812            --         7,247,493
 2008  Lowest contract charges             13,602      7.122333            96,875
    Highest contract charges                1,048      7.042157             7,378
    Remaining contract charges            473,399            --         3,346,888
AMERICAN FUNDS ASSET ALLOCATION
 HLS FUND
 2010  Lowest contract charges             55,546     13.042443           724,461
    Highest contract charges                  664     13.482401             8,951
    Remaining contract charges          4,595,224            --        45,436,345
 2009  Lowest contract charges                 55     11.689368               643
    Highest contract charges                  667     12.358442             8,239
    Remaining contract charges          4,374,006            --        38,869,418
 2008  Lowest contract charges                138      7.275350             1,005
    Highest contract charges               47,719      7.192825           343,232
    Remaining contract charges          2,922,883            --        21,138,321
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH HLS FUND
 2010  Lowest contract charges             43,241     13.796937           596,598
    Highest contract charges               61,080     14.007941           855,605
    Remaining contract charges          2,788,745            --        26,426,502
 2009  Lowest contract charges                 52     12.382862               642
    Highest contract charges               55,489     12.851649           713,129
    Remaining contract charges          2,733,181            --        23,198,763
 2008  Lowest contract charges            435,666      6.679716         2,910,123
    Highest contract charges               37,007      6.626079           245,213
    Remaining contract charges          1,129,320            --         7,518,471

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges         0.46%           5.94%            3.28%
    Highest contract charges           2.75%           4.55%            0.98%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.74%           0.04%            2.61%
    Highest contract charges           2.72%           0.04%            0.58%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%          13.82%           (1.58)%
    Highest contract charges           1.95%          19.13%           (2.65)%
    Remaining contract charges           --              --               --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges         0.42%           1.78%           14.10%
    Highest contract charges           2.16%           1.19%           11.56%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.73%           2.67%           23.44%
    Highest contract charges           2.43%           2.58%           21.36%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           6.85%          (33.13)%
    Highest contract charges           1.82%           2.62%          (33.74)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS ASSET ALLOCATION
 HLS FUND
 2010  Lowest contract charges         0.50%           2.40%           11.58%
    Highest contract charges           2.75%           1.75%            9.10%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.03%             --            16.89%
    Highest contract charges           2.71%           2.60%           20.24%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.51%             --           (27.77)%
    Highest contract charges           1.63%             --           (28.59)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH HLS FUND
 2010  Lowest contract charges         0.50%           5.60%           11.42%
    Highest contract charges           2.70%           2.85%            9.00%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%             --            23.83%
    Highest contract charges           2.68%           1.31%           24.06%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.83%             --           (34.65)%
    Highest contract charges           1.63%             --           (35.17)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges              7,875    $11.212517           $88,303
    Highest contract charges                5,179     11.664880            60,409
    Remaining contract charges         16,138,597            --       166,485,057
 2009  Lowest contract charges              6,558     10.583985            69,414
    Highest contract charges                5,203     11.295400            58,768
    Remaining contract charges         15,044,210            --       148,240,510
 2008  Lowest contract charges                  4      8.933982                42
    Highest contract charges                2,566      8.829886            22,657
    Remaining contract charges          6,029,714            --        53,564,185
AMERICAN FUNDS GLOBAL BOND HLS
 FUND
 2010  Lowest contract charges              2,350     11.144250            26,192
    Highest contract charges                2,345     11.588445            27,172
    Remaining contract charges          3,121,133            --        33,904,558
 2009  Lowest contract charges              1,120     10.650417            11,932
    Highest contract charges                2,148     11.360991            24,406
    Remaining contract charges          3,209,616            --        33,759,019
 2008  Lowest contract charges                714      9.799988             6,999
    Highest contract charges               18,759      9.689117           181,754
    Remaining contract charges          1,988,660            --        19,376,816
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2010  Lowest contract charges              4,839     13.995685            67,730
    Highest contract charges                1,419     15.494577            21,986
    Remaining contract charges          8,327,378            --        76,599,167
 2009  Lowest contract charges              1,668     12.587813            20,994
    Highest contract charges                  316     14.295567             4,510
    Remaining contract charges          9,038,134            --        75,063,027
 2008  Lowest contract charges              5,828      6.026788            35,121
    Highest contract charges              124,965      5.958336           744,583
    Remaining contract charges          6,064,037            --        36,333,300
AMERICAN FUNDS GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges             37,834     13.775736           521,193
    Highest contract charges                1,122     15.873990            17,812
    Remaining contract charges          2,922,716            --        29,151,664
 2009  Lowest contract charges              1,452     12.427257            18,047
    Highest contract charges               46,652     14.653651           683,623
    Remaining contract charges          2,904,995            --        26,025,544
 2008  Lowest contract charges              1,295      6.372372             8,249
    Highest contract charges              233,332      6.300038         1,470,002
    Remaining contract charges          1,916,205            --        12,139,562

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges         0.09%             --             5.83%
    Highest contract charges           2.75%           2.27%            3.27%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.08%             --             5.84%
    Highest contract charges           2.74%           3.21%            9.19%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (10.82)%
    Highest contract charges           1.66%             --           (11.85)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL BOND HLS
 FUND
 2010  Lowest contract charges         0.24%           1.06%            4.53%
    Highest contract charges           2.75%           0.99%            2.00%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%             --             6.50%
    Highest contract charges           2.72%           2.78%            6.46%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.48%             --            (1.83)%
    Highest contract charges           1.63%             --            (2.93)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2010  Lowest contract charges         0.24%           1.71%           11.07%
    Highest contract charges           2.75%           2.05%            8.39%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.07%             --            25.88%
    Highest contract charges           2.74%           2.48%           35.59%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%             --           (40.20)%
    Highest contract charges           1.62%             --           (40.88)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges         0.50%           1.31%           10.85%
    Highest contract charges           2.50%           0.91%            8.39%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.07%             --            24.27%
    Highest contract charges           2.69%           1.84%           38.00%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.49%             --           (36.64)%
    Highest contract charges           1.64%             --           (37.36)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges              1,137    $15.400798           $17,503
    Highest contract charges                1,354     19.672721            26,642
    Remaining contract charges          6,401,528            --        63,140,706
 2009  Lowest contract charges              1,686     12.642178            21,311
    Highest contract charges                  398     16.565575             6,589
    Remaining contract charges          6,594,913            --        53,510,664
 2008  Lowest contract charges              3,992      5.070685            20,242
    Highest contract charges                2,118      5.011352            10,616
    Remaining contract charges          3,360,971            --        16,944,819
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges              7,721     14.524331           112,139
    Highest contract charges                1,903     16.080226            30,593
    Remaining contract charges         31,069,781            --       294,518,060
 2009  Lowest contract charges              7,204     12.295824            88,575
    Highest contract charges                1,922     13.964315            26,836
    Remaining contract charges         30,738,536            --       248,359,827
 2008  Lowest contract charges             24,290      5.851955           142,147
    Highest contract charges                7,706      5.783494            44,566
    Remaining contract charges         17,658,996            --       102,726,342
AMERICAN FUNDS GROWTH-INCOME HLS
 FUND
 2010  Lowest contract charges                 87     13.441479             1,166
    Highest contract charges                  272     14.134195             3,843
    Remaining contract charges         16,510,323            --       152,366,945
 2009  Lowest contract charges              3,858     12.121401            46,759
    Highest contract charges                  321     13.075097             4,195
    Remaining contract charges         16,706,160            --       139,942,256
 2008  Lowest contract charges             38,156      6.469048           246,835
    Highest contract charges                2,742      6.393426            17,529
    Remaining contract charges          9,395,706            --        60,422,644
AMERICAN FUNDS INTERNATIONAL HLS
 FUND
 2010  Lowest contract charges              6,920     13.207404            91,389
    Highest contract charges                1,067     15.531653            16,570
    Remaining contract charges         21,616,912            --       196,215,872
 2009  Lowest contract charges              5,317     12.377279            65,810
    Highest contract charges                1,066     14.931026            15,911
    Remaining contract charges         19,377,345            --       165,904,278
 2008  Lowest contract charges             40,785      6.059340           247,127
    Highest contract charges                3,324      5.988522            19,905
    Remaining contract charges         10,983,753            --        66,183,244

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges         0.09%             --            21.70%
    Highest contract charges           2.75%           0.02%           18.76%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.08%             --            26.42%
    Highest contract charges           2.74%           0.08%           56.41%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%             --           (49.74)%
    Highest contract charges           1.68%             --           (50.32)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges         0.19%           0.54%           18.01%
    Highest contract charges           2.75%           0.51%           15.15%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%           0.49%           22.96%
    Highest contract charges           2.73%           0.81%           35.25%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%           1.57%          (41.92)%
    Highest contract charges           1.66%           2.12%          (42.59)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GROWTH-INCOME HLS
 FUND
 2010  Lowest contract charges         0.08%           5.47%           10.78%
    Highest contract charges           2.75%           1.19%            8.10%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.08%           1.70%           21.21%
    Highest contract charges           2.74%           2.02%           27.31%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%           2.90%          (36.50)%
    Highest contract charges           1.66%           2.61%          (37.24)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS INTERNATIONAL HLS
 FUND
 2010  Lowest contract charges         0.24%           1.34%            6.60%
    Highest contract charges           2.75%           0.96%            4.02%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            23.77%
    Highest contract charges           2.73%           1.30%           38.88%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%             --           (39.76)%
    Highest contract charges           1.66%             --           (40.47)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2010  Lowest contract charges              1,122    $14.573354           $16,350
    Highest contract charges                  268     17.393936             4,659
    Remaining contract charges          5,974,851            --        62,043,783
 2009  Lowest contract charges              1,943     12.423452            24,136
    Highest contract charges                  274     15.210443             4,163
    Remaining contract charges          5,766,731            --        50,994,691
 2008  Lowest contract charges             13,191      5.973191            78,786
    Highest contract charges                2,200      5.903393            12,990
    Remaining contract charges          3,431,382            --        20,371,118
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO+
 2010  Lowest contract charges             15,806     12.880117           203,578
    Highest contract charges                  699     11.285819             7,891
    Remaining contract charges              7,531            --            95,949
 2009  Lowest contract charges                700     10.875521             7,609
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges            256,690     11.009334         2,825,980
    Highest contract charges                4,542     13.969711            63,447
    Remaining contract charges          1,013,320            --        11,037,077
 2009  Lowest contract charges            227,836      9.674588         2,204,216
    Highest contract charges                4,542     12.505226            56,795
    Remaining contract charges            890,617            --         8,587,396
 2008  Lowest contract charges            104,657      7.906371           827,455
    Highest contract charges                1,643      7.801894            12,820
    Remaining contract charges            334,244            --         2,625,926
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges             41,484     12.150902           504,062
    Highest contract charges                1,912     14.992803            28,670
    Remaining contract charges          6,369,494            --        78,050,957
 2009  Lowest contract charges              1,190     10.872900            12,941
    Highest contract charges                2,013     13.721049            27,614
    Remaining contract charges          6,605,863            --        73,135,719
 2008  Lowest contract charges                  3      8.380467                20
    Highest contract charges                1,718      8.259432            14,193
    Remaining contract charges          3,101,264            --        25,811,550

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2010  Lowest contract charges         0.02%             --            17.19%
    Highest contract charges           2.75%           0.96%           14.36%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.07%             --            24.24%
    Highest contract charges           2.72%           1.49%           45.10%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%             --           (40.58)%
    Highest contract charges           1.67%             --           (41.27)%
    Remaining contract charges           --              --               --
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO+
 2010  Lowest contract charges         0.50%           0.67%           18.43%
    Highest contract charges           0.09%           0.26%           12.86%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%           0.15%            8.76%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges         0.85%           2.98%           13.80%
    Highest contract charges           2.70%           2.93%           11.71%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           4.64%           22.36%
    Highest contract charges           2.66%          10.35%           20.12%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%          11.86%          (23.83)%
    Highest contract charges           2.02%          14.59%          (24.64)%
    Remaining contract charges           --              --               --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges         0.50%          16.58%           11.75%
    Highest contract charges           2.75%           5.59%            9.27%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.06%          10.06%            8.73%
    Highest contract charges           2.73%          17.07%           30.67%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            8.63%          (18.64)%
    Highest contract charges           2.06%          18.49%          (19.58)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2010  Lowest contract charges             10,762    $12.243627          $131,765
    Highest contract charges                6,847     13.675170            93,633
    Remaining contract charges          1,598,883            --        15,090,346
 2009  Lowest contract charges                892      8.196534             7,307
    Highest contract charges                6,591     11.965883            78,872
    Remaining contract charges          1,506,460            --        12,261,380
 2008  Lowest contract charges                750      6.945580             5,207
    Highest contract charges                  328      6.845272             2,246
    Remaining contract charges          1,022,258            --         7,059,213
MFS CORE EQUITY SERIES
 2010  Lowest contract charges             82,963     10.501399           871,228
    Highest contract charges                1,228     15.210128            18,684
    Remaining contract charges          2,486,639            --        20,738,508
 2009  Lowest contract charges             96,599      9.044579           873,692
    Highest contract charges                  926     13.344441            12,361
    Remaining contract charges          2,944,978            --        21,372,606
 2008  Lowest contract charges            113,923      6.894720           785,467
    Highest contract charges                6,652      4.343066            28,890
    Remaining contract charges          3,493,546            --        19,479,038
 2007  Lowest contract charges            144,880     11.440100         1,657,443
    Highest contract charges                4,575      7.322856            33,504
    Remaining contract charges          4,477,418            --        41,788,147
 2006  Lowest contract charges            177,574     10.390804         1,845,139
    Highest contract charges               17,958      6.768617           121,551
    Remaining contract charges          5,650,340            --        48,076,603
MFS GROWTH SERIES
 2010  Lowest contract charges             12,060     14.119829           170,288
    Highest contract charges                1,794     15.158747            27,188
    Remaining contract charges          6,925,433            --        56,678,431
 2009  Lowest contract charges             52,581      8.914161           468,713
    Highest contract charges                  541     13.523277             7,310
    Remaining contract charges          7,580,485            --        54,364,945
 2008  Lowest contract charges             31,506      6.530042           205,742
    Highest contract charges               33,254      3.915227           130,196
    Remaining contract charges          7,859,617            --        41,250,932
 2007  Lowest contract charges             18,087     10.523433           190,331
    Highest contract charges               34,717      6.418030           222,816
    Remaining contract charges          8,136,475            --        69,844,780
 2006  Lowest contract charges              9,761      8.758777            85,497
    Highest contract charges                9,758      5.433347            53,019
    Remaining contract charges          7,501,530            --        54,513,853

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2010  Lowest contract charges         0.41%           1.16%           16.83%
    Highest contract charges           2.70%           0.58%           14.29%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           1.15%           18.01%
    Highest contract charges           2.66%           2.43%           15.73%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%           5.29%          (34.12)%
    Highest contract charges           1.96%          20.93%          (34.88)%
    Remaining contract charges           --              --               --
MFS CORE EQUITY SERIES
 2010  Lowest contract charges         0.95%           1.06%           16.11%
    Highest contract charges           2.80%           1.06%           13.98%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.95%           1.71%           31.18%
    Highest contract charges           2.76%             --            28.78%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.95%           0.81%          (39.73)%
    Highest contract charges           2.55%           0.66%          (40.69)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.95%           0.36%           10.10%
    Highest contract charges           2.44%             --             8.35%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.95%           0.45%           12.72%
    Highest contract charges           2.50%           0.51%           10.99%
    Remaining contract charges           --              --               --
MFS GROWTH SERIES
 2010  Lowest contract charges         0.47%             --            14.45%
    Highest contract charges           0.13%             --            12.16%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.25%           36.51%
    Highest contract charges           0.44%             --            33.94%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.20%          (37.95)%
    Highest contract charges           2.56%           0.23%          (39.00)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%             --            20.15%
    Highest contract charges           2.53%             --            18.12%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%             --             6.98%
    Highest contract charges           2.55%             --             5.18%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2010  Lowest contract charges             36,047    $17.177739          $619,213
    Highest contract charges                9,512     14.856419           141,314
    Remaining contract charges          1,550,542            --        22,851,220
 2009  Lowest contract charges             35,935     15.418702           554,069
    Highest contract charges                  136     13.590605             1,847
    Remaining contract charges          1,772,403            --        23,652,771
 2008  Lowest contract charges             40,762     11.782035           480,252
    Highest contract charges                1,324      9.205089            12,191
    Remaining contract charges          2,025,301            --        20,859,552
 2007  Lowest contract charges             42,827     17.942006           768,410
    Highest contract charges                  456     14.258638             6,502
    Remaining contract charges          2,463,233            --        39,032,656
 2006  Lowest contract charges             32,757     16.571538           542,831
    Highest contract charges               51,951     13.415376           696,942
    Remaining contract charges          2,505,774            --        37,102,239
MFS HIGH INCOME SERIES
 2010  Lowest contract charges            142,241     15.745804         2,239,699
    Highest contract charges                7,646     16.828511           128,669
    Remaining contract charges         18,346,801            --       261,063,804
 2009  Lowest contract charges            123,896     13.841030         1,714,852
    Highest contract charges                  670     15.083900            10,110
    Remaining contract charges         19,006,215            --       240,282,105
 2008  Lowest contract charges             81,947      9.590820           785,941
    Highest contract charges               32,355      8.508150           275,278
    Remaining contract charges         14,561,115            --       128,906,697
 2007  Lowest contract charges             81,314     13.526642         1,099,904
    Highest contract charges               17,392     12.205674           212,278
    Remaining contract charges         16,111,786            --       203,342,132
 2006  Lowest contract charges             35,190     13.404996           471,719
    Highest contract charges               12,812     12.303290           157,633
    Remaining contract charges         18,049,680            --       227,987,316
MFS INVESTORS GROWTH STOCK
 SERIES
 2010  Lowest contract charges             17,721      9.547958           169,199
    Highest contract charges                2,228     15.029221            33,486
    Remaining contract charges          6,570,435            --        51,158,840
 2009  Lowest contract charges             32,727      8.561398           280,189
    Highest contract charges                1,892     13.734560            25,982
    Remaining contract charges          8,397,970            --        58,991,585
 2008  Lowest contract charges             21,867      6.187191           135,294
    Highest contract charges               13,842      4.308344            59,636
    Remaining contract charges          9,338,353            --        47,973,722
 2007  Lowest contract charges             18,176      9.884952           179,669
    Highest contract charges                4,336      7.001540            30,357
    Remaining contract charges         11,516,266            --        96,008,577
 2006  Lowest contract charges             11,915      8.952472           106,664
    Highest contract charges              111,400      6.459470           719,585
    Remaining contract charges         13,758,106            --       104,596,592

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS GLOBAL EQUITY SERIES
 2010  Lowest contract charges         0.85%           0.93%           11.41%
    Highest contract charges           2.75%           1.05%            9.31%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           2.21%           30.87%
    Highest contract charges           2.72%           2.92%           28.40%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           1.03%          (34.33)%
    Highest contract charges           2.55%           0.97%          (35.44)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.92%            8.27%
    Highest contract charges           2.49%             --             6.45%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.38%           23.35%
    Highest contract charges           2.50%           0.48%           21.34%
    Remaining contract charges           --              --               --
MFS HIGH INCOME SERIES
 2010  Lowest contract charges         0.85%           6.70%           13.76%
    Highest contract charges           2.80%           1.82%           11.57%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           7.16%           43.85%
    Highest contract charges           0.39%             --            41.08%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           9.07%          (29.10)%
    Highest contract charges           2.55%           9.21%          (30.29)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           5.16%            0.91%
    Highest contract charges           2.54%           6.26%           (0.79)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           6.77%            9.44%
    Highest contract charges           2.53%           6.00%            7.60%
    Remaining contract charges           --              --               --
MFS INVESTORS GROWTH STOCK
 SERIES
 2010  Lowest contract charges         0.85%           0.44%           11.52%
    Highest contract charges           2.75%           0.39%            9.43%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.77%           38.37%
    Highest contract charges           0.48%             --            35.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.59%          (37.41)%
    Highest contract charges           2.55%           0.53%          (38.47)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.29%           10.42%
    Highest contract charges           2.47%             --             8.56%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%             --             6.67%
    Highest contract charges           2.50%             --             4.92%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges              6,688    $13.332258           $89,169
    Highest contract charges                  180     13.620354             2,455
    Remaining contract charges         37,666,591            --       355,369,589
 2009  Lowest contract charges              1,283      9.629790            12,359
    Highest contract charges                2,865     12.614593            36,134
    Remaining contract charges         43,280,600            --       373,390,514
 2008  Lowest contract charges              1,805      7.641920            13,799
    Highest contract charges               54,659      6.595768           360,518
    Remaining contract charges         47,059,890            --       325,461,409
 2007  Lowest contract charges              1,985     11.499748            22,833
    Highest contract charges               40,789     10.111297           412,429
    Remaining contract charges         49,982,729            --       524,446,462
 2006  Lowest contract charges              1,955     10.498556            20,526
    Highest contract charges                5,110      9.403315            48,050
    Remaining contract charges         46,092,124            --       444,747,220
MFS MID CAP GROWTH SERIES
 2010  Lowest contract charges              1,214      6.057099             7,355
    Highest contract charges                4,863     17.714186            86,146
    Remaining contract charges         19,568,366            --       108,349,075
 2009  Lowest contract charges              1,886      4.704525             8,872
    Highest contract charges                1,078     14.057845            15,151
    Remaining contract charges         19,143,673            --        83,324,383
 2008  Lowest contract charges              2,400      3.341523             8,019
    Highest contract charges               61,478      3.136146           192,804
    Remaining contract charges         17,518,894            --        54,961,396
 2007  Lowest contract charges              2,131      6.946753            14,802
    Highest contract charges               46,854      6.642002           311,204
    Remaining contract charges         20,068,856            --       132,442,463
 2006  Lowest contract charges              2,170      6.369800            13,821
    Highest contract charges               15,371      6.204074            95,364
    Remaining contract charges         23,239,468            --       142,267,675
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges             59,390     20.562993         1,221,245
    Highest contract charges                1,021     23.146322            23,623
    Remaining contract charges         19,171,730            --       279,001,973
 2009  Lowest contract charges             49,579     15.211050           754,148
    Highest contract charges                2,817     17.468198            49,202
    Remaining contract charges         23,003,515            --       250,879,055
 2008  Lowest contract charges              1,133      6.771751             7,674
    Highest contract charges               28,258      5.168903           146,061
    Remaining contract charges         25,575,068            --       173,901,841
 2007  Lowest contract charges              1,133     11.223146            12,719
    Highest contract charges               32,858      8.740299           287,190
    Remaining contract charges         27,732,082            --       314,520,332
 2006  Lowest contract charges              1,133     11.007986            12,475
    Highest contract charges                5,672      8.745989            49,607
    Remaining contract charges         28,200,574            --       317,146,091

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges         0.42%           0.75%           10.33%
    Highest contract charges           0.81%             --             8.03%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           1.56%           26.01%
    Highest contract charges           2.74%           1.87%           23.46%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.86%          (33.55)%
    Highest contract charges           2.55%           0.89%          (34.77)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           0.81%            9.54%
    Highest contract charges           2.52%           0.30%            7.53%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.70%           0.49%           12.21%
    Highest contract charges           2.55%           0.43%           10.15%
    Remaining contract charges           --              --               --
MFS MID CAP GROWTH SERIES
 2010  Lowest contract charges         0.70%             --            28.75%
    Highest contract charges           1.83%             --            26.08%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           0.30%           40.79%
    Highest contract charges           0.48%             --            37.93%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (51.90)%
    Highest contract charges           2.56%             --           (52.78)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           0.17%            9.06%
    Highest contract charges           2.53%           0.11%            7.06%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.70%             --             1.83%
    Highest contract charges           2.55%             --             0.04%
    Remaining contract charges           --              --               --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges         0.85%             --            35.19%
    Highest contract charges           1.02%             --            32.58%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%             --            61.80%
    Highest contract charges           2.74%             --            58.76%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.56%             --           (39.66)%
    Highest contract charges           2.56%             --           (40.86)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%             --             1.96%
    Highest contract charges           2.52%             --            (0.07)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%             --            12.59%
    Highest contract charges           2.55%             --            10.36%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges                 90    $12.342474            $1,113
    Highest contract charges               18,040     12.628741           227,826
    Remaining contract charges         78,515,069            --     1,057,862,530
 2009  Lowest contract charges                820     11.280481             9,250
    Highest contract charges                5,617     11.814046            66,361
    Remaining contract charges         88,493,664            --     1,107,925,933
 2008  Lowest contract charges              1,537     11.412340            17,544
    Highest contract charges               56,708     10.592590           600,680
    Remaining contract charges         95,085,559            --     1,036,002,613
 2007  Lowest contract charges              1,537     14.736831            22,655
    Highest contract charges               66,219     13.955001           924,086
    Remaining contract charges        107,412,846            --     1,537,164,417
 2006  Lowest contract charges              1,537     14.218784            21,857
    Highest contract charges               21,901     13.736415           300,845
    Remaining contract charges        101,405,228            --     1,409,933,128
MFS VALUE SERIES
 2010  Lowest contract charges              7,104     13.062233            92,793
    Highest contract charges                  453     13.429849             6,084
    Remaining contract charges         29,233,974            --       378,874,931
 2009  Lowest contract charges              1,881     11.768356            22,131
    Highest contract charges                  653     12.367556             8,075
    Remaining contract charges         28,817,596            --       349,943,669
 2008  Lowest contract charges                  3      7.307428                20
    Highest contract charges               19,867     11.556828           229,601
    Remaining contract charges         22,353,897            --       244,511,044
 2007  Lowest contract charges            606,166     18.846102        11,423,872
    Highest contract charges               12,133     17.585857           213,367
    Remaining contract charges         14,491,570            --       263,347,413
 2006  Lowest contract charges            335,011     17.614057         5,900,899
    Highest contract charges                3,238     16.717946            54,141
    Remaining contract charges          9,960,080            --       170,588,151
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges             13,759     11.529682           158,635
    Highest contract charges                  476     12.135843             5,772
    Remaining contract charges         27,858,852            --       332,642,678
 2009  Lowest contract charges              7,643     10.776388            82,363
    Highest contract charges                1,795     11.587143            20,796
    Remaining contract charges         22,393,189            --       254,563,334
 2008  Lowest contract charges            178,111     10.403409         1,852,971
    Highest contract charges               15,316      9.750337           149,335
    Remaining contract charges         12,465,604            --       124,848,455
 2007  Lowest contract charges             61,019     10.746443           655,732
    Highest contract charges               16,572     10.244550           169,773
    Remaining contract charges          8,494,357            --        88,801,717
 2006  Lowest contract charges             31,625     10.400575           328,908
    Highest contract charges                5,458     10.084786            55,046
    Remaining contract charges          3,419,402            --        34,923,144

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges         0.02%             --             9.30%
    Highest contract charges           2.80%           1.88%            6.90%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.06%             --            12.81%
    Highest contract charges           2.77%             --            14.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           3.11%          (22.56)%
    Highest contract charges           2.56%           3.16%          (24.10)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.51%            3.64%
    Highest contract charges           2.52%           2.00%            1.59%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           2.57%           11.28%
    Highest contract charges           2.55%           2.43%            9.08%
    Remaining contract charges           --              --               --
MFS VALUE SERIES
 2010  Lowest contract charges         0.19%             --            10.88%
    Highest contract charges           0.35%             --             8.46%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            17.68%
    Highest contract charges           2.73%             --            19.13%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (30.68)%
    Highest contract charges           2.55%           1.34%          (34.28)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.85%            7.00%
    Highest contract charges           2.53%           0.73%            5.19%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.82%           19.82%
    Highest contract charges           2.54%           1.01%           17.80%
    Remaining contract charges           --              --               --
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges         0.19%             --             6.88%
    Highest contract charges           0.35%             --             4.50%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --             7.76%
    Highest contract charges           2.73%           1.21%           12.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           2.28%           (3.19)%
    Highest contract charges           2.55%           3.10%           (4.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.73%            3.33%
    Highest contract charges           2.53%           2.40%            1.58%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           3.58%            3.17%
    Highest contract charges           2.47%             --             1.43%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL
 SERIES
 2010  Lowest contract charges             62,615    $13.637966          $853,940
    Highest contract charges                  463     14.770591             6,842
    Remaining contract charges          4,214,955            --        54,528,778
 2009  Lowest contract charges             73,678     12.412738           914,542
    Highest contract charges                4,005     13.723028            54,959
    Remaining contract charges          4,781,091            --        56,798,875
 2008  Lowest contract charges             76,386      9.566686           730,762
    Highest contract charges               12,734      8.987191           114,441
    Remaining contract charges          5,300,979            --        48,986,965
 2007  Lowest contract charges             67,653     16.749135         1,133,110
    Highest contract charges                5,912     16.005105            94,627
    Remaining contract charges          3,544,005            --        57,819,274
 2006  Lowest contract charges             44,428     14.972071           665,191
    Highest contract charges               20,271     14.564440           295,229
    Remaining contract charges          1,493,065            --        21,981,068
MFS RESEARCH SERIES
 2010  Lowest contract charges          1,283,088     12.357294        15,855,495
    Highest contract charges                  743     14.630500            10,873
    Remaining contract charges          1,648,931            --        19,414,101
 2009  Lowest contract charges          1,416,645     10.753312        15,233,622
    Highest contract charges                1,197      9.903811            11,858
    Remaining contract charges          1,878,169            --        19,381,695
 2008  Lowest contract charges          1,393,518      8.307570        11,576,754
    Highest contract charges                1,453      7.782479            11,306
    Remaining contract charges          1,622,304            --        13,073,167
 2007  Lowest contract charges            880,739     13.109180        11,545,772
    Highest contract charges                1,453     12.491769            18,150
    Remaining contract charges          2,451,347            --        31,202,858
 2006  Lowest contract charges            220,125     11.678964         2,570,827
    Highest contract charges                  278     11.319683             3,151
    Remaining contract charges          1,008,922            --        11,557,689

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS RESEARCH INTERNATIONAL
 SERIES
 2010  Lowest contract charges         0.85%           1.61%            9.87%
    Highest contract charges           0.35%             --             7.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.71%           29.75%
    Highest contract charges           2.69%             --            27.37%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.75%          (42.88)%
    Highest contract charges           2.55%           0.77%          (43.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            11.87%
    Highest contract charges           2.51%             --             9.98%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.45%           24.50%
    Highest contract charges           2.50%           1.31%           22.46%
    Remaining contract charges           --              --               --
MFS RESEARCH SERIES
 2010  Lowest contract charges         0.85%           0.92%           14.92%
    Highest contract charges           1.47%             --            12.70%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.47%           29.44%
    Highest contract charges           2.55%           1.44%           27.26%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.51%          (36.63)%
    Highest contract charges           2.56%           0.53%          (37.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           0.46%           12.25%
    Highest contract charges           2.54%           0.25%           10.35%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.15%            9.54%
    Highest contract charges           2.57%           0.65%            7.70%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES
 V.I. FUND+
 2010  Lowest contract charges              8,378    $12.211586          $102,310
    Highest contract charges                6,488     14.385458            93,333
    Remaining contract charges             38,859            --           562,792
 2009  Lowest contract charges             14,876     10.770930           160,228
    Highest contract charges                6,770     13.965835            94,549
    Remaining contract charges             48,587            --           636,873
 2008  Lowest contract charges             23,304      8.323313           193,966
    Highest contract charges                   77      9.958971               771
    Remaining contract charges             56,162            --           552,089
 2007  Lowest contract charges             26,469     15.610518           413,201
    Highest contract charges                  352     18.866608             6,647
    Remaining contract charges             61,740            --         1,122,414
 2006  Lowest contract charges             14,048     11.564831           162,465
    Highest contract charges                  575     14.117388             8,112
    Remaining contract charges             91,870            --         1,256,730
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2010  Lowest contract charges             14,091      8.922495           125,723
    Highest contract charges                2,929     10.037166            29,396
    Remaining contract charges            109,286            --         1,094,484
 2009  Lowest contract charges             17,555      7.795563           136,850
    Highest contract charges                1,304      8.857504            11,547
    Remaining contract charges            122,778            --         1,073,157
 2008  Lowest contract charges             23,327      6.265303           146,151
    Highest contract charges                1,377      7.190320             9,904
    Remaining contract charges            131,723            --           924,608
 2007  Lowest contract charges             28,308     10.714235           303,292
    Highest contract charges                3,169     12.420009            39,365
    Remaining contract charges            150,100            --         1,815,445
 2006  Lowest contract charges             33,653     10.024557           337,351
    Highest contract charges                6,563     11.737302            77,029
    Remaining contract charges            192,530            --         2,183,611

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES
 V.I. FUND+
 2010  Lowest contract charges         1.40%           3.10%            9.68%
    Highest contract charges           2.35%           3.11%            8.65%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.40%           2.33%           30.86%
    Highest contract charges           2.35%           2.87%           29.63%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.40%           0.37%          (46.68)%
    Highest contract charges           2.43%           0.12%          (47.21)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.39%           1.54%           34.98%
    Highest contract charges           2.40%           0.85%           33.64%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.40%           0.95%           20.32%
    Highest contract charges           2.40%           0.82%           19.12%
    Remaining contract charges           --              --               --
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2010  Lowest contract charges         1.40%           1.14%           13.88%
    Highest contract charges           2.40%           1.63%           12.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.40%           0.01%           24.42%
    Highest contract charges           2.40%           0.01%           23.19%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.41%           0.45%          (41.52)%
    Highest contract charges           2.41%           0.26%          (42.11)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.40%           0.26%            6.88%
    Highest contract charges           2.40%           0.20%            5.82%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.40%           0.28%            5.72%
    Highest contract charges           2.40%           0.28%            4.67%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I.
 INTERNATIONAL GROWTH EQUITY+
 2010  Lowest contract charges             10,674     $9.777615          $104,367
    Highest contract charges                2,669      9.410090            25,120
    Remaining contract charges             38,212            --           366,947
 2009  Lowest contract charges              1,903      9.018177            17,162
    Highest contract charges                3,549      8.753291            31,064
    Remaining contract charges             40,680            --           361,052
 2008  Lowest contract charges              3,789      6.694338            25,360
    Highest contract charges                3,839      6.553127            25,160
    Remaining contract charges             52,516            --           347,976
 2007  Lowest contract charges              2,874     13.181607            37,881
    Highest contract charges                4,526     13.013987            58,907
    Remaining contract charges             52,167            --           683,159
 2006  Lowest contract charges              2,266     11.675262            26,458
    Highest contract charges                2,238     11.642783            26,059
    Remaining contract charges              3,181            --            37,071
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                271     12.042001             3,261
    Highest contract charges                1,127     20.248660            22,820
    Remaining contract charges          2,510,147            --        29,960,821
 2009  Lowest contract charges                260      9.172671             2,387
    Highest contract charges                  984     15.735172            15,476
    Remaining contract charges          2,779,919            --        25,438,049
 2008  Lowest contract charges            527,554      5.867795         3,095,578
    Highest contract charges                1,565      5.787808             9,059
    Remaining contract charges          1,196,280            --         6,973,520
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges            501,269     10.597346         5,312,120
    Highest contract charges                   53     17.004157               901
    Remaining contract charges          1,063,650            --        11,624,440
 2009  Lowest contract charges            486,226      8.747530         4,253,280
    Highest contract charges                   55     14.297989               782
    Remaining contract charges          1,138,122            --        10,334,056
 2008  Lowest contract charges            220,425      6.339560         1,397,397
    Highest contract charges                2,217      6.860736            15,211
    Remaining contract charges            754,509            --         5,067,852
 2007  Lowest contract charges             50,309     13.831448           695,851
    Highest contract charges                3,139     12.008550            37,690
    Remaining contract charges            200,522            --         2,533,894
 2006  Lowest contract charges             10,884     13.011816           141,625
    Highest contract charges                  263     11.427560             3,002
    Remaining contract charges             49,934            --           593,010

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
INVESCO VAN KAMPEN V. I.
 INTERNATIONAL GROWTH EQUITY+
 2010  Lowest contract charges         1.35%           1.40%            8.42%
    Highest contract charges           2.20%           1.46%            7.50%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           0.72%           34.71%
    Highest contract charges           2.20%           0.85%           33.57%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (49.22)%
    Highest contract charges           2.21%             --           (49.65)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.18%           12.73%
    Highest contract charges           2.18%           0.18%           11.78%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.84%           0.22%           13.79%
    Highest contract charges           1.12%           0.24%           13.55%
    Remaining contract charges           --              --               --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges         0.75%             --            31.28%
    Highest contract charges           2.75%             --            28.68%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.74%             --            56.19%
    Highest contract charges           2.71%             --            53.11%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.22%          (45.31)%
    Highest contract charges           2.06%             --           (45.91)%
    Remaining contract charges           --              --               --
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges         0.85%           0.86%           21.15%
    Highest contract charges           2.72%           0.83%           18.93%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.16%           37.98%
    Highest contract charges           2.71%           1.53%           35.46%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.25%          (39.56)%
    Highest contract charges           2.51%           0.80%          (42.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.67%            6.30%
    Highest contract charges           2.48%           0.50%            5.08%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.69%             --            16.13%
    Highest contract charges           1.39%             --            15.62%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges             31,697     $8.636505          $273,752
    Highest contract charges                1,448      7.978864            11,549
    Remaining contract charges            103,363            --           865,263
 2009  Lowest contract charges             31,067      6.888948           214,022
    Highest contract charges                1,524      6.437888             9,810
    Remaining contract charges            105,941            --           712,102
 2008  Lowest contract charges             24,979      4.073139           101,745
    Highest contract charges                1,524      3.850448             5,867
    Remaining contract charges            100,951            --           402,966
 2007  Lowest contract charges             35,329      8.525023           301,189
    Highest contract charges                1,679      8.152510            13,685
    Remaining contract charges             59,131            --           495,948
 2006  Lowest contract charges             15,943      7.054447           112,475
    Highest contract charges                  494      6.826646             3,371
    Remaining contract charges              6,651            --            46,530
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges            152,594      5.678500           866,504
    Highest contract charges                  724      5.246144             3,797
    Remaining contract charges            460,330            --         2,528,290
 2009  Lowest contract charges            169,435      4.542372           769,639
    Highest contract charges                2,668      4.244987            11,326
    Remaining contract charges            548,126            --         2,419,912
 2008  Lowest contract charges            190,285      2.719763           517,526
    Highest contract charges                2,997      2.571081             7,707
    Remaining contract charges            656,973            --         1,744,280
 2007  Lowest contract charges            159,138      5.422083           862,854
    Highest contract charges                2,366      5.185166            12,270
    Remaining contract charges            512,272            --         2,723,886
 2006  Lowest contract charges             69,756      4.615129           321,935
    Highest contract charges                1,901      4.464517             8,487
    Remaining contract charges            178,253            --           810,480

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges         1.35%             --            25.37%
    Highest contract charges           2.50%             --            23.94%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            69.13%
    Highest contract charges           2.50%             --            67.20%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.36%           0.07%          (52.22)%
    Highest contract charges           2.51%           0.07%          (52.77)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            20.85%
    Highest contract charges           2.48%             --            19.47%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%             --            12.35%
    Highest contract charges           2.17%             --            11.99%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges         1.35%             --            25.01%
    Highest contract charges           2.50%             --            23.58%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            67.01%
    Highest contract charges           2.50%             --            65.11%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (49.84)%
    Highest contract charges           2.50%             --           (50.42)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            17.49%
    Highest contract charges           2.49%             --            16.14%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%             --            13.36%
    Highest contract charges           2.54%             --            12.87%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2010  Lowest contract charges             15,328    $12.088848          $185,298
    Highest contract charges                   98     11.168445             1,099
    Remaining contract charges             56,559            --           660,225
 2009  Lowest contract charges             22,700      9.249819           209,974
    Highest contract charges                   67      8.644265               580
    Remaining contract charges             58,414            --           523,676
 2008  Lowest contract charges             22,120      5.858325           129,585
    Highest contract charges                   68      5.538087               377
    Remaining contract charges             52,585            --           299,614
 2007  Lowest contract charges             20,510     11.462786           235,115
    Highest contract charges               12,240     10.998815           134,623
    Remaining contract charges             24,947            --           281,921
 2006  Lowest contract charges                878      9.473026             8,325
    Highest contract charges                4,653      9.167156            42,652
    Remaining contract charges             10,851            --           102,025
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2010  Lowest contract charges             27,767     11.672055           324,102
    Highest contract charges                3,236     10.783596            34,893
    Remaining contract charges             37,184            --           421,410
 2009  Lowest contract charges             29,108     10.869185           316,385
    Highest contract charges                3,375     10.157929            34,284
    Remaining contract charges             42,838            --           453,126
 2008  Lowest contract charges             31,152      9.222830           287,308
    Highest contract charges                3,375      8.718935            29,427
    Remaining contract charges             32,552            --           294,627
 2007  Lowest contract charges             29,963     11.968451           358,613
    Highest contract charges                5,310     11.445540            60,776
    Remaining contract charges             39,600            --           465,514
 2006  Lowest contract charges             19,362     11.704959           226,631
    Highest contract charges                  884     11.323008            10,005
    Remaining contract charges             20,730            --           239,873

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2010  Lowest contract charges         1.35%             --            30.69%
    Highest contract charges           2.46%             --            29.20%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            57.89%
    Highest contract charges           2.43%             --            56.09%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           0.46%          (48.89)%
    Highest contract charges           2.42%           0.72%          (49.48)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.17%           21.00%
    Highest contract charges           2.19%           0.10%           19.98%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.33%             --            15.63%
    Highest contract charges           2.24%             --            15.26%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2010  Lowest contract charges         1.35%           6.00%            7.39%
    Highest contract charges           2.50%           6.07%            6.16%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           6.93%           17.85%
    Highest contract charges           2.50%           7.04%           16.50%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           2.12%          (22.94)%
    Highest contract charges           2.50%           1.76%          (23.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           6.04%            2.25%
    Highest contract charges           2.48%           6.47%            1.08%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%           5.09%            3.19%
    Highest contract charges           2.49%           4.40%            2.74%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges              6,735    $10.835269           $72,970
    Highest contract charges                4,782     10.134682            48,467
    Remaining contract charges              6,725            --            70,702
 2009  Lowest contract charges              6,489      9.947209            64,543
    Highest contract charges                4,782      9.383400            44,874
    Remaining contract charges              9,310            --            90,432
 2008  Lowest contract charges              6,976      8.123951            56,676
    Highest contract charges                4,782      7.728932            36,962
    Remaining contract charges             12,158            --            96,831
 2007  Lowest contract charges             11,197     13.021131           145,797
    Highest contract charges                4,782     12.494023            59,750
    Remaining contract charges             18,477            --           236,973
 2006  Lowest contract charges             10,595     12.696125           134,511
    Highest contract charges                4,782     12.286164            58,756
    Remaining contract charges             12,246            --           153,386
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges             19,849      9.383033           186,240
    Highest contract charges                  639     15.280537             9,765
    Remaining contract charges            277,636            --         2,604,537
 2009  Lowest contract charges             27,921      8.670403           242,085
    Highest contract charges                  696     14.390901            10,017
    Remaining contract charges            310,075            --         2,731,244
 2008  Lowest contract charges              9,376      6.066067            56,872
    Highest contract charges                  841      5.983369             5,033
    Remaining contract charges            165,156            --           995,237
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges                659     10.440769             6,881
    Highest contract charges                  486     16.244864             7,886
    Remaining contract charges          3,101,709            --        31,987,997
 2009  Lowest contract charges                834      9.091739             7,579
    Highest contract charges                  507     14.431646             7,310
    Remaining contract charges          3,328,830            --        30,054,422
 2008  Lowest contract charges              2,494      6.573235            16,388
    Highest contract charges                  349      6.478219             2,264
    Remaining contract charges          2,409,532            --        15,735,836
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges             13,575      9.879026           134,106
    Highest contract charges                  549     14.593482             8,005
    Remaining contract charges            242,131            --         2,394,903
 2009  Lowest contract charges             16,270      8.602066           139,955
    Highest contract charges                  572     12.950825             7,412
    Remaining contract charges            235,024            --         2,026,776
 2008  Lowest contract charges             10,779      6.777960            73,062
    Highest contract charges                  856      6.688394             5,723
    Remaining contract charges            136,895            --           922,693

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges         1.35%           1.51%            8.93%
    Highest contract charges           2.20%           1.47%            8.01%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           1.91%           22.44%
    Highest contract charges           2.20%           1.73%           21.41%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           0.43%          (37.61)%
    Highest contract charges           2.21%           0.36%          (38.14)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           0.94%            2.56%
    Highest contract charges           2.19%           0.93%            1.69%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%           1.64%           10.04%
    Highest contract charges           2.28%           3.10%            9.69%
    Remaining contract charges           --              --               --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges         0.85%             --             8.22%
    Highest contract charges           2.75%             --             6.18%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%             --            42.93%
    Highest contract charges           2.73%             --            40.25%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%             --           (44.29)%
    Highest contract charges           2.02%             --           (44.90)%
    Remaining contract charges           --              --               --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges         0.75%           1.24%           14.84%
    Highest contract charges           2.75%           1.22%           12.56%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           2.27%           38.32%
    Highest contract charges           2.68%             --            35.58%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%             --           (38.00)%
    Highest contract charges           1.94%             --           (38.72)%
    Remaining contract charges           --              --               --
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges         0.85%           0.67%           14.85%
    Highest contract charges           2.75%           0.89%           12.68%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.36%           26.91%
    Highest contract charges           2.68%             --            24.53%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (35.85)%
    Highest contract charges           2.01%             --           (36.53)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 2010  Lowest contract charges                969    $11.274242           $10,920
    Highest contract charges                  189     17.209473             3,246
    Remaining contract charges          2,938,078            --        32,942,776
 2009  Lowest contract charges                782      9.230857             7,218
    Highest contract charges                  223     14.374862             3,202
    Remaining contract charges          3,184,861            --        29,401,330
 2008  Lowest contract charges                  2      6.794283                 8
    Highest contract charges                1,017      6.696166             6,810
    Remaining contract charges          1,595,760            --        10,767,408
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges             20,601      9.625296           198,294
    Highest contract charges                  665      9.199060             6,120
    Remaining contract charges            121,834            --         1,185,042
 2009  Lowest contract charges             20,718      8.455636           175,184
    Highest contract charges                  665      8.211525             5,463
    Remaining contract charges            191,016            --         1,617,684
 2008  Lowest contract charges              2,462      6.366550            15,672
    Highest contract charges                2,234      6.295470            14,066
    Remaining contract charges            166,916            --         1,055,612
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2010  Lowest contract charges              1,407     12.322677            17,335
    Highest contract charges                1,350     17.285592            23,342
    Remaining contract charges          8,771,796            --       107,259,504
 2009  Lowest contract charges              1,340     11.019201            14,769
    Highest contract charges                1,597     15.769223            25,177
    Remaining contract charges          9,267,827            --       101,780,961
 2008  Lowest contract charges                549      7.146244             3,923
    Highest contract charges                2,789      7.042341            19,641
    Remaining contract charges          4,278,892            --        30,367,905
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2010  Lowest contract charges              1,616     10.630143            17,176
    Highest contract charges               12,547     15.440421           193,724
    Remaining contract charges            712,945            --         7,431,858
 2009  Lowest contract charges                466      9.338424             4,355
    Highest contract charges                9,110     13.789621           125,621
    Remaining contract charges            716,590            --         6,600,540
 2008  Lowest contract charges              4,776      6.952999            33,203
    Highest contract charges                7,082      6.877682            48,710
    Remaining contract charges            323,905            --         2,240,123

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 2010  Lowest contract charges         0.75%           0.36%           22.14%
    Highest contract charges           2.75%           0.42%           19.72%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.73%           0.23%           35.86%
    Highest contract charges           2.72%             --            33.18%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (35.50)%
    Highest contract charges           2.06%             --           (36.25)%
    Remaining contract charges           --              --               --
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges         0.85%           0.89%           13.83%
    Highest contract charges           2.45%           0.89%           12.03%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.36%           31.45%
    Highest contract charges           2.40%           0.16%           29.37%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (40.98)%
    Highest contract charges           1.72%             --           (41.51)%
    Remaining contract charges           --              --               --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2010  Lowest contract charges         0.75%          13.88%           11.83%
    Highest contract charges           2.75%          13.81%            9.62%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           4.65%           54.20%
    Highest contract charges           2.74%             --            51.15%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%             --           (30.31)%
    Highest contract charges           2.06%             --           (31.12)%
    Remaining contract charges           --              --               --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2010  Lowest contract charges         0.75%           2.06%           13.83%
    Highest contract charges           2.40%           4.63%           11.97%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.74%             --            34.20%
    Highest contract charges           2.39%             --            32.00%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (32.56)%
    Highest contract charges           1.79%             --           (33.14)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges             25,501     $7.851992          $200,234
    Highest contract charges                  166     13.757115             2,281
    Remaining contract charges            149,491            --         1,211,604
 2009  Lowest contract charges             20,315      7.392382           150,176
    Highest contract charges                  110     13.193438             1,447
    Remaining contract charges            165,790            --         1,247,467
 2008  Lowest contract charges             26,336      5.908142           155,597
    Highest contract charges                9,937      5.844073            58,073
    Remaining contract charges             78,427            --           460,780
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges                206      8.227517             1,691
    Highest contract charges                   38     13.865393               520
    Remaining contract charges            184,305            --         1,527,906
 2009  Lowest contract charges             54,846      7.486362           410,593
    Highest contract charges                5,747     13.002746            74,729
    Remaining contract charges            154,346            --         1,145,284
 2008  Lowest contract charges              7,294      6.102674            44,515
    Highest contract charges               29,191      6.036515           176,211
    Remaining contract charges             98,518            --           598,000
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges              3,795     13.870722            52,641
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges             11,499     10.787046           124,042
    Highest contract charges               10,624     16.801794           178,505
    Remaining contract charges            181,160            --         1,930,721
 2009  Lowest contract charges                680      8.587762             5,838
    Highest contract charges               10,624     13.701124           145,563
    Remaining contract charges            164,899            --         1,409,567
 2008  Lowest contract charges                134      6.604529               885
    Highest contract charges                  892      6.532869             5,824
    Remaining contract charges             96,627            --           635,485
PUTNAM VT VOYAGER
 2010  Lowest contract charges             27,868     15.402708           429,245
    Highest contract charges                2,457     11.118426            27,313
    Remaining contract charges              4,028            --            57,359
 2009  Lowest contract charges                375     12.814702             4,805
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges         0.85%           3.41%            6.22%
    Highest contract charges           2.70%           3.38%            4.27%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%             --            25.12%
    Highest contract charges           0.22%             --            22.83%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (44.23)%
    Highest contract charges           1.79%             --           (44.71)%
    Remaining contract charges           --              --               --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges         0.63%             --             9.10%
    Highest contract charges           2.01%             --             7.04%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%             --            23.09%
    Highest contract charges           2.39%             --            21.68%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (41.96)%
    Highest contract charges           1.79%             --           (42.46)%
    Remaining contract charges           --              --               --
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges         0.42%           0.53%           13.35%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges         0.53%             --            24.92%
    Highest contract charges           2.70%           0.30%           22.63%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.15%           1.44%           30.03%
    Highest contract charges           0.10%             --            28.03%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.99%             --           (36.02)%
    Highest contract charges           2.00%             --           (36.58)%
    Remaining contract charges           --              --               --
PUTNAM VT VOYAGER
 2010  Lowest contract charges         0.50%           0.89%           20.20%
    Highest contract charges           0.19%             --            11.18%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%             --            28.15%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges             30,576    $13.389583          $409,399
    Highest contract charges                  483     10.921139             5,274
    Remaining contract charges              5,642            --            74,646
 2009  Lowest contract charges                 71     11.950208               854
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges            217,331      1.492525           324,371
    Highest contract charges                1,845      1.407108             2,596
    Remaining contract charges            136,228            --           196,302
 2009  Lowest contract charges            235,171      1.414006           332,533
    Highest contract charges                2,110      1.341763             2,832
    Remaining contract charges            123,179            --           168,989
 2008  Lowest contract charges            275,395      0.913715           251,632
    Highest contract charges                2,421      0.872678             2,113
    Remaining contract charges            142,213            --           126,671
 2007  Lowest contract charges            280,099      1.533635           429,569
    Highest contract charges               75,095      1.486316           111,615
    Remaining contract charges             59,298            --            89,393
 2006  Lowest contract charges            278,112      1.416570           393,967
    Highest contract charges              101,311      1.379746           139,783
    Remaining contract charges             78,713            --           110,034
JENNISON PORTFOLIO
 2010  Lowest contract charges             19,478      0.924809            18,013
    Highest contract charges                9,403      0.897947             8,443
    Remaining contract charges             87,753            --            80,194
 2009  Lowest contract charges             22,774      0.873620            19,896
    Highest contract charges                9,789      0.825281             8,079
    Remaining contract charges            107,235            --            90,057
 2008  Lowest contract charges             28,530      0.623193            17,780
    Highest contract charges                9,578      0.592850             5,678
    Remaining contract charges            107,240            --            64,549
 2007  Lowest contract charges             40,296      1.015125            40,906
    Highest contract charges                9,548      0.972493             9,285
    Remaining contract charges            104,361            --           102,811
 2006  Lowest contract charges             48,769      0.925569            45,138
    Highest contract charges                8,437      0.898869             7,584
    Remaining contract charges            122,233            --           110,904

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges         0.50%           0.95%           12.05%
    Highest contract charges           0.09%             --             9.21%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.01%             --            19.50%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges         1.70%             --             5.55%
    Highest contract charges           2.35%             --             4.87%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.70%             --            54.75%
    Highest contract charges           2.35%             --            53.75%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.70%             --           (40.42)%
    Highest contract charges           2.27%             --           (40.81)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.70%           0.12%            8.26%
    Highest contract charges           2.20%           0.11%            7.72%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.70%             --            11.70%
    Highest contract charges           2.20%             --            11.14%
    Remaining contract charges           --              --               --
JENNISON PORTFOLIO
 2010  Lowest contract charges         2.05%           0.02%            9.19%
    Highest contract charges           2.40%           0.02%            8.81%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.70%           0.29%           40.19%
    Highest contract charges           2.40%           0.28%           39.21%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.71%           0.07%          (38.61)%
    Highest contract charges           2.40%           0.07%          (39.04)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.70%             --             9.68%
    Highest contract charges           2.22%             --             8.91%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.70%             --             0.34%
    Highest contract charges           2.25%             --             0.89%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges            180,847     $1.217103          $220,109
    Highest contract charges               56,420      1.176590            66,383
    Remaining contract charges             32,145            --            38,561
 2009  Lowest contract charges            180,847      1.091807           197,450
    Highest contract charges               56,813      1.059167            60,174
    Remaining contract charges             32,144            --            34,643
 2008  Lowest contract charges            180,847      0.785419           142,041
    Highest contract charges                7,122      0.750512             5,345
    Remaining contract charges            116,832            --            89,712
 2007  Lowest contract charges            182,958      1.390767           254,453
    Highest contract charges               84,887      1.358682           115,334
    Remaining contract charges             33,808            --            46,551
 2006  Lowest contract charges            197,573      1.375746           271,810
    Highest contract charges               12,093      1.340654            16,212
    Remaining contract charges            130,756            --           176,875
INVESCO VAN KAMPEN V. I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges          2,966,137     10.023866        29,732,157
    Highest contract charges                3,445     13.657326            47,051
    Remaining contract charges          2,247,787            --        26,140,740
 2009  Lowest contract charges          2,913,294      9.010887        26,251,360
    Highest contract charges                3,102     12.506409            38,799
    Remaining contract charges          2,220,144            --        23,586,123
 2008  Lowest contract charges          1,412,074      7.322402        10,339,781
    Highest contract charges               12,985     10.893737           141,450
    Remaining contract charges          1,519,872            --        14,140,805
 2007  Lowest contract charges            142,453     17.229559         2,454,422
    Highest contract charges               13,046     16.476878           214,953
    Remaining contract charges            538,508            --         9,088,529
 2006  Lowest contract charges             67,735     17.033843         1,153,807
    Highest contract charges                2,202     16.478091            36,278
    Remaining contract charges            175,473            --         2,943,724

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges         1.70%           0.33%           11.48%
    Highest contract charges           2.05%           0.34%           11.09%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.70%           1.65%           39.01%
    Highest contract charges           2.05%           1.74%           38.52%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.71%           1.40%          (43.53)%
    Highest contract charges           2.33%           1.75%          (43.89)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.70%           0.99%            1.09%
    Highest contract charges           2.05%           0.98%            0.74%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.70%           1.05%           17.41%
    Highest contract charges           2.20%           0.98%           16.83%
    Remaining contract charges           --              --               --
INVESCO VAN KAMPEN V. I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges         0.85%           0.10%           11.24%
    Highest contract charges           2.70%           0.10%            9.20%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           3.58%           23.06%
    Highest contract charges           2.66%           4.54%           20.80%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (30.20)%
    Highest contract charges           2.51%           1.86%          (33.89)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           1.05%            1.15%
    Highest contract charges           2.47%           0.77%           (0.01)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%             --            11.24%
    Highest contract charges           2.51%             --            10.75%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I.
 COMSTOCK FUND+
 2010  Lowest contract charges             40,554    $14.988434          $607,842
    Highest contract charges                4,933     13.925507            68,697
    Remaining contract charges            166,444            --         2,428,597
 2009  Lowest contract charges             44,467     13.131153           583,898
    Highest contract charges                5,612     12.341037            69,255
    Remaining contract charges            175,954            --         2,257,818
 2008  Lowest contract charges             46,643     10.365093           483,467
    Highest contract charges                7,078      9.854026            69,742
    Remaining contract charges            189,730            --         1,929,297
 2007  Lowest contract charges             47,232     16.364834           772,953
    Highest contract charges                2,977     15.738155            46,847
    Remaining contract charges            197,225            --         3,177,705
 2006  Lowest contract charges             17,638     16.982646           299,538
    Highest contract charges                1,726     16.521234            28,517
    Remaining contract charges             72,081            --         1,210,341
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges             53,282      1.247548            66,471
    Highest contract charges                5,477      1.134366             6,213
    Remaining contract charges            837,122            --           986,288
 2009  Lowest contract charges             64,071      1.116172            71,515
    Highest contract charges                7,395      1.026647             7,592
    Remaining contract charges            911,144            --           967,117
 2008  Lowest contract charges             73,957      0.979889            72,469
    Highest contract charges                9,232      0.911719             8,417
    Remaining contract charges          1,104,680            --         1,035,283
 2007  Lowest contract charges             79,356      1.401139           111,189
    Highest contract charges                9,821      1.318773            12,951
    Remaining contract charges          1,498,461            --         2,020,935
 2006  Lowest contract charges             83,812      1.319922           110,626
    Highest contract charges                7,826      1.256694             9,835
    Remaining contract charges          1,405,459            --         1,798,147

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
INVESCO VAN KAMPEN V. I.
 COMSTOCK FUND+
 2010  Lowest contract charges         1.35%           0.13%           14.14%
    Highest contract charges           2.50%           0.14%           12.84%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           4.32%           26.69%
    Highest contract charges           2.50%           4.20%           25.24%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           2.35%          (36.66)%
    Highest contract charges           2.48%           2.53%          (37.39)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           1.17%           (3.64)%
    Highest contract charges           2.48%           1.30%           (4.74)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.34%             --            11.38%
    Highest contract charges           2.49%             --            10.90%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges         1.35%           1.73%           11.77%
    Highest contract charges           2.50%           1.74%           10.49%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           2.04%           13.91%
    Highest contract charges           2.50%           2.02%           12.61%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           2.44%          (30.07)%
    Highest contract charges           2.51%           2.45%          (30.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           2.23%            6.15%
    Highest contract charges           2.49%           2.30%            4.94%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%           2.33%           10.64%
    Highest contract charges           2.51%           2.09%            9.37%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges            826,073     $1.465421        $1,210,545
    Highest contract charges               97,934      1.332467           130,494
    Remaining contract charges          3,733,927            --         5,255,920
 2009  Lowest contract charges            719,426      1.387455           998,171
    Highest contract charges              133,943      1.276163           170,934
    Remaining contract charges          4,094,761            --         6,127,573
 2008  Lowest contract charges            786,678      1.255427           987,618
    Highest contract charges              135,976      1.168078           158,830
    Remaining contract charges          4,690,166            --         5,635,840
 2007  Lowest contract charges            513,824      1.242914           638,640
    Highest contract charges               94,812      1.169807           110,912
    Remaining contract charges          5,631,899            --         6,736,250
 2006  Lowest contract charges            212,602      1.186333           252,216
    Highest contract charges              126,709      1.129473           143,115
    Remaining contract charges          4,844,225            --         5,563,099
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges            713,016      1.156101           824,318
    Highest contract charges               47,383      1.051224            49,810
    Remaining contract charges          2,280,619            --         2,545,137
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges             28,300     12.193157           345,066
    Highest contract charges                5,463     12.120069            66,206
    Remaining contract charges            121,327            --         1,475,138
 2009  Lowest contract charges            325,244      1.000862           325,524
    Highest contract charges               65,383      0.920576            60,190
    Remaining contract charges          1,523,264            --         1,470,430
 2008  Lowest contract charges            335,265      0.900500           301,906
    Highest contract charges               73,796      0.837840            61,830
    Remaining contract charges          1,510,309            --         1,312,162
 2007  Lowest contract charges            354,945      1.612897           572,491
    Highest contract charges               68,734      1.518073           104,343
    Remaining contract charges          1,555,950            --         2,430,879
 2006  Lowest contract charges            215,217      1.451008           312,279
    Highest contract charges               98,715      1.381485           136,374
    Remaining contract charges          1,632,694            --         2,305,249

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges         1.35%           3.37%            5.62%
    Highest contract charges           2.50%           3.42%            4.41%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           4.52%           10.52%
    Highest contract charges           2.50%           4.51%            9.25%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           4.81%            1.01%
    Highest contract charges           2.50%           4.81%           (0.15)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           4.57%            4.77%
    Highest contract charges           2.49%           4.56%            3.57%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%           4.40%            2.46%
    Highest contract charges           2.50%           4.32%            1.29%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges         1.35%           0.53%           12.30%
    Highest contract charges           2.50%           0.79%           11.02%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges         0.61%             --            21.93%
    Highest contract charges           1.14%             --            21.20%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           3.20%           11.15%
    Highest contract charges           2.50%           3.01%            9.88%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           2.05%          (44.17)%
    Highest contract charges           2.51%           1.98%          (44.81)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.01%           11.16%
    Highest contract charges           2.49%           0.01%            9.89%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%           2.17%           19.19%
    Highest contract charges           2.50%           1.97%           17.83%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2010  Lowest contract charges            412,757     $1.719780          $709,851
    Highest contract charges               39,521      1.563785            61,802
    Remaining contract charges          1,496,776            --         2,503,143
 2009  Lowest contract charges            441,999      1.375020           607,757
    Highest contract charges               42,489      1.264746            53,737
    Remaining contract charges          1,814,397            --         2,388,492
 2008  Lowest contract charges            511,452      0.913021           466,966
    Highest contract charges               51,821      0.849501            44,022
    Remaining contract charges          2,006,949            --         1,760,946
 2007  Lowest contract charges            386,686      1.579875           610,915
    Highest contract charges               56,091      1.486979            83,406
    Remaining contract charges          1,844,855            --         2,814,115
 2006  Lowest contract charges            198,324      1.407013           279,043
    Highest contract charges               76,708      1.339585           102,757
    Remaining contract charges          1,808,913            --         2,470,551
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges             14,457     15.612951           225,719
    Highest contract charges               15,141     18.480499           279,811
    Remaining contract charges             91,745            --         1,384,824
 2009  Lowest contract charges              7,617     11.675368            88,936
    Highest contract charges                1,990     13.972442            27,807
    Remaining contract charges            101,800            --         1,155,478
 2008  Lowest contract charges              7,533      8.434447            63,536
    Highest contract charges               31,236      8.181197           255,548
    Remaining contract charges             74,480            --           616,271
 2007  Lowest contract charges              6,357     15.364252            97,673
    Highest contract charges               19,993     15.030356           300,495
    Remaining contract charges             26,993            --           409,785
 2006  Lowest contract charges              1,515     12.730894            19,293
    Highest contract charges                9,817     12.560463           123,302
    Remaining contract charges             22,075            --           278,970

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2010  Lowest contract charges         1.35%             --            25.07%
    Highest contract charges           2.50%             --            23.64%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            50.60%
    Highest contract charges           2.50%             --            48.88%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (42.21)%
    Highest contract charges           2.51%             --           (42.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            12.29%
    Highest contract charges           2.50%             --            11.00%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%             --            21.11%
    Highest contract charges           2.50%             --            19.72%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges         1.35%             --            33.73%
    Highest contract charges           2.45%             --            32.26%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            38.43%
    Highest contract charges           2.41%             --            36.91%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (45.10)%
    Highest contract charges           2.20%             --           (45.57)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            20.69%
    Highest contract charges           2.18%             --            19.66%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%             --            13.11%
    Highest contract charges           2.20%             --            12.15%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges             11,329    $13.537143          $153,356
    Highest contract charges                8,581     12.909634           110,779
    Remaining contract charges             24,428            --           323,539
 2009  Lowest contract charges             10,648     11.702245           124,605
    Highest contract charges               10,380     11.255012           116,826
    Remaining contract charges             28,340            --           325,051
 2008  Lowest contract charges             10,643      7.404895            78,813
    Highest contract charges               13,317      7.182592            95,649
    Remaining contract charges             54,093            --           394,052
 2007  Lowest contract charges              4,045     13.535596            54,749
    Highest contract charges                  997     13.139235            13,097
    Remaining contract charges             60,582            --           808,936
 2006  Lowest contract charges             12,987     13.749766           178,569
    Highest contract charges               22,683     13.630438           309,177
    Remaining contract charges             30,232            --           414,141
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2010  Lowest contract charges             10,016     13.295704           133,170
    Highest contract charges                2,164     12.679284            27,443
    Remaining contract charges             11,383            --           147,176
 2009  Lowest contract charges              1,244     10.740753            13,365
    Highest contract charges                  964     10.473260            10,091
    Remaining contract charges             11,687            --           124,391
 2008  Lowest contract charges              1,244      7.391000             9,197
    Highest contract charges                2,625      7.246621            19,021
    Remaining contract charges             12,134            --            89,039
 2007  Lowest contract charges              1,377     12.641519            17,400
    Highest contract charges                  972     12.366753            12,016
    Remaining contract charges              1,998            --            24,930
 2006  Lowest contract charges                918     11.921222            10,943
    Highest contract charges                  885     11.855245            10,493
    Remaining contract charges                558            --             6,646
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges                 33     12.266435               407
    Highest contract charges                2,110     12.210912            25,768
    Remaining contract charges              2,195            --            26,841

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges         1.35%           1.48%           15.68%
    Highest contract charges           2.20%           1.59%           14.70%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           1.22%           58.03%
    Highest contract charges           2.20%           1.30%           56.70%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (45.29)%
    Highest contract charges           2.20%             --           (45.76)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.03%           (2.02)%
    Highest contract charges           2.49%             --            (3.14)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.65%             --            13.83%
    Highest contract charges           2.20%             --            13.21%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2010  Lowest contract charges         0.50%             --            22.10%
    Highest contract charges           2.20%           0.55%           21.06%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.65%             --            45.32%
    Highest contract charges           2.21%             --            44.53%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.64%           2.49%          (41.08)%
    Highest contract charges           2.19%           2.73%          (41.40)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.33%           0.73%            5.21%
    Highest contract charges           2.19%           0.60%            4.32%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.85%             --            10.16%
    Highest contract charges           2.20%             --             9.78%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges         0.54%             --            22.66%
    Highest contract charges           1.07%             --            22.11%
    Remaining contract charges           --              --               --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

-------------------------------------------------------------------------------

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub- Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#    Rounded unit values

+    See parenthetical for this Sub-Account in Note 1.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable), Annual Maintenance Fees and Distribution Charges assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.10% to 1.55% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the Sub-Account's average daily net assets for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.75%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55% and 0.65%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios to a maximum charge of 1.50%. The Company also offers a Return of Premium Death Benefit rider. This charge is based on a percentage of premium payments adjusted for surrenders on each contract anniversary. The current rider charge is 0.30%. The Company has a right to increase this charge up to a maximum of 0.75%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

DISTRIBUTION CHARGE:

    A Distribution Charge of 0.75% may be charged to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment. There are no distribution charges for the year ended December 31, 2010.

    This charge is a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATUTORY-BASIS FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT

Years Ended December 31, 2010 and 2009 and 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                             F-3
STATUTORY-BASIS FINANCIAL STATEMENTS:
 Statements of Admitted Assets, Liabilities and Capital and              F-4
  Surplus
 Statements of Operations                                                F-5
 Statements of Changes in Capital and Surplus                            F-6
 Statements of Cash Flows                                                F-7
 Notes to Statutory-Basis Financial Statements                           F-8

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte & Touche LLP
April 11, 2011                  MEMBER OF
                                DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                AS OF DECEMBER 31,
                                             2010                 2009
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $9,692,232           $8,596,645
 Common and preferred stocks                   758,303            1,185,816
 Mortgage loans                                436,752              490,227
 Real estate                                    26,632               27,644
 Contract loans                                364,509              352,829
 Cash and short-term investments             1,573,473            1,582,479
 Derivatives                                   865,863              324,260
 Other invested assets                         266,361              398,313
                                        --------------       --------------
   TOTAL CASH AND INVESTED ASSETS           13,984,125           12,958,213
                                        --------------       --------------
 Investment income due and
  accrued                                      101,421              157,065
 Amounts receivable for
  reinsurance                                  129,186              707,096
 Federal income taxes recoverable              307,272                   --
 Deferred tax asset                            544,413              401,530
 Receivables from parent,
  subsidiaries and affiliates                   26,596               20,453
 Other assets                                  113,920               82,951
 Separate Account assets                    58,419,988           59,079,204
                                        --------------       --------------
            TOTAL ADMITTED ASSETS          $73,626,921          $73,406,512
                                        --------------       --------------
LIABILITIES
 Aggregate reserves future
  benefits                                  $8,789,732           $8,133,755
 Liability for deposit type
  contracts                                     67,566               70,613
 Policy and contract claim
  liabilities                                   41,643               33,983
 Asset valuation reserve                        16,559               25,564
 Interest Maintenance Reserve                   43,796                   --
 Payable to parent, subsidiaries
  or affiliates                                 45,866               46,166
 Accrued expense allowances and
  other amounts
  Due from Separate Account                 (1,301,618)          (1,612,929)
  Federal income tax due or
   accrued                                          --               97,107
 Funds held under reinsurance
  treaties with unauthorized
  reinsurers                                 1,999,769            2,154,318
 Collateral on derivatives                     714,454              243,255
 Other liabilities                             726,627            1,049,875
 Separate Account liabilities               58,419,988           59,079,204
                                        --------------       --------------
                TOTAL LIABILITIES           69,564,382           69,320,911
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares
  authorized, 2,000 shares issued
  and outstanding                                2,500                2,500
 Aggregate write-ins for other
  than special surplus funds                   182,105              189,963
 Gross paid-in and contributed
  surplus                                    2,890,696            2,889,208
 Aggregate write-ins for special
  surplus funds                                181,471              266,358
 Unassigned funds                              805,767              737,572
                                        --------------       --------------
        TOTAL CAPITAL AND SURPLUS            4,062,539            4,085,601
                                        --------------       --------------
   TOTAL LIABILITIES, CAPITAL AND
                          SURPLUS          $73,626,921          $73,406,512
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                    $1,110,040         $(55,103,285)          $9,352,507
 Net investment income                                                     651,852              507,049              376,034
 Commissions and expense allowances on reinsurance ceded                    90,334              210,712              229,723
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Fee income                                                              1,452,299            1,345,461            1,602,040
 Other revenues                                                             26,437                9,945               71,925
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES      (3,014,653)           3,522,924           11,614,068
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                                696,946              617,438              648,881
 Disability and other benefits                                               9,295                9,760                9,181
 Surrenders and other fund withdrawals                                     283,346            5,401,796            9,965,053
 Commissions                                                               509,399              540,146              834,850
 Increase (decrease) in aggregate reserves for life and accident
  and health policies                                                      648,536           (2,639,943)           4,809,456
 General insurance expenses                                                367,575              398,688              448,657
 Net transfers from Separate Account                                    (6,144,421)          (3,807,521)          (1,671,681)
 Modified coinsurance adjustment on reinsurance assumed                   (236,816)            (227,647)            (339,634)
 Other expenses                                                            148,320              104,817               99,317
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES      (3,717,820)             397,534           14,804,080
                                                                    --------------       --------------       --------------
 Net gain (loss) from operations before federal income tax expense         703,167            3,125,390           (3,190,012)
 Federal income tax (benefit) expense                                      (65,495)             446,708             (245,745)
                                                                    --------------       --------------       --------------
                                   NET GAIN (LOSS) FROM OPERATIONS         768,662            2,678,682           (2,944,267)
                                                                    --------------       --------------       --------------
 Net realized capital (losses) gains, after tax                           (688,718)            (270,071)             961,162
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)         $79,944           $2,408,611          $(1,983,105)
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2010                2009                2008
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, beginning and end of year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Balance, beginning of year                                                2,889,208           1,692,530           1,483,869
 Capital contribution                                                          1,488           1,196,678             208,661
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,890,696           2,889,208           1,692,530
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  189,963             497,354             194,430
 (Loss) gain on inforce reinsurance                                           (7,858)             (7,777)              3,310
 Permitted practice DTA                                                           --            (299,614)            299,614
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        182,105             189,963             497,354
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  266,358                  --                  --
 Change to additional admitted deferred tax asset                            (84,887)            266,358                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        181,471             266,358                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, beginning of year                                                  737,572             (14,526)            875,789
 Net income (loss)                                                            79,944           2,408,611          (1,983,105)
 Change in net unrealized capital (losses) gains on common stocks and
  other invested assets                                                     (342,230)         (1,127,255)            731,679
 Change in net unrealized foreign exchange capital gains (losses)            151,724              31,071             (34,794)
 Change in net deferred income tax                                            47,041            (424,460)            669,251
 Change in asset valuation reserve                                             9,005             (19,560)             40,851
 Change in non-admitted assets                                               211,753            (405,548)           (182,691)
 Change in reserve on account of change in valuation basis                        --                  --              23,935
 Cumulative effect of change in accounting principles                             --              (5,644)                 --
 Change in liability for reinsurance in unauthorized companies                 4,737              (4,731)                559
 Cumulative effect of permitted practice DTA                                      --             299,614                  --
 Dividends to stockholder                                                    (72,000)                 --            (156,000)
 Correction of prior year error                                              (21,779)                 --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        805,767             737,572             (14,526)
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 Balance, end of year                                                     $4,062,539          $4,085,601          $2,177,858
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                                    $1,167,275         $(55,110,502)          $9,351,978
 Net investment income                                                     763,046              492,876              408,199
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Miscellaneous income                                                    1,553,382            1,567,209            1,904,094
                                                                    --------------       --------------       --------------
  Total income                                                          (2,861,912)           3,502,625           11,646,110
                                                                    --------------       --------------       --------------
 Benefits paid                                                             549,412            6,195,957           10,733,727
 Federal income tax payments (recoveries)                                  363,856              174,428              (96,263)
 Net transfers from separate accounts                                   (6,455,732)          (3,836,677)          (1,671,681)
 Other expenses (benefits)                                                 327,669            2,346,022           (2,295,760)
                                                                    --------------       --------------       --------------
  Total benefits and expenses                                           (5,214,795)           4,879,730            6,670,023
                                                                    --------------       --------------       --------------
                         NET CASH PROVIDED BY OPERATING ACTIVITIES       2,352,883           (1,377,105)           4,976,087
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                                   5,961,462            7,400,338              779,818
 Common and preferred stocks                                               133,591                6,812               38,676
 Mortgage loans                                                             82,742              124,749               17,014
 Derivatives and other                                                     600,108            1,657,337              878,786
                                                                    --------------       --------------       --------------
  Total investment proceeds                                              6,777,903            9,189,236            1,714,294
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   6,988,481            7,675,090            3,706,708
 Common and preferred stocks                                                51,046            1,824,388               19,943
 Mortgage loans                                                             33,125               51,678              278,706
 Real estate                                                                   107                   --                   --
 Derivatives and other                                                   1,755,491              297,106            1,529,747
                                                                    --------------       --------------       --------------
  Total investments acquired                                             8,828,250            9,848,262            5,535,104
                                                                    --------------       --------------       --------------
 Net increase (decrease) in contract loans                                  11,680               (2,091)              11,147
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES      (2,062,027)            (656,935)          (3,831,957)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                           --              486,062              208,661
 Dividends to stockholder                                                  (72,000)                  --             (156,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                              (154,549)           1,140,679            1,013,639
 Net other cash (used) provided                                            (73,313)            (336,375)            (449,560)
                                                                    --------------       --------------       --------------
                     NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                          MISCELLANEOUS ACTIVITIES        (299,862)           1,290,366              616,740
                                                                    --------------       --------------       --------------
 Net increase in cash and short-term investments                            (9,006)            (743,674)           1,760,870
 Cash and short-term investments, beginning of year                      1,582,479            2,326,153              565,283
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,573,473           $1,582,479           $2,326,153
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from Hartford Life Insurance Company to
  settle intercompany balances related to stock compensation                 1,488                4,541                3,815
 Capital contribution of subsidiary from Hartford Life insurance
  Company                                                                       --            1,406,075                   --
 Distribution of White River Life Reinsurance Company shares to
  Hartford Life Insurance Company                                               --             (700,000)                  --
Stocks: subsidiary Hartford Life, Ltd. contributed to subsidiary
 Hartford Life International, Ltd.                                          29,472                   --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2010 AND 2009 AND 2008
(DOLLAR AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly -- owned subsidiary based in Bermuda, to Hartford Life International, Ltd, also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2008, the Company received approval from the Department to utilize a permitted practice to modify the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain its risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                             2010                2009                 2008
                                                                         -------------       -------------       --------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                                  $79,944           $2408,611          $(1,983,105)
State prescribed practice:
Reinsurance reserve credit                                                       3,087             153,169             (142,389)
                                                                         -------------       -------------       --------------
                                            NET INCOME (LOSS), NAIC SAP        $83,031          $2,561,780          $(2,125,494)
                                                                         -------------       -------------       --------------
Statutory capital and surplus, State of Connecticut Basis                   $4,062,539          $4,085,601           $2,177,858
State permitted and prescribed practice:
Reinsurance reserve credit -- prescribed practice                             (234,315)           (237,402)            (390,571)
Deferred income taxes -- permitted practice                                         --                  --             (299,614)
                                                                         -------------       -------------       --------------
                                STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $3,828,224          $3,848,199           $1,487,673
                                                                         -------------       -------------       --------------

The Company does not follow any other permitted or prescribed statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments, valuation of derivatives and contingencies relating to corporate litigation and regulatory matters Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed and permitted by the Department are different in certain material respects from accounting principles generally accepted in the Unites States of America ("GAAP"). The more significant differences are:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred for statutory purposes rather than amortized to income as premiums are earned or in relation to gross profits of the underlying policies for GAAP purposes.

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 6 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a

     GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised ( Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of stockholder's equity,

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the statutory-basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory-basis results of operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of stockholder equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, GAAP basis net income (loss) and stockholder's equity for the Company are as follows:

                                 2010          2009               2008
--------------------------------------------------------------------------------
Net income (loss)                $490,291     $(520,467)        $(2,431,996)
Stockholder's equity            3,928,046     3,562,235           1,543,717

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

As of December 31, 2010 and 2009, the Company had $16,735,685 and $15,982,557
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2010 and 2009 totaled $75,161 and $70,973, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2010 (including general and Separate Account liabilities) are as follows:

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal with
 fair value adjustment
 In a lump sum reflecting changes in              $1,748,888           3.01  %
  interest rates or asset values
 In installments over 5 years or more, with
  or w/o reduction in interest rates
  At book value less current surrender               385,881           0.67  %
   charge of 5% or more
  At fair value                                   53,269,229          91.83  %
                                              --------------       --------  ---
      TOTAL WITH ADJUSTMENT OR AT FAIR VALUE      55,403,998          95.51  %
                                              --------------       --------  ---
 At book value without adjustment (minimal
  or no charge or adjustment)
  In a lump sum without adjustment                 1,311,559           2.26  %
  Installments over less than 5 years                     --           0.00  %
  In a lump sum subject to a fixed surrender         891,217           1.54  %
   charge of less than 5%
  In a lump sum subject to surrender charge               --           0.00  %
  All others                                              --           0.00  %
  Not subject to discretionary withdrawal            404,733           0.70  %
                                              --------------       --------  ---
Total (Gross)                                     58,011,507         100.00  %
Reinsurance ceded                                    159,982
                                              --------------
                                 TOTAL (NET)     $57,851,525
                                              --------------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
 Life and Accident & Health Annual
  Statement:
  Exhibit 5, Annuities Section, Total (net)       $4,404,910
  Exhibit 5, Supplementary Contract Section,           3,987
   Total (net)
  Exhibit 7, Deposit-Type Contracts Section,          67,566
   Column 1, Line 14
                                              --------------
                                    SUBTOTAL       4,476,463
 Separate Account Annual Statement:
  Exhibit 3, Column 2, Total line                 53,375,062
  Exhibit 3, Column 2, Total line                         --
  Policyholder dividend and coupon                        --
   accumulations
  Policyholder premiums                                   --
  Guaranteed interest contracts                           --
  Other contract deposit funds, Exhibit 4,                --
   Line 9
                                              --------------
                                    SUBTOTAL      53,375,062
                                              --------------
                              COMBINED TOTAL     $57,851,525
                                              --------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,559 and $25,564 as of December 31, 2010 and 2009, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2010 and 2009 were $43,796, and $(9,037) respectively. The 2010 IMR balance was included as a component of other liabilities on the Statement of Admitted Assets, Liabilities and Surplus. The 2009 IMR balance was an asset balance and was reflected as a component of nonadmitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains and (losses) captured in the IMR, net of taxes, in 2010, 2009, and 2008 were $67,930, $(3,242) and $(3,339), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2010, 2009, and 2008 included in the Company's Statements of Operations, was $15,097, $(1,370) and $(484), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 -- Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $16,192, $110,124 and $92,544 for the years ended December 31, 2010, 2009 and 2008, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $0, $16,593 and $20,786 for the years ended December 31, 2010, 2009 and 2008, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2010, 2009 and 2008, the Company had impaired mortgage loans with a related allowance for credit losses of $2,561, $42,212 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut Insurance Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, and updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2010 and 2009 was an increase of $181,471 and $266,358, respectively, in net admitted deferred tax assets with a corresponding increase of $181,471 and $266,358 in surplus in aggregate write-ins for special surplus funds which is included in the Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2010 and 2009, respectively. (See Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investments. The implementation of SSAP No. 43 --Revised negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377 in 2009.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                             2010        2009        2008
--------------------------------------------------------------------------------
Interest income from bonds and              $469,730    $440,304    $343,501
 short-term investments
Interest income from contract loans           20,360      22,025      22,535
Interest income from mortgage loans           27,189      31,264      26,596
Interest and dividends from other            150,668      21,271      (9,818)
 investments
                                          ----------  ----------  ----------
Gross investment income                      667,947     514,864     382,814
Less: investment expenses                     16,095       7,815       6,780
                                          ----------  ----------  ----------
                   NET INVESTMENT INCOME    $651,852    $507,049    $376,034
                                          ----------  ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $442,646         $258,827          $89,940
Gross unrealized capital
 losses                           (195,775)        (400,588)        (981,592)
                               -----------      -----------      -----------
Net unrealized capital gains
 (losses)                          246,871         (141,761)        (891,652)
Balance, beginning of year        (141,761)        (891,652)         (65,887)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL GAINS (LOSSES) ON
         BONDS AND SHORT TERM
                  INVESTMENTS     $388,632         $749,891        $(825,765)
                               -----------      -----------      -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                              $2,105          $32,641             $245
Gross unrealized capital
 losses                           (337,773)         (49,799)        (157,708)
                               -----------      -----------      -----------
Net unrealized capital losses     (335,668)         (17,158)        (157,463)
Balance, beginning of year         (17,158)        (157,463)         (54,290)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL (LOSSES) GAINS ON
  COMMON STOCKS AND PREFERRED
                       STOCKS    $(318,510)        $140,305        $(103,173)
                               -----------      -----------      -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $57,289        $(102,510)       $(103,639)
Common stocks                           10             (611)            (784)
Preferred stocks                        --          (12,733)         (27,428)
Mortgage loans                     (43,549)          (5,911)            (733)
Derivatives                       (614,797)        (148,011)         988,040
Other invested assets                5,232           (4,599)         108,578
Realized capital (losses)
 gains                            (595,815)        (274,375)         964,034
Capital gains tax (benefit)         24,973           (1,062)            (467)
Net realized capital (losses)
 gains, after tax                 (620,788)        (273,313)         964,501
Less: amounts transferred to
 IMR                                67,930           (3,242)           3,339
                               -----------      -----------      -----------
NET REALIZED CAPITAL (LOSSES)
             GAINS, AFTER TAX    $(688,718)       $(270,071)        $961,162
                               -----------      -----------      -----------

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,758,918, $8,402,279 and $1,083,622, gross realized capital gains of $113,537, $126,993 and $13,331, and gross realized capital losses of $40,731, $119,379 and $29,008 respectively, before transfers to the IMR.

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated common and preferred stocks resulted in proceeds of $10, $6,812 and $18,884, gross realized capital gains of $10, $2,737 and $11, and gross realized capital losses of $0, $76 and $7,437, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut Insurance Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2010 and 2009, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2010 and 2009 were $39,112,849 and $28,636,756, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2010 and 2009 was $988,931 and $113,244, respectively. As of December 31, 2010 and 2009 the average fair value for derivatives held for other investment and/or risk management activities was $816,972 and $840,855, respectively. The carrying value of derivative instruments at December 31, 2010 and 2009 was $797,399 and $132,015, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately two years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2010 and 2009 interest rate swaps used in cash flow hedge relationships had a notional value of $522,000 and $605,000, respectively, a fair value of $9,793 and $(2,845), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2010 and 2009 swaps in this strategy had a notional value of $1,997,409 and $2,219,332, respectively, a fair value of $177,154 and $(19,236), respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2010 and 2009 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $72,010 and $80,908, respectively, a fair value of $13,187 and $9,837, respectively, and a carrying value of $8,724 and $6,527, respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2010 of $20,500, a fair value of $465, and a carrying value of $343. As of December 31, 2009 the Company did not have any swaps used in replication transactions.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2010 and 2009 interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $54,077, a fair value of $84 and $688, respectively, and a carrying value of $84 and $688, respectively. For the year ended December 31, 2010 there were no realized gains and losses on interest rate caps. For the years ended December 31, 2009 and 2008 derivative contracts in this strategy reported losses of $(230) and $(5,450), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2010 and 2009 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $378,214 and $304,963, respectively, a fair value of $(1,725) and $(6,316), respectively, and a carrying value of $(1,725) and $(6,316), respectively. For the years ended December 31, 2010, 2009 and 2008 credit default swaps reported a gain of $1,329, $802 and $20,185, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009 credit default swaps in offsetting relationships had a notional value of $589,715 and $309,134, respectively, a fair value of $(4,120) and $(3,609), respectively, and a carrying value of $(4,120) and $(3,609), respectively. For the years ended December 31, 2010 and 2009 credit default swaps in offsetting relationships reported a loss of $(4) and a gain of $3, respectively, in realized capital gains and losses. For the year ended December 31, 2008 there were no realized gains and losses on credit default swaps in offsetting relationships.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen to U.S. dollars in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2010 and 2009 foreign currency swaps and forwards had a notional value of $1,743,275 and $2,384,822, respectively, a fair value of $63,965 and $6,900, respectively, and a carrying value of $63,965 and $6,900, respectively. For the years ended December 31, 2010, 2009 and 2008 derivative contracts in this strategy reported gains of $20,764 and $27,207 and a loss of $(773), respectively, in realized capital gains and losses.

GMWB HEDGING DERIVATIVES: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value of $11,930,602 and $9,016,065, respectively, a fair value of $384,420 and $(46,115), respectively, and a carrying value of $384,420 and $(46,115), respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported a loss of $(144,744), and gains of $75,643, and $1,006,992, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration risk between assets and liabilities. As of December 31, 2010 and 2009 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2010 interest rates swaps and futures reported a gain of $5,772 in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2010 and 2009 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(16,943) and $(11,661), respectively, and a carrying value of $(16,943) and $(11,661), respectively. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822 in realized capital gains and losses. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008 interest rate swaps in offsetting relationships reported a gain of $2,316 in realized capital gains and losses.

MACRO HEDGE PROGRAM: The Company purchases S&P 500 index swaps and options, foreign denominated equity options and forwards, as well as futures contracts to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets and changes in foreign currency rates. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value $21,580,047 and $13,436,955, respectively, a fair value of $362,651 and $185,534, respectively, and a carrying value of $362,651 and $185,534, respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported losses of $(535,737), $(228,653) and $(13,503), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. During 2010 the Company had terminated the warrant contracts. As of December 31, 2009 the warrants had a notional value of $500, a fair value of $67, and a carrying value of $67. There were no realized gains and losses during the years 2010, 2009 and 2008.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                                        WEIGHTED
                                                                                        AVERAGE
                                   NOTIONAL                           CARRYING          YEARS TO
                                  AMOUNT (2)        FAIR VALUE          VALUE           MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $142,872            $(380)           $(502)          2 years
 Below investment grade risk
  exposure                            20,866              (42)             (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           243,459            2,239            2,239           5 years
 Investment grade risk
  exposure                            70,000           (2,961)          (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                            50,000           43,400           49,880           6 years
                                   ---------          -------          -------          --------
                        TOTAL       $527,197          $42,256          $48,614
                                   ---------          -------          -------

                                            UNDERLYING REFERENCED
                                                   CREDIT
                                              OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING       OFFSETTING
                                   NOTIONAL           FAIR           CARRYING
                                  AMOUNT (3)        VALUE (3)        VALUE (3)
-----------------------------  --------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372            $(157)           $(157)
 Below investment grade risk
  exposure                           20,866           (3,077)          (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781           (1,136)          (1,136)
 Investment grade risk
  exposure                           70,000            2,961            2,961
Credit linked notes
 Below investment grade risk
  exposure                               --               --               --
                                   --------          -------          -------
                        TOTAL      $292,019          $(1,409)         $(1,409)
                                   --------          -------          -------

                            AS OF DECEMBER 31, 2009

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
                                  AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000          $(13)         $(13)          4 years
 Below investment grade risk
  exposure                           14,453          (194)         (194)          4 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           35,566         1,547         1,547           4 years
 Investment grade risk
  exposure                           70,000       (11,501)      (11,501)          8 years
                                   --------      --------      --------          --------
                        TOTAL      $155,019      $(10,161)     $(10,161)
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                             Corporate Credit                AAA
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit                 A-
 Investment grade risk
  exposure                                  CMBS Credit                AA+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
                                  AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000           $(833)          $(833)
 Below investment grade risk
  exposure                           14,453          (2,570)         (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           34,661          (1,547)         (1,547)
 Investment grade risk
  exposure                           70,000          11,501          11,501
                                   --------          ------          ------
                        TOTAL      $154,114          $6,551          $6,551
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $313,459 and $105,869 as of December 31, 2010 and 2009,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2010 and 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company had incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2010 and 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2010
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- exluding asset-backed          $811,351            $2,646           $(38,920)            $775,077
 -- Guaranteed and sponsored -- asset-backed                    842,971            19,961             (4,249)             858,683
States, municipalities and political subdivisions               184,201             1,483             (6,939)             178,745
International governments                                       104,746             5,004               (546)             109,204
All other corporate -- excluding asset-backed                 4,858,817           319,349            (39,143)           5,139,023
All other corporate -- asset-backed                           1,378,583            37,862            (94,423)           1,322,022
Hybrid securities                                                91,948                63            (11,555)              80,456
Short-term investments                                        1,377,157                --                 --            1,377,157
Affiliate bond                                                1,419,615            56,278                 --            1,475,893
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $11,069,389          $442,646          $(195,775)         $11,316,260
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                                              UNREALIZED         UNREALIZED             FAIR
                                                              COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stock -- unaffiliated                                     $5,487            $2,105                $(2)              $7,590
Common stock -- affiliated                                    1,077,880                --           (336,069)             741,811
                                                         --------------       -----------       ------------       --------------
                                    TOTAL COMMON STOCKS      $1,083,367            $2,105          $(336,071)            $749,401
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stock -- unafiliated                                   $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------
                                  TOTAL PREFERED STOCKS          $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------

                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- excluding asset-backed         $700,086            $2,209           $(19,381)            $682,914
 -- Guaranteed and sponsored -- asset-backed                    540,081            15,260             (1,083)             554,258
States, municipalities and political subdivisions                90,420               951            (10,165)              81,206
International governments                                        82,841             4,614             (1,275)              86,180
All other corporate -- excluding asset-backed                 3,933,824           210,001            (43,650)           4,100,175
All other corporate -- asset-backed                           1,636,174            25,792           (246,728)           1,415,238
Hybrid securities                                               144,409                --            (23,365)             121,044
Short-term investments                                        1,464,800                --                 --            1,464,800
Affiliate bond                                                1,468,810                --            (54,941)           1,413,869
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)          $9,919,684
                                                         --------------       -----------       ------------       --------------

                                                                               GROSS                 GROSS            ESTIMATED
                                                                            UNREALIZED             UNREALIZED           FAIR
                                                            COST               GAINS                 LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2009
Common stock -- unaffiliated                                   $5,441           $1,263                   $(17)             $6,687
Common stock -- affiliated                                  1,123,632           31,378                (49,782)          1,105,228
                                                        -------------        ---------             ----------       -------------
                                   TOTAL COMMON STOCKS     $1,129,073          $32,641               $(49,799)         $1,111,915
                                                        -------------        ---------             ----------       -------------

                                                                          GROSS                GROSS               ESTIMATED
                                                    STATEMENT           UNREALIZED           UNREALIZED              FAIR
                                                      VALUE               GAINS                LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2009
Prefered stock -- unafiliated                         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------
                       TOTAL PREFERRED STOCKS         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2010 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $1,938,947      $1,953,625
Due after one year through five years                  2,421,025       2,482,788
Due after five years through ten years                 3,997,270       4,098,886
Due after ten years                                    2,712,147       2,780,961
                                                  --------------  --------------
                                           TOTAL     $11,069,389     $11,316,260
                                                  --------------  --------------

At December 31, 2010 and 2009, securities with a statement value of $3,821 and $3,814, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 5.36% and 3.50% for loans during 2010 and the lending rate was 7.5% for the one new mortgage loan in 2009. During 2010 and 2009, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2010 and 2009, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47% and 79.23%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2010 and 2009, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2010 and 2009, there were impaired loans with a related allowance for credit losses of $2,561 and $42,212 with interest income recognized during the period the loans were impaired of $1,593 and $(64), respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2010, 2009 and 2008.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009 and 2008, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. Government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $1,232 and $135 for the years ended December 31, 2010, 2009 and 2008, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged of $260,874 and $340,474, respectively, was included in bonds, on the Statements of AdmitTed Assets, Liabilities and Surplus.

As of December 31, 2010 and 2009, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $840,946 and $269,334, respectively. At December 31, 2010 and 2009, cash collateral of $714,131 and $243,019 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in cash and short-term investments was $714,131 and $243,019 as of December 31, 2010 and 2009, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2010 and 2009. As of December 31, 2010 and 2009, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2010 and 2009.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010.

                                            LESS THAN 12 MONTHS
                                 AMORTIZED          FAIR         UNREALIZED
                                    COST           VALUE           LOSSES
-------------------------------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored         $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                      292,619         288,373         (4,246)
States, municipalities &
 political subdivisions              78,330          76,053         (2,277)
International Governments            13,533          13,371           (162)
All other corporate including
 international                    1,029,469         993,821        (35,648)
All other corporate-asset
 backed                             551,979         489,912        (62,067)
Hybrid securities                    11,530          11,410           (120)
                                 ----------      ----------      ---------
         TOTAL FIXED MATURITIES   2,415,427       2,271,987       (143,440)
Comon stock -- unaffiliated              --              --             --
Comon stock -- affiliated           832,517         634,250       (198,267)
Preferred stock -- unaffiliated       8,466           6,764         (1,702)
                                 ----------      ----------      ---------
                   TOTAL EQUITY     840,983         641,014       (199,969)
                                 ----------      ----------      ---------
               TOTAL SECURITIES  $3,256,410      $2,913,001      $(343,409)
                                 ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                     AMORTIZED            FAIR            UNREALIZED
                                       COST               VALUE             LOSSES
-------------------------------  -------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored                $ --               $ --               $ --
 -- guaranteed & sponsored --
  asset backed                             196                193                 (3)
States, municipalities &
 political subdivisions                 35,000             30,338             (4,662)
International Governments                5,000              4,616               (384)
All other corporate including
 international                          51,227             47,732             (3,495)
All other corporate-asset
 backed                                246,987            214,631            (32,356)
Hybrid securities                       78,482             67,047            (11,435)
                                     ---------          ---------          ---------
         TOTAL FIXED MATURITIES        416,892            364,557            (52,335)
Comon stock -- unaffiliated                  2                 --                 (2)
Comon stock -- affiliated              245,363            107,561           (137,802)
Preferred stock -- unaffiliated             --                 --                 --
                                     ---------          ---------          ---------
                   TOTAL EQUITY        245,365            107,561           (137,804)
                                     ---------          ---------          ---------
               TOTAL SECURITIES       $662,257           $472,118          $(190,139)
                                     ---------          ---------          ---------

                                                       TOTAL
                                     AMORTIZED          FAIR         UNREALIZED
                                        COST           VALUE           LOSSES
-------------------------------  --------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored             $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                          292,815         288,566         (4,249)
States, municipalities &
 political subdivisions                 113,330         106,391         (6,939)
International Governments                18,533          17,987           (546)
All other corporate including
 international                        1,080,696       1,041,553        (39,143)
All other corporate-asset
 backed                                 798,966         704,543        (94,423)
Hybrid securities                        90,012          78,457        (11,555)
                                     ----------      ----------      ---------
         TOTAL FIXED MATURITIES       2,832,319       2,636,544       (195,775)
Comon stock -- unaffiliated                   2              --             (2)
Comon stock -- affiliated             1,077,880         741,811       (336,069)
Preferred stock -- unaffiliated           8,466           6,764         (1,702)
                                     ----------      ----------      ---------
                   TOTAL EQUITY       1,086,348         748,575       (337,773)
                                     ----------      ----------      ---------
               TOTAL SECURITIES      $3,918,667      $3,385,119      $(533,548)
                                     ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to decline in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                                   LESS THAN 12 MONTHS
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,633          81,554         (1,079)
States, municipalities & political
 subdivisions                               27,640          26,382         (1,258)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             408,021         391,755        (16,266)
All other corporate-asset backed           683,679         578,444       (105,235)
Hybrid securities                               --              --             --
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   3,311,848       3,112,413       (199,435)
Common stock -- unaffiliated                    --              --             --
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated                 --              --             --
                                        ----------      ----------      ---------
                          TOTAL EQUITY     283,115         233,333        (49,782)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $3,594,963      $3,345,746      $(249,217)
                                        ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                    $ --            $ --           $ --
 -- guaranteed & sponsored -- asset
  backed                                       122             118             (4)
States, municipalities & political
 subdivisions                               36,135          27,228         (8,907)
International Governments                       --              --             --
All other corporate including
 international                             385,451         358,067        (27,384)
All other corporate-asset backed           603,351         461,858       (141,493)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                                  --              --             --
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   1,169,468         968,315       (201,153)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                      --              --             --
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY      53,886          43,194        (10,692)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $1,223,354      $1,011,509      $(211,845)
                                        ----------      ----------      ---------

                                                          TOTAL
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,755          81,672         (1,083)
States, municipalities & political
 subdivisions                               63,775          53,610        (10,165)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             793,472         749,822        (43,650)
All other corporate-asset backed         1,287,030       1,040,302       (246,728)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   4,481,316       4,080,728       (400,588)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY     337,001         276,527        (60,474)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $4,818,317      $4,357,255      $(461,062)
                                        ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to CMBS, asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments ("OTTI") on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43 -- Revised.

                                                   BOOK/ADJ.
                                                 CARRYING VALUE
           DATE OF                                 AMORTIZED
          FINANCIAL                               COST BEFORE       PRESENT VALUE
          STATEMENT                              CURRENT PERIOD     OF PROJECTED
        WHEN INITIALLY                                OTTI           CASH FLOWS
           REPORTED                CUSIP          (IN DOLLARS)      (IN DOLLARS)
---------------------------------------------------------------------------------
          9/30/2009                00503NAB7        $7,535,388        $1,959,990
          9/30/2009                00503NAC5           462,707           143,832
          9/30/2009                05947UHT8         3,987,817         3,981,363
          9/30/2009                059497BW6         9,725,618         9,468,201
          9/30/2009                059500BK3           324,723           301,919
          9/30/2009                07383FYN2         1,426,119         1,353,732
          9/30/2009                07388NAX4         8,656,256         6,740,942
          9/30/2009                1248MBAJ4           999,970           837,548
          9/30/2009                15188RAB8           985,186            77,012
          9/30/2009                15188RAC6           103,020            34,782
          9/30/2009                173067AJ8         1,373,631         1,082,028
          9/30/2009                22540VV33         2,653,742         2,644,326
          9/30/2009                22541NVA4         2,380,022         2,338,979
          9/30/2009                22545XBB8         2,034,495         1,474,961
          9/30/2009                36158YBE8           929,981           920,612
          9/30/2009                361849N65         1,365,928           690,903
          9/30/2009                46625MCY3           644,072           572,349
          9/30/2009                46625MKQ1         1,741,503         1,562,569
          9/30/2009                46625YJP9           787,944           729,302
          9/30/2009                46625YWE9         3,076,000         2,571,757
          9/30/2009                51804WAC4         1,081,428            30,116
          9/30/2009                51804XAU2           742,470            11,524
          9/30/2009                55312YBD3         2,224,569         1,767,229
          9/30/2009                75970JAU0            10,731             9,123
          9/30/2009                75970QAQ3           448,316           395,098
          9/30/2009                78402KAA3           769,074           135,713
          9/30/2009                78402KAB1           135,046            36,892
          9/30/2009                92978TBU4         5,534,393         3,809,262
          9/30/2009                93364LAD0         7,945,532         5,903,490
          12/31/2009               12669RAC1           999,360           351,328
          12/31/2009               23243NAF5         8,660,779         4,126,189
          12/31/2009               46627QBD9         1,806,424         1,169,582
          12/31/2009               75970JAU0             7,970               344
          12/31/2009               75970QAP5           307,481           137,383
          12/31/2009               75970QAQ3           319,219           158,497
          3/31/2010                00503NAB7         1,693,311         1,186,748
          3/31/2010                46627QBD9         1,160,155         1,142,892
          6/30/2010                00503NAB7         1,050,813           497,908
          6/30/2010                22541NNJ4         5,519,877         4,981,232
          6/30/2010                51804XAU2             5,042                --
          9/30/2010                00503NAB7           339,385                --
          12/31/2010               00503NAC5           112,678                --
          12/31/2010               46627QBD9         1,113,437         1,052,711
                                                  ------------      ------------
                                       TOTAL       $93,181,612       $66,390,368
                                                  ------------      ------------


           DATE OF
          FINANCIAL                                 AMORTIZED        FAIR
          STATEMENT              RECOGNIZED         COST AFTER     VALUE AT
        WHEN INITIALLY              OTTI               OTTI      TIME OF OTTI
           REPORTED             (IN DOLLARS)       (IN DOLLARS)  (IN DOLLARS)
------------------------------  ---------------------------------------------
          9/30/2009               $(5,575,398)       $1,959,990      $607,018
          9/30/2009                  (318,875)          143,832       605,000
          9/30/2009                    (6,454)        3,981,363     3,980,969
          9/30/2009                  (257,417)        9,468,201     8,381,882
          9/30/2009                   (22,804)          301,919       279,440
          9/30/2009                   (72,387)        1,353,732     1,587,169
          9/30/2009                (1,915,314)        6,740,942     6,301,194
          9/30/2009                  (162,422)          837,548       393,426
          9/30/2009                  (908,174)           77,012       251,926
          9/30/2009                   (68,238)           34,782       111,797
          9/30/2009                  (291,603)        1,082,028     1,532,755
          9/30/2009                    (9,416)        2,644,326     2,502,017
          9/30/2009                   (41,043)        2,338,979     2,347,354
          9/30/2009                  (559,534)        1,474,961     1,358,469
          9/30/2009                    (9,369)          920,612       866,016
          9/30/2009                  (675,025)          690,903       946,149
          9/30/2009                   (71,723)          572,349       526,565
          9/30/2009                  (178,934)        1,562,569     1,521,277
          9/30/2009                   (58,642)          729,302       741,670
          9/30/2009                  (504,243)        2,571,757     3,146,164
          9/30/2009                (1,051,312)           30,116        86,608
          9/30/2009                  (730,946)           11,524        36,450
          9/30/2009                  (457,340)        1,767,229     1,494,736
          9/30/2009                    (1,608)            9,123         1,859
          9/30/2009                   (53,218)          395,098       173,005
          9/30/2009                  (633,361)          135,713       135,000
          9/30/2009                   (98,154)           36,892        45,000
          9/30/2009                (1,725,131)        3,809,262     4,213,330
          9/30/2009                (2,042,042)        5,903,490     2,400,000
          12/31/2009                 (648,032)          351,328       351,285
          12/31/2009               (4,534,590)        4,126,189     2,820,805
          12/31/2009                 (636,842)        1,169,582     1,055,039
          12/31/2009                   (7,626)              344           169
          12/31/2009                 (170,098)          137,383       140,425
          12/31/2009                 (160,722)          158,497       153,320
          3/31/2010                  (506,563)        1,186,748       364,211
          3/31/2010                   (17,263)        1,142,892     1,142,892
          6/30/2010                  (552,905)          497,908       333,860
          6/30/2010                  (538,645)        4,981,232     4,846,253
          6/30/2010                    (5,042)               --            --
          9/30/2010                  (339,385)               --            --
          12/31/2010                 (112,678)               --            --
          12/31/2010                  (60,726)        1,052,711     1,613,441
                                -------------      ------------  ------------
                                 $(26,791,244)      $66,390,368   $59,395,945
                                -------------      ------------  ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
           Company has the ability to access at the measurement date. Level 1 securities include open- ended mutual funds reported in Separate Account assets.
Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Included in the Level 2 category are derivative instruments that have no significant unobservable market inputs.
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
           (including assumptions about risk). Level 3 securities include less liquid securities such as lower quality asset-backed securities. Also included in Level 3 are certain complex derivative securities, including a customized GMWB hedging derivative. Because Level 3 fair values, by their nature, contain one or more significant unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and liabilities carried at fair value by hierarchy level.

                                                                   QUOTED PRICES
                                                                     IN ACTIVE              SIGNIFICANT            SIGNIFICANT
                                                                    MARKETS FOR             OBSERVABLE            UNOBSERVABLE
                                                                 IDENTICAL ASSEDECEMBER 31, 2010PUTS                 INPUTS
                                                  TOTAL              (LEVEL 1)               (LEVEL 2)              (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed                   $644                 $ --                   $ --                   $644
Common Stocks                                        7,589                7,585                     --                      4
                                               -----------          -----------              ---------              ---------
                       TOTAL BONDS AND STOCKS        8,233                7,585                     --                    648
Derivative assets
Credit derivatives                                  (6,867)                  --                 (6,832)                   (35)
Foreign exchange derivatives                        78,416                   --                 78,416                     --
Interest rate derivatives                          (11,257)                  --                (11,342)                    85
Variable annuity hedging derivatives and
 macro hedge program                               805,570                   --                117,524                688,046
                                               -----------          -----------              ---------              ---------
                      TOTAL DERIVATIVE ASSETS      865,862                   --                177,766                688,096
Separate Account assets (1)                     58,399,199           58,399,199
                                               -----------          -----------
     TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE  $59,273,294          $58,406,784               $177,766               $688,744
                                               -----------          -----------              ---------              ---------
Liabilities accounted for at fair value
Derivative liabilities
Credit derivatives                                  $1,365                 $ --                   $129                 $1,236
Foreign exchange derivatives                        (5,727)                  --                 (5,727)                    --
Interest rate derivatives                           (5,602)                  --                 (5,602)                    --
Variable annuity hedging derivatives and
 macro hedge program                               (58,499)                  --                (81,298)                22,799
                                               -----------          -----------              ---------              ---------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE     $(68,463)                $ --               $(92,498)               $24,035
                                               -----------          -----------              ---------              ---------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums. The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2010, 97% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. The Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The table below provides a fair value roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

                                                        TOTAL REALIZED/UNREALIZED
                                    FAIR VALUE         GAINS (LOSSES) INCLUDED IN:
                                  AS OF JAN. 1,           NET
ASSET (LIABILITY)                      2010            INCOME (1)          SURPLUS
-----------------------------------------------------------------------------------------
ASSETS
All other corporate --                    $223             $(9)                $(341)
 asset-backed
Preferred Stocks                           405              --                    --
Common Stocks                                4              --                    --
                                    ----------            ----            ----------
       TOTAL BONDS AND STOCKS            $ 632            $ (9)               $ (341)
Derivatives
 Credit derivatives                         --              --                 1,079
 Interest rate derivatives                 688              --                  (603)
  Variable annuity hedging             326,145              --              (362,519)
   derivatives and macro
   hedge program
                                    ----------            ----            ----------
        TOTAL DERIVATIVES (3)         $326,833            $ --             $(362,043)
                                    ----------            ----            ----------

                                    PURCHASES,                                               FAIR VALUE
                                    ISSUANCES           TRANSFERS        TRANSFERS             AS OF
                                       AND                IN TO            OUT OF           DECEMBER 31,
ASSET (LIABILITY)                  SETTLEMENTS         LEVEL 3 (2)      LEVEL 3 (2)             2010
-----------------------------  -----------------------------------------------------------------------------
ASSETS
All other corporate --                    $408             $381              $(18)                 $644
 asset-backed
Preferred Stocks                          (162)              --              (243)                   --
Common Stocks                               --               --                --                     4
                                    ----------            -----            ------            ----------
       TOTAL BONDS AND STOCKS            $ 246            $ 381            $ (261)                $ 648
Derivatives
 Credit derivatives                        122               --                --                 1,201
 Interest rate derivatives                  --               --                --                    85
  Variable annuity hedging             747,219               --                --               710,845
   derivatives and macro
   hedge program
                                    ----------            -----            ------            ----------
        TOTAL DERIVATIVES (3)         $747,341             $ --              $ --              $712,131
                                    ----------            -----            ------            ----------

(1) All amounts in these columns are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

The following fair value measurement information as of December 31, 2009 is based on disclosure guidance developed by the NAIC/AICPA Task Force prior to the finalization of SSAP No. 100 (Fair Value Measurements).

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The following tables provide information as of December 31, 2009 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                        QUOTED PRICES
                                                          IN ACTIVE
                                                         MARKETS FOR                SIGNIFICANT               SIGNIFICANT
                                                          IDENTICAL                  OBSERVABLE              UNOBSERVABLE
                                                            ASSETS    DECEMBER 31, 2009INPUTS                   INPUTS
                                    TOTAL                 (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE
All other corporate --
 asset-backed                             $ --                    $ --                      $ --                     $ --
Common Stocks                            6,687                   6,683                        --                        4
                                --------------          --------------              ------------              -----------
        TOTAL BONDS AND STOCKS           6,687                   6,683                        --                        4
Derivative assets
GMWB hedging instruments               140,611                      --                        --                  140,611
Macro hedge program                    177,739                      --                    16,038                  161,701
Other derivative assets                 (2,339)                     --                   (12,981)                  10,642
                                --------------          --------------              ------------              -----------
       TOTAL DERIVATIVE ASSETS         316,011                      --                     3,057                  312,954
Separate Account assets (1)         59,063,044              59,063,044                        --                       --
                                --------------          --------------              ------------              -----------
 TOTAL ASSETS ACCOUNTED FOR AT
                    FAIR VALUE     $59,385,742             $59,069,727                    $3,057                 $312,958
                                --------------          --------------              ------------              -----------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE
Derivative liabilities
GMWB hedging instruments             $(186,725)                   $ --                 $(186,725)                    $ --
Macro hedge program                     21,139                      --                    (2,694)                  23,833
Other derivative liabilities           (24,938)                     --                   (14,984)                  (9,954)
                                --------------          --------------              ------------              -----------
   TOTAL LIABILITIES ACCOUNTED
             FOR AT FAIR VALUE       $(190,524)                   $ --                 $(204,403)                 $13,879
                                --------------          --------------              ------------              -----------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The table below provides a fair value rollforward for the year ending December 31, 2009 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                       COMMON         GMWB HEDGING          MACRO HEDGE             OTHER
                                       STOCK          INSTRUMENTS             PROGRAM            DERIVATIVES        TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09                      $4            $1,577,937              $134,852               $655         $1,713,48
                                        ----          ------------          ------------          ---------      ------------
Realized/unrealized gains (losses)
 included in:
 Net income                               --                    --                    --                 --                --
 Unrealized gains and losses              --              (493,111)             (240,114)               241          (732,984)
 Purchases, issuances, and
  settlements                             --              (944,215)              290,796               (208)         (653,627)
Transfers in (out) of Level 3             --                    --                    --                 --                --
                                        ----          ------------          ------------          ---------      ------------
Fair value at 12/31/09                     4               140,611               185,534                688           326,837
                                        ----          ------------          ------------          ---------      ------------
 TOTAL GAINS AND (LOSSES) INCLUDED
         IN INCOME ATTRIBUTABLE TO
 INSTRUMENTS HELD AT THE REPORTING
                              DATE      $ --             $(249,433)            $(192,831)           $(1,278)        $(443,542)
                                        ----          ------------          ------------          ---------      ------------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of Separate Account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS AS OF DECEMBER 31, 2009

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009:

                                                          AS OF DECEMBER 31, 2009
                                               QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                   $ --                               $12
Preferred Stock                  5,390                     --                             4,985

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT
                                  UNOBSERVABLE INPUTS              TOTAL GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                     $223                        $(5,189)
Preferred Stock                            405                        (16,058)

Bonds include those securities that are ineligible to be carried at amortized cost by the Securities Valuation Office ("SVO") and have a fair value that is less than amortized cost as of December 31, 2009. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market. The following table presents carrying amounts and fair values of the Company's financial instruments as of December 31, 2010 and December 31, 2009.

                                                              2010                                      2009
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
                                                   VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $11,069,389           11,316,260          $10,061,445            9,919,684
 Preferred stocks                                       8,902                7,200               73,901               67,721
 Common stocks                                        749,401              749,401            1,111,915            1,111,915
 Mortgage loans                                       436,752              446,075              490,227              446,456
 Derivative related assets (1)                        865,862              870,447              324,260              326,218
 Contract loans                                       364,509              360,979              352,829              352,829
 Separate Account assets                           58,399,199           58,399,199           59,063,044           59,063,044
Liabilities
 Liability for deposit type contracts                $(67,566)            $(67,566)            $(70,613)            $(70,613)
 Derivative related liabilities (1)                   (68,463)             (68,463)            (192,245)            (190,893)
 Separate Account liabilities                     (58,399,199)         (58,399,199)         (59,063,044)         (59,063,044)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2010 and 2009, with a fair value asset position of $856,795 and $316,011, respectively, and a liability position of $(68,463) and $(190,524), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2010 and 2009. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2010 and 2009, of $186,947 and $(22,081), respectively.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of liability for deposit type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

5. INCOME TAXES

A. The Components of the Net Deferred Tax Asset/(Liability) at period end and the change in those components are as follows:

1.

                                                2010
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax
 Assets (DTA)               $1,123,942          $156,549         $1,280,491
Statutory Valuation
 Allowance                          --                --                 --
                          ------------       -----------       ------------
Adjusted Gross Deferred
 Tax Assets                  1,123,942           156,549          1,280,491
Gross Deferred Tax
 Liabilities (DTL)            (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test            $658,652          $156,549           $815,201
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.a.
 Carryback Period                 $ --              $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one
 year                          450,572            10,219            460,791
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                      --                --            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                 352,723            10,219            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                 465,290                --            465,290
                          ------------       -----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period
                                    --                --                 --
Paragraph 10.e.ii.a.
 Additional DTA's
 Realized within three
 years                         205,146                --            205,146
Paragraph
 10.e.ii.b.Additional
 15% Surplus Limitation
 (see Note A below)                 --                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a.
 or b.)                        181,471                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset
 against DTL's                      --                --                 --
                          ------------       -----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b,
 c, ei, eii and eiii
 above)                        999,484            10,219          1,009,703
Deferred Tax Liability        (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Admitted Deferred
 Tax Asset/(Liability)        $534,194           $10,219           $544,413
                          ------------       -----------       ------------
Non-admitted Deferred
 Tax Asset                    $124,458          $146,330           $270,788
                          ------------       -----------       ------------

                                                 2009
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                         $914,270         $121,481         $1,035,751
Statutory Valuation
 Allowance                           --               --                 --
                            -----------       ----------       ------------
Adjusted Gross Deferred
 Tax Assets                     914,270          121,481          1,035,751
Gross Deferred Tax
 Liabilities (DTL)             (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test             $653,629         $121,481           $775,110
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                            $ --             $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one year       129,174            5,998            135,172
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                       --               --            464,467
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                  129,174            5,998            135,172
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                  260,641               --            260,641
                            -----------       ----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period                              --               --                 --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years             266,358               --            266,358
Paragraph
 10.e.ii.b.Additional 15%
 Surplus Limitation (see
 Note A below)                       --               --            561,528
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a. or
 b.)                            266,358               --            266,358
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset against
 DTL's                               --               --                 --
                            -----------       ----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b, c,
 ei, eii and eiii above)        656,173            5,998            662,171
Deferred Tax Liability         (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Admitted Deferred Tax
Asset/(Liability)              $395,532           $5,998           $401,530
                            -----------       ----------       ------------
Non-admitted Deferred Tax
 Asset                         $258,097         $115,483           $373,580
                            -----------       ----------       ------------

                                           CHANGE DURING 2010
                              ORDINARY           CAPITAL           TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                           $209,672         $35,068          $244,740
Statutory Valuation
 Allowance                             --              --                --
                              -----------       ---------       -----------
Adjusted Gross Deferred Tax
 Assets                           209,672          35,068           244,740
Gross Deferred Tax
 Liabilities (DTL)               (204,649)             --          (204,649)
                              -----------       ---------       -----------
Net Deferred Tax Asset
Before Admissibility Test          $5,023         $35,068           $40,091
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                              $ --            $ --              $ --
Paragraph 10.b.i. DTA's
 Realized within one year         321,398           4,221           325,619
Paragraph 10.b.ii. 10%
 Surplus Limitation (See
 Note A below)                         --              --          (101,525)
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.b.                  223,549           4,221           227,770
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                    204,649              --           204,649
                              -----------       ---------       -----------
Paragraph 10.e.i. Additional
 Carryback period
                                       --              --                --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years               (61,212)             --           (61,212)
Paragraph 10.e.ii.b.
 Additional 15% Surplus
 Limitation (See Note A
 below)                                --              --          (380,057)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.ii.            (84,887)             --           (84,887)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.iii.
 Offset against DTL's                  --              --                --
                              -----------       ---------       -----------
Admitted Deferred Tax Asset
 (sum of 10a, b, c, ei, eii
 and eiii above)                  343,311           4,221           347,532
Deferred Tax Liability           (204,649)             --          (204,649)
                              -----------       ---------       -----------
Change in Net Admitted
Deferred Tax
Asset/(Liability)                $138,662          $4,221          $142,883
                              -----------       ---------       -----------
Change in Non-admitted
 Deferred Tax Asset             $(133,639)        $30,847         $(102,792)
                              -----------       ---------       -----------

Note A -- Not applicable by component, only in total.

2. The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ending December 31, 2010.

3. The availability of tax-planning strategies resulted in an increase of the Company's adjusted gross DeferRed Tax Assets by approximately 0% of which approximately 0% and 0% was capital and ordinary for tax purposes, respectively. Available tax planning strategies increased the Company's net admitted deferred tax assets by approximately 14% of which approximately 2% and 12% was capital and ordinary for tax purposes, respectively.

4.   Risk Based Capital Level

                                                 WITH
                               PARAGRAPHS      PARAGRAPH
                                10.A.-C.         10.E.           DIFFERENCE
--------------------------------------------------------------------------------
Admitted Deferred Tax Assets       $362,942       $544,413         $181,471
Admitted Assets                  73,445,450     73,626,921          181,471
Statutory Surplus                 3,881,068      4,062,539          181,471
Total Adjusted Capital            3,898,066      4,079,537          181,471
Authorized Control Level
 used in 10.d.                      164,366        168,903            4,537

B.  Deferred Tax Liabilities are not recognized for the following amounts:

      Not applicable

C. The Components of Current Income Tax Expense are as follows:

                              2010              2009               2008
--------------------------------------------------------------------------------
Federal Taxes Before
 Capital Gains, NOL, and
 AMT                          $266,874          $611,746          $(479,071)
Foreign Taxes                  (33,836)               --                 --
NOL
 Limitation/(Utilization)      (91,112)         (219,123)           230,834
Alternative Minimum Tax          2,399                --             (6,233)
Prior Period Adjustments
 and Other                    (209,820)           54,085              8,725
                           -----------       -----------       ------------
    TOTAL CURRENT FEDERAL
    INCOME TAXES INCURRED     $(65,495)         $446,708          $(245,745)
                           -----------       -----------       ------------

The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                  2010              2009             CHANGE
--------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 ORDINARY ASSETS
  Reserves                                         $397,746         $338,545           $59,201
  Tax Deferred Acquisition Costs                    274,393          289,234           (14,841)
  Employee Benefits                                   6,407            4,544             1,863
  Bonds and Other Investments                       241,902           11,245           230,657
  Unrealized Ordinary Gains/(Losses)                 33,547           73,229           (39,682)
  Minimum Tax Credit/Foreign Tax Credits            156,094          165,638            (9,544)
  Other                                              13,853           31,835           (17,982)
                                              -------------      -----------       -----------
    SUBTOTAL GROSS ORDINARY DEFERRED TAX
                                   ASSET          1,123,942          914,270           209,672
 Adjustments to Gross Ordinary Deferred
  Tax Assets                                             --               --                --
                                              -------------      -----------       -----------
  TOTAL ADJUSTED GROSS ORDINARY DEFERRED
                              TAX ASSETS         $1,123,942         $914,270          $209,672
                                              -------------      -----------       -----------
 Non-admitted Ordinary Deferred Tax
  Assets                                           $124,458         $258,097         $(133,639)
                                              -------------      -----------       -----------
 Admitted Ordinary Deferred Tax Assets             $999,484         $656,173          $343,311
                                              -------------      -----------       -----------
 CAPITAL ASSETS
  Bonds and Other Investments                      $108,023         $106,353            $1,670
  Unrealized Gains/(Losses)                          48,526           15,128            33,398
                                              -------------      -----------       -----------
     SUBTOTAL GROSS CAPITAL DEFERRED TAX
                                   ASSET            156,549          121,481            35,068
 Adjustments to Gross Capital Deferred
  Tax Assets                                             --               --                --
   TOTAL ADJUSTED GROSS CAPITAL DEFERRED
                              TAX ASSETS          $ 156,549        $ 121,481          $ 35,068
 Nonadmitted Capital Deferred Tax Assets           $146,330         $115,483           $30,847
                                              -------------      -----------       -----------
 Admitted Capital Deferred Tax Assets               $10,219           $5,998            $4,221
                                              -------------      -----------       -----------
      TOTAL ADMITTED DEFERRED TAX ASSETS         $1,009,703         $662,171          $347,532
                                              -------------      -----------       -----------

                                              2010               2009              CHANGE
------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
 ORDINARY LIABILITIES
  Bonds and Other Investments                 $(242,823)         $(162,543)         $(80,280)
  Employee Benefits                              (2,094)            (2,380)              286
  Deferred and Uncollected                      (23,194)           (24,376)            1,182
  Reserves                                     (176,330)           (65,192)         (111,138)
  Other                                         (20,849)            (6,150)          (14,699)
                                          -------------      -------------      ------------
       TOTAL GROSS ORDINARY DEFERRED TAX
                             LIABILITIES      $(465,290)         $(260,641)        $(204,649)
                                          -------------      -------------      ------------
      TOTAL ADJUSTED DEFERRED TAX ASSETS    $ 1,280,491        $ 1,035,751         $ 244,740
          TOTAL DEFERRED TAX LIABILITIES       (465,290)          (260,641)         (204,649)
                                          -------------      -------------      ------------
       NET ADJUSTED DEFERRED TAX ASSETS/
                           (LIABILITIES)       $815,201           $775,110            40,091
                                          -------------      -------------      ------------
Adjust for the Change in Deferred Tax on
 Unrealized Gains/Losses                                                               6,285
Adjust for the Stock Compensation
 Transfer                                                                                665
Other Adjustments                                                                         --
Adjusted Change in Net Deferred Income
 Tax                                                                                 $47,041

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The sum of the income tax incurred and the change in the deferred tax asset/liability is different from the result obtained by applying the statutory federal income tax rate to the pre-tax net income. The significant items causing this difference are as follows:

                                               2010           % OF PRE-TAX       2009
                                            TAX EFFECT           INCOME       TAX EFFECT
---------------------------------------------------------------------------------------------
Statutory Tax -- 35%                           $13,797             35.00%        $998,990
Tax Preferred Investments                      (92,800)          (235.41)%        (97,710)
Affiliated Dividends                           (49,000)          (124.30)%             --
Foreign Tax Credits                                 --              0.00%              --
IMR Adjustments                                 18,492             46.91%              --
IRS Audit Adjustments                             (887)            (2.25)%        (17,055)
Correction of Deferred
Balances                                        18,171             46.10%              --
Gain on Reinsurance
Booked to Surplus                                   --              0.00%              --
Change in Basis of Reserves
Booked to Surplus                                   --              0.00%              --
All Other                                        4,664             11.83%         (14,118)
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------
Federal and Foreign Income
Taxes Incurred                                $(65,495)          (166.14)%       $446,708
Federal Income Tax on Net
Capital Gains                                   24,973             63.35%          (1,061)
Change in Net Deferred
Income Taxes                                   (47,041)          (119.33)%        424,460
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------

                                         % OF PRE-TAX        2008           % OF PRE-TAX
                                            INCOME        TAX EFFECT           INCOME
--------------------------------------  --------------------------------------------------
Statutory Tax -- 35%                          35.00%        $(780,261)           35.00%
Tax Preferred Investments                     (3.42)%        (105,214)            4.72%
Affiliated Dividends                           0.00%               --             0.00%
Foreign Tax Credits                            0.00%          (12,910)            0.58%
IMR Adjustments                                0.00%               --             0.00%
IRS Audit Adjustments                         (0.60)%              --             0.00%
Correction of Deferred
Balances                                       0.00%               --             0.00%
Gain on Reinsurance
Booked to Surplus                              0.00%            2,846            (0.13)%
Change in Basis of Reserves
Booked to Surplus                              0.00%           (8,377)            0.38%
All Other                                     (0.49)%         (11,547)            0.52%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------
Federal and Foreign Income
Taxes Incurred                                15.66%        $(245,745)           11.02%
Federal Income Tax on Net
Capital Gains                                 (0.04)%            (467)            0.02%
Change in Net Deferred
Income Taxes                                  14.87%         (669,251)           30.03%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------

E. 1. At December 31, 2010, the Company had $0 of net operating loss carryforward and $0 of foreign tax credit carryforward.

       2. The amount of federal income taxes incurRed in the current year and prior years that will be available for recoupment in the event of future net losses are:

2010                                                                    $168,857
2009                                                                    $192,718
2008                                                                        $ --

     3.   The aggregate amounts of deposits reported as admitted assets under
          Section 6603 of the Internal Revenue Service ("IRS") Code was $0 as of December 31, 2010.

F. 1. The Company's federal income tax return is consolidated within The Hartford consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                        Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company                Hartford Lloyd's Corporation
Hartford Casualty Insurance Company                    1st AgChoice, Inc.
Hartford Underwriters Insurance Company                ClaimPlace, Inc.
Twin City Fire Insurance Company                       Access CoverageCorp, Inc.
Pacific Insurance Company, Limited                     Access CoverageCorp Technologies, Inc.
Trumbull Insurance Company                             Hartford Casualty General Agency, Inc.
Hartford Insurance Company of Illinois                 Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Strategic Investments LLC
Hartford Insurance Company of the Southcast            Hartford Life, Inc.
Hartford Lloyd's Insurance Company                     Hartford Life and Accident Insurance Company
Property & Casualty Insurance Co. of Hartford          Hartford Life International Ltd.
Sentinel Insurance Company, Ltd.                       Hartford Equity Sales Company, Inc.
First State Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Insurance Company                          Hartford Securities Distribution Company, Inc.
New England Reinsurance Corporation                    The Evergreen Group, Incorporated
Fencourt Reinsurance Company, Ltd.                     Hartford Administrative Services Company
Heritage Reinsurance Co., Ltd.                         Woodbury Financial Services, Inc.
New Ocean Insurance Co., Ltd.                          Hartford Life, Ltd.
Hartford Investment Management Co.                     Hartford Life Alliance, LLC
HARCO Property Services, Inc.                          Hartford Life Insurance Company
Four Thirty Seven Land Company, Inc.                   Hartford Life and Annuity Insurance Company
HRA, Inc.                                              Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           Hartford Hedge Fund Company, LLC
Hartford Technology Services Company                   American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Specialty Company                             Federal Trust Corporation
Federal Trust Bank                                     White River Life Reinsurance Company
Federal Trust Mortgage Company                         Hartford of Texas General Agency, Inc.
FTB Financial Services, Inc

     2.   Federal Income Tax Allocation

           The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by The Hartford's Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6.  REINSURANCE

The amount of reinsurance recoverables from and payables to reinsurers were $30,695 and $263,290 respectively, as of December 31, 2010 and $46,981 and $401,012 respectively, as of December 31, 2009.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate Reserves for Life and
Accident and Health Policies                                        $9,741,575    $3,144,059     $(4,095,902)          $8,789,732
Policy and Contract Claim Liabilities                                   54,934        10,325         (23,616)              41,643
Premium and Annuity Considerations                                   2,667,556       652,324      (2,209,840)           1,110,040
Death, Annuity, Disability and Other Benefits                          487,561       390,966        (172,286)             706,241
Surrenders and Other Fund Withdrawals                                8,302,517       209,026      (8,228,197)             283,346

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and
Accident and Health Policies                                   $8,933,892    $2,900,085     $(3,700,222  )        $8,133,755
Policy and Contract Claim Liabilities                              57,231         8,119         (31,367  )            33,983
Premium and Annuity Considerations                              3,748,791       332,507     (59,184,583  )       (55,103,285  )
Death, Annuity, Disability and Other Benefits                     414,537       348,187        (135,526  )           627,198
Surrenders and Other Fund Withdrawals                           7,148,344       295,272      (2,041,820  )         5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and
Accident and Health Policies                                       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                   55,343        11,186         (32,693)              33,836
Premium and Annuity Considerations                                   7,861,654     2,322,174        (831,321)           9,352,507
Death, Annuity, Disability and Other Benefits                          515,171       343,069        (200,178)             658,062
Surrenders and Other Fund Withdrawals                                9,660,930       429,781        (125,658)           9,965,053

  a.   EXTERNAL REINSURANCE

       The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $234,315 in 2010, a decrease of $3,087 from the 2009 balance of $237,402. The total amount of reinsurance credits taken for this agreement is $360,485 in 2010, a decrease of $4,749 from the 2009 balance of $365,234.

The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance arrangements with Hartford Life Insurance K.K.("HLIKK") a Japanese based affiliate and a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed GMDB on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $160,823, $161,329 and $110,364 for the year ended December 31, 2010,
    2009 and 2008, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle GMAB, GMIB and GMDB riders. The GMAB provides the policyholder with GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $824, $11,357 and $2,040,623 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,413, $3,398 and $1,203 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,952, $2,772 and $696 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into a modified coinsurance ("MODCO") reinsurance agreement with affiliate Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd., effective November 1, 2010, where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement, the Company recorded a net receivable of $21,952 and collected premiums of $344,271 for the year ended December 31, 2010.

C. REINSURANCE CEDED TO WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a MODCO and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under MODCO, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through MODCO adjustments. The Company reported $589,622 in amounts receivable from reinsurers and $380,050, a reinsurance payable, in other liabilities, for a net receivable position from WRR of $209,572 and paid premiums of $58,332,509 for the year ended December 31, 2009.

Effective November 1, 2010, the Company amended it's existing MODCO reinsurance agreement and coinsurance with funds withheld reinsurance arrangement with WRR to cede, on a MODCO basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR treaties, for the year ended December 31, 2010, the Company recorded a net payable of $247,758 within other liabilities; a liability for funds held under reinsurance treaties of $237,537 and paid premiums of $1,558,884.

D. REINSURANCE CEDED TO CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company entered into a coinsurance with funds withheld and a MODCO reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring yearly renewable term ("YRT) reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus. The Company reported paid premiums of $348,509, $567,248 and $522,811 for years ended December 31, 2010, 2009 and 2008, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2010
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $2,589               $2,935
Ordinary Renewal                                14,840               22,579
Group Life                                          60                   41
                                             ---------            ---------
                                      TOTAL    $17,489              $25,555
                                             ---------            ---------

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473               $3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2010 and 2009, the Company reported $26,596 and $20,453, respectively, as a receivable from and $45,866 and $46,166, respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POST EMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

For the years ended December 31, 2010, 2009 and 2008, the Company incurred expense related to the Pension Plans of approximately $15,266, $19,400 and $10,523, respectively, related to their allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax efFective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2010, 2009 and 2008, the Company incurRed expense related to the other postretirement benefit plans of approximately $1,568, $2,140 and $1,907, respectively.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2010, 2009 and 2008 was $5,756, $5,996 and $4,825, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid by State of Connecticut life insurance companies to shareholders is restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are not cumulative. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations. In 2010 and 2009, ordinary dividends of $72,000 and $0, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $768,662 in 2011.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $58,419,988 and $59,079,204 as of December 31, 2010 and 2009, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2010 and 2009, the Company Separate Account statement included legally insulated assets of $58,419,988 and $59,079,204, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the statutory statements of operations.

Separate Account fees, net of minimum guarantees, were $1,172,978, $1,165,306 and $1,363,868 for the years ended December 31, 2010, 2009 and 2008, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2010 is as follows:

                                                        NONINDEXED
                                                        GUARANTEED        NONINDEXED
                                                        LESS THAN         GUARANTEED          NONGUARANTEED
                                                         OR EQUAL         MORE THAN              SEPARATE
                                        INDEXED           TO 4%               4%                 ACCOUNTS              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits
 for the year ended 2010
                                          $ --             $ --              $ --                 $1,066,846           $1,066,846
                                          ----             ----              ----             --------------       --------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                --               --                --                 57,145,012           57,145,012
  Amortized cost                            --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                     TOTAL RESERVES         --               --                --                 57,145,012           57,145,012
                                          ----             ----              ----             --------------       --------------
 By withdrawal characteristics:
  Subject to discretionary
   withdrawal                               --               --                --                         --                   --
  With FV                                   --               --                --                         --                   --
  At BV without FV adjustment and
   with surrender charge of 5% or
   more                                     --               --                --                         --                   --
  At fair value                             --               --                --                 57,039,179           57,039,179
  At BV without FV adjustment and
   with surrender charge of less
   than 5%                                  --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                           SUBTOTAL         --               --                --                 57,039,179           57,039,179
  Not subject to discretionary
   withdrawal                               --               --                --                    105,833              105,833
                                          ----             ----              ----             --------------       --------------
                              TOTAL       $ --             $ --              $ --                $57,145,012          $57,145,012
                                          ----             ----              ----             --------------       --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                           $1,066,846           $1,658,014           $3,572,439
Transfer from Separate Accounts                                         (7,208,445  )        (5,464,863  )        (5,260,541  )
                                                                    --------------  ---  --------------  ---  --------------
Net Transfer (from) to Separate Accounts                                (6,141,599  )        (3,806,849  )        (1,688,102  )
Internal Exchanges & Other Separate Account Activity                        (2,822  )              (672  )            16,421
                                                                    --------------  ---  --------------  ---  --------------
Transfer (from) to Separate Accounts on the Statement of
 Operations                                                            $(6,144,421  )       $(3,807,521  )       $(1,671,681  )
                                                                    --------------  ---  --------------  ---  --------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford Mutual Funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against Hartford Investment Financial Services, LLC in the United States District Court for the District of New Jersey on behalf of six additional Hartford Mutual Funds. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiff in the New Jersey action seeks recovery of lost earnings. HIFSCO disputes the allegations, has moved to dismiss the Delaware action, and intends to move to dismiss the New Jersey action.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $169, $(19) and $202 in 2010, 2009 and 2008 respectively, of which $34, $498 and $108 in 2010, 2009 and 2008 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $2,739 and $3,614 as of December 31, 2010 and 2009, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for space and equipment used by The Hartford's life insurance companies was $6,942, $9,705 and $6,142 in 2010, 2009 and 2008, respectively. Future minimum rental commitments are as follows:

2011                                                                 $5,779
2012                                                                  4,014
2013                                                                  2,921
2014                                                                  1,256
2015                                                                    186
Thereafter                                                               (4)
                                                                  ---------
Total                                                               $14,152
                                                                  ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $5,283 and $2,714 in 2010, 2009 and 2008, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the IRS as part of The Hartford's consolidated tax return. With few exceptions, the Company is no longer subject to income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, The Hartford's management is working with the IRS on a possible settlement of a dividends received deduction ("DRD") issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the Statement of Operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account DRD is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual curRent year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $88,631, $113,431 and $112,175 related to the Separate Account DRD in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(4,169), $15,720 and $6,960 in 2010, 2009 and 2008,
respectively.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit against its U.S. tax liability for foreign taxes paid by the Company including payments from its Separate Account assets. The Separate Account foreign tax credit is estimated for the curRent year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through by the mutual funds. The Company recorded benefits of $2,396, $11,125 and $11,244 related to Separate Account foreign tax credit in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (expenses) related to true-ups of prior years' tax returns of $(3,504), $1,541 and $2,772 in 2010, 2009 and 2008, respectively.

(E) FUNDING OBLIGATION

At December 31, 2010, the Company had outstanding commitments totaling $123,736 of which $6,661 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $117,075 of outstanding commitments is related to various private placement and mortgage loan commitments with a commitment period that expires in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferRed premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 Connecticut Audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company has recorded an adjustment to "Capital and Surplus" of $(7,208) representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571 in "Change in Nonadmitted assets" and $(21,779) in "Correction of prior year error". The change in calculation and accounting had an immaterial effect on the Company's net income for the years ending December 31, 2008, 2009 and in 2010 decreased net income by approximately $1,973. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2009 and 2010.

14.  SALE OF AFFILIATE

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000 which was net of capital gains tax withheld of $5,000. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44,000 after-tax.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704 for the sale of HICC and $20,043 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2010 and 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R Adoption                              266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2010 and 2009 Annual Statements, as filed:

                                                                                         CAPITAL AND
                                            COST OF                                        PAID IN             NET CASH FROM
                                          INVESTMENTS              NET CASH             SURPLUS, LESS          FINANCING AND
                                          ACQUIRED --                FROM                 TREASURY             MISCELLANEOUS
                                             STOCK                INVESTMENTS               STOCK                 SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
 Receipt of WRR                               (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)               486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2010, through April 11, 2011, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement. (2)
       (3)    (b) Form of Dealer Agreement. (3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract. (4)
       (5)    Form of Application. (5)
       (6)    (a) Certificates of Incorporation of Hartford. (6)
       (6)    (b) Bylaws of Hartford. (6)
       (7)    Form of Reinsurance Agreement. (2)
       (8)    (a) Form of Fund Participation Agreement. (7)
              (b) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (8)
              (c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (8)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   (a) Consent of Deloitte & Touche LLP.
       (10)   (b) Independent Auditors' Consent
       (11)   No financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-76419, filed on June 21, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Pre-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-91921, filed on December 3, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-91921, filed on February 22, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-119418, filed September 17, 2008.

(8) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman                  Senior Vice President
Jared A. Collins                    Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Robert E. Primmer                   Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Terence Shields                     Corporate Secretary, Assistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Mark M. Socha                       Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-168986, filed on April 15, 2011.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2011, there were 247,435 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Executive Vice President/Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle (1)            Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey (1)                   Director
Vernon Meyer (1)                  Senior Vice President
Robert W. Paiano (4)              Treasurer
Sharon A. Ritchey (1)             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine (1)                Chief Legal Officer -- Broker/Dealer and Secretary
Martin A. Swanson (1)             Vice President/Marketing
Diane E. Tatelman (1)             Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2011.

HARTFORD LIFE AND
ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND
ANNUITY INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       Chief Executive Officer and
       Chairman of the Board, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer,
 Senior Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                         *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
David N. Levenson, Chief Executive Officer,                               Richard J. Wirth
 President, Chairman of the Board, Director*                              Attorney-in-Fact
Gregory McGreevey, Executive Vice President,                       Date:  April 22, 2011
 Chief Investment Officer, Director*

333-91921

                                 EXHIBIT INDEX

      (9)       Opinion and Consent of Richard J. Wirth, Assistant General
                Counsel.
     (10)  (a)  Consent of Deloitte & Touche LLP.
     (10)  (b)  Independent Auditors' Consent
     (99)       Copy of Power of Attorney.